                                    [LOGO]


                                  Global Fund
                               Global Equity Fund
                             Global Technology Fund
                              Global Biotech Fund
                                Global Bond Fund
                               U.S. Balanced Fund
                                U.S. Equity Fund
                           U.S. Large Cap Equity Fund
                           U.S. Large Cap Growth Fund
                           U.S. Small Cap Growth Fund
                                 U.S. Bond Fund
                                High Yield Fund
                          Global (Ex-U.S.) Equity Fund


                                 Annual Report


                                 June 30, 2000

                                                        [LOGO] The Brinson Funds
                                                               -----------------

          Trustees and Officers

------------------------------------------------------------------------------

[LOGO]    Trustees

          Walter E. Auch

          Frank K. Reilly, CFA

          Edward M. Roob

          Officers

          Frank K. Reilly, CFA
          Chairman of the Board

          Thomas J. Digenan, CFA, CPA
          President

          Carolyn M. Burke, CPA
          Secretary and Treasurer


          David E. Floyd, CPA
          Assistant Secretary

          Mark F. Kemper
          Assistant Secretary

          Alanna N. Palmer
          Assistant Secretary

================================================================================

          The Funds' Advisor -- Brinson Partners, Inc.

--------------------------------------------------------------------------------

[LOGO] Since the founding of our organization nearly twenty years ago, we have focused our collective energy on two goals: creating meaningful value-added investment performance; and providing our clients with individualized client relationships of the highest quality.

          Now in 2000, nearly 500 focused investment specialists, located in all of the world's major financial centers, continue to deliver investment strategies that meet our clients' needs. With an unrelenting focus on our goals, we have grown into one of the world's premier investment management organizations, and a recognized leader in our industry. In North America, we make our investment capabilities available to institutions and individual investors through the Brinson Family of Funds. The Brinson Funds are no-load, institutionally priced mutual funds that provide investors convenient access to our global investment expertise and capabilities.

          We select portfolio investments for all of The Brinson Funds by focusing on long-term investment fundamentals within a framework of integrated capital markets. Investment performance for our clients is maximized within and across asset classes through a comprehensive understanding of global investment markets and their interrelationships. We apply a systematic, disciplined approach to valuing investments and combine the seasoned judgment of our global investment teams to construct optimal portfolios--balancing considerations for both risk and return.

          Brinson Partners, Inc. is a member of UBS Asset Management, the asset management division of UBS AG.

================================================================================

          ----------------------------------------------------------------------
          Table of Contents
          ----------------------------------------------------------------------

--------------------------------------------------------------------------------

[LOGO]
          To Our Shareholders..............................................    4

          Global Economic and Market Highlights............................    5

          U.S. Economic and Market Highlights..............................    6

          Portfolio Managers' Commentary and Schedule of Investments
               Global Fund.................................................    7
               Global Equity...............................................   18
               Global Technology Fund......................................   25
               Global Biotech Fund.........................................   28
               Global Bond Fund............................................   31
               U.S. Balanced Fund..........................................   37
               U.S. Equity Fund............................................   43
               U.S. Large Cap Equity Fund..................................   48
               U.S. Large Cap Growth Fund..................................   52
               U.S. Small Cap Growth Fund..................................   56
               U.S. Bond Fund..............................................   61
               High Yield Fund.............................................   67
               Global (Ex-U.S.) Equity Fund................................   74

          Statements of Assets and Liabilities.............................   82

          Statements of Operations.........................................   84

          Statement of Cash Flows..........................................   86

          Statements of Changes in Net Assets..............................   88

          Financial Highlights.............................................   93

          Notes to Financial Statements....................................  106

          Report of Independent Auditors...................................  112

================================================================================

          Shareholder Letter

--------------------------------------------------------------------------------

[LOGO]    August 28, 2000

          Dear Shareholder:

          Thank you for investing in The Brinson Funds. We appreciate the confidence you have placed in us.

          The first half of 2000 was characterized by turbulence in both equity and bond markets as uncertainty about interest rates, inflation and economic growth came to the fore. While investor sentiment showed continued adoration of the so-called "new economy" in the first quarter, trends reversed sharply in the second quarter. Investors began to heed the warning signs of increasing volatility in most major equity markets, and of swelling share prices in the technology, media and telecommunications sectors. Investor attention shifted to searching for investment value among "old economy" stocks.

          Investors have also begun to look at dot-com companies more skeptically. Many of the new dot-com companies that have sprung up in the past few years are starting to see increasing pressures to solidify their bottom lines. The days of free (or almost free) capital are, if not ending, certainly beginning to slow. More than 120 dot-com companies laid off workers in the past eight months, and 24 of them have subsequently gone out of business. There are still many opportunities to invest in strong, growing companies and undervalued out-of-favor stocks, but active security selection is increasingly important in the current environment.

          While we understand and appreciate the role of new and emerging technology in business, our analysis is focused on investing in companies with solid fundamentals that are using the Internet to strengthen and leverage their existing businesses. Furthermore, as we identify investment opportunities in other specialized areas, we will continue to broaden our selection of offerings within The Brinson Funds. In view of this, we launched two new Funds in the second quarter of 2000: the Global Technology Fund and the Global Biotech Fund.

          The long-term success of our organization was built by focusing on two main goals:
          (1) delivering value-added investment performance, and (2) providing the highest quality client service. We remain as focused as ever on achieving those goals, and we continue to develop our mutual fund organization to better serve our shareholders. We are committed to providing individual investors with the same access to the industry-leading investment expertise and state-of-the-art techniques that are offered to large institutional investors.

          We look forward to continuing our relationship with you, and to helping you meet your long-term investment objectives.

          Sincerely,


          /s/ Thomas J. Digenan
          Thomas J. Digenan, CFA, CPA
          President, The Brinson Funds

================================================================================

          Global Economic and Market Highlights

--------------------------------------------------------------------------------

[LOGO] The tentative recovery in Japan continues. Real GDP growth was 0.7% year-on-year in the first quarter but on figures which were not adjusted for the leap year. Consensus Forecasts predicts year-on-year GDP growth to be flat in the second quarter but to pick up strongly in H2 2000. Recently, industrial production has strengthened on the back of demand for IT goods. The big news to affect the Japanese economy is the removal of the zero interest rate policy. The overnight call rate was raised to 0.25%. This represents the first tightening of monetary policy in Japan in 10 years. The consensus view is that this is premature with the economy still suffering from deflation and the recovery still green.

          In Euroland, sentiment continues to be upbeat. The Euroland real GDP grew by 3.4% year-on-year in the first quarter. Consensus Forecasts predict 3.3% growth in 2000. Inflation is rising, from 1.9% at the start of the year, to 2.4% in July. The Euro continues to languish, reaching new lows against the Dollar earlier this month. The weak Euro is bolstering the recovery in industrial production and export growth. This, coupled with the pick up in domestic demand, means that there are upside risks for inflation. It is likely that the European Central Bank (ECB) will raise rates again. The ECB measure of M3 growth slowed again in June, down 40 basis points to 5.4% year-on-year increase.

          The United Kingdom position is finely balanced. At the recent meeting of the Monetary Policy Committee, interest rates were not changed but the minutes show that there is a big split within the committee as to the size of risks to the economy. The Governor used his casting vote. There has been a weakening in some areas of the economy. Earnings growth have weakened as has the housing market. But with the labor market tightening further and the Bank of England forecasting that inflation is likely to beach its 2.5% target in two years time, a further increase in interest rates seems possible.

          Global Environment

                                                                6 months    1 year   3 years   5 years
          Major Markets                                           ended     ended     ended     ended
          Total Return in U.S. Dollars                           6/30/00   6/30/00   6/30/00   6/30/00
          ------------------------------------------------------------------------------------------------
          U.S. Equity                                              (0.84)%    9.52%    19.06%    22.47%
          Global (Ex-U.S.) Equities (currency unhedged)            (2.99)    18.78     10.52     11.75
          Global (Ex-U.S.) Equities (currency hedged)               2.69     23.11     16.45     20.48
          U.S. Bonds                                                3.92      4.49      6.02      6.23
          Global (Ex-U.S.) Bonds (currency unhedged)               (1.95)     2.40      2.70      1.70
          Global (EX-U.S.) Bonds (currency hedged)                  4.02      5.75      8.20      9.81
          U.S. Cash Equivalents                                     3.13      6.08      5.82      5.83
          ------------------------------------------------------------------------------------------------

                                                                6 months    1 year   3 years   5 years
          Major Markets                                           ended     ended     ended     ended
          Percent Change Relative to U.S. Dollars                6/30/00   6/30/00   6/30/00   6/30/00
          ------------------------------------------------------------------------------------------------
          Yen                                                      (3.26)%   14.40%     2.65%    (4.31)%
          Pound                                                    (6.07)    (3.96)    (3.11)    (0.99)
          Euro                                                     (4.37)    (7.05)    (5.16)    (6.94)
          Canadian Dollar                                          (2.05)    (0.11)    (2.35)    (1.50)
          ------------------------------------------------------------------------------------------------

          All total returns in excess of 1 year are average annualized returns.

================================================================================

          U.S. Economic and Market Highlights

--------------------------------------------------------------------------------

[LOGO] The slowdown in the economy seems less evident than a few months ago. The annualized growth rate in real GDP rose from 5.4% in the first quarter of this year to 6% in the second quarter. Federal government spending and business investment were strong contributors but personal consumption growth weakened in the second quarter. Consensus Forecasts estimate that activity will slow by the end of the year. Growth is forecast to be 5% in 2000, falling sharply to 3.4% in 2001.

          The oil price has risen by nearly 50 percent in the year to July and had an impact on consumer price inflation. From lows of around 1.5% year-on-year increase in late 1998, the rate of price inflation has surged to 3.7% in July 2000. Core inflation, which excludes energy and food, was 2.4% in July, up from 1.9% at the beginning of this year. Thanks to recent productivity gains and the expected unwinding of the oil price effect, the CPI rate is expected to stabilize in the coming months.

          Evidence is emerging that the U.S. economy has undergone a structural change. Productivity, measured by workers' output per hour, has recorded its fastest increase in 17 years. The figures provide some evidence that the economy is utilizing "information-technology enhanced production processes." In the year to June, non-farm productivity grew by 5.1% and the annualized increase in the second quarter was 5.3%. The labor market continues to tighten with the unemployment rate falling to 4% but the increases in productivity seem to be keeping a lid on inflationary pressures as unit labor costs are falling.

          The outlook for short-term interest rates seems to be fairly benign. The consensus opinion is that interest rates have peaked. The combination of a slowing economy, increases in productivity and the prospect of lower energy costs all seem to point to the effective Fed Funds rate being held at 6.5%. The current account deficit poses a risk. Should foreign capital inflows slow, the dollar would fall and raise inflationary pressures.

          U.S. Environment

                                 Major Markets
                          Year To Date June 30, 2000

                             [GRAPH APPEARS HERE]


                    Salomon U.S.Treasury Benchmark Returns
                          Year To Date June 30, 2000

                             [GRAPH APPEARS HERE]


                 Top Ten Industry Returns Relative to S&P 500
                          Year To Date June 30, 2000

                             [GRAPH APPEARS HERE]

                Bottom Ten Industry Returns Relative to S&P 500
                          Year To Date June 30, 2000

                             [GRAPH APPEARS HERE]


                       Label         A              B            C
          Label                U.S. Cash Equiv  U.S. Bonds  U.S. Equities
              1     6/30/2000              4.9        4.49           9.52

                         Label                A
            Label
                1             1                     5.1
                2             2                       4
                3             5                    3.64
                4            10                    3.44
                5            30                    4.31

                         Label                         A
            Label                                           0
                1   Semiconductors                       41.7
                2   Oil Services                        37.47
                3   Drugs                               35.58
                4   Energy Reserves                      26.2
                5   Securities & Asst. Mgmt.            22.46
                6   Heavy Electrical Eqp                20.85
                7   Electronic Equipment                20.85
                8   Medical Products                    20.14
                9   Oil Refining                        18.92
               10   Electric Utility                    11.26

                         Label                         A
            Label
                1   Grocery Stores                          -15.27
                2   Entertainment                           -17.73
                3   Department Stores                       -19.71
                4   Forestry & Paper                        -20.00
                5   Motor Vehicles & Parts                  -20.04
                6   Home Products                           -20.53
                7   Gold                                    -21.25
                8   Internet                                -22.41
                9   Wireless Telecom                        -27.01
               10   Mining & Metals                         -34.61

================================================================================

          ----------------------------------------------------------------------
          Global Fund
          ----------------------------------------------------------------------


--------------------------------------------------------------------------------

[LOGO] Since its inception on August 31, 1992, the Brinson Global Fund Class I has provided an annualized return of 8.97% versus the 13.06% return of its index, the Global Securities Markets Mutual Fund Index. The annualized volatility or risk of the Fund over this period was 6.61%, or about 30% less than the 8.78% volatility of the benchmark. The Fund's return of 0.72% for the first six months of 2000 is 113 basis points higher than the benchmark return of -0.41%. Most of this performance advantage came in the second quarter of the year when the Fund returned 1.81%, greatly outperforming the -2.56% return of the benchmark.

          Market turbulence that began early this year, particularly in equities, continued into the second quarter. Aggregate equity indices generally fell by moderate amounts. In recent quarters, industry selection has been critical. In the latest quarter, there were significant setbacks in technology, media and telecommunications stocks, with so-called "old economy" stocks generally outperforming. The Fund's focus on these "old economy" stocks greatly contributed to the Fund's performance advantage in the quarter and for the year-to-date period.

          In the current market environment, our analyses show that bond valuations are more attractive than equities. The risk premium on equities versus government inflation-linked bonds is only about 1%. This clearly does not compensate investors for the added risk of holding large equity positions. Our strategies therefore include a general overweight to bonds offset by underweights to equities. Notably this quarter, widening credit spreads prompted us to increase holdings in U.S. high-yield bonds, which was offset by reducing our large overweight position in U.S. Treasury Inflation Protected Securities (TIPS). We reduced our Japanese equity overweight and redistributed the proceeds to U.S. and U.K. equities. This move came after earlier outperformance that allowed us to take profits on some highly valued Japanese technology shares. In U.S. and U.K. equity markets, we see opportunities in the "old economy" sectors where some undervalued companies are making progress in leveraging their skills, assets and competitive positions to take advantage of technology and the Internet.

          ======================================================================

          ----------------------------------------------------------------------
          Global Fund
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------
[LOGO]    Total Return
          ----------------------------------------------------------------------

                                                                 6 months      1 year      3 years        5 years       Inception*
                                                                  ended         ended       ended          ended            to
                                                                 6/30/00       6/30/00     6/30/00        6/30/00        6/30/00
          ------------------------------------------------------------------------------------------------------------------------
          Brinson Global Fund Class I                             0.72%         -0.48%        4.12%      9.30%           8.97%
          ------------------------------------------------------------------------------------------------------------------------
          Brinson Global Fund Class N                             0.54          -0.80         3.79        N/A            3.79
          ------------------------------------------------------------------------------------------------------------------------
          GSMI Mutual Fund Index**                               -0.41           9.96        11.85      13.90           13.06
          ------------------------------------------------------------------------------------------------------------------------
          MSCI World Equity (Free) Index                         -2.49          12.39        15.13      17.35           15.66
          ------------------------------------------------------------------------------------------------------------------------
          Salomon Smith Barney World Gov't. Bond Index            0.03           3.16         3.87       3.16            5.66
          ------------------------------------------------------------------------------------------------------------------------

          * Inception dates of the Brinson Global Fund Class I and Class N are 8/31/92 and 6/30/97, respectively. Performance inception date of each of the Indices is 8/31/92.

          ** An unmanaged index compiled by the Advisor, constructed as follows: 40% Wilshire 5000 Index; 22% MSCI World ex USA (Free) Index; 21% Salomon Smith Barney BIG Bond Index; 9% Salomon Non-U.S. Government Bond Index (unhedged); 2% JP Morgan EMBI+; 3% MSCI Emerging Markets Free Index; and 3% Merrill Lynch High Yield Master Index.

          Total return includes reinvestment of all capital gain and income distributions.

          All total returns in excess of 1 year are average annualized returns.

          ----------------------------------------------------------------------
          Illustration of an Assumed Investment of $1,000,000
          ----------------------------------------------------------------------

          This chart shows the growth in the value of an investment in the Brinson Global Fund Class I, the GSMI Mutual Fund Index, the MSCI World Equity (Free) Index and the Salomon Smith Barney World Government Bond Index if you had invested $1,000,000 on August 31, 1992, and had reinvested all your income dividends and capital gain distributions through June 30, 2000. The performance of Class N shares will vary based upon the different inception dates and class specific expenses. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

          Brinson Global Fund Class I vs. GSMI Mutual Fund Index,
          MSCI World Equity (Free) Index and Salomon Smith Barney World Gov't. Bond Index

          Wealth Value with Dividends Reinvested

                                    [GRAPH]

               $1,960,819        Brinson Global Fund Class I
               $2,615,635        GSMI Mutual Fund Index
               $3,126,211        MSCI World Equity (Free) Index
               $1,539,557        Salomon Smith Barney World Gov't Bond Index

          Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

                    Label            A                 B               C               D
          Label  Date         Brinson Global F  GSMI Mutual Fun  MSCI World Equi  Solomon Smith
              1    8/31/92         $1,000,000       $1,000,000       $1,000,000     $1,000,000
              2    9/30/92         $1,013,000       $1,005,314       $  991,423     $1,010,000
              3   10/31/92         $1,007,000       $  997,514       $  964,679     $  982,528
              4   11/30/92         $1,022,000       $1,017,428       $  981,884     $  966,906
              5   12/31/92         $1,032,925       $1,030,790       $  990,218     $  972,746
              6    1/31/93         $1,048,115       $1,042,387       $  993,554     $  989,769
              7    2/28/93         $1,068,369       $1,055,458       $1,017,111     $1,009,267
              8    3/31/93         $1,081,142       $1,087,329       $1,075,990     $1,024,810
              9    4/30/93         $1,086,223       $1,093,919       $1,125,787     $1,046,434
             10    5/31/93         $1,097,400       $1,116,872       $1,151,607     $1,056,898
             11    6/30/93         $1,107,567       $1,119,316       $1,141,994     $1,054,636
             12    7/31/93         $1,110,624       $1,127,126       $1,165,369     $1,057,589
             13    8/31/93         $1,134,059       $1,166,328       $1,219,770     $1,089,423
             14    9/30/93         $1,134,084       $1,165,278       $1,197,452     $1,102,387
             15   10/31/93         $1,143,329       $1,182,155       $1,230,667     $1,100,513
             16   11/31/93         $1,131,002       $1,153,045       $1,160,612     $1,092,699
             17   12/31/93         $1,148,054       $1,179,801       $1,216,971     $1,101,932
             18    1/31/94         $1,173,590       $1,218,762       $1,297,252     $1,110,748
             19    2/28/94         $1,152,310       $1,200,386       $1,280,212     $1,103,528
             20    3/31/94         $1,118,262       $1,159,904       $1,225,058     $1,101,983
             21    4/30/94         $1,122,518       $1,172,614       $1,263,624     $1,103,195
             22    5/31/94         $1,124,646       $1,176,336       $1,267,367     $1,093,487
             23    6/30/94         $1,116,140       $1,164,819       $1,263,654     $1,109,233
             24    7/31/94         $1,132,192       $1,189,041       $1,287,845     $1,118,107
             25    8/31/94         $1,156,805       $1,220,386       $1,326,765     $1,114,194
             26    9/30/94         $1,139,683       $1,201,154       $1,291,216     $1,122,216
             27   10/31/94         $1,137,543       $1,219,154       $1,328,899     $1,140,171
             28   11/30/94         $1,122,561       $1,185,232       $1,271,624     $1,124,437
             29   12/31/94         $1,126,372       $1,196,582       $1,283,697     $1,127,585
             30    1/31/95         $1,139,482       $1,208,708       $1,264,853     $1,151,265
             31    2/28/95         $1,167,887       $1,241,252       $1,283,629     $1,180,737
             32    3/31/95         $1,183,182       $1,281,224       $1,345,557     $1,250,873
             33    4/30/95         $1,206,125       $1,311,158       $1,392,627     $1,274,014
             34    5/31/95         $1,244,362       $1,344,050       $1,405,194     $1,309,941
             35    6/30/95         $1,256,423       $1,364,548       $1,404,730     $1,317,670
             36    7/31/95         $1,284,098       $1,407,051       $1,475,061     $1,320,832
             37    8/31/95         $1,300,703       $1,402,131       $1,442,139     $1,275,396
             38    9/30/95         $1,322,842       $1,439,648       $1,484,738     $1,303,837
             39   10/31/95         $1,332,805       $1,430,595       $1,461,673     $1,313,485
             40   11/30/95         $1,371,549       $1,473,410       $1,512,618     $1,328,328
             41   12/31/95         $1,398,239       $1,500,615       $1,557,008     $1,342,275
             42    1/31/96         $1,424,264       $1,525,115       $1,586,118     $1,325,765
             43    2/29/96         $1,418,349       $1,529,469       $1,595,765     $1,319,004
             44    3/31/96         $1,428,996       $1,542,531       $1,622,258     $1,317,157
             45    4/30/96         $1,447,923       $1,569,098       $1,660,371     $1,311,889
             46    5/31/96         $1,452,665       $1,580,746       $1,661,700     $1,312,151
             47    6/30/96         $1,462,269       $1,583,964       $1,670,556     $1,322,517
             48    7/31/96         $1,440,730       $1,542,337       $1,611,517     $1,347,909
             49    8/31/96         $1,463,465       $1,567,235       $1,630,575     $1,353,166
             50    9/30/96         $1,511,330       $1,618,828       $1,694,511     $1,358,714
             51   10/31/96         $1,536,459       $1,634,988       $1,706,176     $1,384,122
             52   11/30/96         $1,596,290       $1,703,760       $1,802,360     $1,402,393
             53   12/31/96         $1,595,424       $1,688,579       $1,773,715     $1,391,033
             54    1/31/97         $1,615,268       $1,713,300       $1,795,458     $1,353,893
             55    2/28/97         $1,629,820       $1,721,365       $1,815,922     $1,343,738
             56    3/31/97         $1,604,685       $1,638,518       $1,779,579     $1,333,526
             57    4/30/97         $1,621,882       $1,717,598       $1,837,956     $1,321,791
             58    5/31/97         $1,689,351       $1,804,433       $1,951,687     $1,357,744
             59    6/30/97         $1,736,975       $1,869,036       $2,048,777     $1,373,901
             60    7/31/97         $1,792,537       $1,943,405       $2,143,340     $1,363,184
             61    8/31/97         $1,746,236       $1,872,161       $1,998,281     $1,362,366
             62    9/30/97         $1,800,475       $1,953,277       $2,106,924     $1,391,385
             63   10/31/97         $1,747,558       $1,890,285       $1,996,326     $1,420,326
             64   11/30/97         $1,751,527       $1,907,153       $2,031,241     $1,398,595
             65   12/31/97         $1,770,868       $1,930,073       $2,056,062     $1,394,399
             66    1/31/98         $1,791,307       $1,956,072       $2,113,744     $1,407,925
             67    2/28/98         $1,857,002       $2,050,747       $2,256,714     $1,419,329
             68    3/31/98         $1,899,340       $2,108,872       $2,351,694     $1,405,277
             69    4/30/98         $1,902,260       $2,129,617       $2,374,688     $1,427,762
             70    5/31/98         $1,892,040       $2,099,572       $2,345,875     $1,431,046
             71    6/30/98         $1,880,791       $2,126,234       $2,400,742     $1,433,192
             72    7/31/98         $1,876,373       $2,115,137       $2,397,120     $1,435,055
             73    8/31/98         $1,726,145       $1,901,138       $2,077,601     $1,474,089
             74    9/30/98         $1,780,639       $1,966,845       $2,114,573     $1,552,510
             75   10/31/98         $1,845,443       $2,084,211       $2,306,041     $1,598,465
             76   11/30/98         $1,896,992       $2,169,407       $2,443,383     $1,575,926
             77   12/31/98         $1,918,264       $2,247,617       $2,562,162     $1,607,603
             78    1/31/99         $1,921,515       $2,278,825       $2,618,459     $1,592,813
             79    2/28/99         $1,874,371       $2,218,396       $2,548,880     $1,541,683
             80    3/31/99         $1,905,259       $2,288,480       $2,654,612     $1,545,538
             81    4/30/99         $1,983,290       $2,368,078       $2,759,702     $1,544,919
             82    5/31/99         $1,947,525       $2,308,167       $2,658,037     $1,518,965
             83    6/30/99         $1,970,339       $2,378,691       $2,781,681     $1,492,383
             84    7/31/99         $1,965,421       $2,365,993       $2,773,416     $1,528,946
             85    8/31/99         $1,934,276       $2,359,432       $2,768,275     $1,535,979
             86    9/30/99         $1,906,409       $2,349,454       $2,742,252     $1,559,941
             87   10/31/99         $1,903,131       $2,433,356       $2,884,676     $1,559,161
             88   11/30/99         $1,911,327       $2,490,310       $2,965,705     $1,542,789
             89   12/31/99         $1,946,875       $2,626,332       $3,205,905     $1,539,087
             90  1/31/2000         $1,889,358       $2,537,983       $3,022,476     $1,506,304
             91  2/29/2000         $1,861,471       $2,583,396       $3,030,359     $1,495,459
             92  3/31/2000         $1,925,960       $2,684,238       $3,240,090     $1,541,818
             93  4/30/2000         $1,925,960       $2,576,701       $3,102,949     $1,491,401
             94  5/31/2000         $1,931,189       $2,523,472       $3,024,393     $1,503,033
             95  6/30/2000         $1,960,819       $2,615,635       $3,126,211     $1,539,557

          ======================================================================
8

          ----------------------------------------------------------------------
          Global Fund
          ----------------------------------------------------------------------

--------------------------------------------------------------------------------

          ----------------------------------------------------------------------
          Asset Allocation
          ----------------------------------------------------------------------

          As of June 30, 2000
                                                                   Current
                                                  Benchmark        Strategy
          ----------------------------------------------------------------------
          U.S. Equities                             40.0%            22.5%
          Global (Ex-U.S.) Equities                 22.0             14.5
          Emerging Markets Equities                  3.0              3.0
          Dollar Bonds                              21.0             40.0
          High Yield Bonds                           3.0              5.5
          Global (Ex-U.S.) Bonds                     9.0             11.0
          Emerging Markets Debt                      2.0              3.5
          Cash Equivalents                           0.0              0.0
          ----------------------------------------------------------------------
                                                   100.0%           100.0%


          ----------------------------------------------------------------------
          Top Ten Equity Holdings
          ----------------------------------------------------------------------

          As of June 30, 2000
                                                                 Percent of
                                                                 Net Assets
          ----------------------------------------------------------------------
           1. Advanced Micro Devices, Inc.                          1.45%
           2. FedEx Corp.                                           1.10
           3. Burlington Northern Santa Fe Corp.                    1.05
           4. Allergan, Inc.                                        1.03
           5. Electronic Data Systems Corp.                         0.87
           6. Gateway, Inc.                                         0.73
           7. CIGNA Corp.                                           0.71
           8. St. Jude Medical, Inc.                                0.71
           9. Alza Corp.                                            0.71
          10.Baxter International, Inc.                             0.70
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------
          Currency Allocation
          ----------------------------------------------------------------------

          As of June 30, 2000
                                                                        Current
                                                  Benchmark             Strategy
          ----------------------------------------------------------------------
          U.S.                                      66.0%                 62.4%
          Japan                                      9.0                   1.0
          U.K.                                       5.0                   0.0
          Euro                                      12.0                  23.0
          Other Europe                               2.5                   2.5
          Canada                                     1.3                   1.3
          Emerging Markets                           3.0                   3.0
          Asia (Ex-Japan)                            0.6                   0.2
          Australia/New Zealand                      0.6                   6.6
          ----------------------------------------------------------------------
                                                   100.0%                100.0%


          ----------------------------------------------------------------------
          Top Ten Fixed Income Holdings
          ----------------------------------------------------------------------

          As of June 30, 2000
                                                                  Percent of
                                                                  Net Assets
          ----------------------------------------------------------------------
           1. U.S. Treasury Inflation Indexed Note,
              3.875%, due 04/15/29                                   8.60%
           2. U.S. Treasury Inflation Indexed Note,
              3.625%, due 04/15/28                                   4.59
           3. Petroleum Geo-Services,
              7.425%, due 03/20/02                                   1.19
           4. Federal Home Loan Mortgage Corp.,
              5.750%, due 03/15/09                                   0.77
           5. U.S. Treasury Note,
              5.625%, due 05/15/08                                   0.74
           6. Government of Canada,
              4.250%, due 12/01/21                                   0.74
           7. Government of Japan,
              4.600%, due 03/21/05                                   0.71
           8. Government National Mortgage Association,
              6.500%, due 01/15/29                                   0.69
           9. Key Bank, NA,
              6.675%, due 07/23/01                                   0.68
          10. Government of France (OAT),
              4.000%, due 10/25/09                                   0.67
          ----------------------------------------------------------------------

          ======================================================================

          Global  Fund
________________________________________________________________________________

[LOGO]    Industry Diversification

          As a Percent of Net Assets
          As of June 30, 2000

          ______________________________________________________________________

          U.S. EQUITIES

          Energy.....................................................   1.12%
          Capital Investment
               Capital Goods.........................................   1.51
               Electronic Components.................................   2.63
               Technology............................................   0.62
                                                                       -----
                                                                        4.76
          Basic Industries
               Chemicals.............................................   1.04
               Housing/Paper.........................................   2.31
               Metals................................................   0.59
                                                                       -----
                                                                        3.94
          Computers
               Software..............................................   0.85
               Systems...............................................   1.59
                                                                       -----
                                                                        2.44
          Consumer
               Autos/Durables........................................   0.77
               Food/House Products...................................   0.16
               Health: Drugs.........................................   2.08
               Health: Non-Drugs.....................................   3.04
               Leisure/Tourism.......................................   0.17
               Retail/Apparel........................................   2.39
               Non-Durables..........................................   0.67
                                                                       -----
                                                                        9.28
          Financial
               Banks.................................................   1.96
               Non-Banks.............................................   2.49
                                                                       -----
                                                                        4.45
          Telecommunications
               Equipment.............................................   0.05
               Services..............................................   1.82
                                                                       -----
                                                                        1.87

          Transportation.............................................   2.43
          Services/Misc..............................................   2.58
          U.S. Small Capitalization Equity...........................   2.78
          Utilities..................................................   1.07
                                                                       -----
                    Total U.S. Equities.............................   36.72*

          GLOBAL (EX-U.S.) EQUITIES
               Aerospace and Military................................   0.04
               Airlines..............................................   0.09
               Appliances & Household................................   0.44
               Autos/Durables........................................   0.40
               Banking...............................................   1.65
               Beverages & Tobacco...................................   0.52
               Broadcasting & Publishing.............................   0.63
               Building Materials....................................   0.12
               Business & Public Service.............................   0.26
               Chemicals.............................................   0.45
               Computer Software.....................................   0.10
               Consumer..............................................   0.04
               Data Processing.......................................   0.45
               Electric Components...................................   0.50
               Electronics...........................................   0.56
               Energy................................................   0.70
               Financial Services....................................   0.68
               Food & House Products.................................   0.54
               Forest Products.......................................   0.06%
               Health:  Drugs........................................   0.09
               Health:  Non-Drugs....................................   1.07
               Industrial Components.................................   0.20
               Insurance.............................................   0.81
               Leisure & Tourism.....................................   0.09
               Machinery & Engineering...............................   0.32
               Merchandising.........................................   0.16
               Metals-Non Ferrous....................................   0.13
               Metals-Steel..........................................   0.07
               Multi-Industry........................................   0.02
               Non-Durables..........................................   0.01
               Real Estate...........................................   0.21
               Recreation............................................   0.16
               Telecommunications....................................   1.74
               Transportation........................................   0.44
               Utilities.............................................   0.72
               Wholesale & International Trade.......................   0.04
                                                                       -----
                    Total Global (Ex-U.S.) Equities..................  14.51

          EMERGING MARKETS EQUITIES..................................   3.39
                                                                       -----

          TOTAL EQUITIES.............................................  54.62

          U.S. BONDS
          U.S. Corporate Bonds
               Airlines..............................................   0.05
               Banks.................................................   0.85
               Building Materials....................................   0.08
               Chemicals.............................................   0.04
               Consumer..............................................   0.20
               Construction..........................................   0.03
               Energy................................................   1.50
               Financial.............................................   0.79
               Services/Miscellaneous................................   0.30
               Technology............................................   0.16
               Telecommunications....................................   0.42
                                                                       -----
                    Total U.S. Corporate Bonds.......................   4.42

          International Dollar Bonds
               Foreign Banks.........................................   0.34
               Foreign Energy........................................   0.15
                                                                       -----
                    Total International Dollar Bonds.................   0.49

          Asset-Backed...............................................   0.35
          Corporate Mortgage-Backed Securities.......................   1.64
          U.S. Government Agencies...................................   1.58
          U.S. Government Mortgage-Backed Securities.................   1.89
          U.S. Government Obligations................................  14.83
                                                                       -----
                    Total U.S. Bonds.................................  25.20*

          HIGH YIELD BONDS...........................................   5.46

          GLOBAL (EX-U.S.) BONDS
               Foreign Financial Bonds...............................   0.78
               Foreign Government Bonds..............................  10.16
                                                                       -----
                    Total Global (Ex-U.S.) Bonds.....................  10.94
          EMERGING MARKETS BONDS.....................................   3.84
                                                                       -----
          SHORT-TERM INVESTMENTS.....................................  17.45*

                    TOTAL INVESTMENTS................................ 117.51

          LIABILITIES, LESS CASH AND
               OTHER ASSETS.......................................... (17.51)
                                                                       -----
          NET ASSETS................................................. 100.00%
                                                                      ======

          ______________________________________________________________________
          * -The Fund held a long position in U.S. Treasury futures on June 30, 2000 which increased U.S. Bond exposure from 25.20% to 40.21%.The
          Fund held a short position in stock index futures on June 30, 2000 which reduced U.S. Equity exposure from 36.72% to 21.58%.These adjustments result in a net increase in the Fund's exposure to Short-Term Investments from 17.45% to 17.58%.
          ======================================================================

          GLOBAL FUND -- SCHEDULE OF INVESTMENTS


June 30, 2000

________________________________________________________________________________

                                                                                    Shares              Value
                                                                                   --------            -------
          Equities -- 54.62%
          U.S. Equities -- 36.72%
          Advanced Micro Devices, Inc. (b)..................................         55,200          $ 4,264,200
          Allergan, Inc.                                                             40,400            3,009,800
          Alza Corp. (b)....................................................         35,200            2,081,200
          American Electric Power Co., Inc..................................         43,560            1,290,465
          American General Corp.............................................         14,800              902,800
          American Standard Companies, Inc. (b).............................         27,500            1,127,500
          AmSouth Bancorp...................................................         32,087              505,370
          Aon Corp..........................................................         45,047            1,399,272
          Associates First Capital Corp., Class A...........................         61,400            1,369,987
          Baxter International, Inc.........................................         29,300            2,060,156
          Brinson U.S. Small Capitalization
               Equity Fund (b)                                                      397,192            8,140,053
          Burlington Northern Santa Fe Corp.................................        133,700            3,066,744
          Cardinal Health, Inc..............................................            300               22,200
          Carnival Corp., Class A...........................................         25,700              501,150
          CIGNA Corp........................................................         22,300            2,085,050
          Circuit City Stores-Circuit City Group............................         17,300              574,144
          CMS Energy Corp...................................................         24,600              544,275
          CommScope, Inc. (b)...............................................          3,900              159,900
          Compaq Computer Corp..............................................         67,700            1,730,581
          Computer Sciences Corp. (b).......................................          2,900              216,594
          Compuware Corp. (b)...............................................        117,800            1,222,175
          CVS Corp..........................................................         13,500              540,000
          Delhaize America, Inc.............................................              1                   18
          Dell Computer Corp. (b)...........................................         15,700              774,206
          Eastman Chemical Co...............................................         14,700              701,925
          Electronic Data Systems Corp......................................         61,700            2,545,125
          Emerson Electric Co...............................................         33,300            2,010,487
          Entergy Corp......................................................         36,300              986,906
          Exxon Mobil Corp..................................................         16,600            1,303,100
          Federated Department Stores, Inc. (b).............................         20,000              675,000
          FedEx Corp. (b)...................................................         84,800            3,222,400
          First Data Corp...................................................         35,830            1,778,064
          Fleet Boston Financial Corp.......................................         42,515            1,445,510
          Fort James Corp...................................................         46,300            1,070,687
          Gateway, Inc. (b).................................................         37,800            2,145,150
          GATX Corp.........................................................         10,700              363,800
          Genzyme Corp. (b).................................................         17,600            1,046,100
          GreenPoint Financial Corp.........................................         51,300              961,875
          Household International, Inc......................................         27,700            1,151,281
          Illinois Tool Works, Inc..........................................         35,000            1,995,000
          IMC Global, Inc...................................................         57,000              741,000
          Johnson & Johnson Co..............................................         18,900            1,925,437
          Johnson Controls, Inc.............................................         17,200              882,575
          Kimberly-Clark Corp...............................................         22,200            1,273,725
          Kroger Co. (b)....................................................         71,600            1,579,675
          Lafarge Corp......................................................         21,300              447,300
          Lear Corp. (b)....................................................         38,400              768,000
          Lexmark International Group, Inc. (b).............................         20,500            1,378,625
          Lincoln National Corp.............................................         26,900              971,762
          Lyondell Chemical Co..............................................         33,200              556,100
          Martin Marietta Materials, Inc....................................         15,984              646,353
          Masco Corp........................................................         96,300            1,739,419
          Mattel, Inc.......................................................        104,300            1,375,456
          Mead Corp.........................................................         25,100              633,775
          Microsoft Corp. (b)...............................................         16,000            1,280,000
          Motorola, Inc.....................................................         23,230          $   675,122
          New York Times Co.................................................         18,600              734,700
          Newell Rubbermaid, Inc............................................         54,300            1,398,225
          Nextel Communications, Inc. (b)...................................         29,700            1,817,269
          Norfolk Southern Corp.............................................         31,800              473,025
          Owens-Illinois, Inc. (b)..........................................         14,500              169,469
          Peco Energy Co....................................................         39,900            1,608,469
          Pentair, Inc......................................................         23,396              830,558
          PepsiCo, Inc......................................................         33,500            1,488,656
          PNC Bank Corp.....................................................         21,700            1,017,187
          Praxair, Inc......................................................         28,400            1,063,225
          Raytheon Co., Class B.............................................         49,800              958,650
          Sara Lee Corp.....................................................         24,900              480,881
          SBC Communications, Inc...........................................         44,100            1,907,325
          Smurfit-Stone Container Corp. (b).................................         28,400              365,650
          Southdown, Inc....................................................         18,436            1,064,679
          St. Jude Medical, Inc. (b)........................................         45,400            2,082,725
          Tellabs, Inc. (b).................................................         13,900              951,281
          Texas Instruments, Inc............................................         13,100              899,806
          Tyson Foods, Inc., Class A........................................         33,698              294,858
          Ultramar Diamond Shamrock Corp....................................         27,502              682,393
          Unisys Corp. (b)..................................................         29,600              431,050
          United Health Group, Inc..........................................         20,600            1,766,450
          USG Corp..........................................................         12,200              370,575
          Viad Corp.........................................................         26,200              713,950
          W.W. Grainger, Inc................................................         19,500              600,844
          Wal-Mart Stores, Inc..............................................         15,100              870,138
          Watson Pharmaceutical Co. (b).....................................         18,800            1,010,500
          Wells Fargo and Co................................................         46,600            1,805,750
          Westvaco Corp.....................................................         17,400              431,738
          Xerox Corp........................................................         21,000              435,750
          XL Capital Ltd....................................................         10,400              562,900
          York International Corp...........................................         20,100              525,113
                                                                                                     -----------
          Total U.S. Equities...............................................                         107,678,363
                                                                                                     -----------
          Global (Ex-U.S.) Equities -- 14.51%
          Australia -- 0.82%
          Amcor Ltd.........................................................         10,220               35,841
          Amp Ltd...........................................................         11,300              115,337
          Boral Ltd. (b)....................................................         19,100               24,082
          Brambles Industries Ltd...........................................          3,670              113,117
          Broken Hill Proprietary Co., Ltd..................................         13,910              164,943
          CSR Ltd...........................................................         11,070               30,839
          Howard Smith Ltd..................................................          9,300               45,563
          Lend Lease Corp., Ltd.............................................          7,932              101,476
          National Australia Bank Ltd.......................................         20,727              347,176
          News Corp., Ltd...................................................         23,489              324,364
          News Corp., Ltd., Preferred.......................................          8,936              108,188
          Origin Energy Ltd. (b)............................................         19,100               18,463
          Qantas Airways Ltd................................................         12,937               26,254
          QBE Insurance Group Ltd...........................................         21,471              105,347
          Rio Tinto Ltd.....................................................          4,645               77,025
          Santos Ltd........................................................         20,490               62,618
          Telstra Corp., Ltd................................................         71,700              291,869
          Westpac Banking Corp., Ltd........................................         36,928              267,167
          WMC Ltd...........................................................         10,640               47,739
          Woolworth's Ltd...................................................         26,660               98,681
                                                                                                       ---------
                                                                                                       2,406,089

================================================================================

                     GLOBAL FUND -  SCHEDULE OF INVESTMENTS


June 30, 2000
____________________________________________________________________________________________________

                                                                    Shares              Values
                                                                    ------              ------
Austria -- 0.01%
Austria Tabakwerke AG........................................          800          $    29,755
                                                                                    -----------

Belgium -- 0.14%.............................................
Electrabel S.A...............................................          740              183,654
Fortis B.....................................................        8,027              234,533
                                                                                    -----------
                                                                                        418,187
                                                                                    -----------

Canada -- 0.45%
Agrium, Inc..................................................        9,040               77,484
Alcan Aluminum Ltd...........................................        2,520               78,234
Bank of Montreal.............................................        1,020               43,025
Canadian National Railway  Co................................        4,920              143,114
Canadian Pacific Ltd.........................................        5,573              144,431
Hudson's Bay Co..............................................       10,210              108,185
Imperial Oil Ltd.............................................        2,710               66,118
Magna Entertainment Corp. (b)................................          412                2,711
Magna International, Inc. Class A............................        2,060               96,695
Nova Chemicals Corp..........................................        5,904              123,921
Potash Corporation of Saskatchewan, Inc......................        1,060               57,947
Royal Bank of Canada.........................................        2,970              151,837
Shaw Communications, Inc., Class B...........................        5,160              127,111
TransCanada Pipelines Ltd....................................        2,390               18,227
Westcoast Energy, Inc........................................        4,650               71,553
                                                                                    -----------
                                                                                      1,310,593
                                                                                    -----------
Denmark -- 0.07%
Tele Danmark A/S.............................................       3,120               210,876
                                                                                    -----------
Finland -- 0.28%
Metso Oyj....................................................       2,700                32,611
Nokia Oyj....................................................       7,340               376,080
Sampo Insurance Co., Ltd., Series A..........................       6,000               244,443
UPM-Kymmene Corp.............................................       6,270               156,271
                                                                                    -----------
                                                                                        809,405
                                                                                    -----------

France -- 1.22%
Air France (b)...............................................       5,070                87,968
Air Liquide..................................................       1,656               216,779
Alcatel......................................................       3,750               246,959
Alcatel S.A. ADR.............................................       3,693               245,585
Axa..........................................................         866               136,974
Banque Nationale de Paris....................................       5,809               561,304
Cie de Saint Gobain..........................................       2,117               287,356
CSF Thomson..................................................       3,000               118,655
Groupe Danone................................................       1,460               194,538
L'Oreal S.A..................................................         130               113,028
Rhone-Poulenc, Class A.......................................       3,074               225,278
Schneider S.A................................................       1,710               119,662
Societe Generale.............................................       4,420               266,931
Suez Lyonnaise des Eaux S.A..................................         450                79,156
Total Fina S.A., Class B.....................................       3,522               542,215
Vivendi......................................................       1,470               130,275
                                                                                    -----------
                                                                                      3,572,663
                                                                                    -----------

Germany -- 0.71%
Allianz AG...................................................       1,430               510,347
Bayer AG.....................................................       9,680               372,097
Bayerische Motoren Werke AG..................................       4,600               140,665
Continental AG...............................................       6,250               105,446
Linde AG.....................................................       2,800               113,536
SAP AG.......................................................         810           $   122,992
Siemens AG...................................................       1,750               263,039
Veba AG......................................................       9,289               449,673
                                                                                    -----------
                                                                                      2,077,795
                                                                                    -----------
Hong Kong -- 0.06%
Henderson Land Development Co., Ltd..........................      39,000               171,603
                                                                                    -----------

Ireland -- 0.09%
Bank of Ireland..............................................      15,000                94,254
Eircom PLC...................................................      68,700               184,396
                                                                                    -----------
                                                                                        278,650
                                                                                    -----------
Italy -- 0.45%
Assicurazioni Generali.......................................       3,800               130,772
ENI Spa......................................................      52,000               301,575
ENI Spa ADR..................................................       3,070               178,636
La Rinascente Spa............................................      10,740                61,154
San Paolo-imi Spa............................................      10,511               187,309
Telecom Italia Mobile Spa....................................      29,000               297,453
Telecom Italia Spa...........................................      12,000               165,646
                                                                                    -----------
                                                                                      1,322,545
                                                                                    -----------
Japan -- 5.12%
Acom Co., Ltd................................................       2,900               244,488
Asahi Bank Ltd...............................................      23,000                96,952
Bank of Tokyo-Mitsubushi Ltd.................................      31,000               375,323
Benesse Corp.................................................       1,400                97,254
Bridgestone Corp.............................................       8,000               169,746
Canon, Inc...................................................      12,000               598,837
Dai Nippon Printing Co., Ltd.................................       8,000               141,317
Dai-Ichi Kangyo Bank.........................................      14,000               106,517
Daikin Industries Ltd........................................       5,000               116,488
Denso Corp...................................................       7,000               170,691
East Japan Railway Co........................................          43               250,347
Fanuc........................................................       2,300               234,554
Fuji Bank Ltd................................................      22,000               167,591
Fuji Photo Film Co., Ltd.....................................       5,000               205,094
Fujitsu......................................................      21,000               728,415
Hitachi Ltd..................................................      20,000               289,211
Honda Motor Co...............................................      13,000               443,552
Hoya Corp....................................................       2,000               179,576
Ito Yokado Co., Ltd..........................................       2,000               120,599
Kamigumi Co., Ltd............................................      24,000               126,799
Kao Corp.....................................................      10,000               306,224
Kirin Brewery Co., Ltd.......................................      10,000               125,230
Kuraray Co., Ltd.............................................      18,000               206,871
Kyocera Corp.................................................         400                68,012
Matsushita Electric Industrial Co............................      18,000               467,842
Mitsubishi Corp..............................................      12,000               108,766
Mitsubishi Estate Co., Ltd...................................      28,000               330,268
Mitsubishi Trusts and Banking Corp...........................       9,000                70,006
Murata Manufacturing Co., Inc................................       1,000               143,850
NEC Corp.....................................................      22,000               692,406
NGK Insulators...............................................      15,000               186,286
Nintendo Corp., Ltd..........................................       2,700               472,605
Nippon Steel Co..............................................      02,000               214,980
Nippon Telegraph & Telephone Corp............................          77             1,026,133
Nissin Food Products Co......................................       5,300               135,249
Nomura Securities Co., Ltd...................................      23,000               564,104
Omron Corp...................................................       3,000                81,660
Orix Corp....................................................       2,100               310,619

===============================================================================
12

                    Global Fund -- Schedule of Investments


June 30, 2000

________________________________________________________________________________

                                                          Shares            Value
                                                       -----------      -------------
Rohm Co.............................................        400         $    117,197
Sankyo Co., Ltd.....................................     11,000              248,996
Santen Pharmaceutical Co., Ltd......................      6,000              145,173
Secom Co., Ltd......................................      4,000              292,992
Shin-Etsu Chemical Co., Ltd.........................      3,000              152,545
Softbank Corp.......................................      1,200              163,319
Sony Corp...........................................      6,800              636,265
Sumitomo Bank.......................................     22,000              270,309
Sumitomo Chemical Co................................     39,000              235,168
Sumitomo Electric Industries........................      8,000              137,460
Takeda Chemical Industries..........................      6,000              394,688
Takefuji Corp.......................................      1,200              145,286
TDK Corp............................................      3,000              432,116
Tokio Marine & Fire Insurance Co....................     14,000              161,958
Tokyo Electric Power................................      6,000              146,590
Tokyo Gas Co., Ltd..................................     60,000              168,990
Toyoda Automatic Loom Works.........................      2,000               43,382
Toyota Motor Corp...................................     11,000              502,150
Yamanouchi Pharmaceutical Co., Ltd..................      2,000              109,447
Yamato Transport Co., Ltd...........................      6,000              149,426
                                                                        ------------
                                                                          15,027,919
                                                                        ------------
Netherlands -- 0.68%
ABN-AMRO Holdings NV................................      6,594              162,197
Aegon NV............................................      5,554              198,428
Elsevier NV.........................................     24,970              303,750
Heineken NV.........................................      7,700              470,552
ING Groep NV........................................      4,108              278,805
Koninklijke Philips Electronics NV..................      2,600              123,122
Royal KPN NV........................................        600               26,946
TNT Post Group NV...................................      4,242              114,875
Wolters Kluwer NV...................................     12,213              326,635
                                                                        ------------
                                                                           2,005,310
                                                                        ------------
New Zealand -- 0.05%
Auckland International Airport Ltd..................     17,350               20,584
Carter Holt Harvey Ltd..............................     26,940               23,464
Lion Nathan Ltd.....................................     20,220               45,218
Telecom Corp. of New Zealand Ltd....................     16,410               57,558
                                                                        ------------
                                                                             146,824
                                                                        ------------
Portugal -- 0.19%
Brisa-Auto Estradas de
 Portugal S.A.......................................     14,800              127,969
Electricidade de Portugal S.A.......................      6,900              125,804
Portugal Telecom....................................     26,000              293,101
                                                                        ------------
                                                                             546,874
                                                                        ------------
Singapore -- 0.10%
DBS Group Holdings Ltd..............................      6,000               77,039
SIA Engineering Co., Ltd. (b).......................     15,000               16,830
Singapore Airport Terminal Services Ltd. (b)........      5,000                6,073
United Overseas Bank Ltd............................     30,116              196,825
                                                                        ------------
                                                                             296,767
                                                                        ------------
Spain -- 0.25%
Banco Popular Espanol S.A...........................      3,643              113,147
Banco Santander Central Hispano S.A.................     17,843              189,002
Endesa S.A..........................................      5,757              111,973
Tabacalera S.A......................................     20,200              311,562
                                                                        ------------
                                                                             725,684
                                                                        ------------

Sweden -- 0.41%
Electrolux AB, B Shares.............................     11,510         $    179,126
Ericsson, B Shares..................................     23,290              463,357
Investor AB, B Shares...............................     10,100              138,758
Nordic Baltic Holdings AB...........................     38,636              292,931
Swedish Match AB....................................     36,780              114,060
                                                                        ------------
                                                                           1,188,232
                                                                        ------------
Switzerland -- 0.42%
Givaudan (b)........................................         24                7,328
Nestle S.A. (Reg.)..................................        155              311,220
New ABB Ltd.........................................      1,274              152,972
Novartis AG (Reg.)..................................        240              381,379
Roche Holding AG (Gen.).............................         21              205,080
Swisscom AG (Reg.)..................................        470              163,305
                                                                        ------------
                                                                           1,221,284
                                                                        ------------
United Kingdom -- 2.99%
Allied Zurich PLC...................................     13,052              154,419
AstraZeneca PLC.....................................      4,002              186,907
BP Amoco PLC........................................     65,946              632,954
British Airways PLC.................................     25,000              143,820
British Telecommunications PLC......................     37,000              478,359
Charter PLC.........................................     28,676              165,401
De Vere Group PLC...................................      8,899               41,494
Diageo PLC..........................................     28,209              253,243
FKI PLC.............................................     33,040              117,545
Glaxo Wellcome PLC..................................     32,260              941,110
House of Fraser PLC.................................     30,780               22,460
HSBC Holdings PLC...................................     10,500              120,093
Kelda Group PLC.....................................     35,080              171,536
Lloyds TSB Group PLC................................     41,969              396,467
Marconi PLC.........................................     41,360              538,485
Marks & Spencer PLC.................................     33,060              116,239
National Power PLC..................................     31,500              200,765
Nycomed Amersham PLC................................     22,844              226,866
Peninsular & Oriental Steam Navigation Co...........     12,040              103,166
Powergen PLC........................................     18,000              153,963
Prudential Corp. PLC................................     17,040              249,712
Reckitt & Benckiser PLC.............................     10,500              117,629
Reed International PLC..............................     26,010              226,414
RJB Mining PLC......................................     26,590               22,542
Royal & Sun Alliance Insurance Group PLC............     49,884              323,976
Royal Bank of Scotland Group PLC....................     23,000              385,103
Scottish & Newcastle PLC............................     20,000              163,349
Scottish & Southern Energy PLC......................     26,380              242,015
Shell Transport & Trading Co........................     27,000              225,426
SmithKline Beecham PLC..............................     11,000              144,047
Tesco PLC...........................................     66,190              205,920
Thames Water PLC....................................      8,497              109,983
Trinity Mirror PLC..................................     15,815              141,977
Unilever PLC........................................     40,000              242,222
United News & Media PLC.............................     19,990              287,495
Vodafone Group PLC..................................    129,957              525,297
                                                                        ------------
                                                                           8,778,399
                                                                        ------------
Total Global (Ex-U.S.) Equities.....................                      42,545,454
                                                                        ------------

Emerging Markets Equities -- 3.39%
Brinson Emerging Markets Equity Fund (b)............    925,032            9,943,169
                                                                        ------------
Total Equities (Cost $159,505,128)..................                     160,166,986
                                                                        ------------

================================================================================

                         Global Fund -- Schedule of Investments

June 30, 2000
--------------------------------------------------------------------------------

                                                                   Face
                                                                  Amount           Value
                                                               ------------     -----------
Bonds -- 45.44%
U.S. Bonds -- 25.20%
U.S. Corporate Bonds -- 4.42%
Avon Products, Inc., 7.150%, due 11/15/09............          $     85,000       $   81,401
Bank of America Corp.,
  7.800%, due 02/15/10...............................               500,000          497,355
Bombardier Capital, Inc. MTN, 144A,
  7.300%, due 12/15/02...............................               565,000          555,651
Burlington Resources, 7.375%,
  due 03/01/29.......................................               300,000          279,225
Capital One Bank, BKNT,
  8.250%, due 06/15/05...............................               150,000          149,703
Cendant Corp., 7.750%, due 12/01/03..................               640,000          618,070
Centaur Funding Corp., Class B, 144A,
  9.080%, due 04/21/20 (b)...........................                   250          248,203
Centaur Funding Corp., Class C, 144A,
  0.000%, due 04/21/20 (b)...........................                 1,430          220,756
Centex Corp., 9.750%, due 06/15/05...................                85,000           84,540
Key Bank, NA, 6.675%, due 07/23/01...................             2,000,000        2,001,070
Lowe's Cos., Inc., 8.250%, due 06/01/10..............               220,000          224,794
Morgan Stanley Dean Witter, 7.750%,
  due 06/15/05.......................................               300,000          301,564
Newcourt Credit Group, Inc., 6.875%,
  due 02/16/05.......................................               600,000          574,524
PanAmSat Corp.
  6.000%, due 01/15/03...............................               225,000          213,930
  6.375%, due 01/15/08...............................               500,000          445,399
Petroleum Geo-Services, 7.425%,
  due 03/20/02.......................................             3,500,000        3,495,604
Pharmacia Corp., 6.600%, due 12/01/28................               545,000          480,560
Sempra Energy, 7.950%, due 03/01/10..................               510,000          514,321
Service Corp., International,
  6.000%, due 12/15/05...............................               500,000          270,000
Time Warner Cos., Inc.,
  7.570%, due 02/01/24...............................               540,000          510,493
U.S. Airways, Inc., 1999 1A EETC,
  8.360%, due 07/20/20...............................               160,000          158,533
Valero Energy, 8.375%, due 06/15/05..................               150,000          152,341
Verizon Communications,
  8.000%, due 10/15/29...............................                78,000           78,092
Washington Mutual Financial Corp.,
  8.250%, due 06/15/05...............................               275,000          277,544
WorldCom, Inc., 8.250%, due 05/15/10.................               500,000          511,778
                                                                                  ----------
                                                                                  12,945,451
                                                                                  ----------
Asset-Backed Securities -- 0.35%
First Bank Corporate Card Master Trust,
  97-1, Class A, 6.400%, due 02/15/03................             1,055,000        1,040,852
                                                                                  ----------
Corporate Mortgage-
Backed Securities -- 1.64%
Asset Securitization Corp., 96-D, Class A1B,
  7.210%, due 10/13/26...............................             1,000,000          993,140
DLJ Commercial Mortgage Corp., 99-CG2,
  Class A1B, 7.300%, due 06/10/32....................               485,000          477,697
Norwest Asset Securities Corp., 96-2,
  Class A9, 7.000%, due 09/25/11.....................               435,000          420,058
Prudential Home Mortgage Securities, 94-3,
  Class A10, 6.500%, due 02/25/24....................               730,000          703,450
Residential Asset Securitization Trust
  96-A3, Class A11, 7.500%, due 07/25/11.............           $   592,550       $  589,966
  97-A10, Class A5, 7.250%, due 12/25/27.............             1,080,000        1,036,605
  97-A7, Class A1, 7.500%, due 09/25/27..............                73,220           72,956
  97-A11, Class A2, 7.000%, due 01/25/28.............                 2,253            2,243
Structured Asset Securities Corp., 98-RF1,
  Class A, 8.713%, due 04/15/27......................               465,205          472,183
Thrift Financing Corp., Class A4
  11.250%, due 01/01/16..............................                45,036           46,211
                                                                                  ----------
                                                                                   4,814,509
                                                                                  ----------
International Dollar Bonds -- 0.49%
Banco Santiago S.A., 7.000%,
  due 07/18/07.......................................               650,000          578,640
Ras Laffan Liquified Natural Gas Co., Ltd.,
  144A, 8.294%, due 03/15/14.........................               500,000          461,875
Royal Bank of Scotland, 8.817%,
  due 03/31/05.......................................               385,000          396,610
                                                                                  ----------
                                                                                   1,437,125
                                                                                  ----------
U.S. Government Mortgage-
Backed Securities -- 1.89%
Fannie Mae Whole Loan, 95-W3,
  Class A, 9.000%, due 04/25/25......................                16,375           16,860
Federal Home Loan Mortgage Corp., Gold
  5.500%, due 02/01/07...............................               612,268          573,835
  8.000%, due 11/01/22...............................                60,818           61,474
  9.000%, due 07/01/30, TBA..........................               425,000          438,414
Federal Home Loan Mortgage Corp.
  194, Class PO, due 04/01/28........................               680,468          429,263
Federal National Mortgage Association
  8.000%, due 02/01/13...............................               433,496          438,003
  8.000%, due 07/01/30, TBA..........................               600,000          602,250
Government National Mortgage Association
  6.500%, due 01/15/29...............................             2,141,194        2,031,927
  7.000%, due 06/15/27...............................               486,467          473,129
  8.000%, due 08/15/22...............................               264,092          268,221
  8.000%, due 11/15/22...............................               191,581          194,655
  9.000%, due 11/15/04...............................                 8,445            8,762
  10.000%, due 05/15/01..............................                   423              449
                                                                                  ----------
                                                                                   5,537,242
                                                                                  ----------
U.S. Government Agencies -- 1.58%
Federal Home Loan Mortgage Corp.
  5.750%, due 03/15/09...............................             2,500,000        2,269,865
Federal National Mortgage Association
  5.250%, due 01/15/09...............................                60,000           52,653
  6.000%, due 10/01/14...............................             1,006,020          951,674
  6.500%, due 03/01/19...............................               270,506          258,518
  7.000%, due 10/01/28...............................               905,496          874,162
  7.000%, due 03/01/29...............................               246,315          237,890
                                                                                  ----------
                                                                                   4,644,762
                                                                                  ----------

================================================================================
14

                    Global Fund -- Schedule of Investments

June 30, 2000
-------------------------------------------------------------------------------

                                                                   Face
                                                                  Amount           Value
                                                               ------------     ------------
U.S. Government Obligations -- 14.83%
U.S. Treasury Bond, 8.000%, due 11/15/21...........            $  1,160,000     $  1,399,975
U.S. Treasury Inflation Indexed Note
  3.625%, due 04/15/28.............................              13,325,000       13,451,798
  3.875%, due 04/15/29.............................              24,270,000       25,203,220
U.S. Treasury Note
  5.625%, due 05/15/08.............................               2,260,000        2,179,488
  5.750%, due 08/15/03.............................                 560,000          550,375
  6.625%, due 02/15/27.............................                  80,000           84,825
  7.000%, due 07/15/06.............................                 580,000          600,844
                                                                                ------------
                                                                                  43,470,525
                                                                                ------------
Total U.S. Bonds...................................                               73,890,466
                                                                                ------------
                                                                  Shares
                                                               ------------
High Yield Bonds -- 5.46%
Brinson High Yield Fund (b)........................               1,175,251       16,003,393
                                                                                ------------
                                                                   Face
                                                                  Amount
                                                               ------------
Global  (Ex-U.S.) Bonds --10.94%

Australia -- 0.43%
Queensland Treasury Corp., Global Notes
  6.500%, due 06/14/05..........................AUD               1,500,000          904,374
  8.000%, due 09/14/07.............................                 530,000          347,274
                                                                                ------------
                                                                                   1,251,648
                                                                                ------------
Canada -- 1.12%
Government of Canada, Real Return Bond
  4.250%, due 12/01/21..........................CAD               2,650,000        2,174,978
Government of Canada
  6.000%, due 06/01/08.............................                 550,000          373,066
  7.000%, due 12/01/06.............................               1,050,000          747,040
                                                                                ------------
                                                                                   3,295,084
                                                                                ------------
Denmark -- 0.99%
Depfa Pfandbrief Bank,
  5.750%, due 03/04/09..........................DKK                 930,000          888,553
Kingdom of Denmark
  7.000%, due 12/15/04.............................               5,480,000          736,384
  7.000%, due 11/10/24.............................               2,350,000          346,563
  8.000%, due 03/15/06.............................               3,000,000          425,307
  9.000%, due 11/15/00.............................               3,800,000          493,056
                                                                                ------------
                                                                                   2,889,863
                                                                                ------------
France -- 1.62%
Government of France (OAT)
  4.000%, due 10/25/09..........................EUR               2,285,000        1,976,866
  5.500%, due 04/25/29.............................                 330,000          311,814
  8.500%, due 12/26/12.............................                 800,000          977,003
  9.500%, due 01/25/01.............................               1,500,000        1,473,090
                                                                                ------------
                                                                                   4,738,773
                                                                                ------------
Germany -- 0.80%
Bundesrepublik Deutschland
  6.250%, due 04/26/06.............................                 625,000          630,555
  6.250%, due 01/04/24.............................                 320,000          334,477
  8.375%, due 05/21/01.............................               1,185,000        1,168,791
DePfa Deutsche Pfandbriefbank AG,
  4.750%, due 03/20/03.............................                 240,000          226,647
                                                                                ------------
                                                                                   2,360,470
                                                                                ------------
Israel -- 0.17%
State of Israel, 7.750%, due 03/15/10...........ILS                 500,000     $    493,671
                                                                                ------------
Italy -- 1.23%
Buoni Poliennali Del Tes
  3.250%, due 04/15/04..........................EUR               1,100,000          981,223
  5.000%, due 05/01/08.............................                 920,000          853,710
  6.750%, due 07/01/07.............................               1,250,000        1,273,780
  12.000%, due 09/01/02............................                 470,000          511,308
                                                                                ------------
                                                                                   3,620,021
                                                                                ------------
Japan -- 2.03%
Government of Japan
  2.500%, due 03/20/20..........................JPY              18,000,000          180,718
  3.000%, due 09/20/05.............................             178,500,000        1,844,300
  3.100%, due 03/20/06.............................             175,800,000        1,829,257
  4.600%, due 03/21/05.............................             189,900,000        2,087,236
                                                                                ------------
                                                                                   5,941,511
                                                                                ------------
Netherlands -- 0.43%
Government of Netherlands
  5.500%, due 07/15/10..........................EUR                 900,000          871,241
  7.750%, due 03/01/05.............................                 380,000          401,226
                                                                                ------------
                                                                                   1,272,467
                                                                                ------------
Spain -- 0.76%
Government of Spain
  3.250%, due 01/31/05.............................               2,070,000        1,820,653
  6.150%, due 01/31/13.............................                 400,001          400,200
                                                                                ------------
                                                                                   2,220,853
                                                                                ------------
Sweden -- 0.51%
Government of Sweden
  6.750%, due 05/05/14..........................SEK               4,400,000          571,873
  10.250%, due 05/05/03............................               7,200,000          926,987
                                                                                ------------
                                                                                   1,498,860
                                                                                ------------
United Kingdom -- 0.85%
Halifax PLC, Series EMTN, 8.750%,
  due 07/10/06..................................GBP                 720,000        1,175,834
U.K. Treasury, 5.750%, due 12/07/09................                 840,000        1,324,569
                                                                                ------------
                                                                                   2,500,403
                                                                                ------------
Total Global (Ex-U.S.) Bonds.......................                               32,083,624
                                                                                ------------
                                                                   Shares
                                                                -----------

Emerging Markets Bonds -- 3.84%

Brinson Emerging Markets Debt Fund (b).............                 444,026       11,243,315
                                                                                ------------
Total Bonds (Cost $130,749,445)....................                              133,220,798
                                                                                ------------
Short-Term Investments -- 17.45%
Investment Companies -- 0.63%
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund............................               1,830,859        1,830,859
                                                                                ------------


===============================================================================

                    Global Fund -- Schedule of Investments



June 30, 2000

--------------------------------------------------------------------------------

                                                                   Face
                                                                  Amount           Value
                                                               ------------     ------------

U.S. Corporate Bonds -- 9.57%
Centex Corp., Series B, MTN,
  6.840%, due 04/02/01.............................            $  5,000,000     $  4,997,755
Dominion Resources, Inc.
  7.026%, due 01/26/01.............................               2,100,000        2,099,937
GATX Capital Corp., 6.500%, due 11/01/00...........               1,500,000        1,495,236
GATX Capital Corp., Series F, MTN
  7.4175%, due 04/25/01............................               1,000,000        1,000,425
Hertz Corp., 6.625%, due 07/15/00..................               2,500,000        2,499,557
Kroger Co., 7.661%, due 10/01/00...................               5,000,000        4,999,000
NorAm Energy Corp., 7.500%, due 08/01/00...........               2,000,000        2,000,228
Raytheon Co., 6.300%, due 08/15/00.................               3,000,000        2,996,625
Safeway, Inc., 5.750%, due 11/15/00................               4,000,000        3,980,204
Supervalue Stores, Inc., Series A, MTN
  6.500%, due 10/06/00.............................               2,000,000        1,995,026
                                                                                ------------
                                                                                  28,063,993
                                                                                ------------
U.S. Government Obligations -- 1.08%
U.S. Treasury Bill, due 08/17/00...................               3,200,000        3,177,520
                                                                                ------------
Commercial Paper -- 6.17%
Boston Scientific Corp.,
  7.350%, due 07/05/00.............................               2,500,000        2,497,958
Case Credit Corp.
  7.250%, due 07/19/00.............................               2,000,000        1,992,750
  7.400%, due 07/03/00.............................               3,900,000        3,898,397
Crown Cork & Seal, 7.150%, due 07/20/00............               2,438,000        2,428,800
FMC Corp., 7.330%, due 07/03/00....................               2,500,000        2,498,982
Phillips Petroleum, 7.150%, due 07/05/00...........               2,500,000        2,498,014
Southern Industries, 7.200%, due 07/06/00..........               2,280,000        2,277,720
                                                                                ------------
                                                                                  18,092,621
                                                                                ------------
Total Short-Term Investments
  (Cost $51,163,762)...............................                               51,164,993
                                                                                ------------
Total Investments
  (Cost $341,418,335) -- 117.51% (a)...............                              344,552,777

Liabilities, less cash and
  other assets -- (17.51%).........................                              (51,338,578)
                                                                                ------------
Net Assets -- 100%.................................                             $293,214,199
                                                                                ============

               See accompanying notes to schedule of investments.

================================================================================
16

                    Global Fund -- Schedule of Investments



June 30, 2000

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $345,071,906; and net unrealized depreciation consisted of:

      Gross unrealized appreciation.........................     $ 22,527,796
      Gross unrealized depreciation.........................      (23,046,925)
                                                                 ------------
            Net unrealized depreciation.....................     $   (519,129)
                                                                 ============
(b) Non-income producing security

FRN:  Floating Rate Note -- The rate disclosed is that in effect at June 30,
      2000.

MTN:  Medium Term Note

TBA:  Security is subject to delayed delivery.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2000, the value of these securities amounted to $1,486,485 or 0.51% of net assets.

Resettable Perpetual Preferred: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely. The issuer generally retains the right to call such a bond.

FORWARD FOREIGN CURRENCY CONTRACTS

The Global Fund had the following open forward foreign currency contracts as of June 30, 2000:


                                                  Settlement         Local          Current       Unrealized
                                                     Date           Currency         Value        Gain/(Loss)
                                                  ----------     -------------    -----------     -----------
Forward Foreign Currency Buy Contracts
Australian Dollar..........................       08/08/00          29,200,000    $17,542,911     $(979,839)
Euro.......................................       08/08/00          52,600,000     50,546,789      (991,373)
Japanese Yen...............................       08/08/00       1,586,000,000     15,098,035       224,980
Swedish Krona..............................       08/08/00         117,500,000     13,436,895      (112,559)
Swiss Franc................................       08/08/00           4,600,000      2,839,471           315

Forward Foreign Currency Sale Contracts
Australian Dollar..........................       08/08/00           2,700,000      1,622,118         7,332
British Pound..............................       08/08/00           7,300,000     11,059,601       587,969
Danish Krone...............................       08/08/00          12,000,000      1,544,722        44,725
Euro.......................................       08/08/00          10,700,000     10,282,331        44,511
Japanese Yen...............................       08/08/00       3,370,000,000     32,080,945       157,503
Swedish Krona..............................       08/08/00         117,500,000     13,436,895       326,561
                                                                                                  ---------
  Total....................................                                                       $(689,875)
                                                                                                  =========

FUTURES CONTRACTS

The Global Fund had the following open futures contracts as of June 30, 2000:

                                                    Expiration           Cost/         Current      Unrealized
                                                       Date            Proceeds         Value       Gain/Loss
                                                  -------------       -----------    -----------    ----------
U.S. Interest Rate Futures Buy Contracts
5 year U.S. Treasury Notes, 300 contracts......   September 2000      $29,080,788    $29,704,686    $ 623,898
10 year U.S. Treasury Notes, 88 contracts......   September 2000        8,545,022      8,666,625      121,603
30 year U.S. Treasury Bonds, 58 contracts......   September 2000        5,555,992      5,645,937       89,945

Index Futures Sale Contracts
Standard & Poor's 500, 121 contracts...........   September 2000       44,388,003     44,410,025      (22,022)
                                                                                                    ---------
  Total........................................                                                     $ 813,424
                                                                                                    =========

The market value of investments pledged to cover margin requirements for the open futures positions at June 30, 2000 was $3,177,526.


================================================================================
                See accompanying notes to financial statements.

          Global Equity Fund

--------------------------------------------------------------------------------

[LOGO] The Brinson Global Equity Fund Class I has provided an annualized return of 10.51% since its inception on January 31, 1994. Over the same period, the annualized return of the benchmark, the MSCI World Equity (Free) Index, has been 14.69%. The Fund's performance was achieved with a volatility of 10.97%, significantly less risk than its benchmark's volatility of 12.96%. Year-to-date, the Fund returned - 2.58%, underperforming the benchmark return of -2.49%. During the second quarter, returns were dominated by "old economy" stocks, and the Fund outperformed the benchmark by a wide margin of 657 basis points.

          Trends of the last two years show a remarkable divergence between the performance of "new economy" and "old economy" sectors. In contrast to recent bull markets, the current price appreciation has been limited to narrow groups of technology, media and telecommunications (TMT) stocks. This phenomenon is most easily recognizable in the U.S. where it began, but has also proliferated into all developed equity markets. In the first quarter of 2000, the Fund's lag in performance was most directly attributable to security selection in the U.S. market, where we hold significant underweights to TMT sectors. Our strategy began to pay off in the second quarter as investors began to question whether TMT companies can grow and increase earnings fast enough and for long enough to justify their high valuations.

          While we are skeptical of inflated equity investment expectations, we understand and appreciate the role of new and emerging technology in business. Our analysis is focused on investing in companies with solid fundamentals as well as promising uses for new technologies. Specifically, we see opportunities in some "old economy" sectors such as utilities, diversified financials, and food, beverages and tobacco where some companies are leveraging their skills, assets and competitive positions to take advantage of the Internet.

          With respect to countries, we continue to overweight Japan and underweight the U.S. However, we have reduced the underweight to the U.S. from -8.95 at the end of the first quarter to -1.98 at the end of the second quarter. We have also reduced our Japanese overweight from
          6.09 at the end of the first quarter to 0.52 at the end of the second quarter. The increased weight in the U.S. is allocated to sectors we estimate to be undervalued including materials, transportation and healthcare equipment/services.

================================================================================

          Global Equity Fund

--------------------------------------------------------------------------------

          Total Return

                                                          6 months    1 year   3 year    5 years    Inception*
                                                           ended      ended    ended     ended         to
                                                           6/30/00   6/30/00  6/30/00   6/30/00      6/30/00
          -----------------------------------------------------------------------------------------------------
          Brinson Global Equity Fund Class I                -2.58%     2.69%     7.22%     13.42%      10.51%
          -----------------------------------------------------------------------------------------------------
          Brinson Global Equity Fund Class N                -2.66      2.49      6.90        N/A        6.90
          -----------------------------------------------------------------------------------------------------
          MSCI World Equity (Free) Index                    -2.49     12.39     15.13      17.35       14.69
          -----------------------------------------------------------------------------------------------------

          *Performance inception date of the Brinson Global Equity Fund Class I and MSCI World Equity (Free) Index is 1/31/94 and inception date of Class N is 6/30/97.

          Total return includes reinvestment of all capital gain and income distributions.

          All total returns in excess of 1 year are average annualized returns.


          Illustration of an Assumed Investment of $1,000,000

          This chart shows the growth in the value of an investment in the Brinson Global Equity Fund Class I and the MSCI World Equity (Free) Index if you had invested $1,000,000 on January 31, 1994, and had reinvested all your income dividends and capital gain distributions through June 30, 2000. The performance of Class N shares will vary based upon the different inception dates and class specific expenses. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

          Brinson Global Equity Fund Class I
          vs. MSCI World Equity (Free) Index
          Wealth Value with Dividends Reinvested

          [GRAPH APPEARS HERE]

       Label                A                               B                   C               D
-----------------------------------------------------------------------------------------------------
Label           Brinson Global Equity Fund  MSCI World Equity (Free) Index
-----------------------------------------------------------------------------------------------------
    1   1/31/94                 $1,000,000                      $1,000,000
    2   2/28/94                 $  978,000                      $  986,865
    3   3/31/94                 $  935,000                      $  944,349
    4   4/30/94                 $  957,000                      $  974,078
    5   5/31/94                 $  964,000                      $  976,963
    6   6/30/94                 $  953,025                      $  974,101
    7   7/31/94                 $  967,085                      $  992,749
    8   8/31/94                 $1,008,259                      $1,022,751
    9   9/30/94                 $  981,144                      $  995,748
   10  10/31/94                 $  983,153                      $1,024,396
   11  11/30/94                 $  957,042                      $  980,245
   12  12/31/94                 $  956,520                      $  989,551
   13   1/31/95                 $  942,320                      $  975,025
   14   2/28/95                 $  957,535                      $  989,499
   15   3/31/95                 $  965,650                      $1,037,236
   16   4/30/95                 $  991,008                      $1,073,521
   17   5/31/95                 $1,004,194                      $1,083,208
   18   6/30/95                 $1,010,802                      $1,082,851
   19   7/31/95                 $1,057,638                      $1,137,066
   20   8/31/95                 $1,075,010                      $1,111,688
   21   9/30/95                 $1,094,426                      $1,144,526
   22  10/31/95                 $1,092,382                      $1,126,746
   23  11/30/95                 $1,131,213                      $1,166,018
   24  12/31/95                 $1,166,324                      $1,200,236
   25   1/31/96                 $1,201,270                      $1,222,676
   26   2/29/96                 $1,206,730                      $1,230,112
   27   3/31/96                 $1,227,479                      $1,250,534
   28   4/30/96                 $1,261,333                      $1,279,914
   29   5/31/96                 $1,264,610                      $1,280,939
   30   6/30/96                 $1,270,202                      $1,287,765
   31   7/31/96                 $1,229,582                      $1,242,255
   32   8/31/96                 $1,251,539                      $1,256,945
   33   9/30/96                 $1,293,257                      $1,306,231
   34  10/31/96                 $1,297,648                      $1,315,223
   35  11/30/96                 $1,363,519                      $1,389,368
   36  12/31/96                 $1,367,688                      $1,367,286
   37   1/31/97                 $1,379,696                      $1,384,047
   38   2/28/97                 $1,398,908                      $1,399,822
   39   3/31/97                 $1,392,904                      $1,371,807
   40   4/30/97                 $1,401,310                      $1,416,808
   41   5/31/97                 $1,484,164                      $1,504,478
   42   6/30/97                 $1,540,253                      $1,579,321
   43   7/31/97                 $1,590,951                      $1,652,216
   44   8/31/97                 $1,517,318                      $1,540,396
   45   9/30/97                 $1,582,501                      $1,624,144
   46  10/31/97                 $1,496,797                      $1,538,889
   47  11/30/97                 $1,495,590                      $1,565,803
   48  12/31/97                 $1,514,304                      $1,584,937
   49   1/31/98                 $1,539,631                      $1,629,401
   50   2/28/98                 $1,634,275                      $1,739,612
   51   3/31/98                 $1,700,926                      $1,812,828
   52   4/30/98                 $1,698,260                      $1,830,553
   53   5/31/98                 $1,692,928                      $1,808,342
   54   6/30/98                 $1,678,772                      $1,850,637
   55   7/31/98                 $1,670,739                      $1,847,845
   56   8/31/98                 $1,487,333                      $1,601,540
   57   9/30/98                 $1,511,430                      $1,630,041
   58  10/31/98                 $1,611,835                      $1,777,635
   59  11/30/98                 $1,673,417                      $1,883,507
   60  12/31/98                 $1,726,828                      $1,975,069
   61   1/31/99                 $1,726,828                      $2,018,467
   62   2/28/99                 $1,676,039                      $1,964,831
   63   3/31/99                 $1,728,200                      $2,046,335
   64   4/31/99                 $1,847,623                      $2,127,345
   65   5/31/99                 $1,780,362                      $2,048,976
   66   6/30/99                 $1,849,022                      $2,144,287
   67   7/31/99                 $1,842,133                      $2,137,917
   68   8/31/99                 $1,813,199                      $2,313,954
   69   9/30/99                 $1,762,220                      $2,113,893
   70  10/31/99                 $1,787,020                      $2,223,683
   71  11/30/99                 $1,831,110                      $2,286,144
   72  12/31/99                 $1,949,056                      $2,471,305
   73 1/31/2000                 $1,816,581                      $2,329,907
   74 2/29/2000                 $1,780,037                      $2,335,984
   75 3/31/2000                 $1,842,467                      $2,497,657
   76 4/30/2000                 $1,822,672                      $2,391,940
   77 5/31/2000                 $1,837,899                      $2,331,385
   78 6/30/2000                 $1,898,807                      $2,409,872

          Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

          Global Equity Fund


--------------------------------------------------------------------------------

[LOGO]    Market Allocation

          As of June 30,2000
                                                                     Current
                                                     Benchmark      Strategy
          ----------------------------------------------------------------------
          U.S.                                          49.3%         46.8%
          Australia                                      1.3           3.2
          Austria                                        0.1           0.0
          Belgium                                        0.4           0.8
          Canada                                         2.6           1.5
          Denmark                                        0.4           0.3
          Finland                                        1.5           1.7
          France                                         5.5           5.5
          Germany                                        4.1           1.5
          Hong Kong                                      1.0           0.6
          Ireland                                        0.2           0.6
          Italy                                          2.1           1.5
          Japan                                         12.9          13.6
          Netherlands                                    2.6           3.6
          New Zealand                                    0.1           0.0
          Norway                                         0.2           0.0
          Portugual                                      0.2           0.2
          Singapore                                      0.5           0.6
          Spain                                          1.3           2.7
          Sweden                                         1.5           2.2
          Switzerland                                    2.8           1.8
          United Kingdom                                 9.4          11.3
          Cash Reserves                                  0.0           0.0
          ----------------------------------------------------------------------
                                                       100.0%        100.0%

          Top Ten U.S. Equity Holdings

          As of June 30, 2000
                                                                     Percent of
                                                                     Net Assets
         ----------------------------------------------------------------------
          1. Microsoft Corp.                                            2.00%
          2. Johnson & Johnson Co.                                      1.57
          3. PepsiCo, Inc.                                              1.45
          4. Alza Corp.                                                 1.38
          5. FedEx Corp.                                                1.34
          6. Advanced Micro Devices, Inc.                               1.33
          7. Texas Instruments, Inc.                                    1.31
          8. CIGNA Corp.                                                1.29
          9. SBC Communications, Inc.                                   1.25
         10. Wells Fargo and Co.                                        1.23
         ----------------------------------------------------------------------

          Currency Allocation

          As of June 30, 2000
                                                                      Current
                                                  Benchmark          Strategy
          ---------------------------------------------------------------------
          U.S.                                      49.3%             44.3%
          Australia                                  1.3               9.2
          Canada                                     2.6               2.6
          Denmark                                    0.4               0.4
          Euro                                      18.0              31.9
          Hong Kong                                  1.0               0.0
          Japan                                     12.9               5.0
          New Zealand                                0.1               0.2
          Norway                                     0.2               0.2
          Singapore                                  0.5               0.5
          Sweden                                     1.5               1.5
          Switzerland                                2.8               2.8
          United Kingdom                             9.4               1.4
          ---------------------------------------------------------------------
                                                   100.0%            100.0%

          Top Ten Global (Ex-U.S.) Equity Holdings

          As of June 30. 2000
                                                                    Percent of
                                                                    Net Assets
         ---------------------------------------------------------------------
          1. Banque Nationale de Paris                                1.21%
          2. Canon, Inc.                                              1.09
          3. Bayer AG                                                 1.02
          4. Diageo PLC                                               1.01
          5. Heineken NV                                              1.01
          6. Nippon Telegraph & Telephone Corp.                       0.95
          7. Honda Motor Co.                                          0.94
          8. National Australia Bank Ltd., Preferred                  0.90
          9. Kao Corp.                                                0.89
         10. Nycomed Amersham PLC                                     0.85
         ----------------------------------------------------------------------

          GLOBAL EQUITY FUND

[LOGO]    Industry Diversification

          As a Percent of Net Assets
          As of June 30, 2000
          ------------------------------------------------------------------------------
           U.S. EQUITIES
           Energy...........................................................     1.67%

          Capital Investment
           Capital Goods....................................................     0.40
           Electronic Components............................................     2.23
           Technology.......................................................     1.64
                                                                               ------
          Basic Industries
           Chemicals........................................................     1.95
           Housing/Paper....................................................     2.22
           Metals...........................................................     1.75
                                                                               ------
          Computers
           Software.........................................................     2.00
           Systems..........................................................     0.69
                                                                               ------
          Consumer
           Autos/Durables...................................................     0.74
           Health: Drugs....................................................     3.63
           Health: Non-Drugs................................................     3.78
           Non-Durables.....................................................     1.45
           Retail/Apparel...................................................     2.77
                                                                               ------
                                                                                12.37
          Financial
           Banks............................................................     2.21
           Non-Banks........................................................     2.41
                                                                               ------
                                                                                 4.62

          Telecommunications Services.......................................     3.22
          Transportation....................................................     2.55
          Services/Misc.....................................................     3.77
          Utilities.........................................................     1.59
                                                                               ------
              Total U.S. Equities...........................................    42.67


          GLOBAL (EX-U.S.) EQUITIES
          Aerospace & Military..............................................     0.44%
          Appliances & Households...........................................     1.10
          Autos/Durables....................................................     0.94
          Banking...........................................................     8.06
          Beverages and Tobacco.............................................     3.03
          Broadcasting & Publishing.........................................     3.26
          Building Materials................................................     0.17
          Business & Public Service.........................................     1.47
          Chemicals.........................................................     2.71
          Consumer..........................................................     0.01
          Data Processing...................................................     1.09
          Electric Components...............................................     2.07
          Electronics.......................................................     0.72
          Energy............................................................     1.15
          Financial Services................................................     2.29
          Food & House Products.............................................     3.02
          Forest Products...................................................     0.67
          Health & Personal Care............................................     3.16
          Industrial Components.............................................     0.41
          Insurance.........................................................     2.36
          Machinery & Engineering...........................................     0.49
          Merchandising.....................................................     0.87
          Multi-Industry....................................................     0.28
          Non-Ferrous Metals................................................     0.25
          Real Estate.......................................................     1.06
          Recreation........................................................     1.06
          Textile & Apparel.................................................     0.21
          Telecommunications................................................     4.98
          Transportation....................................................     0.98
          Utilities.........................................................     2.86
                                                                               ------
              Total Global (Ex-U.S.) Equities...............................    51.17

          SHORT-TERM INVESTMENTS............................................     3.56
                                                                               ------
              TOTAL INVESTMENTS.............................................    97.40
          CASH AND OTHER ASSETS, LESS LIABILITIES...........................     2.60
                                                                               ------
          NET ASSETS........................................................   100.00%
                                                                               ======

================================================================================

                 GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS


June 30, 2000

--------------------------------------------------------------------------------

                                                               Shares       Value
                                                             ----------  -----------
Equities -- 93.84%
U.S. Equities -- 42.67%
Advanced Micro Devices, Inc. (b)..............................   11,900  $   919,275
Allergan, Inc.................................................    7,500      558,750
Alza Corp. (b)................................................   16,100      951,912
American Electric Power Co., Inc..............................   15,480      458,595
Baxter International, Inc.....................................    7,800      548,437
Bristol-Myers Squibb Co.......................................    7,800      454,350
Burlington Northern Santa Fe Corp.............................   36,300      832,631
CIGNA Corp....................................................    9,500      888,250
Compaq Computer Corp..........................................   10,200      260,738
Computer Sciences Corp. (b)...................................    6,900      515,344
Compuware Corp. (b)...........................................   32,300      335,112
CVS Corp......................................................    8,000      320,000
Dell Computer Corp. (b).......................................    9,600      473,400
Dominion Resources, Inc.......................................   10,600      454,475
E.I. du Pont de Nemours and Co................................    4,100      179,375
Electronic Data Systems Corp..................................    5,200      214,500
Emerson Electric Co...........................................   10,500      633,937
Exxon Mobil Corp..............................................    8,900      698,650
Federated Department Stores, Inc. (b).........................    4,200      141,750
FedEx Corp. (b)...............................................   24,300      923,400
First Data Corp...............................................   15,004      744,573
Fort James Corp...............................................   12,500      289,063
Gateway, Inc. (b).............................................    5,600      317,800
Genzyme Corp. (b).............................................    6,400      380,400
GreenPoint Financial Corp.....................................   11,700      219,375
Household International, Inc..................................   11,700      486,281
Illinois Tool Works, Inc......................................    8,700      495,900
Johnson & Johnson Co..........................................   10,600    1,079,875
Kimberly-Clark Corp...........................................   10,400      596,700
Lafarge Corp..................................................    3,900       81,900
Lear Corp. (b)................................................   11,900      238,000
Lexmark International Group, Inc. (b).........................    4,100      275,725
Lincoln National Corp.........................................   10,900      393,762
Masco Corp....................................................   39,200      708,050
Mattel, Inc...................................................   18,600      245,288
Microsoft Corp. (b)...........................................   17,200    1,376,000
Motorola, Inc.................................................   17,715      514,842
New York Times Co.............................................   14,500      572,750
Newell Rubbermaid, Inc........................................    7,400      190,550
Nextel Communications, Inc. (b)...............................    6,900      422,194
Peco Energy Co................................................   15,910      641,372
PepsiCo, Inc..................................................   22,400      995,400
PNC Bank Corp.................................................    5,900      276,563
Praxair, Inc..................................................    6,600      247,088
Raytheon Co., Class B.........................................   14,700      282,975
Reliaster Financial Corp......................................    3,400      178,288
SBC Communications, Inc.......................................   19,900      860,675
Smurfit-Stone Container Corp. (b).............................   24,800      319,300
Southdown, Inc................................................    4,176      241,164
St. Jude Medical, Inc. (b)....................................   12,900      591,787
Tellabs, Inc. (b).............................................    6,100      417,469
Texas Instruments, Inc........................................   13,100      899,806
U.S. Bancorp..................................................    9,263      178,313
Unisys Corp. (b)..............................................   19,000      276,688
W.W. Grainger, Inc............................................    8,900      274,231
Wal-Mart Stores, Inc..........................................   12,700      731,837
Watson Pharmaceutical Co. (b).................................    9,900      532,125
Wells Fargo and Co............................................   21,900      848,625
XL Capital Ltd................................................    3,700      200,263
                                                                        ------------
Total U.S. Equities...........................................            29,385,878
                                                                        ------------
Global (Ex-U.S.) Equities -- 51.17%
Australia -- 3.14%
Broken Hill Proprietary Co., Ltd..............................   27,650      327,870
Lend Lease Corp., Ltd.........................................   11,294      144,487
National Australia Bank Ltd., Preferred.......................   21,900      620,044
News Corp., Ltd...............................................   22,540      311,259
QBE Insurance Group Ltd.......................................   25,789      126,533
Rio Tinto Ltd.................................................   10,263      170,185
Westpac Banking Corp., Ltd....................................   64,145      464,076
                                                                        ------------
                                                                           2,164,454
                                                                        ------------
Belgium -- 0.79%
Electrabel S.A................................................    1,530      379,717
Fortis B......................................................    5,542      161,927
                                                                        ------------
                                                                             541,644
                                                                        ------------
Canada -- 1.45%
Canadian National Railway Co..................................   13,300      386,873
NOVA Chemicals Corp...........................................   14,200      298,050
Shaw Communications, Inc., Class B............................   12,700      312,850
                                                                        ------------
                                                                             997,773
                                                                        ------------
Denmark -- 0.28%
Tele Danmark A/S...............................................   2,900      196,006
                                                                        ------------
Finland -- 1.36%
Metso Oyj.....................................................   22,300      269,347
Nokia Oyj.....................................................    4,000      204,948
UPM-Kymmene Corp..............................................   18,500      461,086
                                                                        ------------
                                                                             935,381
                                                                        ------------
France -- 5.35%
Air Liquide...................................................    3,676      481,352
Banque Nationale de Paris.....................................    8,602      831,183
Cie de Saint Gobain...........................................      876      118,906
CSF Thomson...................................................    7,465      295,254
Groupe Danone.................................................    1,860      247,836
Rhone-Poulenc, Class A........................................    6,390      468,290
Schneider S.A.................................................    6,150      430,362
Total Fina S.A., Class B......................................    3,029      466,317
Vivendi.......................................................    3,899      345,539
                                                                        ------------
                                                                           3,685,039
                                                                        ------------
Germany -- 1.43%
Bayer AG......................................................   18,190      699,220
Continental AG................................................   16,850      284,282
                                                                        ------------
                                                                             983,502
                                                                        ------------
Hong Kong -- 0.59%
Cheung Kong Holdings, Ltd.....................................   20,000      221,287
Guoco Group Ltd...............................................   93,000      186,709
                                                                        ------------
                                                                             407,996
                                                                        ------------
Ireland -- 0.55%
Bank of Ireland...............................................   41,200      258,884
Eircom PLC....................................................   45,100      121,052
                                                                        ------------
                                                                             379,936
                                                                        ------------

================================================================================
22

                 GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS


June 30, 2000
--------------------------------------------------------------------------------


                                                                Shares       Value
                                                              ----------  -----------
Italy -- 1.45%
San Paolo-imi Spa............................................      19,811  $   353,039
Telecom Italia Mobile Spa....................................      43,800      449,257
Telecom Italia Spa...........................................      14,000      193,253
                                                                           -----------
                                                                               995,549
                                                                           -----------
Japan -- 13.08%
Acom Co., Ltd................................................       3,300      278,210
Bank of Tokyo-Mitsubushi Ltd.................................      42,000      508,501
Benesse Corp.................................................       3,600      250,083
Canon, Inc...................................................      15,000      748,547
Dai-Ichi Kangyo Bank.........................................      38,000      289,117
Fuji Photo Film Co., Ltd.....................................      11,000      451,207
Honda Motor Co...............................................      19,000      648,268
Hoya Corp....................................................       2,000      179,576
Kao Corp.....................................................      20,000      612,447
Mitsubishi Chemical Corp.....................................      94,000      386,466
Mitsubishi Estate Co., Ltd...................................      31,000      365,654
NEC Corp.....................................................       6,000      188,838
Nintendo Corp., Ltd..........................................       1,600      280,062
Nippon Telegraph & Telephone Corp............................          49      652,994
Nissin Food Products Co......................................      21,500      548,651
Nomura Securities Co., Ltd...................................      20,000      490,525
Orix Corp....................................................       2,900      428,949
Secom Co., Ltd...............................................       2,000      146,496
Sony Corp....................................................       5,500      514,626
Takeda Chemical Industries...................................       6,000      394,688
TDK Corp.....................................................       2,000      288,077
Toyoda Automatic Loom Works..................................       3,000       65,073
West Japan Railway Co........................................          71      288,550
                                                                           -----------
                                                                             9,005,605
                                                                           -----------
Netherlands -- 3.49%
Aegon NV.....................................................       6,760      241,514
Heineken NV..................................................      17,700      692,261
ING Groep NV.................................................       5,612      380,879
Philips Electronics NV.......................................      11,100      525,638
TNT Post Group NV............................................      10,089      273,214
Wolters Kluwer NV............................................      10,689      285,876
                                                                           -----------
                                                                             2,399,382
                                                                           -----------
Portugal -- 0.23%
Electricidade de Portugal S.A................................       8,700      158,623
                                                                           -----------
Singapore -- 0.55%
Singapore Press Holdings Ltd.................................      13,046      203,726
United Overseas Bank Ltd.....................................      26,512      173,271
                                                                           -----------
                                                                               376,997
                                                                           -----------
Spain -- 2.55%
Banco Popular Espanol S.A....................................      15,203      472,184
Banco Santander Central Hispano S.A..........................      24,155      255,862
Endesa S.A...................................................       7,814      151,982
Tabacalera S.A...............................................      33,726      520,184
Telefonica S.A. (b)..........................................      16,532      356,570
                                                                           -----------
                                                                             1,756,782
                                                                           -----------
Sweden -- 2.16%
Electrolux AB, B Shares......................................      14,950  $   232,662
Ericsson, B Shares...........................................      21,560      428,939
Investor AB, B Shares........................................      14,170      194,674
Nordbanken Holding AB........................................      60,100      455,666
Swedish Match AB.............................................      57,700      178,935
                                                                           -----------
                                                                             1,490,876
                                                                           -----------
Switzerland -- 1.72%
Givaudan (b).................................................          14        4,275
Nestle S.A. (Reg.)...........................................         145      291,141
Novartis AG (Reg.)...........................................         212      336,885
Roche Holding AG (Gen.)......................................          13      126,954
Swiss Reinsurance Co. (Reg.).................................         207      423,267
                                                                           -----------
                                                                             1,182,522
                                                                           -----------
United Kingdom -- 11.00%
Allied Zurich PLC............................................      31,975      378,298
AstraZeneca PLC..............................................       5,639      263,361
British Telecommunications PLC...............................      23,000      297,358
Diageo PLC...................................................      77,630      696,913
FKI PLC......................................................      86,405      307,398
HSBC Holdings PLC............................................      25,000      285,936
Lloyds TSB Group PLC.........................................      42,220      398,838
National Power PLC...........................................      50,500      321,861
Nycomed Amersham PLC.........................................      59,000      585,936
Pentokil Initial PLC.........................................      63,800      144,880
Powergen PLC.................................................      59,000      504,655
Prudential Corp. PLC.........................................      20,000      293,089
Reckitt & Colman PLC.........................................      13,000      145,636
Reed International PLC.......................................      67,000      583,226
Scottish & Southern Energy PLC...............................      49,650      455,498
Tesco PLC....................................................      80,250      249,661
The Great Universal Stores PLC...............................      54,000      347,438
Trinity Mirror PLC...........................................      21,175      190,096
Unilever PLC.................................................      39,000      236,167
United News & Media PLC......................................      25,000      359,549
Vodafone Group PLC...........................................     131,188      530,273
                                                                           -----------
                                                                             7,576,067
                                                                           -----------
Total Global (Ex-U.S.) Equities..............................               35,234,134
                                                                           -----------
Total Equities (Cost $56,332,868)............................               64,620,012
                                                                           -----------
Short-Term Investments -- 3.56%
Investment Companies -- 3.56%
Brinson Supplementary Trust U.S. Cash
Management Prime Fund (Cost $2,453,941)......................   2,453,941    2,453,941
                                                                           -----------
Total Investments (Cost $58,786,809) -- 97.40% (a)...........               67,073,953
Cash and other assets, less liabilities -- 2.60%.............                1,789,330
                                                                           -----------
Net Assets -- 100%...........................................              $68,863,283
                                                                           ===========

                              See accompanying notes to schedule of investments.

================================================================================

                 GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS


June 30, 2000

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $59,974,004; and net unrealized appreciation consisted of:

          Gross unrealized appreciation...........................................................   $ 12,365,192
          Gross unrealized depreciation...........................................................     (5,265,243)
                                                                                                     ------------
               Net unrealized appreciation........................................................   $  7,099,949
                                                                                                     ============

(b) Non-income producing security

FORWARD FOREIGN CURRENCY CONTRACTS

The Global Equity Fund had the following open forward foreign currency contracts as of June 30, 2000:

                                                      Settlement         Local        Currency      Unrealized
                                                         Date           Current         Value       Gain/(Loss)
                                                      ----------        -------       --------      ----------
  Forward Foreign Currency Buy Contracts
  Australian Dollar.................................   12/01/00       7,600,000    $ 4,577,458       $ 230,258
  British Pound.....................................   12/01/00         900,000      1,366,929           5,439
  Canadian Dollar...................................   12/01/00         800,000        542,160          (4,774)
  Euro..............................................   12/01/00      12,540,000     12,134,114         358,406
  Singapore Dollar..................................   12/01/00         700,000        412,014          (2,678)
  Swiss Francs......................................   12/01/00       1,000,000        623,729          19,864

  Forward Foreign Currency Sale Contracts
  British Pound.....................................   12/01/00       5,300,000      8,049,695        (156,935)
  Euro..............................................   12/01/00       2,000,000      1,935,265           2,135
  Hong Kong Dollar..................................   12/01/00       2,300,000        295,233            (345)
  Japanese Yen......................................   12/01/00     628,000,000      6,107,814         (25,372)
  Singapore Dollar..................................   12/01/00         700,000        412,014          (1,216)
  Swedish Krona.....................................   12/01/00       3,500,000        403,291         (11,169)
                                                                                                     ---------
       Total........................................                                                 $ 413,613
                                                                                                     =========

================================================================================
                See accompanying notes to financial statements.

Global Technology Fund

[LOGO] After a serious correction lasting about eight weeks, technology stocks staged a rapid two-week recovery beginning in the last week of May. During the remainder of the month of June there was mostly steady recovery, with a few very significant gains.

          Computer hardware and software were the best industry groups in June, rising about 20%. Semiconductors and optoelectronics were also strong, while technology services declined. The serious April-May correction reminded investors that it can be difficult to invest in the long-term growth opportunity of technology stocks. While a decline in value is always painful, we have maintained our perspective and kept our eyes on the strong growth opportunities available to our Fund's companies. The April-May slump and the relatively slow continuing recovery have enabled the Fund to selectively accumulate positions at very favorable discounts from previously higher prices.

          We see many very attractively undervalued technology stocks, especially among the less well known names, as well as continued strength in the global demand for technology products and services. We expect better investment results going forward, particularly in the second half of the year, a traditionally strong season for technology stocks. Significant changes in the competitive structure of the computer and communications industries will occur over the next year as new technological solutions meet the seemingly infinite demand for Internet access devices and communications bandwidth. We are particularly excited about the opportunities for the smaller telecom services providers, who are in a good position to deliver broadband Internet access to a wide range of business and consumer markets.

================================================================================

 Global Technology Fund

[LOGO]    Top Ten Equity Holdings

          As of June 30, 2000

                                                           Percent of
                                                           Net Assets
          -----------------------------------------------------------
           1. Micron Technology, Inc.                         4.57%
           2. Nortel Networks Corp.                           4.13
           3. EMC Corp.                                       3.99
           4. Yahoo!, Inc.                                    3.21
           5. STMicroelectronics N.V.                         3.06
           6. Oracle Corp.                                    2.91
           7. International Business Machines Corp.           2.84
           8. Compaq Computer Corp.                           2.65
           9. SAP AG                                          2.43
          10. Texas Instruments, Inc.                         2.37
          -----------------------------------------------------------
          Industry Diversification
          As a Percent of Net Assets
          As of June 30, 2000

          -----------------------------------------------
          U.S. EQUITIES

          Computers
           Services.............................   6.15%
           Software.............................   8.94
           Systems..............................  16.87
                                                 ------
                                                  31.96

          Electronic Components.................  23.51

          Internet Services.....................   6.74

          Telecommunications
           Equipment............................  11.24
           Services.............................   6.41
                                                 ------
                                                  17.65
                                                 ------
            Total U.S. Equities.................  79.86


          GLOBAL (EX-U.S.) EQUITIES
          Computers
           Software.............................   2.44%
           Systems..............................   0.63
                                                 ------
                                                   3.07

          Electronic Components.................   5.70

          Telecommunications
          Equipment.............................   3.54
           Services.............................   0.68
                                                 ------
                                                   4.22
                                                 ------
           Total Global (Ex-U.S.) Equities......  12.99

          SHORT-TERM INVESTMENTS................   1.55
                TOTAL INVESTMENTS...............  94.40
          CASH AND OTHER ASSETS,
            LESS LIABILITIES....................   5.60
                                                 ------
          NET ASSETS............................ 100.00%
                                                 ======

================================================================================
26

               Global Technology Fund -- Schedule of Investments


June 30, 2000
--------------------------------------------------------------------------------

                                                          Shares   Value
                                                          ------   -----
Equities -- 92.85%
U.S. Equities -- 79.86%
Advanced Micro Devices, Inc. (b)........................    100  $  7,725
Agilent Technologies, Inc (b)...........................     19     1,401
Amazon.com, Inc. (b)....................................    150     5,447
America On-Line, Inc. (b)...............................    200    10,550
Amkor Technologies, Inc. (b)............................    200     7,062
Applied Material, Inc. (b)..............................    150    13,594
Atmel Corp. (b).........................................    200     7,375
Broadcom Corp. (b)......................................     50    10,947
Cisco Systems, Inc. (b).................................    200    12,713
Comdisco, Inc...........................................    200     4,463
Compaq Computer Corp....................................    600    15,337
Computer Associates International, Inc..................    200    10,237
Computer Sciences Corp. (b).............................    150    11,203
Covad Communications Group, Inc. (b)....................    200     3,225
Electronic Data Systems Corp............................    150     6,188
EMC Corp. (b)...........................................    300    23,081
Emcore Corp. (b)........................................    100    12,000
eMerge Interactive, Inc. (b)............................    200     3,588
Flextronics International Ltd...........................     50     3,435
Gateway, Inc. (b).......................................     50     2,838
Hewlett-Packard Co......................................     50     6,244
Inprise Corp. (b).......................................    400     2,450
Intel Corp..............................................     50     6,684
International Business Machines Corp....................    150    16,434
Intuit, Inc. (b)........................................    300    12,412
Jabil Circuit, Inc. (b).................................    100     4,963
JDA Software Group, Inc. (b)............................    100     1,919
JDS Uniphase Corp. (b)..................................    100    11,987
KLA-Tencor Corp. (b)....................................    150     8,784
Leap Wireless International, Inc. (b)...................    100     4,700
Linear Technology Corp..................................    150     9,591
Lucent Technologies, Inc................................    200    11,850
Micron Technology, Inc. (b).............................    300    26,419
Motorola, Inc...........................................    450    13,078
Network Plus Corp. (b)..................................    650     9,222
Oracle Corp. (b)........................................    200    16,812
PeopleSoft, Inc. (b)....................................    650    10,887
Phone.com, Inc. (b).....................................    100     6,513
QUALCOMM, Inc. (b)......................................    200    12,000
Red Hat, Inc. (b).......................................     50     1,353
Safeguard Scientifics, Inc. (b).........................     50     1,603
Sipex Corp. (b).........................................     50     1,384
Solectron Corp. (b).....................................    100     4,188
Sun Microsystems, Inc. (b)..............................    150    13,641
Sykes Enterprises, Inc. (b)..............................   200  $  2,575
Texas Instruments, Inc...................................   200    13,738
Titan Corp. (b)..........................................   150     6,712
Uniroyal Technology Corp. (b)............................   100     1,106
VerticalNet, Inc. (b)....................................   100     3,694
Winstar Communications, Inc. (b).........................   250     8,469
Worldcom, Inc. (b).......................................   250    11,469
Xilinx, Inc. (b).........................................   100     8,256
Yahoo!, Inc. (b).........................................   150    18,581
                                                                 --------
Total U.S. Equities......................................         462,127
                                                                 --------
Global (Ex-U.S.) Equities -- 12.99%
Bermuda -- 0.68%
Global Crossing Ltd. (b).................................   150     3,947
                                                                 --------
Canada -- 4.13%
Nortel Networks Corp.....................................   350    23,887
                                                                 --------
France -- 3.06%
STMicroelectronics N.V...................................   276    17,716
                                                                 --------
Germany -- 4.49%
Infineon Technologies AG (b).............................   150    11,888
SAP AG...................................................   300    14,081
                                                                 --------
                                                                   25,969
                                                                 --------
Switzerland -- 0.63%
Logitech International SA (b)............................    50     3,650
                                                                 --------
Total Global (Ex-U.S.) Equities..........................          75,169
                                                                 --------
Total Equities (Cost $490,560)...........................         537,296
                                                                 --------
Short-Term Investments -- 1.55%
Investment Companies -- 1.55%
Vista U.S. Government Money
 Market Fund (Cost $8,983)............................... 8,983     8,983
                                                                 --------
Total Investments (Cost $499,543) -- 94.40% (a)..........         546,279

Cash and other assets, less liabilities -- 5.60%.........          32,381
                                                                 --------
Net Assets -- 100%.......................................        $578,660
                                                                 ========

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $500,976; and net unrealized appreciation consisted of:

           Gross unrealized appreciation.............................  $ 59,362
           Gross unrealized depreciation.............................   (14,059)
                                                                       --------
               Net unrealized appreciation...........................  $ 45,303
                                                                       ========

(b)  Non-income producing security

================================================================================
                                                                              27

                See accompanying notes to financial statements.

             GLOBAL BIOTECH FUND

--------------------------------------------------------------------------------

[LOGO] Volatility initiated in March in the biotech sector continued into the second quarter of 2000, with the biotech indices bottoming in May followed by a substantial rally in June. The NASDAQ Biotech Index increased 11% during the second quarter. Biotech performance was in line with the pharmaceutical sector, but continued to outperform the general market and the small capitalization market. The biotech rally became more selective in the second quarter. Only 41% of 351 publicly traded stocks had positive returns, whereas in the first quarter of 2000 and the fourth quarter of 1999 the positive returns were 84% and 70%, respectively. Biotech investors flocked to larger companies in the second quarter, with 77% of the stocks enjoying positive returns, versus only 31% for small cap biotechs.

          In 2000, the biotech industry will continue to move into a more mature stage as an increasing number of companies generate sales and reach profitability. With more than 800 products in clinical trial development, we expect several research breakthroughs in the next few years, particularly in the treatment of diabetes, asthma, allergies, psoriasis, cancer, heart and vessel disease, and autoimmune diseases. If we extend our horizon to the next five to ten years, we are firmly convinced that the human genome sequence map(s) will be another strong growth driver for this industry. In the interim, we expect continued consolidation in this industry. Pharmaceutical companies will probably continue to buy biotech companies and large biotechs will keep buying smaller biotechs. Momentum players will come and go in this sector and contribute to short-term volatility, but they will have little impact on the promising long-term picture that is developing in this area. We remain focused on identifying promising new companies with strong drug pipelines that will produce handsome long-term returns for patient investors.

================================================================================

             GLOBAL BIOTECH FUND




--------------------------------------------------------------------------------

[LOGO]    Top Ten Equity Holdings

          As of June 30, 2000
                                                        Percent of
                                                        Net Assets
         ---------------------------------------------------------
          1. Amgen, Inc................................    4.18%
          2. Human Genome Sciences, Inc................    3.97
          3. Protein Design Labs, Inc..................    3.93
          4. COR Therapeutics, Inc.....................    3.55
          5. Celgene Corp..............................    3.50
          6. Millennium Pharmaceuticals, Inc...........    3.33
          7. QLT, Inc..................................    3.22
          8. Vertex Pharmaceuticals, Inc...............    3.13
          9. Genentech, Inc............................    3.07
         10. CV Therapeutics, Inc......................    2.89
         ---------------------------------------------------------




            Industry Diversification

          As a Percent of Net Assets
          As of June 30, 2000
          -----------------------------------------------------
          U.S. EQUITIES
            Biomedical.................................   15.79%
            Gene.......................................    4.97
            Health: Drugs..............................   17.62
            Medical Products...........................    4.10
            Therapeutics...............................   14.35
            Research and Development...................   17.16
                                                          -----
                  Total U.S. Equities..................   73.99
          GLOBAL (Ex-U.S.) EQUITIES
            Gene.......................................    2.01%
            Health: Drugs..............................    4.24
            Therapeutics...............................    3.22
                                                           ----
           Total Global (Ex-U.S.) Equities.............    9.47

           SHORT-TERM INVESTMENTS......................    4.39
                                                          -----
                  TOTAL INVESTMENTS....................   87.85
           CASH AND OTHER ASSETS, LESS LIABILITIES.....   12.15
                                                         ------
           NET ASSETS..................................  100.00%
                                                         ======

================================================================================

          Global Biotech Fund -- Schedule of Investments




June 30, 2000

--------------------------------------------------------------------------------

                                                           Shares    Value
                                                           ------    -----

Equities - 83.46%
U.S. Equities - 73.99%
Abgenix, Inc. (b)........................................     150  $ 17,979
Affymetrix, Inc. (b).....................................      50     8,256
Alkermes, Inc. (b).......................................     150     7,069
American Home Products Corp..............................     100     5,875
Amgen, Inc. (b)..........................................     500    35,125
Aurora Biosciences Corp. (b).............................     150    10,228
Biogen, Inc. (b).........................................     100     6,450
Celgene Corp. (b)........................................     500    29,437
Cephalon, Inc. (b).......................................     300    17,962
Chiron Corp. (b).........................................     500    23,750
COR Therapeutics, Inc. (b)...............................     350    29,859
CV Therapeutics, Inc. (b)................................     350    24,259
Enzon, Inc. (b)..........................................     200     8,500
Geltex Pharmaceuticals, Inc. (b).........................     350     7,153
Genentech, Inc. (b)......................................     150    25,800
Genzyme Corp. (b)........................................     300    17,831
Gilead Sciences, Inc. (b)................................     150    10,669
Guilford Pharmaceuticals, Inc. (b).......................     250     3,766
Human Genome Sciences, Inc. (b)..........................     250    33,344
Idec Pharmaceuticals Corp. (b)...........................     200    23,462
Immunex Corp. (b)........................................     450    22,247
Inhale Therapeutic Systems, Inc. (b).....................     100    10,147
Johnson & Johnson Co.....................................     100    10,188
Luminex Corp. (b)........................................      50     2,081
Maxim Pharmaceuticals, Inc. (b)..........................     250    12,844
Medarex, Inc. (b)........................................     200    16,900
Medimmune, Inc. (b)......................................     300    22,200
Millennium Pharmaceuticals, Inc. (b).....................     250    27,969
Myriad Genetics, Inc. (b)................................     100    14,808
PE Corp. -- Biosystems Group.............................     150     9,881
PE Corp. -- Celera Genomics Group (b)....................     200    18,700
Pfizer, Inc..............................................     150     7,200
Protein Design Labs, Inc. (b)............................     200    32,991
Sangstat Medical Corp. (b)...............................     250     7,219
Schering Plough Corp.....................................     150     7,575
Tanox, Inc. (b)..........................................     200     9,463
United Therapeutics Corp. (b)............................     150    16,256
Vertex Pharmaceuticals, Inc. (b).........................     250    26,344
                                                                    -------
Total U.S. Equities......................................           621,787
                                                                    -------


                                                           Shares    Value
                                                           ------    -----

Global (EX-U.S.) Equities -- 9.47%
CANADA -- 3.22%
QLT, Inc.................................................     350     $  27,060
                                                                      ---------

Denmark -- 1.02%
Novo Nordisk A/S.........................................      50         8,545
                                                                      ---------

France -- 0.41%
Genset S.A...............................................     150         3,469
                                                                      ---------

Switzerland -- 1.99%
Serono S.A. (b)..........................................      20        16,727
                                                                       --------

United Kingdom -- 2.83%
Cambridge Antibody Technology Group PLC (b)..............     300        13,443
Shire Pharmaceuticals Group PLC (b)......................     200        10,375
                                                                      ---------
                                                                         23,818
                                                                      ---------

Total Global (Ex-U.S.) Equities..........................                79,619
                                                                      ---------

Total Equities (Cost $601,199)...........................               701,406
                                                                      ---------
Short-Term Investments -- 4.39%
Investment Companies -- 4.39%
Vista U.S. Government Money Market Fund (Cost $36,889)..  36,889         36,889
                                                                      ---------

Total Investments (Cost $638,088) -- 87.85% (a)..........               738,295

Cash and other assets, less liabilities -- 12.15%.......                102,143
                                                                      ---------
Net Assets -- 100%.......................................             $ 840,438
                                                                      =========



NOTES TO SCHEDULE OF INVESTMENTS
(a)  Aggregate cost for federal income tax purposes was $638,743; and net unrealized appreciation consisted of:
          Gross unrealized appreciation............................................  $ 103,644
          Gross unrealized depreciation............................................     (4,092)
                                                                                     ---------
               Net unrealized appreciation.........................................  $  99,552
                                                                                     =========
(b) Non-income producing security

================================================================================

                See accompanying notes to financial statements.

          Global Bond Fund

--------------------------------------------------------------------------------

[LOGO] Since its inception on July 31, 1993, the Brinson Global Bond Fund Class I has recorded an annualized return of 4.98%, versus the 5.58% return of its benchmark, the Salomon Smith Barney World Government Bond Index. This performance record was achieved with less risk or volatility than the benchmark; 5.12% versus 5.86%, respectively. Year-to-date, the Fund returned -0.44%, underperforming the benchmark return of 0.03%. During the second quarter, the Fund outperformed the benchmark by 71 basis points.

          In preemptive moves to combat inflation, most of the world's major central banks raised interest rates during the first quarter of 2000. The rate increases pushed up yields at the short end of the yield curve, while benign long-term inflationary expectations and government supply concerns pulled down long bond yields. This outlook was largely the same as it was in the last quarter of 1999, and during the first quarter bond yields in most markets fell to levels lower than at the beginning of the year. Our most significant strategy move in the first quarter was to reduce our overweight to Australia by half, after taking advantage of an Australian 10-year government yield decline of almost 100 basis points. With the proceeds, we moderately reduced our underweight to Japan.

          Despite some periods of volatility, long-term bond yields in most major markets finished the second quarter at levels similar to those at the end of March. Market sentiment was dominated by shifting expectations over the pace of economic growth and by the implications this had for the interest rate policies of central banks. The largest factor leading to Fund outperformance in the second quarter came from currency allocation, with the biggest contributions coming from our overweight to the euro and underweights to the British pound and the Japanese yen. In Australia, which was the strongest performing bond market during the period, we benefited from our overweight to government bonds.

================================================================================

Global Bond Fund
--------------------------------------------------------------------------------

Total Return

                                                            6 months    1 year    3 years    5 years   Inception*
                                                             ended      ended      ended      ended        to
                                                            6/30/00    6/30/00    6/30/00    6/30/00     6/30/00
-----------------------------------------------------------------------------------------------------------------
Brinson Global Bond Fund Class I                             -0.44%     -0.34%      1.81%      4.85%      4.98%
-----------------------------------------------------------------------------------------------------------------
Brinson Global Bond Fund Class N                             -0.66      -0.66       1.52        N/A       1.52
-----------------------------------------------------------------------------------------------------------------
Salomon Smith Barney World Gov't Bond Index                   0.03       3.16       3.87       3.16       5.58
-----------------------------------------------------------------------------------------------------------------

*Performance inception date of the Brinson Global Bond Fund Class I and the Salomon Smith Barney World Government Bond Index is 7/31/93, and inception date of Class N is 6/30/97.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.


Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson Global Bond Fund Class I and the Salomon Smith Barney World Government Bond Index if you had invested $1,000,000 on July 31, 1993, and had reinvested all your income dividends and capital gain distributions through June 30, 2000. The performance of Class N shares will vary based upon the different inception dates and class specific expenses. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Global Bond Fund Class I vs. Salomon Smith Barney World Gov't Bond Index

Wealth Value with Dividends Reinvested

 [CHART APPEARS HERE]


                Brinson Global Bond Fund Class I    Solomon Smith Barney World Gov't Bond Index
  7/31/93                        1000000                 1000000
  8/31/93                        1019000                 1030100
  9/30/93                        1022010                 1042358
 10/31/93                        1032059                 1040586
 11/30/93                        1023015                 1033198
 12/31/93                        1038591                 1041929
  1/31/94                        1045818                 1050264
  2/28/94                        1021040                 1043437
  3/31/94                     $1,007,619              $1,041,976
  4/30/94                     $1,002,457              $1,043,123
  5/31/94                       $994,198              $1,003,943
  6/30/94                       $992,146              $1,048,832
  7/31/94                       $999,419              $1,057,223
  8/31/94                     $1,000,457              $1,053,522
  9/30/94                     $1,001,496              $1,061,108
 10/31/94                     $1,005,652              $1,078,085
 10/30/94                     $1,003,574              $1,063,208
 12/31/94                     $1,002,396              $1,066,185
  1/31/95                     $1,012,827              $1,088,575
  2/28/95                     $1,030,559              $1,116,442
  3/31/95                     $1,044,119              $1,182,759
  4/30/95                     $1,069,153              $1,204,640
  5/31/95                     $1,069,704              $1,238,611
  6/30/95                     $1,104,638              $1,245,919
  7/31/95                     $1,122,712              $1,248,909
  8/31/95                     $1,134,406              $1,205,946
  9/30/95                     $1,148,228              $1,232,839
 10/31/95                     $1,167,365              $1,241,962
 11/30/95                     $1,190,755              $1,255,996
 12/31/95                     $1,206,119              $1,269,184
  1/31/96                     $1,212,149              $1,253,573
  2/29/96                     $1,200,088              $1,247,180
  3/31/96                     $1,204,913              $1,245,434
  4/30/96                     $1,216,974              $1,240,452
  5/31/96                     $1,220,592              $1,240,700
  6/30/96                     $1,231,653              $1,250,502
  7/31/96                     $1,243,921              $1,274,511
  8/31/96                     $1,253,735              $1,279,482
  9/30/96                     $1,274,590              $1,284,728
 10/31/96                     $1,301,578              $1,308,752
 11/30/96                     $1,326,113              $1,326,028
 12/31/96                     $1,318,299              $1,315,287
  1/31/97                     $1,297,658              $1,280,169
  2/28/97                     $1,299,034              $1,270,567
  3/31/97                     $1,279,768              $1,260,911
  4/30/97                     $1,272,888              $1,249,815
  5/31/97                     $1,310,043              $1,283,810
  6/30/97                     $1,326,556              $1,299,088
  7/31/97                     $1,321,051              $1,288,955
  8/31/97                     $1,316,923              $1,288,181
  9/30/97                     $1,343,069              $1,315,619
 10/31/97                     $1,360,958              $1,342,984
 11/30/97                     $1,343,069              $1,322,437
 12/31/97                     $1,339,835              $1,318,469
  1/31/98                     $1,351,311              $1,331,259
  2/28/98                     $1,359,918              $1,342,042
  3/31/98                     $1,345,573              $1,328,756
  4/30/98                     $1,362,787              $1,350,016
  5/31/98                     $1,362,787              $1,353,121
  6/30/98                     $1,362,306              $1,355,150
  7/31/98                     $1,362,306              $1,356,912
  8/31/98                     $1,378,231              $1,393,820
  9/30/98                     $1,444,826              $1,467,971
 10/31/98                     $1,476,676              $1,511,423
 11/30/98                     $1,466,542              $1,490,112
 12/31/98                     $1,500,412              $1,520,063
  1/31/99                     $1,500,412              $1,506,079
  2/28/99                     $1,451,914              $1,457,734
  3/31/99                     $1,450,398              $1,461,378
  4/30/99                     $1,453,429              $1,460,793
  5/31/99                     $1,427,665              $1,436,252
  6/30/99                     $1,404,902              $1,411,118
  7/31/99                     $1,430,918              $1,445,690
  8/31/99                     $1,424,797              $1,452,340
  9/30/99                     $1,438,570              $1,474,997
 10/31/99                     $1,430,918              $1,474 259
 11/30/99                     $1,409,493              $1,458,780
 12/31/99                     $1,406,271              $1,455,279
1/31/2000                     $1,370,532              $1,424,281
2/29/2000                     $1,362,762              $1,414,026
3/31/2000                     $1,329,286              $1,457,861
4/30/2000                     $1,342,562              $1,410,189
5/31/2000                     $1,350,331              $1,421,188
6/30/2000                     $1,400,056              $1,455,723


Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================

Global Bond Fund
--------------------------------------------------------------------------------

Asset Allocation

As of June 30, 2000
                                                     Current
                                      Benchmark     Strategy
------------------------------------------------------------
U.S.                                   26.94%         29.94%
Australia                               0.58           2.58
Austria                                 1.03           0.00
Belgium                                 2.36           0.00
Canada                                  2.78           4.92
Denmark                                 1.16           4.16
Finland                                 0.66           0.00
France                                  7.77          12.95
Germany                                 8.03           5.69
Greece                                  0.74           0.00
Ireland                                 0.29           0.00
Italy                                   8.45           9.60
Japan                                  25.87           9.37
Netherlands                             2.46           3.33
Portugal                                0.50           0.00
Spain                                   3.09           6.01
Sweden                                  1.09           2.79
Switzerland                             0.46           0.00
TIPS                                    0.00           1.75
U.K.                                    5.74           2.74
Euro                                    0.00           4.17
------------------------------------------------------------
                                       100.0%         100.0%


Currency Allocation

As of June 30, 2000
                                                     Current
                                      Benchmark     Strategy
------------------------------------------------------------
U.S.                                    26.9%          22.9%
Australia                                0.6            8.6
Canada                                   2.8            2.8
Denmark                                  1.2            1.2
Euro                                    35.3           47.2
Japan                                   25.9           15.9
Sweden                                   1.1            1.1
Switzerland                              0.5            0.5
U.K.                                     5.7           -0.2
------------------------------------------------------------
                                       100.0%         100.0%


Industry Diversification

As a Percent of Net Assets
As of June 30, 2000

------------------------------------------------------------
U.S. BONDS
Corporate Bonds
  Construction......................................    0.10%
  Consumer..........................................    0.97
  Energy............................................    0.22
  Financial Services................................    2.59
  Food and Housing Products.........................    0.54
  Publishing........................................    0.29
  Services/Miscellaneous............................    1.03
                                                      ------
       Total U.S. Corporate Bonds...................    5.74

International Dollar Bonds..........................    1.12
Asset-Backed........................................    2.47
Corporate Mortgage-Backed Securities................    7.39
U.S. Government Agencies............................    2.39
U.S. Government Mortgage-Backed Securities..........    6.01
U.S. Government Obligations.........................    6.89
                                                      ------
       Total U.S. Bonds.............................   32.01

GLOBAL (EX-U.S.) BONDS
Foreign Financial Bonds.............................    7.65
Foreign Government Bonds............................   54.87
                                                      ------
       Total Global (Ex-U.S.) Bonds.................   62.52

SHORT-TERM INVESTMENTS..............................   11.89
                                                      ------
       TOTAL INVESTMENTS............................  106.42
LIABILITIES, LESS CASH
  AND OTHER ASSETS...................................  (6.42)
                                                      ------
NET ASSETS..........................................  100.00%
                                                      ======

================================================================================

                  Global Bond Fund -- Schedule of Investments



June 30, 2000

--------------------------------------------------------------------------------

                                                             Face
                                                            Amount                      Value
                                                          ---------                   ---------
Bonds -- 94.53%
U.S. Bonds -- 32.01%
U.S. Corporate Bonds -- 5.74%
Capital One Bank, BKNT, 8.250%,
  due 06/15/05........................................    $  70,000                   $  69,861
Cendant Corp., 7.750%, due 12/01/03...................      200,000                     193,147
Centaur Funding Corp., Class B, 144A,
  9.080%, due 04/21/20 (b)............................          140                     138,994
Centaur Funding Corp., Class C, 144A,
  0.000%, due 04/21/20 (b)............................          750                     115,781
Centex Corp., 9.750%, due 06/15/05....................       45,000                      44,756
Countrywide Capital, Inc., 8.000%,
  due 12/15/26........................................      250,000                     206,795
Fidelity Investments, 144A, 7.570%,
  due 06/15/29........................................      450,000                     426,496
Lilly Del Mar, 144A, 7.717%,
  due 08/01/29........................................      150,000                     149,114
News America Holdings, 7.750%,
  due 12/01/45........................................      150,000                     130,289
PDVSA Finance, 99-F, 8.750%,
  due 02/15/04........................................      187,600                     184,786
Safeway, Inc., 7.250%, due 09/15/04...................      250,000                     247,110
Sempra Energy, 7.950%, due 03/01/10...................      100,000                     100,847
Time Warner Cos., Inc.,
  7.570%, due 02/01/24................................      310,000                     293,061
Washington Mutual Financial Corp., 8.250%,
  due 06/15/05........................................       35,000                      35,324
Waste Management, 7.000%,
  due 10/01/04........................................      300,000                     278,245
                                                                                      ---------
                                                                                      2,614,606
                                                                                      ---------
Asset-Backed Securities -- 2.47%
Chase Manhattan Auto Owner Trust,
  96-C, Class A4, 6.150%,
  due 03/15/02........................................       76,569                      76,283
Comed Transitional Funding Trust, 98-1,
  Class A7, 5.740%, due 12/25/10......................      370,000                     331,953
First Bank Corporate Card Master Trust,
  97-1, Class A, 6.400%, due 02/15/03..................     240,000                     236,782
Vanderbilt Mortgage Finance, 98-B,
  Class 1A2, 6.120%, due 05/07/09.......................    485,885                     480,798
                                                                                      ---------
                                                                                      1,125,816
                                                                                      ---------
Corporate Mortgage-Backed Securities -- 7.39%
Bear Stearns Mortgage Securities, Inc.,
  96-7A4, 6.000%, due 01/28/09........................      200,000                     191,686
DLJ Commercial Mortgage Corp., 99-CG2,
  Class A1B, 7.300%, due 06/10/32.....................       75,000                      73,871
First Union Lehman Brothers, 97-C2,
  Class A2, 6.600%, due 11/18/29......................      240,000                     232,027
GE Capital Mortgage Services, Inc., 93-7F,
  Class FA3, 6.500%, due 09/25/08.....................       96,382                      95,661
Heller Financial Commercial Mortgage Assets,
  99-PH1, Class A1, 6.500%,
  due 05/15/31........................................      386,237                     373,520
PNC Mortgage Securities Corp., 94-3,
  Class A8, 7.500%, due 07/25/24......................      190,000                     182,045
Prudential Home Mortgage Securities
  93-43, Class A9, 6.750%, due 10/25/23...............      196,000                     188,360
  96-7, Class A4, 6.750%, due 06/25/11................      150,000                     144,350

Residential Accredit Loans, Inc
  96-QS4, Class Al10, 7.900%, due 08/25/26............    $ 625,000                   $ 623,056
  98-QS4, Class AI5, 7.000%, due 03/25/28.............      400,000                     376,857
Residential Asset Securitization Trust
  97-A10, Class A5, 7.250%, due 12/25/27..............      335,000                     321,540
  97-A7, Class A1, 7.500%, due 09/25/27...............       22,529                      22,448
  97-A11, Class A2, 7.000%, due 01/25/28..............        3,255                       3,240
  98-A1, Class A1,7.000%, due 03/25/28................       60,302                      59,909
Structured Asset Securities Corp
  98-RF1, Class A, 8.713%, due 04/15/27...............      189,291                     192,130
  98-RF2, 8.582%, due 07/15/27........................      288,209                     291,091
                                                                                      ---------
                                                                                      3,371,791
                                                                                      ---------
International Dollar Bonds -- 1.12%
Korea Development Bank, 7.125%,
  due 09/17/01........................................      150,000                     148,688
Credit Suisse-London, 144A, Step up Callable,
  7.900%, due 05/29/49................................      250,000                     231,650
State of Qatar, 144A, 9.750%, due 06/15/30............      130,000                     128,212
                                                                                      ---------
                                                                                        508,550
                                                                                      ---------
U.S. Government Agencies -- 2.39%
Federal National Mortgage Association
  5.250%, due 01/15/09................................      355,000                     311,529
  7.250%, due 05/15/30................................      280,000                     285,066
Jordan Aid, 8.750%, due 09/01/19......................      448,173                     494,429
                                                                                      ---------
                                                                                      1,091,024
                                                                                      ---------
U.S. Government Mortgage-Backed
Securities -- 6.01%
Fannie Mae Whole Loan, 95-W3,
  Class A, 9.000%, due 04/25/25.......................        7,756                       7,986
Federal Home Loan Mortgage Corp
  5.500%, due 02/01/07................................       39,822                      37,322
  7.000%, due 10/15/13................................       68,215                      65,142
Federal Home Loan Mortgage Corp. Gold,
  9.000%, due 07/01/30................................      135,000                     139,261
Federal National Mortgage Association
  6.000%, due 10/01/14................................      149,936                     141,836
  6.000%, due 01/01/29................................      150,018                     137,226
  6.500%, due 03/01/19................................      116,597                     111,430
  6.500%, due 03/01/29................................      577,598                     544,783
  7.000%, due 12/01/24................................      382,185                     368,960
  7.000%, due 03/01/29................................       25,928                      25,041
  7.500%, due 12/01/23................................      298,195                     294,092
  7.890%, due 04/01/26................................      163,571                     167,875
  8.000%, due 03/01/11................................       61,267                      61,904
  8.000%, due 02/01/13................................       62,857                      63,510
Government National Mortgage Association
  7.000%, due 08/15/24................................      332,267                     324,448
  7.000%, due 07/15/25................................       46,828                      45,714
  7.500%, due 08/15/23................................       56,602                      56,471
  7.500%, due 12/15/23................................       88,097                      87,917
  7.500%, due 01/15/24................................       59,507                      59,312
                                                                                      ---------
                                                                                      2,740,230
                                                                                      ---------

================================================================================

                 Global Bond Fund -- Schedule Of Investments




June 30, 2000

--------------------------------------------------------------------------------

                                                           Face
                                                          Amount                        Value
                                                       ------------                  ----------
U.S. Government
  Obligations -- 6.89%
U.S. Treasury Bond
  8.000%, due 11/15/21.........................           $ 220,000                   $ 265,513
  8.750%, due 05/15/17.........................             350,000                     439,906
U.S. Treasury Inflation Indexed Note
  3.625%, due 04/15/28.........................             570,000                     575,424
  3.875%, due 04/15/29.........................             880,000                     913,837
U.S. Treasury Note
  5.625%, due 05/15/08.........................             265,000                     255,559
  6.125%, due 12/31/01.........................             445,000                     442,497
  6.625%, due 02/15/27.........................             110,000                     116,635
  7.500%, due 02/15/05.........................             125,000                     131,094
                                                                                     ----------
                                                                                      3,140,465
                                                                                     ----------
Total U.S. Bonds...............................                                      14,592,482
                                                                                     ----------
Global (Ex-U.S.) Bonds -- 62.52%
Australia -- 2.36%
International Bank for Reconstruction
  &  Development, 5.500%,
  due 05/14/03.................................AUD          605,000                     355,982
Queensland Treasury Corp., Global Notes
  6.000%, due 07/14/09.........................             670,000                     393,186
  8.000%, due 09/14/07
                                                            500,000                     327,617
                                                                                     ----------
                                                                                      1,076,785
                                                                                     ----------
Canada -- 6.50%
Government of Canada, Real Return Bond
  4.250%, due 12/01/21.........................CAD        1,455,000                   1,194,186
Government of Canada
  6.000%, due 06/01/08.........................           2,030,000                   1,376,953
Province of Ontario, 7.500%, due 01/19/06......             550,000                     393,767
                                                                                     ----------
                                                                                      2,964,906
                                                                                     ----------
Denmark -- 5.78%
City of Copenhagen, 6.250%,
  due 03/15/01.................................DKK        2,400,000                     308,493
Depfa Pfandbrief Bank,
  5.750%, due 03/04/09.........................             950,000                     909,575
Great Belt, 7.000%, due 09/02/03..............            3,650,000                     479,500
Kingdom of Denmark
  7.000%, due 11/15/07.........................           2,500,000                     344,792
  7.000%, due 11/10/24.........................           2,500,000                     368,684
  8.000%, due 11/15/01.........................           1,700,000                     223,968
                                                                                     ----------
                                                                                      2,635,012
                                                                                     ----------
France -- 9.50%
Government of France (OAT)
  7.500%, due 04/25/05.........................EUR        1,530,000                   1,614,143
  8.500%, due 04/25/23.........................           1,350,000                   1,745,794
  9.500%, due 01/25/01.........................             990,000                     972,239
                                                                                     ----------
                                                                                      4,332,176
                                                                                     ----------
Germany -- 4.85%
Bundesobligation 118,
  5.250%, due 02/21/01.........................EUR          390,000                   $ 374,844
Bundesrepublik Deutschland
  5.625%, due 01/04/28.........................             380,000                     368,966
  6.000%, due 07/04/07.........................           1,150,000                   1,152,326
International Bank for Reconstruction and
  Development, 7.125%, due 04/12/05............             306,775                     312,910
                                                                                     ----------
                                                                                      2,209,046
                                                                                     ----------
Italy -- 9.26%
Buoni Poliennali Del Tes
  3.250%, due 04/15/04.........................           2,500,000                   2,230,052
  7.750%, due 11/01/06.........................             660,000                     704,703
  9.000%, due 10/01/03.........................             380,001                     403,689
Republic of Italy,
  3.750%, due 06/08/05.........................JPY       83,000,000                     881,216
                                                                                     ----------
                                                                                      4,219,660
                                                                                     ----------
Japan -- 9.35%
Government of Japan
  2.500%, due 03/20/20.........................          28,000,000                     281,117
  3.100%, due 03/20/06.........................          23,400,000                     243,485
  4.600%, due 03/21/05.........................         339,800,000                   3,734,823
                                                                                     ----------
                                                                                      4,259,425
                                                                                     ----------
Mexico -- 0.35%
United Mexican States,
  9.875%, due 02/01/10.........................MXN          160,000                     161,600

Netherlands -- 2.55%
Government of Netherlands
  3.000%, due 02/15/02........................EUR         1,050,000                     975,829
  5.500%, due 01/15/28.........................             195,000                     184,997
                                                                                     ----------
                                                                                      1,160,826
                                                                                     ----------
Spain -- 4.21%
Government of Spain,
  3.250%, due 01/31/05.........................           1,400,000                   1,231,360
  6.000%, due 01/31/08,........................             700,000                     688,110
                                                                                     ----------
                                                                                      1,919,470
                                                                                     ----------
Sweden -- 2.84%
Government of Sweden
  6.750%, due 05/05/14........................SEK         4,300,000                     558,875
  10.250%, due, 05/05/03.......................           5,700,000                     733,865
                                                                                     ----------
                                                                                      1,292,740
                                                                                     ----------
United Kingdom -- 4.97%
Abbey National Treasury Service,
  6.500%, due 03/05/04........................GBP           190,000                     285,720
British Gas PLC, 8.125%, due 03/31/03.........              195,000                     302,872
U.K. Treasury
5.750%, due 12/07/09...........................           1,000,000                   1,576,868
7.250%, due 12/07/07...........................              60,000                     100,392
                                                                                     ----------
                                                                                      2,265,852
                                                                                     ----------
Total Global (Ex-U.S.) Bonds.....................                                    28,497,498
                                                                                     ----------
Total Bonds (Cost $45,532,378).................                                      43,089,980
                                                                                     ----------

================================================================================

                  Global Bond Fund -- Schedule of Investments


June 30, 2000
--------------------------------------------------------------------------------

                                                          Shares       Value
                                                        ---------   -----------
Short-Term Investments -- 11.89%
Investment Companies -- 11.89%
Brinson Supplementary Trust U.S. Cash
 Management Prime Fund (Cost $5,419,195)..............  5,419,195   $ 5,419,195
                                                                    -----------
Total Investments (Cost $50,951,573) -- 106.42% (a)                  48,509,175
Liabilities, less cash and other assets -- (6.42%).....              (2,927,951)
                                                                    -----------
Net Assets -- 100%.....................................             $45,581,224
                                                                    ===========


NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $51,047,800; and net unrealized depreciation consisted of:
             Gross unrealized appreciation ..........................................................................  $   304,499
             Gross unrealized depreciation...........................................................................   (2,843,124)
                                                                                                                       -----------
                  Net unrealized depreciation........................................................................  $(2,538,625)
                                                                                                                       ===========

(b) Non-income producing security

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, the value of these securities amounted to $1,190,247 or 2.61% of net assets.
Resettable Perpetual Preferred: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely.
      The issuer generally retains the right to call such a bond.

FORWARD FOREIGN CURRENCY CONTRACTS
The Global Bond Fund had the following open forward foreign currency contracts as of June 30, 2000:

                                                            Settlement       Local         Current          Unrealized
                                                               Date        Currency         Value           Gain/(Loss)
                                                            ----------  --------------   ------------      -------------
Forward Foreign Currency Buy Contracts
Australian Dollar.........................................   09/01/00       6,050,000     $ 3,636,473       $  (45,851)
British Pound.............................................   09/01/00       1,400,000       2,121,984          (28,683)
Canadian Dollar...........................................   09/01/00       2,650,000       1,791,296           (4,534)
Danish Krone..............................................   09/01/00       8,100,000       1,043,319           67,138
Euro......................................................   09/01/00      15,150,000      14,579,925         (759,401)
Japanese Yen..............................................   09/01/00   1,103,500,000      10,550,283          259,794
Swedish Krona.............................................   09/01/00      30,300,000       3,470,965          (43,290)

Forward Foreign Currency Sale Contracts
Australian Dollar.........................................   09/01/00       1,550,000         931,658           (4,471)
British Pound.............................................   09/01/00       2,950,000       4,471,323          272,277
Canadian Dollar...........................................   09/01/00       5,100,000       3,447,437           57,606
Danish Krone..............................................   09/01/00      18,200,000       2,344,249          128,846
Euro......................................................   09/01/00       8,600,000       8,276,375          (19,137)
Japanese Yen..............................................   09/01/00     770,000,000       7,361,774          (52,211)
Swedish Krona.............................................   09/01/00      36,800,000       4,215,562          117,010
                                                                                                            ----------
          Total...........................................                                                  $  (54,907)
                                                                                                            ==========

================================================================================

                See accompanying notes to financial statements.
36

          U.S. Balanced Fund

--------------------------------------------------------------------------------

[LOGO] The Brinson U.S. Balanced Fund Class I has produced an annualized return of 9.72% since its performance inception on December 31, 1994, while the return of the U.S. Balanced Mutual Fund Index was 18.35% over this time period. Importantly however, the U.S. Balanced Fund's performance was achieved with an annualized volatility over the life of the Fund of 6.25%, or approximately 40% less than the benchmark's annualized volatility of 9.86%. In the first half of 2000, the U.S. Balanced Fund returned 3.00%, well ahead of the 0.89% return of the Index. While the past few years have seen a market environment that hurt our price/value based approach, we see some compelling signs that the environment is changing. Investors seem to be more cognizant of the risks associated with large equity positions, as some Internet and technology stocks have experienced severe corrections in the recent past.

          Much of the Fund's year-to-date overperformance relative to the benchmark was due largely to our asset allocation strategy, which paid off in the second quarter. The Fund continues to overweight bonds and underweight equities. Second quarter returns of the two key indices that make up the benchmark for the Fund show that bond markets outperformed equity markets by a wide margin (618 basis points); the Wilshire 5000 Equity Index returned -4.49%, while the Salomon Broad Investment Grade Bond Index returned 1.69%.

          The second quarter also saw some dramatic changes in equity investor sentiment toward the technology, media and telecommunication (TMT) sectors that have driven the equity market to its highs in the recent past. Investors began to question whether TMT companies can grow and increase earnings fast enough and for long enough to justify their high valuations. Our assessment, as implied by our equity underweight, is that they cannot.

          Our equity analysis is focused on investing in companies with solid fundamentals as well as promising uses for new technologies. Specifically, we see opportunities in some "old" economy sectors such as basic materials, transportation and healthcare. These sectors represent the largest overweights in the equity portion of the Fund, and contributed to the outperformance of the Fund during the period. These overweights are offset by significant underweight positions to software, hardware and telecommunications sectors.

================================================================================

          U.S. Balanced Fund
--------------------------------------------------------------------------------

[LOGO]    Total Return

                                                    6 months         1 year      3 years      5 years    Inception*
                                                      ended           ended       ended        ended         to
                                                     6/30/00         6/30/00     6/30/00      6/30/00      6/30/00
          --------------------------------------------------------------------------------------------------------------
          Brinson U.S. Balanced Fund Class I           3.00%          -5.07%       3.71%       7.89%        9.72%
          --------------------------------------------------------------------------------------------------------------
          Brinson U.S. Balanced Fund Class N           2.75           -5.39        3.39         N/A         3.39
          --------------------------------------------------------------------------------------------------------------
          U.S. Balanced Mutual Fund Index**            0.89            7.99       14.73       16.84        18.35
          --------------------------------------------------------------------------------------------------------------
          Salomon Smith Barney Broad Investment
           Grade (BIG) Bond Index                      3.92            4.49        6.02        6.23         7.76
          --------------------------------------------------------------------------------------------------------------
          Wilshire 5000 Index                         -0.84            9.52       19.06       22.47        24.13
          --------------------------------------------------------------------------------------------------------------

          * Performance inception date of the Brinson U.S. Balanced Fund Class I and of each of the indices is 12/31/94 and inception date of Class N is 6/30/97.

          ** An unmanaged index compiled by the Advisor, constructed as follows: 65% Wilshire 5000 Index and 35% Salomon Smith Barney BIG Bond Index.

          Total return includes reinvestment of all capital gain and income distributions.

          All total returns in excess of 1 year are average annualized returns.

          Illustration of an Assumed Investment of $1,000,000

          This chart shows the growth in the value of an investment in the Brinson U.S. Balanced Fund Class I, the U.S. Balanced Mutual Fund Index, the Salomon Smith Barney BIG Bond Index and the Wilshire 5000 Index if you had invested $1,000,000 on December 31, 1994, and had reinvested all your income dividends and capital gain distributions through June 30, 2000. The performance of Class N shares will vary based upon the different inception dates and class specific expenses. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

          Brinson U.S. Balanced Fund Class I vs. U.S. Balanced Mutual Fund Index, Salomon Smith Barney BIG Bond Index and Wilshire 5000 Index

          Wealth Value with Dividends Reinvested


     [GRAPH APPEARS HERE]

                    Label                    A                            B                         C                   D
          --------------------------------------------------------------------------------------------------------------------------
          Label               Brinson U.S. Balanced Fund   U.S. Balanced Mutual Fund    Wilshire 5000 Index    Salomon Smith Barney
                                       Class I                       Index                                        Big Bond Index
          --------------------------------------------------------------------------------------------------------------------------
           1        12/31/94           1,000,000                    1,000,000                 1,000,000               1,000,000
           2         1/31/95           1,019,000                    1,020,459                 1,021,610               1,020,700
           3         2/28/95           1,050,000                    1,054,246                 1,062,301               1,044,584
           4         3/31/95           1,064,000                    1,074,390                 1,090,303               1,050,643
           5         4/30/95           1,080,000                    1,096,416                 1,117,397               1,065,037
           6         5/31/95           1,120,000                    1,133,880                 1,155,243               1,107,319
           7         6/30/95           1,139,086                    1,160,041                 1,192,095               1,115,070
           8         7/31/95           1,154,301                    1,190,257                 1,241,150               1,112,840
           9         8/31/95           1,170,530                    1,202,592                 1,253,251               1,125,637
          10         9/30/95           1,192,845                    1,236,361                 1,301,050               1,136,219
          11        10/31/95           1,199,945                    1,234,092                 1,287,988               1,151,444
          12        11/30/95           1,236,461                    1,274,817                 1,342,560               1,169,406
          13        12/31/95           1,254,813                    1,294,523                 1,364,511               1,185,544
          14         1/31/96           1,278,797                    1,320,146                 1,401,066               1,193,606
          15         2/29/96           1,273,346                    1,327,345                 1,425,571               1,173,434
          16         3/31/96           1,276,616                    1,333,439                 1,441,166               1,164,985
          17         4/30/96           1,279,887                    1,351,402                 1,476,778               1,156,364
          18         5/31/96           1,284,248                    1,375,182                 1,517,153               1,155,786
          19         6/30/96           1,293,124                    1,374,034                 1,504,667               1,170,696
          20         7/31/96           1,273,247                    1,327,149                 1,423,490               1,173,857
          21         8/31/96           1,287,603                    1,354,048                 1,469,027               1,172,096
          22         9/30/96           1,324,045                    1,409,152                 1,547,238               1,192,490
          23        10/31/96           1,354,965                    1,433,054                 1,568,869               1,219,321
          24        11/30/96           1,405,762                    1,503,041                 1,672,806               1,239,440
          25        12/31/96           1,396,859                    1,487,401                 1,653,954               1,228,533
          26         1/31/97           1,414,616                    1,541,133                 1,742,490               1,233,201
          27         2/28/97           1,419,351                    1,541,265                 1,741,688               1,234,558
          28         3/31/97           1,394,492                    1,491,506                 1,664,653               1,222,089
          29         4/30/97           1,418,167                    1,541,250                 1,737,249               1,239,565
          30         5/31/97           1,459,599                    1,617,300                 1,860,333               1,251,217
          31         6/30/97           1,493,510                    1,672,330                 1,945,797               1,266,106
          32         7/31/97           1,555,541                    1,771,761                 2,095,390               1,300,418
          33         8/31/97           1,530,490                    1,723,138                 2,016,624               1,289,234
          34         9/30/97           1,563,891                    1,798,097                 2,135,625               1,308,186
          35        10/31/97           1,548,383                    1,768,165                 2,064,487               1,326,893
          36        11/30/97           1,559,120                    1,808,702                 2,132,078               1,333,129
          37        12/31/97           1,581,464                    1,836,885                 2,171,479               1,346,727
          38         1/31/98           1,597,411                    1,851,662                 2,183,270               1,364,100
          39         2/28/98           1,638,609                    1,938,829                 2,342,213               1,363,145
          40         3/31/98           1,670,504                    2,004,551                 2,459,440               1,368,461
          41         4/30/98           1,666,517                    2,023,665                 2,488,634               1,375,577
          42         5/31/98           1,670,504                    1,995,462                 2,422,411               1,388,783
          43         6/30/98           1,675,623                    2,046,664                 2,507,341               1,400,171
          44         7/31/98           1,661,933                    2,019,021                 2,452,405               1,403,111
          45         8/31/98           1,614,019                    1,825,458                 2,070,492               1,424,579
          46         9/30/98           1,672,885                    1,918,042                 2,205,737               1,458,199
          47        10/31/98           1,705,740                    2,007,777                 2,369,843               1,451,637
          48        11/30/98           1,726,275                    2,093,822                 2,519,072               1,459,621
          49        12/31/98           1,738,302                    2,183,183                 2,183,183               1,464,146
          50         1/31/99           1,734,600                    2,241,002                 2,241,002               1,474,981
          51         2/28/99           1,693,873                    2,174,472                 2,174,472               1,449,168
          52         3/31/99           1,712,385                    2,233,354                 2,233,354               1,457,429
          53         4/30/99           1,762,368                    2,305,512                 2,305,512               1,462,238
          54         5/31/99           1,753,112                    2,265,285                 2,265,285               1,448,786
          55         6/30/99           1,755,023                    2,338,817                 2,338,817               1,443,860
          56         7/31/99           1,728,828                    2,286,804                 2,286,804               1,438,084
          57         8/31/99           1,702,634                    2,272,390                 2,272,390               1,437,078
          58         9/30/99           1,665,214                    2,243,339                 2,243,339               1,454,323
          59        10/31/99           1,646,503                    2,338,427                 2,338,427               1,458,686
          60        11/30/99           1,646,503                    2,389,249                 2,389,249               1,458,540
          61        12/31/99           1,617,539                    2,503,324                 2,503,324               1,451,830
          62       1/31/2000           1,582,878                    2,433,309                 2,433,309               1,447,728
          63       2/29/2000           1,532,811                    2,478,673                 2,478,673               1,464,624
          64       3/31/2000           1,602,134                    2,585,621                 2,585,621               1,483,622
          65       4/30/2000           1,656,052                    2,495,371                 2,495,371               1,479,217
          66       5/31/2000           1,675,309                    2,437,951                 2,437,951               1,477,911
          67       6/30/2000           1,666,038                    2,525,643                 2,525,643               1,508,740

          Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.
================================================================================

U.S. Balanced Fund

--------------------------------------------------------------------------------

Industry Diversification

As a Percent of Net Assets
As of June 30, 2000
----------------------------------------------------------------------------
U.S. EQUITIES
Energy..........................................................    1.61%
Capital Investment
  Capital Goods.................................................    1.43
  Electronic Components.........................................    1.42
  Technology....................................................    5.20
                                                                  ------
                                                                    8.05

Basic Industries
  Chemicals.....................................................    1.50
  Housing/Paper.................................................    3.34
  Metals........................................................    1.83
                                                                  ------
                                                                    6.67

Computers
  Software......................................................    0.65
  Systems.......................................................    0.40
                                                                  ------
                                                                    1.05

Consumer
  Autos/Durables................................................    1.21
  Food/House Products...........................................    0.23
  Health: Drugs.................................................    2.99
  Health: Non-Drugs.............................................    4.47
  Leisure/Tourism...............................................    0.25
  Non-Durables..................................................    0.87
  Retail/Apparel................................................    4.11
                                                                  ------
                                                                   14.13
Financial
  Banks.........................................................    2.81
  Non-Banks.....................................................    3.59
                                                                  ------
                                                                    6.40

Telecommunications
  Equipment.....................................................    0.07%
  Services......................................................    2.28
                                                                  ------
                                                                    2.35

Transportation..................................................    3.54
Services/Misc...................................................    3.73
Utilities.......................................................    1.53
                                                                  ------
           Total U.S. Equities..................................   49.06*

U.S. BONDS
Corporate Bonds
  Industrial Components.........................................    1.86
  Health: Drugs.................................................    0.53
  Telecommunications--Services..................................    0.77
  Telecommunications--Wireless..................................    0.29
                                                                  ------
           Total U.S. Corporate Bonds...........................    3.45

International Dollar Bonds......................................    1.04
Asset-Backed....................................................    1.60
Corporate Mortgage-Backed Securities............................    0.70
U.S. Government Agencies........................................    1.77
U.S. Gov't. Mortgage-Backed Securities..........................    8.41
U.S. Government Obligations.....................................   26.35
                                                                  ------
           Total U.S. Bonds.....................................   43.32*

SHORT-TERM INVESTMENTS..........................................    7.05*
                                                                  ------
           TOTAL INVESTMENTS....................................   99.43
CASH AND OTHER ASSETS, LESS LIABILITIES.........................    0.57
                                                                  ------
NET ASSETS......................................................  100.00%
                                                                  ======
--------------------------------------------------------------------------------
* The Fund held a long position in U.S. Treasury futures on June 30, 2000 which increased U.S. bond exposure from 43.32% to 71.22%. The Fund also held a short position in stock index futures which reduced U.S. Equity exposure from 49.06% to 25.33%. These two adjustments result in a net decrease in the Fund's exposure to Short-Term Investments from 7.05% to 2.88%.


 Asset Allocation

As of June 30, 2000

                                                           Current
                                             Benchmark    Strategy
--------------------------------------------------------------------
U.S. Equities                                    65%        25%
U.S. Bonds                                       35         75
--------------------------------------------------------------------
                                                100%       100%


 Top Ten U.S. Equity Holdings

As of June 30, 2000
                                                        Percent of
                                                        Net Assets
-------------------------------------------------------------------
1.  Advanced Micro Devices, Inc.                          2.12%
2.  FedEx Corp.                                           1.60
3.  Burlington Northern Santa Fe Corp.                    1.52
4.  Allergan, Inc.                                        1.51
5.  Electronic Data Systems Corp.                         1.27
6.  CIGNA Corp.                                           1.06
7.  Gateway, Inc.                                         1.05
8.  St. Jude Medical, Inc.                                1.04
9.  Baxter International, Inc.                            1.02
10. Alza Corp.                                            1.00
-------------------------------------------------------------------

================================================================================

                 U.S. BALANCED FUND -- SCHEDULE OF INVESTMENTS

June 30, 2000
--------------------------------------------------------------------------------

                                                                                      Shares           Value
                                                                                      ------           -----
U.S. Equities -- 49.06%
Advanced Micro Devices, Inc. (b).................................................       3,400     $  262,650
Allergan, Inc....................................................................       2,500        186,250
Alza Corp. (b)...................................................................       2,100        124,162
American Electric Power Co., Inc.................................................       2,640         78,210
American General Corp............................................................         900         54,900
American Standard Companies, Inc. (b)............................................       1,700         69,700
AmSouth Bancorp..................................................................       1,980         31,185
Aon Corp.........................................................................       2,750         85,422
Associates First Capital Corp., Class A..........................................       3,700         82,556
Baxter International, Inc........................................................       1,800        126,562
Burlington Northern Santa Fe Corp................................................       8,200        188,087
Carnival Corp., Class A..........................................................       1,600         31,200
CIGNA Corp.......................................................................       1,400        130,900
Circuit City Stores-Circuit City Group...........................................       1,100         36,506
CMS Energy Corp..................................................................       1,500         33,188
CommScope, Inc. (b)..............................................................         200          8,200
Compaq Computer Corp.............................................................       4,100        104,806
Computer Sciences Corp. (b)......................................................         200         14,938
Compuware Corp. (b)..............................................................       7,200         74,700
CVS Corp.........................................................................         800         32,000
Dell Computer Corp. (b)..........................................................       1,000         49,312
Eastman Chemical Co..............................................................         900         42,975
Electronic Data Systems Corp.....................................................       3,800        156,750
Emerson Electric Co..............................................................       2,000        120,750
Entergy Corp.....................................................................       2,200         59,812
Exxon Mobil Corp.................................................................       1,000         78,500
Federated Department Stores, Inc. (b)............................................       1,200         40,500
FedEx Corp. (b)..................................................................       5,200        197,600
First Data Corp..................................................................       2,158        107,091
Fleet Boston Financial Corp......................................................       2,605         88,570
Fort James Corp..................................................................       2,800         64,750
Gateway, Inc. (b)................................................................       2,300        130,525
GATX Corp........................................................................         700         23,800
Genzyme Corp. (b)................................................................       1,100         65,381
GreenPoint Financial Corp........................................................       3,100         58,125
Household International, Inc.....................................................       1,700         70,656
Illinois Tool Works, Inc.........................................................       2,100        119,700
IMC Global, Inc..................................................................       3,500         45,500
Johnson & Johnson Co.............................................................       1,200        122,250
Johnson Controls, Inc............................................................       1,100         56,444
Kimberly-Clark Corp..............................................................       1,400         80,325
Kroger Co. (b)...................................................................       4,400         97,075
Lafarge Corp.....................................................................       1,300         27,300
Lear Corp. (b)...................................................................       2,300         46,000
Lexmark International Group, Inc. (b)............................................       1,200         80,700
Lincoln National Corp............................................................       1,600         57,800
Lyondell Chemical Co.............................................................       2,000         33,500
Martin Marietta Materials, Inc...................................................         936         37,850
Masco Corp.......................................................................       5,900        106,569
Mattel, Inc......................................................................       6,400         84,400
Mead Corp........................................................................       1,500         37,875
Microsoft Corp. (b)..............................................................       1,000         80,000
Motorola, Inc....................................................................       1,515         44,030
New York Times Co................................................................       1,100         43,450
Newell Rubbermaid, Inc...........................................................       3,300    $    84,975
Nextel Communications, Inc. (b)..................................................       1,800        110,137
Norfolk Southern Corp............................................................       1,900         28,263
Owens-Illinois, Inc. (b).........................................................         900         10,519
Peco Energy Co...................................................................       2,400         96,750
Pentair, Inc.....................................................................       1,400         49,700
PepsiCo, Inc.....................................................................       2,000         88,875
PNC Bank Corp....................................................................       1,300         60,937
Praxair, Inc.....................................................................       1,700         63,644
Raytheon Co., Class B............................................................       3,000         57,750
Sara Lee Corp....................................................................       1,500         28,969
SBC Communications, Inc..........................................................       2,700        116,775
Smurfit-Stone Container Corp. (b)................................................       1,700         21,888
Southdown, Inc...................................................................       1,116         64,449
St. Jude Medical, Inc. (b).......................................................       2,800        128,450
Tellabs, Inc. (b)................................................................         800         54,750
Texas Instruments, Inc...........................................................         800         54,950
Tyson Foods, Inc., Class A.......................................................       2,100         18,375
Ultramar Diamond Shamrock Corp...................................................       1,690         41,933
Unisys Corp. (b).................................................................       1,800         26,213
UnitedHealth Group, Inc..........................................................       1,300        111,475
USG Corp.........................................................................         700         21,263
Viad Corp........................................................................       1,600         43,600
W.W. Grainger, Inc...............................................................       1,200         36,975
Wal-Mart Stores, Inc.............................................................         900         51,862
Watson Pharmaceutical Co. (b)....................................................       1,100         59,125
Wells Fargo and Co...............................................................       2,800        108,500
Westvaco Corp....................................................................       1,100         27,294
Xerox Corp.......................................................................       1,300         26,975
XL Capital Ltd...................................................................         600         32,475
York International Corp..........................................................       1,200         31,350
                                                                                                  ----------
Total U.S. Equities (Cost $6,145,953)............................................                  6,071,183
                                                                                                  ----------

                                                                                        Face
                                                                                       Amount
                                                                                       ------
Bonds -- 43.32%
U.S. Corporate Bonds -- 3.45%
Archer Daniels Midland, 6.950%, due 12/15/97.....................................  $  250,000        204,464
Lowe's Cos., Inc., 8.250%, due 06/01/10..........................................      25,000         25,545
PanAmSat Corp., 6.000%, due 01/15/03.............................................     100,000         95,080

Rite Aid Corp., 144A,
6.125%, due 12/15/08.............................................................     140,000         65,100
WorldCom, Inc., 8.250%, due 05/15/10.............................................      35,000         35,824
                                                                                                     -------
                                                                                                     426,013
                                                                                                     -------
International Dollar Bonds -- 1.04%
Empresa Nacional de Electricidad S.A.,
8.125%, due 02/01/97............................................................      100,000         78,522
United Mexican States, 9.875%, due 02/01/10.....................................       50,000         50,500
                                                                                                     -------
                                                                                                     129,022
                                                                                                     -------
Asset-Backed Securities -- 1.60%
Peco Energy Transition Trust, 6.130%, due 03/01/09..............................      215,000        198,200
                                                                                                     -------

================================================================================

                 U.S. BALANCED FUND -- SCHEDULE OF INVESTMENTS

June 30, 2000
--------------------------------------------------------------------------------

                                                                                        Face
                                                                                       Amount             Value
                                                                                       ------             -----
Corporate Mortgage-Backed Securities -- 0.70%
LB Commercial Conduit Mortgage Trust, 99-C1, Class A1, 6.410%, due 06/15/31.....    $  86,268         $  83,168
Residential Asset Securitization Trust, 97-A11, Class A2, 7.000%, due 01/25/28..        3,505             3,489
                                                                                                      ---------
                                                                                                         86,657
                                                                                                      ---------

U.S. Government Mortgage-Backed Securities -- 8.41%
Federal Home Loan Mortgage Corp. Gold,
 9.000%, due 07/01/30, TBA.......................................................     270,000           278,522
Federal National Mortgage Assoc.,
97-72, Class EG 0.000%, due 09/25/22 (b).........................................     146,578           136,425
Federal National Mortgage Association,
 6.500%, due 06/01/14............................................................     213,486           205,860
Federal National Mortgage Association,
 Series G94-8, Class G,7.600%, due 06/17/19.....................................      205,867           206,388
Government National Mortgage Association,
 7.000%, due 12/15/23............................................................     121,338           118,515
 7.500%, due 10/15/29............................................................      94,980            94,369
                                                                                                      ---------
                                                                                                      1,040,079
                                                                                                      ---------
U.S. Government Agencies -- 1.77%
Federal National Mortgage Association,
 5.250%, due 01/15/09............................................................     250,000           219,387
                                                                                                      ---------
U.S. Government Obligations -- 26.35%
U.S. Treasury Bond,
 8.000%, due 11/15/21............................................................     135,000           162,928
 8.750%, due 05/15/17............................................................     100,000           125,688
U.S. Treasury Inflation Indexed Note,
 3.875%, due 04/15/29............................................................   2,540,000         2,637,667
U.S. Treasury Note,
 5.625%, due 05/15/08............................................................      75,000            72,328
 7.500%, due 02/15/05............................................................     250,000           262,187
                                                                                                      ---------
                                                                                                      3,260,798
                                                                                                      ---------
Total U.S. Bonds (Cost $5,383,527)...............................................                     5,360,156
                                                                                                      ---------



                                                                                       Shares             Value
                                                                                       ------             -----
Short-Term Investments -- 7.05%
Investment Companies -- 5.04%
Brinson Supplementary Trust U.S. Cash Management Prime Fund.....................       623,691     $    623,691
                                                                                                   ------------

                                                                                         Face
                                                                                        Amount
                                                                                       -------
U.S. Government Obligations -- 2.01%
U.S. Treasury Bill, due 08/17/00.................................................   $  250,000          248,244
                                                                                                   ------------

Total Short-Term Investments (Cost $871,855)....................................                        871,935
                                                                                                   ------------
Total Investments (Cost $12,401,335) -- 99.43% (a)..............................                     12,303,274
Cash and other assets, less liabilities -- 0.57%................................                         71,107
                                                                                                   ------------
Net Assets -- 100%...............................................................                  $ 12,374,381
                                                                                                   ============

               See accompanying notes to schedule of investments.

================================================================================

                 U.S. Balanced Fund -- Schedule of Investments


June 30, 2000
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $12,665,011; and net unrealized depreciation consisted of:

      Gross unrealized appreciation .........................................................................   $   773,580
      Gross unrealized depreciation .........................................................................    (1,135,317)
                                                                                                                -----------
            Net unrealized depreciation .....................................................................   $  (361,737)
                                                                                                                ===========

(b) Non-income producing security

TBA:     Security is subject to delayed delivery.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2000, the value of these securities amounted to $65,100 or 0.53% of net assets.

FUTURES CONTRACTS
The U.S. Balanced Fund had the following open futures contracts as of June 30, 2000:

                                                                  Expiration           Cost/          Current       Unrealized
                                                                     Date            Proceeds          Value           Gain
                                                                 --------------     -----------     -----------     ----------
      U.S. Interest Rate Futures Buy Contracts
      5 Year U.S. Treasury Notes, 23 contracts ............      September 2000     $ 2,225,950     $ 2,277,359    $  51,409
      10 Year U.S. Treasury Notes, 23 contracts ...........      September 2000         678,713         689,390       10,677
      30 Year U.S. Treasury Notes, 5 contracts ............      September 2000         482,441         486,719        4,278

      Index Future Sale Contracts
      Standard & Poor,s 500, 8 contracts ..................      September 2000       2,994,544       2,936,200       58,344
                                                                                                                   ---------
           Total ..........................................                                                        $ 124,708
                                                                                                                   =========

The aggregate market value of investments pledged to cover margin requirements for the open future positions at June 30, 2000 was $248,244.




================================================================================

42              See accompanying notes to financial statements.

          U.S. Equity Fund


--------------------------------------------------------------------------------

[LOGO] Since its performance inception on February 28, 1994, the Brinson U.S. Equity Fund Class I has provided an annualized return of 14.48%, compared to the 20.48% return of its benchmark, the Wilshire 5000 Equity Index. The annualized volatility of the Fund has been 15.13% since its inception, only slightly above the 14.33% volatility for the benchmark. For the first six months of 2000, the Fund's total return of -4.46% trailed the -0.84% return for its benchmark. However, as a more realistic view of some of the risks inherent in the equity markets took root in the second quarter of 2000, the Fund outperformed the benchmark. For the second quarter, the Fund returned 1.45% compared to the benchmark return of -4.49%.

          The momentum that had been driving prices higher in the technology, media and telecommunications (TMT) sectors subsided in the second quarter. Many so-called "old economy" stocks saw favorable attention from investors, as they began to look for more reasonable stock valuations. Investors have begun to question whether TMT companies can grow and increase earnings fast enough and for long enough to justify their high valuations. Past experience is not encouraging. Studies show that in the past, only 3% of the companies in the S&P 500 Index have sustained growth of 20% for 10 years, and only one (Microsoft) has sustained 20% growth for 15 years. While we are skeptical of inflated investment expectations, we understand and appreciate the role of new and emerging technology in business.

          Our analysis is focused on investing in companies with solid fundamentals as well as promising uses for new technologies. Specifically, we see opportunities in some "old economy" sectors such as basic materials, transportation and healthcare where some undervalued companies are leveraging their skills, assets and competitive positions to take advantage of technology and the Internet. These sectors represent the largest overweights in the Fund, and are offset by significant underweight positions to software, hardware and telecommunications sectors.


================================================================================

          U.S. Equity Fund



--------------------------------------------------------------------------------

[LOGO]    Total Return

                                                   6 months     1 year      3 years      5 years     Inception*
                                                     ended      ended        ended        ended          to
                                                   6/30/00     6/30/00      6/30/00      6/30/00      6/30/00
          -----------------------------------------------------------------------------------------------------
          Brinson U.S. Equity Fund Class I         -4.46%      -17.00%        5.12%       14.86%      14.48%
          -----------------------------------------------------------------------------------------------------
          Brinson U.S. Equity Fund Class N         -4.66       -17.24         4.76          N/A        4.76
          -----------------------------------------------------------------------------------------------------
          Wilshire 5000 Equity Index               -0.84         9.52        19.06        22.47       20.48

          * Performance inception date of the Brinson U.S. Equity Fund Class I and the Wilshire 5000 Equity Index is 2/28/94, and inception date of Class N is 6/30/97.
          Total return includes reinvestment of all capital gain and income distributions.
          All total returns in excess of 1 year are average annualized returns.

          Illustration of an Assumed Investment of $1,000,000

          This chart shows the growth in the value of an investment in the Brinson U.S. Equity Fund Class I and the Wilshire 5000 Equity Index if you had invested $1,000,000 on February 28, 1994, and had reinvested all your income dividends and capital gain distributions through June 30, 2000. The performance of Class N shares will vary based upon the different inception dates and class specific expenses. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

          Brinson U.S. Equity Fund Class I
          vs. Wilshire 5000 Equity Index

          Wealth Value with Dividends Reinvested

                                   [GRAPH APPEARS HERE]

          Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

                    Label          A                     B
          ---------------------------------------------------------
           Label             Brinson U.S Equity Fund  Wilshire 5000
                                         Class 1      Equity Index
          ---------------------------------------------------------
              1       2/28/94           1,000,000       1,000,000
              2       3/31/94             942,943         954,720
              3       4/30/94             964,965         963,876
              4       5/31/94             984,985         973,322
              5       6/30/94             970,003         947,285
              6       7/31/94             992,118         975,401
              7       8/31/94           1,055,444       1,018,484
              8       9/30/94           1,019,258         998,766
              9      10/31/94           1,014,232       1,015,076
             10      11/30/94             979,050         977,904
             11      12/31/94             983,676         991,086
             12       1/31/95           1,004,021       1,012,504
             13       2/28/95           1,049,797       1,052,832
             14       3/31/95           1,076,245       1,080,584
             15       4/30/95           1,099,642       1,107,437
             16       5/31/95           1,140,332       1,144,946
             17       6/30/95           1,178,023       1,818,470
             18       7/31/95           1,219,913       1,242,080
             19       8/31/95           1,242,391       1,242,080
             20       9/30/95           1,289,389       1,289,453
             21      10/31/95           1,285,302       1,276,507
             22      11/30/95           1,358,865       1,330,593
             23      12/31/95           1,382,877       1,352,348
             24       1/31/96           1,439,578       1,388,577
             25       2/29/96           1,462,678       1,412,864
             26       3/31/96           1,489,979       1,428,320
             27       4/30/96           1,518,329       1,463,614
             28       5/31/96           1,542,480       1,503,629
             29       6/30/96           1,538,200       1,491,254
             30       7/31/96           1,464,400       1,410,801
             31       8/31/96           1,520,277       1,455,933
             32       9/30/96           1,588,806       1,533,447
             33      10/31/96           1,622,543       1,554,884
             34      11/30/96           1,735,351       1,657,895
             35      12/31/96           1,737,594       1,639,211
             36       1/31/97           1,800,717       1,726,958
             37       2/28/97           1,811,046       1,726,163
             38       3/31/97           1,751,366       1,649,815
             39       4/30/97           1,805,308       1,712,764
             40       5/31/97           1,937,291       1,843,751
             41       6/30/97           2,028,487       1,928,453
             42       7/31/97           2,183,729       2,076,712
             43       8/31/97           2,098,633       1,998,648
             44       9/30/97           2,192,928       2,116,589
             45      10/31/97           2,076,785       2,046,085
             46      11/30/97           2,118,182       2,113,074
             47      12/31/97           2,167,878       2,152,123
             48       1/31/98           2,182,676       2,163,809
             49       2/28/98           2,372,581       2,321,335
             50       3/31/98           2,509,461       2,437,518
             51       4/30/98           2,484,798       2,466,451
             52       5/31/98           2,449,037       2,400,819
             53       6/30/98           2,464,186       2,484,991
             54       7/31/98           2,402,303       2,430,545
             55       8/31/98           2,059,471       2,052,036
             56       9/30/98           2,209,228       2,186,075
             57      10/31/98           2,377,550       2,348,719
             58      11/30/98           2,476,563       2,496,618
             59      12/31/98           2,570,544       2,656,377
             60       1/31/99           2,553,433       2,754,025
             61       2/28/99           2,459,983       2,654,192
             62       3/31/99           2,540,271       2,756,617
             63       4/30/99           2,769,291       2,888,742
             64       5/31/99           2,735,069       2,825,507
             65       6/30/99           2,839,189       2,971,784
             66       7/31/99           2,720,229       2,849,699
             67       8/31/99           2,625,060       2,849,699
             68       9/30/99           2,434,723       2,775,237
             69      10/31/99           2,436,045       2,951,728
             70      11/30/99           2,450,585       3,050,581
             71      12/31/99           2,463,489       3,282,215
             72     1/31/2000           2,300,757       3,145,980
             73     2/29/2000           2,113,060       3,216,441
             74     3/31/2000           2,322,753       3,407,484
             75     4/30/2000           2,415,135       3,229,951
             76     5/31/2000           2,435,664       3,117,144
             77     6/30/2000           2,354,848       3,254,626

================================================================================

          U.S. Equity Fund



--------------------------------------------------------------------------------

[LOGO]    Industry Diversification

          As a Percent of Net Assets
          As of June 30, 2000
          ----------------------------------------------------------------------

          U.S. EQUITIES
          Energy......................................................    3.27%
          Capital Investment
            Capital Goods.............................................    2.43
            Electronic Components.....................................    7.70
            Technology................................................    1.81
                                                                        ------
                                                                         11.94

          Basic Industries
            Chemicals.................................................    3.06
            Housing/Paper.............................................    6.81
            Metals....................................................    3.73
                                                                        ------
                                                                         13.60

          Computers
            Software..................................................    2.50
            Systems...................................................    4.65
                                                                        ------
                                                                          7.15

          Consumer
            Autos/Durables............................................    2.25
            Food/House Products.......................................    0.48
            Health: Drugs.............................................    6.10
            Health: Non-Drugs.........................................    8.89
            Leisure/Tourism...........................................    0.50
            Non-Durables..............................................    1.97%
            Retail/Apparel............................................    7.01
                                                                        ------
                                                                         27.20

          Financial
            Banks.....................................................    5.73
            Non-Banks.................................................    7.28
                                                                        ------
                                                                         13.01

          Telecommunications
            Equipment.................................................    0.16
            Services..................................................    5.34
                                                                        ------
                                                                          5.50

          Transportation..............................................    7.15
          Services/Misc...............................................    7.59
          Utilities...................................................    3.14
                                                                        ------
               Total U.S. Equities....................................   99.55*

          SHORT-TERM INVESTMENTS......................................    0.98*
                                                                        ------
               TOTAL INVESTMENTS......................................  100.53
          LIABILITIES, LESS CASH
            AND OTHER ASSETS..........................................   (0.53)
                                                                        ------
          NET ASSETS..................................................  100.00%
                                                                        ======

          ----------------------------------------------------------------------

          * The Fund held a long position in stock index futures which increased U.S. Equity exposure from 99.55% to 100.53%. This adjustment results in a net decrease in the Fund's exposure to Short-Term Investments from 0.98% to 0.00%.



          Top Ten U.S. Equity Holdings

          As of June 30, 2000
                                                        Percent of
                                                        Net Assets
          --------------------------------------------------------
           1. Advanced Micro Devices, Inc.                 4.26%
           2. FedEx Corp.                                  3.22
           3. Burlington Northern Santa Fe Corp.           3.06
           4. Allergan, Inc.                               3.01
           5. Electronic Data Systems Corp.                2.54
           6. Gateway, Inc.                                2.14
           7. CIGNA Corp.                                  2.08
           8. Alza Corp.                                   2.08
           9. St. Jude Medical, Inc.                       2.08
          10. Baxter International, Inc.                   2.05
          --------------------------------------------------------

================================================================================

                  U.S. Equity Fund -- Schedule of Investments


June 30, 2000

--------------------------------------------------------------------------------

                                                           Shares      Value
                                                          -------  ------------
U.S. Equities -- 99.55%
Advanced Micro Devices, Inc. (b)                          103,500  $  7,995,375
Allergan, Inc.                                             75,800     5,647,100
Alza Corp. (b)                                             66,000     3,902,250
American Electric Power Co., Inc.                          81,580     2,416,807
American General Corp.                                     27,700     1,689,700
American Standard Companies, Inc. (b)                      51,500     2,111,500
AmSouth Bancorp.                                           60,109       946,717
Aon Corp.                                                  84,450     2,623,228
Associates First Capital Corp., Class A                   115,000     2,565,937
Baxter International, Inc.                                 54,800     3,853,125
Burlington Northern Santa Fe Corp.                        250,400     5,743,550
Cardinal Health, Inc.                                         600        44,400
Carnival Corp., Class A                                    48,400       943,800
CIGNA Corp.                                                41,750     3,903,625
Circuit City Stores-Circuit City Group                     32,400     1,075,275
CMS Energy Corp.                                           46,250     1,023,281
CommScope, Inc. (b)                                         7,300       299,300
Compaq Computer Corp.                                     126,900     3,243,881
Computer Sciences Corp. (b)                                 6,100       455,594
Compuware Corp. (b)                                       220,700     2,289,762
CVS Corp.                                                  25,400     1,016,000
Delhaize America, Inc.                                          1            18
Dell Computer Corp. (b)                                    29,500     1,454,719
Eastman Chemical Co.                                       27,550     1,315,513
Electronic Data Systems Corp.                             115,500     4,764,375
Emerson Electric Co.                                       62,400     3,767,400
Entergy Corp.                                              68,000     1,848,750
Exxon Mobil Corp.                                          31,000     2,433,500
Federated Department Stores, Inc. (b)                      37,400     1,262,250
FedEx Corp. (b)                                           158,900     6,038,200
First Data Corp.                                           67,130     3,331,326
Fleet Boston Financial Corp.                               79,555     2,704,870
Fort James Corp.                                           86,700     2,004,937
Gateway, Inc. (b)                                          70,800     4,017,900
GATX Corp.                                                 20,100       683,400
Genzyme Corp. (b)                                          33,050     1,964,409
GreenPoint Financial Corp.                                 96,100     1,801,875
Household International, Inc.                              51,900     2,157,094
Illinois Tool Works, Inc.                                  65,600     3,739,200
IMC Global, Inc.                                          106,600     1,385,800
Johnson & Johnson Co.                                      35,400     3,606,375
Johnson Controls, Inc.                                     32,300     1,657,394
Kimberly-Clark Corp.                                       41,550     2,383,931
Kroger Co. (b)                                            134,100     2,958,581
Lafarge Corp.                                              40,000       840,000
Lear Corp. (b)                                             71,850     1,437,000
Lexmark International Group, Inc. (b)                      38,400     2,582,400
Lincoln National Corp.                                     50,500     1,824,312
Lyondell Chemical Co.                                      62,250     1,042,688
Martin Marietta Materials, Inc.                            29,907     1,209,364
Masco Corp.                                               180,400     3,258,475
Mattel, Inc.                                              195,500     2,578,156
Mead Corp.                                                 47,000     1,186,750
Microsoft Corp. (b)                                        30,100     2,408,000
Motorola, Inc.                                             43,423     1,261,981
New York Times Co.                                         34,900     1,378,550
Newell Rubbermaid, Inc.                                   101,800  $  2,621,350
Nextel Communications, Inc. (b)                            55,600     3,402,025
Norfolk Southern Corp.                                     63,600       946,050
Owens-Illinois, Inc. (b)                                   27,100       316,731
Peco Energy Co.                                            74,800     3,015,375
Pentair, Inc.                                              43,800     1,554,900
PepsiCo, Inc.                                              62,800     2,790,675
PNC Bank Corp.                                             40,700     1,907,812
Praxair, Inc.                                              53,300     1,995,419
Raytheon Co., Class B                                      93,250     1,795,062
Sara Lee Corp.                                             46,800       903,825
SBC Communications, Inc.                                   82,600     3,572,450
Smurfit-Stone Container Corp. (b)                          53,300       686,238
Southdown, Inc.                                            34,540     1,994,685
St. Jude Medical, Inc. (b)                                 85,000     3,899,375
Tellabs, Inc. (b)                                          26,000     1,779,375
Texas Instruments, Inc.                                    24,600     1,689,712
Tyson Foods, Inc., Class A                                 67,250       588,438
Ultramar Diamond Shamrock Corp.                            51,618     1,280,772
Unisys Corp. (b)                                           55,400       806,763
UnitedHealth Group, Inc.                                   38,500     3,301,375
USG Corp.                                                  22,900       695,588
Viad Corp.                                                 49,150     1,339,338
W.W. Grainger, Inc.                                        36,400     1,121,575
Wal-Mart Stores, Inc.                                      28,400     1,636,550
Watson Pharmaceutical Co. (b)                              35,200     1,892,000
Wells Fargo and Co.                                        87,300     3,382,875
Westvaco Corp.                                             34,800       863,475
Xerox Corp.                                                39,400       817,550
XL Capital Ltd.                                            19,500     1,055,438
York International Corp.                                   37,600       982,300
                                                                   ------------
Total U.S. Equities (Cost $163,993,543)                             186,714,796
                                                                   ------------

Short-Term Investments -- 0.98%
Investment Companies -- 0.45%
Brinson Supplementary Trust U.S.
  Cash Management Prime Fund                              849,414       849,414
                                                                   ------------

                                                          Face
                                                         Amount
                                                         ------
U.S. Government Obligations -- 0.53%
U.S. Treasury Bill, due 08/17/00                       $1,000,000       992,975
                                                                   ------------
Total Short-Term Investments
  (Cost $1,841,972)                                                   1,842,389
                                                                   ------------

Total Investments
  (Cost $165,835,515) -- 100.53% (a)                                188,557,185
Liabilities, less cash and
  other assets  -- (0.53%)                                             (993,088)
                                                                   ------------
Net Assets -- 100%                                                 $187,564,097
                                                                   ============

              See accompanying notes to schedule of investments.

================================================================================

                  U.S. Equity Fund -- Schedule of Investments


June 30, 2000

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $173,799,988; and net unrealized appreciation consisted of:

   Gross unrealized appreciation..............................   $ 41,336,875
   Gross unrealized depreciation..............................    (26,579,678)
                                                                 ------------
Net unrealized appreciation...................................   $ 14,757,197
                                                                 ============

 (b) Non-income producing security

FUTURES CONTRACTS

The U.S. Equity Fund had the following open futures contracts as of June 30, 2000:

                                                                 Expiration                          Current      Unrealized
                                                                    Date              Cost            Value           Loss
                                                                 ----------       -----------      ----------      -------
          Index Futures Buy Contracts
          Standard & Poor's 500, 5 contracts...............    September 2000     $ 1,839,547      $1,835,125      $(4,422)
                                                                                                                   =======

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at June 30, 2000 was $992,975.

================================================================================
                See accompanying notes to financial statements.

          U.S. Large Cap Equity Fund

--------------------------------------------------------------------------------

[LOGO] Since its performance inception on April 30, 1998, the Brinson U.S. Large Cap Equity Fund Class I has provided an annualized return of - 6.22% compared to the 14.72% return of its benchmark, the S&P 500 Equity Index. Results for the calendar year-to-date period continued to be disappointing, with the Fund returning -7.63% versus the benchmark return of -0.42%. While these results are well below our expectations, we feel the Fund is very well positioned to take advantage of the current market environment--which sees investors focussing more on the so-called "old economy" companies. In the second quarter alone, the Fund made up 456 basis points of performance versus the benchmark, returning 1.90% versus the benchmark return of -2.66%. We see signs that this favorable short-term performance will continue into the future.

          The momentum that had been driving prices higher in the technology, media and telecommunications (TMT) sectors subsided in the second quarter. Many so-called "old economy" stocks saw favorable attention from investors, as they began to look for more reasonable stock valuations. Investors have begun to question whether TMT companies can grow and increase earnings fast enough and for long enough to justify their high valuations. Past experience is not encouraging. Studies show that in the past, only 3% of the companies in the S&P 500 Index have sustained growth of 20% for 10 years, and only one (Microsoft) has sustained 20% growth for 15 years. While we are skeptical of inflated investment expectations, we understand and appreciate the role of new and emerging technology in business.

          Our analysis is focused on investing in companies with solid fundamentals as well as promising uses for new technologies. Specifically, we see opportunities in some "old economy" sectors such as basic materials, transportation and healthcare where some undervalued companies are leveraging their skills, assets and competitive positions to take advantage of technology and the Internet. These sectors represent the largest overweights in the Fund, and are offset by significant underweight positions to software, hardware and telecommunications sectors.
================================================================================

          U.S. Large Cap Equity Fund

--------------------------------------------------------------------------------

[LOGO]    Total Return

                                                       6 months       1 year   Inception*
                                                         ended         ended      to
                                                        6/30/00       6/30/00   6/30/00
          -------------------------------------------------------------------------------
          Brinson U.S. Large Cap Equity Fund Class I     -7.63%       -23.95%    -6.22%
          -------------------------------------------------------------------------------
          Brinson U.S. Large Cap Equity Fund Class N     -7.84        -24.12     -6.47
          -------------------------------------------------------------------------------
          S&P 500 Equity Index                           -0.42          7.25     14.72
          -------------------------------------------------------------------------------

          * Performance inception date Of the Brinson U.S. Large Cap Equity Fund Class I,
          Class N and the S&P 500 Equity Index is 4/30/98.

          Total return includes reinvestment of all capital gain and income distributions.

          All total returns in excess of 1 year are average annualized returns.

           Illustration of an Assumed Investment of $1,000,000

          This chart shows the growth in the value of an investment in the Brinson U.S.
          Large Cap Equity Fund Class I and the S&P 500 Equity Index if you had invested
          $1,000,000 on April 30, 1998, and had reinvested all your income dividends and capital gain distributions through June 30, 2000. The performance of Class N shares will vary based upon the different class specific expenses. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

          Brinson U.S. Large Cap Equity Fund Class 1 vs. S&P 500 Equity Index
          Wealth Value with Dividends Reinvested

          --------------------------------------
                          Brinson U.S.
                           Large Cap    S&P 500
                          Equity Fund   Equity
          Label             Class 1     Index
          --------------------------------------
             1   4/30/98   1,000,000   1,000,000
          --------------------------------------
             2   5/31/98     983,723     982,810
          --------------------------------------
             3   6/30/98     998,652   1,022,732
          --------------------------------------
             4   7/31/98     980,310   1,011,840
          --------------------------------------
             5   8/31/98     850,893     865,548
          --------------------------------------
             6   9/30/98     917,130     920,995
          --------------------------------------
             7  10/31/98     984,386     995,909
          --------------------------------------
             8  11/30/98   1,026,166   1,056,263
          --------------------------------------
             9  12/31/98   1,058,703   1,117,132
          --------------------------------------
            10   1/31/99   1,065,884   1,163,846
          --------------------------------------
            11   2/28/99   1,032,030   1,127,676
          --------------------------------------
            12   3/31/99   1,057,677   1,172,792
          --------------------------------------
            13   4/30/99   1,147,954   1,218,210
          --------------------------------------
            14   5/31/99   1,114,100   1,189,443
          --------------------------------------
            15   6/30/99   1,143,860   1,255,453
          --------------------------------------
            16   7/31/99   1,092,473   1,216,261
          --------------------------------------
            17   8/31/99   1,060,614   1,210,248
          --------------------------------------
            18   9/30/99     968,118   1,177,075
          --------------------------------------
            19  10/31/99     965,035   1,251,560
          --------------------------------------
            20  11/30/99     955,786   1,277,004
          --------------------------------------
            21  12/31/99     941,729   1,352,229
          --------------------------------------
            22 1/31/2000     872,229   1,284,289
          --------------------------------------
            23 2/29/2000     787,670   1,259,976
          --------------------------------------
            24 3/31/2000     853,696   1,383,239
          --------------------------------------
            25 4/30/2000     884,971   1,341,633
          --------------------------------------
            26 5/31/2000     900,029   1,314,110
          --------------------------------------
            27 6/30/2000     869,885   1,346,506
          --------------------------------------


          Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================

          U.S. Large Cap Equity Fund

--------------------------------------------------------------------------------

[LOGO]    Industry Diversification

          As a Percent of Net Assets
          As of June 30, 2000
          --------------------------------------------------------------------------------
          U.S. EQUITIES
          Energy..................................................................   3.93%

          Capital Investment
           Capital Goods..........................................................   4.49
           Electric Components....................................................   4.41
           Technology.............................................................   2.76
                                                                                   ------
                                                                                    11.66
          Basic Industries
           Chemicals..............................................................   1.62
           Housing/Paper..........................................................   1.26
           Metals.................................................................   2.64
                                                                                   ------
                                                                                     5.52
          Computers
           Software...............................................................   3.81
           Systems................................................................   7.04
                                                                                   ------
                                                                                    10.85
          Consumer
           Food/House Products....................................................   0.62
           Health: Drugs..........................................................   1.22
           Health: Non-Drugs......................................................   8.94
           Leisure/Tourism........................................................   0.75%
           Non-Durables...........................................................   2.26
           Retail/Apparel.........................................................   8.75
                                                                                   ------
                                                                                    22.54
          Financial
           Banks..................................................................   6.49
           Non-Banks..............................................................   8.73
                                                                                   ------
                                                                                    15.22

          Telecommunications......................................................   4.06
          Transportation..........................................................   8.12
          Utilities...............................................................   1.50
          Services/Miscellaneous..................................................   8.64
                                                                                   ------
            Total U.S. Equities...................................................  92.04%

          SHORT-TERM INVESTMENTS..................................................   7.62*
                                                                                   ------
            TOTAL INVESTMENTS.....................................................  99.66
          CASH AND OTHER ASSETS, LESS LIABILITIES.................................   0.34
                                                                                   ------
          NET ASSETS.............................................................. 100.00%
                                                                                   ======
          --------------------------------------------------------------------------------

          * The Fund held a long position in stock index futures which increased U.S.
          Equity exposure from 92.04% to 98.94%. This adjustment results in a net decrease in the Fund's exposure to Short-Term Investments from 7.62% to 0.72%.

           Top 10 U.S. Equity Holdings

          As of June 30, 2000

                                                                         Percent of
                                                                         Net Assets
          -------------------------------------------------------------------------
          1.  Electronic Data Systems Corp.                                 3.85%
          2.  FedEx Corp.                                                   3.74
          3.  Burlington Northern Santa Fe Corp.                            3.58
          4.  Gateway, Inc.                                                 3.24
          5.  CIGNA Corp.                                                   3.17
          6.  Baxter International, Inc.                                    3.13
          7.  Johnson & Johnson Co.                                         3.13
          8.  Illinois Tool Works, Inc.                                     3.04
          9.  Emerson Electric Co.                                          3.03
          10. Wells Fargo and Co.                                           2.75
          -------------------------------------------------------------------------

================================================================================

             U.S. Large Cap Equity Fund -- Schedule of Investments

June 30, 2000

--------------------------------------------------------------------------------

                                                                 Shares        Value
                                                                ---------   -----------
U.S. Equities -- 92.04%
American Electric Power Co., Inc. ............................      10,560   $   312,840
American General Corp. .......................................       3,600       219,600
Aon Corp. ....................................................      10,850       337,028
Associates First Capital Corp., Class A.......................      14,800       330,225
Baxter International, Inc. ...................................       7,100       499,219
Burlington Northern Santa Fe Corp. ...........................      24,900       571,144
Cardinal Health, Inc. ........................................         100         7,400
Carnival Corp., Class A.......................................       6,100       118,950
CIGNA Corp. ..................................................       5,400       504,900
Compaq Computer Corp. ........................................      16,400       419,225
Computer Sciences Corp. (b)...................................         800        59,750
Compuware Corp. (b)...........................................      28,500       295,687
CVS Corp. ....................................................       3,300       132,000
Dell Computer Corp. (b).......................................       3,800       187,388
Electronic Data Systems Corp. ................................      14,900       614,625
Eli Lilly and Co. ............................................         300        29,963
Emerson Electric Co. .........................................       8,000       483,000
Entergy Corp. ................................................       8,800       239,250
Exxon Mobil Corp. ............................................       4,000       314,000
FedEx Corp. (b)...............................................      15,700       596,600
First Data Corp. .............................................       8,600       426,775
Fleet Boston Financial Corp. .................................      10,285       349,690
Gateway, Inc. (b).............................................       9,100       516,425
Household International, Inc. ................................       6,700       278,469
Illinois Tool Works, Inc. ....................................       8,500       484,500
Johnson & Johnson Co. ........................................       4,900       499,187
Kimberly-Clark Corp. .........................................       3,500       200,813
Kroger Co. (b)................................................      17,300       381,681
Lexmark International Group, Inc. (b).........................       5,000       336,250
Masco Corp. ..................................................      23,300       420,856
Mattel, Inc. .................................................      25,200       332,325
Microsoft Corp. (b)...........................................       3,900   $   312,000
Newell Rubbermaid, Inc. ......................................      13,100       337,325
Norfolk Southern Corp. .......................................       8,600       127,925
PepsiCo, Inc. ................................................       8,100       359,944
PNC Bank Corp. ...............................................       5,300       248,437
Praxair, Inc. ................................................       6,900       258,319
Raytheon Co., Class B.........................................      12,000       231,000
Sara Lee Corp. ...............................................       5,100        98,494
SBC Communications, Inc. .....................................       9,600       415,200
Schering Plough Corp. ........................................       3,100       156,550
Tellabs, Inc. (b).............................................       3,400       232,687
Texas Instruments, Inc. ......................................       3,200       219,800
UnitedHealth Group, Inc. .....................................       5,000       428,750
Wal-Mart Stores, Inc. ........................................       3,700       213,212
Wells Fargo and Co. ..........................................      11,300       437,875
Xerox Corp. ..................................................       5,000       103,750
                                                                            ------------
Total U.S. Equities (Cost $15,674,981)........................                14,681,033
                                                                            ------------
Short Term Investments -- 7.62%
Investment Companies -- 7.62%
Brinson Supplementary Trust U.S. Cash
 Management Prime Fund
  (Cost $1,215,982)...........................................   1,215,982     1,215,982
                                                                            ------------
Total Investments
 (Cost $16,890,963) -- 99.66% (a).............................                15,897,015
Cash and other assets,
 less liabilities -- 0.34%....................................                    53,820
                                                                            ------------
Net Assets -- 100%............................................               $15,950,835
                                                                            ============

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $18,155,680; and net unrealized depreciation consisted of:

      Gross unrealized appreciation.......................... $   728,386
      Gross unrealized depreciation..........................  (2,987,051)
                                                              -----------
         Net unrealized depreciation......................... $(2,258,665)
                                                              ===========

(b) Non-income producing security

FUTURES CONTRACTS

The U.S. Large Cap Equity Fund had the following open futures contracts as of June 30, 2000:

                                               Expiration                 Current    Unrealized
                                                  Date          Cost       Value       Loss
                                            --------------  ----------  ----------  -----------
      Index Futures Buy Contracts
      Standard & Poor's 500, 3 contracts..  September 2000  $1,108,971  $1,101,075    $(7,896)
                                                                                      =======

The segregated cash pledged to cover margin requirements for the open futures positions at June 30, 2000 was $56,250.

================================================================================
                See accompanying notes to financial statements.

        U.S. Large Cap Growth Fund

--------------------------------------------------------------------------------

[LOGO] Since its inception on October 31, 1997, the Brinson U.S. Large Cap Growth Fund Class I has returned 24.46%, compared to a return of 30.40% for the Russell 1000 Growth Index. On a calendar year to date basis, the Fund has returned 4.02% versus the 4.23% return of the benchmark. The Fund outperformed the benchmark by a small margin in the first quarter, but lagged the benchmark somewhat in the second quarter. Performance in the first quarter was strong, mainly due to strong stock selection decisions. Stock selection in the second quarter was weaker, and offset the earlier gains.

        During the second quarter, we decided to add to our holdings in the technology sector, which has seen a significant correction from its highs in mid March. In spite of this, we continue to be underweight the sector with a 41.4% holding versus the Russell 1000 Growth Index, for which technology exposure now constitutes about 47.8%. Along with the technology underweight, the Fund also holds underweight positions in consumer staples and capital goods, which are offset by overweight positions in the energy, financial and healthcare sectors.

================================================================================
52

          U.S. Large Cap Growth Fund

[LOGO]    Total Return

                                                                    6 months         1 year         Inception*
                                                                      ended           ended             to
                                                                     6/30/00         6/30/00         6/30/00
          -------------------------------------------------------------------------------------------------------
          Brinson U.S. Large Cap Growth Fund Class I                   4.02%          17.52%           24.46%
          -------------------------------------------------------------------------------------------------------
          Brinson U.S. Large Cap Growth Fund Class N                   3.90           17.18            23.60
          -------------------------------------------------------------------------------------------------------
          S&P 500 Equity Index                                        -0.42            7.25            20.64
          -------------------------------------------------------------------------------------------------------
          Russell 1000 Growth Index**                                  4.23           25.67            30.40
          -------------------------------------------------------------------------------------------------------

           * Performance inception date of the Brinson U.S. Large Cap Growth Fund Class I and of both indices is 10/31/97, and inception date of Class N is 12/31/98.
          ** Advisor has chosen to change the Fund's benchmark index from the S&P 500 Equity Index to the Russell 1000 Growth Index due to the Advisor's determination that the Russell 1000 Growth Index more closely reflects the Fund's investment strategies.
          Total return includes reinvestment of all capital gain and income distributions.
          All total returns in excess of 1 year are average annualized returns.

          Illustration of an Assumed Investment of $1,000,000

          This chart shows the growth in the value of an investment in the Brinson U.S. Large Cap Growth Fund Class I, the S&P 500 Equity Index and the Russell 1000 Growth Index if you had invested $1,000,000 on October 31, 1997, and had reinvested all your income dividends and capital gain distributions through June 30, 2000. The performance of Class N shares will vary based upon the different inception dates and class specific expenses. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.


          Brinson U.S. Large Cap Growth Fund Class I vs. S&P 500 Equity Index and Russell 1000 Growth Index
          Wealth Value with Dividends Reinvested


                             [Graph Appears here]

          Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

           U.S. Large Cap Growth Fund

                    Brinson U.S. Large Capitalization Growth                                      Russell 1000
                                 Fund Class 1                      S&P 500 Equity Index           Growth Index
--------------------------------------------------------------------------------------------------------------
1         10/31/97                              1,000,000                   1,000,000                1,000,000
2         11/30/97                              1,018,495                   1,046,290                1,042,475
3         12/31/97                              1,039/140                   1,064,255                1,054,153
4          1/31/98                              1,031,495                   1,076,025                1,085,675
5          2/28/98                              1,091,715                   1,153,628                1,167,341
6          3/31/98                              1,134,655                   1,212,706                1,213,876
7          4/30/98                              1,156,858                   1,224,906                1,230,674
8          5/31/98                              1,131,408                   1,203,849                1,195,753
9          6/30/98                              1,175,605                   1,252,750                1,268,988
10         7/31/98                              1,171,311                   1,239,408                1,260,588
11         8/31/98                                973,788                   1,060,214                1,071,404
12         9/30/98                              1,026,697                   1,128,132                1,153,706
13        10/31/98                              1,129,126                   1,219,894                1,246,431
14        11/30/98                              1,210,713                   1,293,822                1,341,241
15        12/31/98                              1,297,885                   1,368,381                1,462,181
16         1/31/99                              1,380,099                   1,425,601                1,548,037
17         2/28/99                              1,319,808                   1,381,297                1,477,318
18         3/31/99                              1,384,483                   1,436,559                1,555,122
19         4/30/99                              1,436,004                   1,492,192                1,557,111
20         5/31/99                              1,418,465                   1,456,988                1,509,257
21         6/30/99                              1,524,795                   1,537,847                1,614,973
22         7/31/99                              1,462,313                   1,489,805                1,563,646
23         8/31/99                              1,461,216                   1,482,439                1,589,196
24         9/30/99                              1,411,888                   1,441,805                1,555,811
25        10/31/99                              1,489,717                   1,533,043                1,673,303
26        11/30/99                              1,565,354                   1,564,209                1,763,584
27        12/31/99                              1,722,699                   1,656,352                1,947,010
28       1/31/2000                              1,655,855                   1,573,133                1,855,718
29       2/29/2000                              1,732,080                   1,543,352                1,946,436
30       3/31/2000                              1,845,832                   1,694,337                2,085,754
31       4/30/2000                              1,795,406                   1,643,374                1,986,504
32       5/31/2000                              1,725,044                   1,609,661                1,886,490
33       6/30/2000                              1,792,308                   1,649,343                2,029,463
==============================================================================================================

          U.S. Large Cap Growth Fund


[LOGO]    Industry Diversification

          As a Percent of Net Assets
          As of June 30, 2000
          ----------------------------------------------------------------------
          U.S. EQUITIES
          Energy.............................................    3.00%
          Capital Investment
            Electric Components..............................   15.94
            Technology.......................................    1.47
                                                               ------
                                                                17.41
          Basic Industries
            Housing/Paper....................................    0.94

          Computers
            Software.........................................    7.09
            Systems..........................................   12.11
                                                               ------
                                                                19.20
          Consumer
            Autos/Durables...................................    1.41
            Health: Drugs....................................   10.12
            Health: Non-Drugs................................    6.78%
            Non-Durables.....................................    2.37
            Retail/Apparel...................................    8.45
                                                               ------
                                                                29.13
          Financial
            Non-Banks........................................    3.92

          Telecommunications.................................    9.21
          Services/Misc......................................    5.79
                                                               ------
                   Total U.S. Equities.......................   88.60*

          SHORT-TERM INVESTMENTS.............................    7.80*
                                                               ------
                   TOTAL INVESTMENTS.........................   96.40
          CASH AND OTHER ASSETS,
            LESS LIABILITIES................................    3.60
                                                               ------
          NET ASSETS.........................................  100.00%
                                                               ======
          ----------------------------------------------------------------------
          *The Fund held a long position in stock index futures which increased U.S. Equity exposure from 88.60% to 97.02%. This adjustment results in a net decrease in the Fund's exposure to Short-Term Investments from 7.80% to -0.62%.


          Top 10 U.S. Equity Holdings

          As of June 30, 2000
                                                         Percent of
                                                         Net Assets
          ----------------------------------------------------------
           1. Cisco Systems, Inc.                           4.47%
           2. Intel Corp.                                   4.09
           3. Pfizer, Inc.                                  3.75
           4. Microsoft Corp.                               3.24
           5. General Electric Co.                          3.16
           6. Oracle Corp.                                  3.09
           7. Sun Microsystems, Inc.                        2.99
           8. Texas Instruments, Inc.                       2.94
           9. Micron Technology, Inc.                       2.70
          10. Johnson & Johnson Co.                         2.57
          ----------------------------------------------------------

          ======================================================================

 U.S. Large Cap Growth Fund -- Schedule of Investments

June 30, 2000

--------------------------------------------------------------------------------

                                                                                         Shares    Value
                                                                                         ------    -----
U.S. Equities -- 88.60%
AFLAC, Inc...........................................................................    3,500     $  160,781
Agilent Technologies, Inc. (b).......................................................      900         66,375
Alltel Corp........................................................................      1,700        105,294
America On-Line, Inc. (b)..........................................................      4,300        226,825
American Express Co................................................................      2,200        114,675
American International Group, Inc..................................................      1,025        120,438
Amgen, Inc. (b)....................................................................      1,700        119,425
Anheuser-Busch Cos., Inc., Class A.................................................      1,600        119,500
Applied Material, Inc. (b).........................................................      1,900        172,188
AT&T Corp.- Liberty Media Goup, Inc. (b)...........................................      8,612        208,841
Avon Products, Inc.................................................................      4,100        182,450
BMC Software, Inc. (b).............................................................      2,700         98,508
Boeing Co..........................................................................      4,400        183,975
Boston Scientific Corp. (b)........................................................      5,100        111,881
Bristol-Myers Squibb Co............................................................      2,500        145,625
Cisco Systems, Inc. (b)............................................................      9,200        584,775
Citigroup, Inc.....................................................................      2,700        162,675
Compaq Computer Corp...............................................................      6,400        163,600
Dell Computer Corp. (b)............................................................      2,500        123,281
EMC Corp. (b)......................................................................      1,600        123,100
Gap, Inc...........................................................................      3,500        109,375
General Electric Co................................................................      7,800        413,400
Guidant Corp. (b)..................................................................      3,200        158,400
Halliburton Co.....................................................................      3,400        160,438
Immunex Corp. (b)..................................................................      4,200        207,637
Intel Corp.........................................................................      4,000        534,750
International Business Machines Corp...............................................      1,800        197,212
JDS Uniphase Corp. (b).............................................................        700         83,913
Johnson & Johnson Co...............................................................      3,300        336,187
Lowe's Companies, Inc..............................................................      3,000        123,188
Lucent Technologies, Inc...........................................................      3,900        231,075
Merck & Co., Inc...................................................................      2,700        206,887
Merrill Lynch & Co.................................................................      1,000        115,000
Micron Technology, Inc. (b)........................................................      4,000        352,250
Microsoft Corp. (b)................................................................      5,300     $  424,000
Motorola, Inc......................................................................      3,700        107,531
NEXTLINK Communications, Inc.......................................................      1,600         60,700
Nike, Inc..........................................................................      2,100         83,606
Nortel Networks Corp...............................................................      2,000        136,500
Oracle Corp. (b)...................................................................      4,800        403,500
Pepsi Bottling Group, Inc..........................................................      6,500        189,719
Pfizer, Inc........................................................................     10,200        489,600
Pharmacia Corp.....................................................................      2,100        108,544
QUALCOMM, Inc. (b).................................................................      1,800        108,000
Safeway, Inc. (b)..................................................................      5,400        243,675
Schering Plough Corp...............................................................      5,400        272,700
Schlumberger Ltd...................................................................      3,100        231,337
Solectron Corp. (b)................................................................      3,800        159,125
Sprint Corp. (b)...................................................................        900         53,550
Sun Microsystems, Inc. (b).........................................................      4,300        391,031
Target Corp........................................................................      3,800        220,400
Texas Instruments, Inc.............................................................      5,600        384,650
Time Warner, Inc...................................................................        800         60,800
Tyco International Co..............................................................      3,300        156,338
Viacom, Inc. (b)...................................................................      2,646        180,424
Wal-Mart Stores, Inc...............................................................      4,600        265,075
Walt Disney Co.....................................................................      3,400        131,963
Worldcom, Inc. (b).................................................................      4,200        192,675
                                                                                                  -----------
Total U.S. Equities (Cost $10,029,797).............................................                11,579,367
                                                                                                  -----------

Short-Term Investments -- 7.80%
Investment Companies -- 7.80%
Vista U.S. Government Money Market
  Fund (Cost $1,019,932)...........................................................  1,019,932      1,019,932
                                                                                                  -----------
Total Investments
  (Cost $11,049,729) -- 96.40% (a).................................................                12,599,299
Cash and other assets,
  less liabilities -- 3.60%........................................................                   469,968
                                                                                                  -----------
Net Assets -- 100%.................................................................               $13,069,267
                                                                                                  ===========

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $11,090,213; and net unrealized appreciation consisted of:

            Gross unrealized appreciation.....................................          $1,893,400
            Gross unrealized depreciation.....................................            (384,314)
                                                                                        ----------
                Net unrealized appreciation...................................          $1,509,086
                                                                                        ==========

(b) Non-income producing security

FUTURES CONTRACTS
The U.S. Large Cap Growth Fund had the following open futures contracts as of June 30, 2000:

                                                              Expiration                         Current         Unrealized
                                                                 Date                Cost         Value             Loss
                                                             ------------        ----------    -----------      -----------
Index Futures Buy Contracts
Standard & Poor's 500, 3 contracts.......................   September 2000       $1,102,896     $1,101,075      $  (1,821)

The segregated cash pledged to cover margin requirements for the open futures positions at June 30, 2000 was $18,750.


================================================================================
                See accompanying notes to financial statements.

           U.S. Small Cap Growth Fund



--------------------------------------------------------------------------------

[LOGO] The Brinson U.S. Small Cap Growth Fund Class I has appreciated 19.39% on an annualized basis since its inception on September 30, 1997. This compares favorably with the return of the Russell 2000 Growth Index, (a commonly cited index of small capitalization U.S. growth stocks) which has returned 11.41% over the same period. Much of that outperformance has come in the last six months with the Fund returning 30.47% while the index returned just 1.23%.

          During the second quarter, small cap stocks underperformed large caps. The S&P 500 index declined 2.7% in the second quarter, versus a 3.8% decline in the Russell 2000 Index. Year to date, however, small caps have returned a positive 3.0% versus a 0.4% decline for the S&P 500. Small cap growth stocks declined 7.4% in the second quarter and have returned a positive 1.2% year to date. The top performing small cap growth sector in the second quarter was healthcare, up 19.2%, while the worst performing sector was technology, down 19.4%.

          In the first quarter, the Fund's technology underweight detracted somewhat from performance, as that sector continued to dominate market performance. For the second quarter, however, the Fund benefited from both strong stock and sector selection. Stock selection was particularly strong in the technology sector and was weak in the consumer cyclical sector. Sector selection was helped by the Fund's underweight in both technology as well as the communication services sectors, both of which performed poorly during the quarter. At the end of June, the Fund was overweighted versus the Russell 2000 Growth Index in the energy, healthcare, and transportation sectors. The Fund was underweighted in the capital goods, financials, and technology areas. We have taken advantage of the recent weakness in the technology sector and have increased our exposure over the past several weeks.

================================================================================

           U.S. Small Cap Growth Fund


--------------------------------------------------------------------------------

[LOGO]    Total Return

                                                           6 months          1 year        Inception*
                                                             ended            ended            to
                                                            6/30/00          6/30/00        6/30/00
          -----------------------------------------------------------------------------------------------
          Brinson U.S. Small Cap Growth Fund Class I        30.47%           77.23%          19.39%
          -----------------------------------------------------------------------------------------------
          Brinson U.S. Small Cap Growth Fund Class N        30.43            76.86           50.26
          -----------------------------------------------------------------------------------------------
          Russell 2000 Index                                 3.04            14.32            6.10
          -----------------------------------------------------------------------------------------------
          Russell 2000 Growth Index**                        1.23            28.39           11.41
          -----------------------------------------------------------------------------------------------

          * Inception dates of the Brinson U.S. Small Cap Growth Fund Class I and Class N are 9/30/97 and 12/31/98, respectively. Performance inception date of both indices is 9/30/97.

          ** The Advisor has chosen to change the Fund's benchmark index from the Russell 2000 Index to the Russell 2000 Growth Index due to the Advisor's determination that the Russell 2000 Growth Index more closely reflects the Fund's investment strategies.

          Total return includes reinvestment of all capital gain and income distributions.

          All total returns in excess of 1 year represent average annualized returns.

          The Fund invests in IPOs which may have a magnified impact on performance.


           Illustration of an Assumed Investment of $1,000,000



          This chart shows the growth in the value of an investment in the Brinson U.S. Small Cap Growth Fund Class I, the Russell 2000 Index and the Russell 2000 Growth Index if you had invested $1,000,000 on September 30, 1997, and had reinvested all your income dividends and capital gain distributions through June 30, 2000. The performance of Class N shares will vary based upon the different inception dates and class specific expenses. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

          Brinson U.S. Small Cap Growth Fund Class I vs. Russell 2000 Index and Russell 2000 Growth Index

          Wealth Value with Dividends Reinvested

                             [GRAPH APPEARS HERE]

              Label                          A                                      B                        C
---------------------------------------------------------------------------------------------------------------------------
  Label                 Brinson U.S. Small Capitalization Growth Fund-I     Russell 2000    Russell 2000 Growth (Benchmark)
---------------------------------------------------------------------------------------------------------------------------
     1         9/30/97                              1,000,000.00              1,000,000.00                  1,000,000.00
     2        10/31/97                                953,600.00                956,071.13                    939,936.59
     3        11/30/97                                936,600.00                949,887.41                    917,524.60
     4        12/31/97                                943,800.00                966,513.23                    918,041.67
     5         1/31/98                                932,700.00                951,260.06                    905,795.36
     6         2/28/98                              1,007,600.00              1,021,598.93                    985,766.02
     7         3/31/98                              1,049,900.00              1,063,732.42                  1,027,114.90
     8         4/30/98                              1,047,200.00              1,069,618.47                  1,033,414.08
     9         5/31/98                                990,700.00              1,012,012.01                    958,333.52
    10         6/30/98                                971,100.00              1,014,140.99                    968,125.50
    11         7/31/98                                887,800.00                932,042.32                    887,282.65
    12         8/31/98                                700,200.00                751,058.64                    682,459.76
    13         9/30/98                                739,371.93                809,834.75                    751,654.30
    14        10/31/98                                788,803.48                842,862.68                    790,858.26
    15        11/30/98                                807,515.42                887,022.39                    852,208.61
    16        12/31/98                                880,562.05                941,912.94                    929,327.67
    17         1/31/99                                881,562.69                954,429.95                    971,129.75
    18         2/28/99                                807,515.42                877,126.38                    882,294.49
    19         3/31/99                                825,526.92                890,819.65                    913,718.38
    20         4/30/99                                823,525.64                970,643.69                    994,409.92
    21         5/31/99                                859,548.63                984,821.90                    995,985.45
    22         6/30/99                                918,586.32              1,029,355.08                  1,048,449.20
    23         7/31/99                                926,591,43              1,001,110.37                  1,016,028.29
    24         8/31/99                                906,578.65                964,060.35                    978,030.26
    25         9/30/99                                938,599.09                964,270.90                    996,895.10
    26        10/31/99                                974,622.08                968,176.36                  1,022,429.62
    27        11/30/99                              1,127,719.80              1,025,985.52                  1,130,537.69
    28        12/31/99                              1,247,796.45              1,142,127.05                  1,329,797.00
    29       1/31/2000                              1,212,774.09              1,123,786.02                  1,317,421.36
    30       2/29/2000                              1,405,897.36              1,309,363.50                  1,623,938.60
    31       3/31/2000                              1,526,974.64              1,223,036.24                  1,453,236.55
    32       4/30/2000                              1,472,940,15              1,149,439.75                  1,306,509.89
    33       5/31/2000                              1,377,879.48              1,082,449.00                  1,192,107.49
    34       6/30/2000                              1,628,039.15              1,176,807.00                  1,346,104.76

          Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================

           U.S. Small Cap Growth Fund


--------------------------------------------------------------------------------

[LOGO]    Industry Diversification

          As a Percent of Net Assets
          As of June 30, 2000
          ----------------------------------------------------------------------
          U.S. EQUITIES

          Energy...........................      3.76%
          Capital Investment
            Electrical Components..........     15.85
            Technology.....................      5.62
                                               ------
                                                21.47
          Basic Industries
            Housing/Paper..................      1.17
          Computers
            Software.......................      5.43
            Systems........................      1.65
                                               ------
                                                 7.08
          Consumer
            Autos/Durables.................      5.98
            Food/House Products............      2.02
            Health: Drugs..................      5.61
            Health: Non-Drugs..............     12.23
            Retail/Apparel.................      8.50
                                               ------
                                                34.34

          Financial
            Banks..........................      2.64%
            Non-Banks......................      2.70
                                               ------
                                                 5.34
          Telecommunications
            Equipment......................      0.98
            Services.......................      4.46
                                               ------
                                                 5.44

          Transportation...................      3.58
          Services/Miscellaneous...........      9.18
                                               ------
                   Total U.S. Equities.....     91.36

          SHORT-TERM INVESTMENTS...........      4.58
                                               ------
                 TOTAL INVESTMENTS.........     95.94
          CASH AND OTHER ASSETS,
            LESS LIABILITIES...............      4.06
                                               ------
          NET ASSETS.......................    100.00%
                                               ======
          ----------------------------------------------------------------------

           Top 10 U.S. Equity Holdings

          As of June 30, 2000
                                                    Percent of
                                                    Net Assets
          ----------------------------------------------------
          1.  Elantec Semiconductor, Inc.              3.15%
          2.  Tollgrade Communications, Inc.           2.86
          3.  Waters Corp.                             2.67
          4.  Mercury Interactive Corp.                2.39
          5.  Investors Financial Services Corp.       2.22
          6.  Quest Diagnostics, Inc.                  2.16
          7.  Shaw Group, Inc.                         2.06
          8.  Hain Celestial Group, Inc.               2.02
          9.  Flextronics International Ltd.           1.96
          10. C & D Technologies, Inc.                 1.84
          ----------------------------------------------------

================================================================================

           U.S. Small Cap Growth Fund -- Schedule of Investments


June 30, 2000

--------------------------------------------------------------------------------


                                                    Shares          Value
                                                    ------          -----
U.S. Equities -- 91.36%
724 Solutions, Inc. (b).........................       700    $    30,713
About.com, Inc. (b).............................     4,900        154,350
ACT Manufacturing, Inc. (b).....................    15,300        710,494
Anixter International, Inc. (b).................    17,200        455,800
Aurora Biosciences Corp. (b)....................     9,000        613,687
Bookham Technology ADR (b)......................     4,200        248,850
BreezeCom Ltd. (b)..............................     4,150        180,525
C & D Technologies, Inc.........................    17,800      1,005,700
C-COR.net Corp. (b).............................    20,200        545,400
Caldera Systems, Inc. (b).......................     4,950         64,659
Celeritek, Inc. (b).............................    13,100        534,644
Charles River Associates, Inc. (b)..............     9,300        163,913
Children's Place Retail Stores, Inc. (b)........     8,000        164,000
COR Therapeutics, Inc. (b)......................     5,100        435,094
Cost Plus, Inc. (b).............................    17,950        514,941
Credence Systems Corp. (b)......................    15,400        849,887
Cubist Pharmaceuticals, Inc. (b)................     9,500        467,875
Cytyc Corp. (b).................................    12,000        640,500
Data Return Corp. (b)...........................     2,100         60,900
Datascope Corp..................................    10,800        388,800
Dendrite International, Inc. (b)................    24,350        811,159
Dobson Communications (b).......................     4,700         90,475
Elantec Semiconductor, Inc. (b).................    24,700      1,719,737
Emmis Communications Corp. (b)..................     6,900        285,488
Exar Corp. (b)..................................     8,500        741,094
Exfo Electro Optical Engineering, Inc. (b)......     2,100         92,138
Expeditors International of Washington, Inc.....    16,700        793,250
Flextronics International Ltd. (b)..............    15,613      1,072,418
Forward Air Corp. (b)...........................    22,500        900,000
Graco, Inc......................................    15,700        510,250
Greater Bay Bancorp.............................     9,400        439,450
Hain Celestial Group, Inc. (b)..................    30,090      1,103,927
Haverty Furniture Cos., Inc.....................    15,700        133,450
Helix Technology Corp...........................    15,700        612,300
Hooper Holmes, Inc..............................    32,900        263,200
Inamed Corp. (b)................................    13,000        476,125
Insight Enterprises, Inc. (b)...................    16,300        966,794
Insituform Technologies, Inc. (b)...............    23,400        634,725
Intersil Holding Corp. (b)......................     4,000        216,250
Investors Financial Services Corp...............    30,600      1,214,437
Jack in the Box, Inc. (b).......................    22,900        563,912
Jakks Pacific, Inc. (b).........................    18,100        266,975
Kenneth Cole Productions, Inc. (b)..............    21,900        876,000
Kent Electronics Corp. (b)......................    23,900        712,519
King Pharmaceuticals, Inc. (b)..................    18,300        802,912
Littlefuse, Inc. (b)............................     8,300        406,700
Loudeye Technologies, Inc. (b)..................     4,900         85,444
Marvell Technology Group Ltd. (b)...............     2,100        119,700
Matrixone, Inc. (b).............................     1,050         42,656
Maverick Tube Corp. (b).........................    24,000    $   699,000
Meade Instruments Corp. (b).....................    17,400        437,175
Mediaplex, Inc. (b).............................     5,000         96,563
MedQuist, Inc. (b)..............................    12,800        435,200
Mercury Interactive Corp. (b)...................    13,500      1,306,125
Metasolv Software, Inc. (b).....................     2,100         92,400
Myriad Genetics, Inc. (b).......................     6,000        888,469
Niku Corp. (b)..................................     3,000        101,250
North Fork Bancorporation, Inc..................    28,200        426,525
Pacific Sunwear of California, Inc. (b).........    17,950        336,562
Parlex Corp. (b)................................    14,800        623,450
Parthus Technologies ADR (b)....................     2,100         59,850
Patterson Dental Co. (b)........................    18,100        923,100
Patterson Energy, Inc. (b)......................    26,100        743,850
Peregrine Systems, Inc. (b).....................    20,300        704,156
QRS Corp. (b)...................................     4,150        101,934
Quest Diagnostics, Inc. (b).....................    16,500      1,180,781
Rainbow Technologies, Inc. (b)..................    14,600        709,925
Register.com (b)................................     3,000         91,688
ResMed, Inc. (b)................................    22,800        609,900
Richmond County Financial Corp..................    30,100        575,662
Roper Industries, Inc...........................     5,900        151,188
Rudolph Technologies, Inc. (b)..................     1,600         62,000
Saba Software, Inc. (b).........................     3,150         66,150
Sangstat Medical Corp. (b)......................     9,900        285,863
Selectica, Inc. (b).............................     2,000        140,125
Shaw Group, Inc. (b)............................    23,900      1,126,287
Silicon Laboratories, Inc. (b)..................       700         37,188
Spanish Broadcasting System (b).................    14,500        298,156
Stone Energy Corp. (b)..........................    12,000        717,000
StorageNetworks, Inc............................     2,100        189,525
Stratos Lightwave, Inc. (b).....................     2,100         58,538
Swift Transportation Co., Inc. (b)..............    18,800        263,200
Talbots, Inc....................................    13,400        736,162
Telcom Semiconductor, Inc. (b)..................    21,400        864,025
TMP Worldwide, Inc. (b).........................     8,900        656,931
Tollgrade Communications, Inc. (b)..............    11,800      1,563,500
Tower Automotive, Inc. (b)......................    19,300        241,250
Triton PCS Holdings, Inc. (b)...................     7,800        450,450
United Therapeutics Corp. (b)...................     7,800        845,325
Universal Access, Inc. (b)......................     1,800         44,100
Utstarcom, Inc. (b).............................     2,000         60,750
Vertex Pharmaceuticals, Inc. (b)................     6,300        663,862
Vicinity Corp. (b)..............................    15,400        302,225
Vintage Petroleum, Inc..........................    28,300        638,519
Waters Corp. (b)................................    11,700      1,460,306
Whitehall Jewellers, Inc. (b)...................    25,550        475,869
Zebra Technologies Corp., Class A (b)...........    11,200        496,300
Zoll Medical Corp. (b)..........................    14,400        705,600
                                                              -----------
Total U.S. Equities (Cost $33,685,619)..........               49,928,176
                                                              -----------

================================================================================

              U.S. Small Cap Growth Fund--Schedule of Investments

June 30, 2000
--------------------------------------------------------------------------------

                                              Shares         Value
                                             ---------    ------------
Short-Term Investments -- 4.58%
Investment Companies -- 4.58%
Brinson Supplementary Trust U.S.
  Cash Management Prime Fund
  (Cost $2,503,641)......................    2,503,641    $  2,503,641
                                                          ------------
Total Investments
  (Cost $36,189,260) -- 95.94% (a).......                   52,431,817
Cash and other assets,
  less liabilities -- 4.06%..............                    2,216,357
                                                          ------------
Net Assets -- 100%.......................                 $ 54,648,174
                                                          ============


NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $36,311,146; and net unrealized appreciation consisted of:

         Gross unrealized appreciation................ $17,978,411
         Gross unrealized depreciation................  (1,857,740)
                                                       -----------
            Net unrealized appreciation............... $16,120,671
                                                       ===========
(b) Non-income producing security

================================================================================

60                 See accompanying notes to financial statements.

          U.S. Bond Fund

--------------------------------------------------------------------------------
[LOGO] Since its inception on August 31, 1995, the Brinson U.S. Bond Fund Class I has returned 6.03%, while its benchmark, the Salomon Smith Barney Broad Investment Grade (BIG) Bond Index has returned 6.25%. Over the same period the Fund's annualized volatility or risk of 3.87% was comparable to the benchmark volatility of 3.40%. For the calendar year-to-date period, the Fund has returned 3.36% while the benchmark has returned 3.92%.

          Sector strategies hurt the Fund in the first quarter, as we were overweight corporate bonds (and underweight Treasuries) in a period during which Treasury securities showed the strongest relative returns. The negative sector contribution was offset to a large extent by strong security selection decisions and positive duration positioning. Early in the second quarter, we diversified our overweight to those sectors with greater credit risk (non-Treasury) by increasing our positions in agencies and mortgages and selling corporate bonds. This also served to slightly upgrade the credit exposure of the Fund. For the second quarter, the strongest contributor to performance was our sector exposure as the move to agency and mortgage securities paid off. However, returns were hurt by issue selection and our positioning on the yield curve during this period of high volatility in interest rates.

          The Federal Reserve raised rates twice in the first quarter by 25 basis points each time, and then surprised the market with a 50 basis point increase in the federal funds rate in May. Rates were not increased at the June 28 Federal Open Market Committee meeting, but since the beginning of January, the fed funds rate has gone from 5.5% to 6.5%. Large fluctuations in economic forecasts in the second quarter contributed to interest rate volatility. Though rates fluctuated over the quarter, they finished close to first quarter levels by the end of June.

================================================================================

         U.S. Bond Fund

--------------------------------------------------------------------------------
[LOGO]   Total Return

                                                                        6 months   1 year   3 years   Inception*
                                                                          ended     ended    ended        to
                                                                         6/30/00   6/30/00  6/30/00    6/30/00
         -------------------------------------------------------------------------------------------------------
         Brinson U.S. Bond Fund Class I                                    3.36%     3.74%    5.71%      6.03%
         -------------------------------------------------------------------------------------------------------
         Brinson U.S. Bond Fund Class N                                    3.14      3.29     5.43       5.43
         -------------------------------------------------------------------------------------------------------
         Salomon Smith Barney Broad Investment Grade (BIG) Bond Index      3.92      4.49     6.02       6.25
         -------------------------------------------------------------------------------------------------------

          * Inception dates of the Brinson U.S. Bond Fund Class I and Class N are 8/31/95 and 6/30/97, respectively. Performance inception date of the Salomon Smith Barney BIG Bond Index is 8/31/95.

          Total return includes reinvestment of all capital gain and income distributions.

          All total returns in excess of 1 year are average annualized returns.

          Illustration of an Assumed Investment of $1,000,000


          This chart shows the growth in the value of an investment in the Brinson U.S. Bond Fund Class I and the Salomon Smith Barney BIG Bond Index if you had invested $1,000,000 on August 31, 1995, and had reinvested all your income dividends and capital gain distributions through June 30, 2000. The performance of Class N shares will vary based upon the different inception dates and class specific expenses. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

          Brinson U.S. Bond Fund Class I
          vs. Salomon Smith Barney BIG Bond Index
          Wealth Value with Dividends Reinvested

                             [GRAPH APPEARS HERE]



          Label    Label           A                  B
          -------------------------------------------------------------------
                               Brinson U.S. Bond Fund   Salomon Smith Barney
                                      Class I              Big Bond Index
          -------------------------------------------------------------------
           1       8/31/95           1,000,000                1,000,000
           2       9/30/95           1,009,000                1,009,400
           3      10/31/95           1,024,000                1,022,926
           4      11/30/95           1,040,000                1,038,884
           5      12/31/95           1,054,932                1,053,220
           6       1/31/96           1,061,071                1,060,382
           7       2/29/96           1,038,561                1,042,462
           8       3/31/96           1,031,398                1,034,956
           9       4/30/96           1,023,213                1,027,297
          10       5/31/96           1,020,143                1,026,784
          11       6/30/96           1,035,997                1,040,026
          12       7/31/96           1,039,127                1,042,837
          13       8/31/96           1,032,867                1,041,273
          14       9/30/96           1,054,776                1,059,391
          15      10/31/96           1,081,902                1,083,227
          16      11/30/96           1,109,028                1,101,101
          17      12/31/96           1,092,169                1,091,411
          18       1/31/97           1,094,339                1,095,558
          19       2/28/97           1,096,507                1,096,763
          20       3/31/97           1,081,323                1,085,688
          21       4/30/97           1,098,676                1,101,211
          22       5/31/97           1,109,522                1,111,563
          23       6/30/97           1,123,558                1,124,790
          24       7/31/97           1,158,669                1,155,272
          25       8/31/97           1,148,794                1,145,337
          26       9/30/97           1,164,156                1,162,173
          27      10/31/97           1,180,614                1,178,792
          28      11/30/97           1,183,906                1,184,333
          29      12/31/97           1,197,458                1,196,413
          30       1/31/98           1,211,341                1,211,847
          31       2/28/98           1,211,341                1,210,998
          32       3/31/98           1,214,812                1,215,721
          33       4/30/98           1,220,597                1,222,043
          34       5/31/98           1,232,167                1,233,775
          35       6/30/98           1,242,614                1,243,892
          36       7/31/98           1,243,789                1,246,504
          37       8/31/98           1,264,930                1,265,575
          38       9/30/98           1,287,245                1,295,443
          39      10/31/98           1,282,547                1,289,613
          40      11/30/98           1,291,943                1,296,706
          41      12/31/98           1,297,674                1,300,726
          42       1/31/99           1,308,672                1,301,351
          43       2/28/99           1,286,677                1,287,420
          44       3/31/99           1,295,231                1,294,759
          45       4/30/99           1,298,896                1,299,031
          46       5/31/99           1,285,455                1,287,080
          47       6/30/99           1,279,528                1,282,704
          48       7/31/99           1,273,304                1,277,573
          49       8/31/99           1,269,570                1,276,679
          50       9/30/99           1,285,751                1,291,999
          51      10/31/99           1,286,996                1,295,875
          52      11/30/99           1,289,485                1,295,746
          53      12/31/99           1,284,169                1,289,785
          54     1/31/2000        1,278,906.27             1,286,140.18
          55     2/29/2000        1,293,379.49             1,301,150.75
          56     3/31/2000        1,309,168.45             1,318,027.91
          57     4/30/2000        1,301,273.97             1,314,114.75
          58     5/31/2000        1,296,010.98             1,312,954.29
          59     6/30/2000        1,327,337.36             1,340,342.54

          Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================
62

           U.S. Bond Fund

-------------------------------------------------------------------------------
[LOGO]    Industry Diversification

          As a Percent of Net Assets
          As of June 30, 2000
          ----------------------------------------------------------------------

          U.S. BONDS
          Corporate Bonds
           Consumer........................................   2.13%
           Construction....................................   0.25
           Energy..........................................   1.23
           Financial Services..............................   3.84
           Food & House Products...........................   0.77
           Health..........................................   0.67
           Publishing......................................   0.50
           Services/Miscellaneous..........................   3.92
           Technology......................................   0.79
           Telecommunications..............................   3.21
           Utilities.......................................   2.10
                                                            ------
              Total U.S. Corporate Bonds...................  19.41


          Asset-Backed.....................................   9.71
          Corporate Mortgage-Backed Securities.............  21.12
          International Dollar Bonds.......................   4.89
          U.S. Government Agencies.........................   8.97
          U.S. Government Mortgage-Backed Securities.......  19.36
          U.S. Government Obligations......................  13.88
                                                            ------
              Total U.S. Bonds.............................  97.34


          SHORT-TERM INVESTMENTS...........................   0.35
                                                            ------
              TOTAL INVESTMENTS............................  97.69
          CASH AND OTHER ASSETS,
                 LESS LIABILITIES..........................   2.31
                                                            ------
          NET ASSETS....................................... 100.00%
                                                            ======
          ----------------------------------------------------------------------

          ======================================================================

          U.S. Bond Fund -- Schedule of Investments


June 30, 2000
-------------------------------------------------------------------------------

                                                                  Face
                                                                 Amount          Value
                                                                --------        -------
          Bonds -- 97.34%
          U.S. Corporate Bonds -- 19.41%
          AT&T, 9.800%, due 02/01/12.......................     $  950,000    $ 1,090,243
          Capital One Bank, BKNT,
            8.250%, due 06/15/05...........................        250,000        249,505
          Cendant Corp., 7.750%, due
           12/01/03........................................      1,060,000      1,023,679
          Centaur Funding Corp., Class B, 144A,
            9.080%, due 04/21/20 (b).......................            715        709,861
          Centaur Funding Corp., Class C, 144A,
          0.000%, due 04/21/20 (b).........................          1,355        209,178
          Centex Corp., 9.750%, due 06/15/05...............        155,000        154,160
          Fidelity Investments, 144A,
            7.570%, due 06/15/29...........................        550,000        521,272
          Ford Motor Credit Co.,
            6.700%, due 07/16/04...........................        310,000        299,251
          GMAC, 9.625%, due 12/15/01.......................        294,000        303,146
          Kroger Co., 8.000%, due 09/15/29.................        500,000        476,020
          Lilly Del Mar, 144A, FRN,
             7.717%, due 08/01/29..........................      1,000,000        994,090
          MBNA Global Capital Securities FRN,
           7.191%, due 02/01/27............................         90,000         75,391
          News America Holdings,
           7.750%, due 12/01/45............................        358,000        310,957
          PanAmSat Corp.,
            6.000%, due 01/15/03...........................        375,000        356,550
            6.375%, due 01/15/08...........................        500,000        445,399
          Pharmacia Corp., 6.600%, due 12/01/28............        550,000        484,969
          Public Service Co. of Colorado,
            6.875%, due 07/15/09...........................        940,000        881,389
          Rite Aid Corp., 144A,
            6.125%, due 12/15/08...........................        890,000        413,850
          Sempra Energy, 7.950%, due 03/01/10..............        750,000        756,354
          Service Corp. International,
            6.000%, due 12/15/05...........................        750,000        405,000
          Texas Utilities Holding,
            5.940%, due 10/15/11...........................        420,000        412,071
          Time Warner Cos., Inc.,
            7.570%, due 02/01/24...........................        340,000        321,421
          Verizon Communications,
            8.000%, due 10/15/29...........................         87,000         87,102
          Viacom, 8.625%, due 08/01/12.....................        575,000        610,180
          Waste Management,
           6.500%, due 12/15/02............................        400,000        376,502
                                                                              -----------
                                                                               11,967,540
                                                                              -----------
          Asset-Backed Securities -- 9.71%
          First Bank Corporate Card Master Trust,
            97-1, Class A, 6.400% due 02/15/03.............     $  980,000    $   966,858
          GE Capital Mortgage Services, Inc.,
            97-HE4 A7, 6.735%, due 12/25/28................        410,000        398,725
          Green Tree Financial Corp.,
            6.160%, due 02/01/31...........................      1,000,000        927,230
          Green Tree Financial Corp., 94-5,
            Class A5, 8.300%, due 11/15/19.................        320,000        319,469
          Peco Energy Transition Trust,
            6.130%, due 03/01/09...........................      1,135,000      1,046,311
          Pemex Finance Ltd.,
            8.450%, due 02/15/07...........................        940,000        924,123
          PP&L Transition Bond Company LLC,
            6.960%, due 12/26/07...........................        200,000        198,446
          Premier Auto Trust, 96-4A, Class A4,
            6.400%, due 10/06/01...........................         38,811         38,803
          Sears Credit Account Master Trust,
            99-3, Class A, 6.450%, due 11/17/09............      1,200,000      1,164,660
                                                                              -----------
                                                                                5,984,625
                                                                              -----------
          Corporate Mortgage-Backed
            Securities -- 21.12%
          ABN AMRO Mortgage Corp., 99-2 Class IA2,
            6.300%, due 04/25/29...........................      2,100,000      1,982,190
          ABN AMRO Mortgage Corp., 99-3, Class A2,
            6.300%, due 05/25/29...........................      1,000,000        942,930
          Bank One Mortgage, 2000-2, Class 6A,
            6.761%, due 03/15/30...........................         97,337         97,629
          Chemical Mortgage Securities Inc.,
            93-1, Class A5, 7.450%, due 02/25/23...........        165,534        164,951
          Citicorp Mortgage Securities, Inc., 94-9,
            Class A8, 5.750%, due 06/25/09.................      1,072,002        996,340
          Heller Financial Commercial Mortgage
            Assets, 99-PH1, Class A1,
            6.500%, due 05/15/31...........................      1,163,364      1,125,060
          LB Commercial Conduit Mortgage Trust,
            99-C1, Class A1, 6.410%, due 06/15/31..........        675,762        651,479
          Nomura Asset Securities Corp.,
            7.120%, due 04/13/36...........................      1,200,000      1,181,134
          PNC Mortgage Securities Corp., 94-3,
            Class A8, 7.500%, due 07/25/24.................        375,000        359,299
          Prudential Home Mortgage Securities,
            93-43, Class A9, 6.750%, due 10/25/23..........        261,333        251,146
          Prudential Home Mortgage Securities,
            94-3, Class  A10, 6.500%, due 02/25/24.........        170,000        163,817

===============================================================================
64

          U.S. Bond Fund -- Schedule of Investments


June 30, 2000
------------------------------------------------------------------------------

          Residential Accredit Loans, Inc.,
            96-QS4, Class Al10,
            7.900%, due 08/25/26.............................   $     275,000           $  274,145
          Residential Accredit Loans, Inc.,
            98-QS4, Class AI5,
            7.000%, due 03/25/28.............................       2,850,000            2,685,107
          Residential Asset Securitization Trust,
            97-A10, Class A1, 7.250%, due 12/25/27...........         126,380              125,909
          Residential Funding Mortgage,
            95-S6, Class A7, 7.500%, due 11/25/25............         943,020              933,420
          Structured Asset Securities Corp.,
            98-RF1, Class A, 8.712%, due 04/15/27............         352,914              358,208
          Structured Asset Securities Corp.,
            98-RF2, 8.582%, due 07/15/27.....................         125,456              126,710
          Thrift Financial Corp., Class A4
            11.250%, due 01/01/16............................           25,660               26,329
          Vendee Mortgage Trust,  92-1,
            Class 2Z, 7.750%, due 05/15/22...................          575,120              571,807
                                                                                       ------------
                                                                                         13,017,610
                                                                                       ------------
          International Dollar Bonds -- 4.89%
          Banco Santiago S.A.,
            7.000%, due 07/18/07.............................          380,000              338,282
          Empresa Nacional de Electricidad S.A.,
            8.125%, due 02/01/97.............................          335,000              263,048
          Interamer Development Bank,
            6.800%, due 10/15/25.............................          100,000               94,693
          Korea Development Bank,
            7.125%, due 09/17/01.............................          500,000              495,628
          Petroliam Nasional Berhad, 144A,
            7.625%, due 10/15/26.............................          430,000              363,591
          Ras Laffan Liquified Natural Gas Co., Ltd.,
            144A, 8.294%, due 03/15/14.......................          450,000              415,687
          State of Qatar, 144A, 9.750%, due 06/15/30.........          250,000              246,563
          Tyco International Group S.A.,
            7.000%, due 06/15/28.............................          500,000              433,359
          United Mexican States,
            9.875%, due 02/01/10.............................          360,000              363,600
                                                                                         ----------
                                                                                          3,014,451
                                                                                         ----------

          U.S. Government Mortgage-Backed
            Securities -- 19.36%

          Fannie Mae Whole Loan, 95-W3,
            Class A, 9.000%, due 04/25/25....................   $      100,832           $  103,818

          Federal Home Loan Mortgage Corp.,
            1595, Class D, 7.000%, due 10/15/13..............          492,125              469,960

          Federal Home Loan Mortgage Corp. Gold,
            8.000%, due 08/01/08.............................          474,009              479,085
            8.000%, due 11/01/22.............................           80,657               81,528
            9.000%, due 07/01/30, TBA........................          145,000              149,577

          Federal National Mortgage Assoc.,
            97-72, Class EG, 0.000%, due 09/25/22............          191,413              178,154

          Federal National Mortgage Association,
            6.000%, due 10/01/14.............................          236,995             224,192
            6.000%, due 03/01/28.............................          615,771             564,384
            6.000%, due 08/01/28.............................        1,393,813           1,274,961
            6.500%, due 03/01/19.............................          461,725             441,262
            6.500%, due 06/01/28.............................          676,070             637,942
            6.500%, due 09/01/28.............................          226,071             213,321
            6.500%, due 03/01/29.............................          484,437             456,915
            7.000%, due 12/01/24.............................          538,990             520,339
            7.000%, due 03/01/29.............................           43,213              41,735
            7.500%, due 12/01/23.............................          447,293             441,138
            7.500%, due 01/01/28.............................          248,835             246,263
            8.000%, due 02/01/13.............................          147,389             148,921

          Government National Mortgage Association,
            6.500%, due 10/15/24.............................        4,206,370           4,018,337
            7.000%, due 07/15/25.............................           79,883              77,983
            7.500%, due 12/15/22.............................          193,849             193,492
            7.500%, due 12/15/23.............................          807,080             805,433
            7.500%, due 01/15/24.............................           51,829              51,660
            7.500%, due 06/15/25.............................           67,140              66,989
            8.000%, due 08/15/22.............................           39,536              40,154
            9.000%, due 11/15/04.............................            7,447               7,726
            10.000%, due 05/15/01............................              372                 395
                                                                                        ----------
                                                                                        11,935,664
                                                                                        ----------
          U.S. Government Agencies -- 8.97%
          Aid-Israel, 10-Z,
            0.000%, due 02/15/03.............................          805,000              679,314
          Federal Home Loan Mortgage Corp.,
            5.750%, due 03/15/09.............................          230,000              208,828
            7.000%, due 02/15/03.............................        2,190,000            2,191,320
          Federal National Mortgage Association,
            7.250%, due 05/15/30.............................          950,000              967,188
          Jordan Aid, 8.750%, due 09/01/19...................        1,344,519            1,483,287
                                                                                         ----------
                                                                                          5,529,937
                                                                                         ----------

===============================================================================

          U.S. Bond Fund -- Schedule of Investments


June 30, 2000
------------------------------------------------------------------------------

                                                                           Face
                                                                          Amount        Value
                                                                          ------        -----

                U.S. Government  Obligations -- 13.88%
                U.S. Treasury Bond,
                  8.000%, due 11/15/21................................  $  510,000     $615,506
                  8.750%, due 05/15/17................................     770,000      967,794
                U.S. Treasury Inflation Indexed Note,
                  3.625%, due 04/15/28................................   1,770,000    1,786,843
                  3.875%, due 04/15/29................................      60,000       62,307
                U.S. Treasury Note,
                  5.625%, due 05/15/08................................     475,000      458,078
                  5.750%, due 08/15/03................................   1,455,000    1,429,993
                  6.125%, due 12/31/01................................   1,000,000      994,375
                  6.625%, due 05/15/07................................   1,215,000    1,240,060
                  7.500%, due 02/15/05................................     955,000    1,001,556
                                                                                     ----------
                                                                                      8,556,512
                                                                                     ----------
                Total Bonds (Cost $62,291,605)........................               60,006,339
                                                                                     ----------

                                                                            Shares     Value
                Short-Term Investments -- 0.35%

                Investment Companies -- 0.35%

                Brinson Supplementary Trust U.S. Cash
                  Management Prime Fund
                  (Cost $217,046).....................................     217,046     $   217,046
                                                                                       -----------
                Total Investments
                  (Cost $62,508,651) -- 97.69% (a)....................                  60,223,385
                Cash and other assets,
                  less liabilities -- 2.31%...........................                   1,424,454
                                                                                       -----------
                Net Assets -- 100%....................................                 $61,647,839
                                                                                       ===========


          NOTES TO SCHEDULE OF INVESTMENTS

          (a) Aggregate cost for federal income tax purposes was $62,522,716; and net unrealized depreciation consisted of:

          Gross unrealized appreciation........................  $   350,762
          Gross unrealized depreciation........................   (2,650,093)
                                                                ------------
             Net unrealized depreciation.......................  $(2,299,331)
                                                                ===========

          (b) Non-income producing security

          FRN: Floating rate note -- The rate disclosed is that in effect at June 30, 2000.

          TBA:  Security is subject to delayed delivery.

          144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2000, the value of these securities amounted to $3,874,092 or 6.28% of net assets.

================================================================================
66              See accompanying notes to financial statements.

                                HIGH YIELD FUND


--------------------------------------------------------------------------------

[LOGO] The Brinson U.S. High Yield Fund Class I has earned an annualized return of 4.71% since inception on September 30, 1997 versus 2.40% for its benchmark, the Merrill Lynch High Yield Master Index. This performance was achieved with an annualized volatility of 6.13% versus 4.82% for the benchmark. The Fund's total return for the calendar year-to-date through June 30, 2000 was -1.84% versus -1.19% for the benchmark. High yield fixed income has been one of the worst performing asset classes so far in 2000, but we remain optimistic about the medium term future of the high yield asset class.

          Continued uncertainty about the direction of the economy has kept the perceived risks of high yield investing at a higher-than-normal level thus far in 2000. Currently, the yield spread of high yield bonds over "risk free" U.S. Treasuries stands at about 6.0%. That 6.0% spread can be thought of as the extra compensation investors require for taking on the credit risk of the underlying companies. That spread has continued to widen throughout 2000, while interestingly, default rates on high yield bonds seem to be trending downward. When we look at data of investors' expectations for defaults, the prices of high yield bonds are much lower than those default rates should imply. Continued near-term economic uncertainty and generally rising interest rates may continue to stall the high yield market, but we think that on a fundamental basis, the medium to longer-term outlook for the asset class is very attractive.

          During the most recent quarter, the environmental services, publishing, gaming and textile sectors performed well relative to the index, while the retail, financial services and steel sectors underperformed. We are positive about industries that we think will benefit from de-leveraging, growth or M&A activity, including telecommunications, cable and gaming. We hold overweight positions in these sectors.


================================================================================

            High Yield Fund


--------------------------------------------------------------------------------

[LOGO]    Total Return

                                               6 months    1 year    Inception*
                                                 ended      ended       to
                                                6/30/00    6/30/00    6/30/00
          ----------------------------------------------------------------------
          Brinson High Yield Fund Class I        -1.84%      0.02%     4.71%
          ----------------------------------------------------------------------
          Brinson High Yield Fund Class N        -1.87      -0.13      1.71
          ----------------------------------------------------------------------
          Merrill Lynch High Yield Master Index  -1.19      -1.37      2.40
          ----------------------------------------------------------------------
          * Inception dates of the Brinson High Yield Fund Class I and Class N are 9/30/97 and 12/31/98, respectively. Performance inception date of the Merrill Lynch High Yield Master Index is 9/30/97.
          Total return includes reinvestment of all capital gain and income distributions.
          All total returns in excess of 1 year are average annualized returns.

          Illustration of an Assumed Investment of $1,000,000

          This chart shows the growth in the value of an investment in the Brinson High Yield Fund Class I and the Merrill Lynch High Yield Master Index if you had invested $1,000,000 on September 30, 1997, and had reinvested all your income dividends and capital gain distributions through June 30, 2000. The performance of Class N shares will vary based upon the different inception dates and class specific expenses. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

          Brinson High Yield Fund Class I
          vs. Merrill Lynch High Yield Master Index
          Wealth Value with Dividends Reinvested

                   [GRAPH APPEARS HERE]

         ------------------------------------------------------------
                 Label            A                     B
         ------------------------------------------------------------
         Label   Date       Brinson High Yield     Merrill Lynch High
         ------------------------------------------------------------
            1    9/30/97       1,000,000              1,000,000
            2   10/31/97         995,405              1,006,640
            3   11/30/97       1,005,534              1,016,173
            4   12/31/97       1,023,434              1,025,816
            5    1/31/98       1,047,259              1,041,091
            6    2/28/98       1,054,152              1,045,391
            7    3/31/98       1,066,777              1,054,402
            8    4/30/98       1,068,387              1,059,410
            9    5/31/98       1,070,928              1,066,784
           10    6/30/98       1,081,780              1,072,064
           11    7/31/98       1,098,343              1,078,175
           12    8/31/98       1,042,275              1,031,652
           13    9/30/98       1,057,065              1,033,715
           14   10/31/98       1,049,791              1,016,742
           15   11/30/98       1,109,624              1,063,035
           16   12/31/98       1,102,713              1,063,388
           17    1/31/99       1,129,231              1,073,905
           18    2/28/99       1,134,755              1,065,711
           19    3/31/99       1,146,909              1,074,897
           20    4/30/99       1,163,483              1,091,709
           21    5/31/99       1,140,280              1,084,132
           22    6/30/99       1,134,755              1,082,094
           23    7/31/99       1,133,616              1,083,685
           24    8/31/99       1,127,919              1,082,685
           25    9/30/99       1,124,501              1,068,566
           26   10/31/99       1,124,501              1,062,315
           27   11/30/99       1,147,288              1,074,468
           28   12/31/99       1,156,238              1,080,109
           29  1/31/2000    1,141,800.25           1,074,751.71
           30  2/29/2000    1,138,190.77           1,075,676.00
           31  3/31/2000    1,111,721.22           1,060,637.93
           32  4/30/2000    1,118,940.18           1,061,009.26
           33  5/31/2000    1,115,330.70           1,049,327.44
           34  6/30/2000    1,134,974.08           1,067,292.01

          Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================
68

          HIGH YIELD FUND


--------------------------------------------------------------------------------

[LOGO]    Industry Diversification

          As a Percent of Net Assets
          As of June 30, 2000
          ----------------------------------------------------------------------
          U.S. BONDS
          Corporate Bonds
           Aerospace................................................     0.94%
            Appliances & Household Durables.........................     0.44
            Autos/Durables..........................................     3.53
            Cable Television........................................     2.99
            Chemicals...............................................     2.15
            Computer Software.......................................     0.96
            Computer Systems........................................     0.31
            Construction............................................     2.39
            Consumer................................................     2.08
            Electronics and Electric Components.....................     0.98
            Energy..................................................     2.43
            Financial Services......................................     1.73
            Food & House Products...................................     3.47
            Health..................................................     2.76
            Housing/Paper...........................................     0.50
            Non-Durables............................................     1.13
            Publishing..............................................     0.90
            Radio Broadcasting......................................     2.27
            Real Estate.............................................     0.32
            Recreation..............................................     7.90
            Retail..................................................     3.01%
            Services/Miscellaneous..................................     9.18
            Technology..............................................     1.00
            Telecommunications - Services...........................     7.84
            Telecommunications - Equipment..........................     1.65
            Telecommunications - Wireless...........................     8.72
            Television Broadcasting.................................     8.60
            Transportation..........................................     0.36
                                                                       ------
               Total U.S. Corporate Bonds...........................    80.54

          International Dollar Bonds................................     6.78
                                                                       ------
               Total U.S. Bonds.....................................    87.32

          Warrants..................................................     0.01

          SHORT-TERM INVESTMENTS....................................    19.21
                                                                       ------
          TOTAL INVESTMENTS.........................................   106.54
          LIABILITIES, LESS CASH
             AND OTHER ASSETS.......................................    (6.54)
                                                                       ------
          NET ASSETS................................................   100.00%
                                                                       ======

          Top Ten U.S. Bond Holdings

          As of June 30, 2000
                                                                    Percent of
                                                                    Net Assets
          ----------------------------------------------------------------------
          1.   Dobson Sygnet Communications, Inc.,
                12.250%, due 12/15/08...............................      1.61%

          2.   Paxson Communications Corp.,
                12.500%, due 10/31/06...............................      1.60

          3.   Triton PCS, Inc.,
                0.000%, due 05/01/08................................      1.54

          4.   Liberty Group Operating,
                9.375%, due 02/01/08................................      1.31

          5.   Lyondell Chemical Co., Series B,
                9.875%, due 05/01/07................................      1.21

          6.   Perry Ellis International, Inc.,
                12.250%, due 04/01/06...............................      1.16

          7.   Newpark Resources, Inc., Series B,
                8.625%, due 12/15/07................................      1.15

          8.   Pegasus Communications Corp., Class B,
                12.500%, due 08/01/07...............................      1.10

          9.   NTL Communications Corp., Series B,
                0.000%, due 10/01/08................................      1.08

          10.  Mohegan Tribal Gaming Authority,
                8.750%, due 01/01/09................................      1.08

          ======================================================================

          High Yield Fund -- Schedule of Investments



June 30, 2000
--------------------------------------------------------------------------------

                                                             Face
                                                            Amount       Value
                                                          ----------   ---------
U.S. Bonds -- 87.32%
U.S. Corporate Bonds -- 80.54%
Ackerley Group, Inc., Class B,
 9.000%, due 01/15/09...................................  $  100,000   $  91,750
Adelphia Communications Corp.,
 9.375%, due 11/15/09...................................     500,000     462,500
Allbritton Communications Co.,
 9.750%, due 11/30/07...................................     250,000     240,000
American Mobile Satellite Corp.,
 12.250%, due 04/01/08..................................     182,000     141,960
American Restaurant Group, Inc., Class B,
 11.500%, due 02/15/03..................................     150,000     115,125
Atrium Cos., Inc., 10.500%, due 05/01/09................     125,000     105,313
Aztar Corp., 8.875%, due 05/15/07.......................     250,000     235,625
Bally Total Fitness Corp., Class B,
 9.875%, due 10/15/07...................................     400,000     362,000
Big City Radio, Inc., (c)
 0.000%, due 03/15/05...................................     500,000     281,250
Building Materials Corp.,
 7.750%, due 07/15/05...................................     350,000     287,875
Capstar Broadcasting Partners, Inc., (c)
 0.000%, due 02/01/09...................................     525,000     483,000
Carmike Cinemas, Inc.,
 9.375%, due 02/01/09...................................     200,000     120,000
CB Richard Ellis Services, Inc.,
 8.875%, due 06/01/06...................................     200,000     170,000
Centennial Cellular,
 10.750%, due 12/15/08..................................     500,000     485,625
Century Communications Corp.,
 0.000%, due 01/15/08...................................     425,000     174,250
 8.375%, due 11/15/17...................................     300,000     234,750
Charter Communications Holdings,
 10.000%, due 04/01/09..................................     400,000     386,000
Classic Cable, Inc.,
 10.500%, due 03/01/10..................................     250,000     230,625
Coast Hotels and Casinos, Inc.,
 9.500%, due 04/01/09...................................     370,000     351,500
Collins & Alkman Corp.,
 11.500%, due 04/15/06..................................     250,000     240,625
Crown Castle International Corp.,
 0.000%, due 05/15/11 (c)...............................     630,000     385,087
 9.000%, due 05/15/11...................................     150,000     138,375
CSC Holdings, Inc.,
 7.625%, due 07/15/18...................................     600,000     538,141
Cumulus Media, Inc.,
 10.375%, due 07/01/08..................................     155,000     130,975
Dayton Superior Corp., 144A,
 13.000%, due 06/15/09..................................         225     221,625
Delco Remy International, Inc.,
 8.625%, due 12/15/07...................................  $  150,000   $ 139,500
Diamond Triumph Auto Glass, Inc.,
 9.250%, due 04/01/08...................................     250,000     195,000
Dobson Communications Corp., 144A,
 10.875%, due 07/01/10..................................     400,000     402,000
Dobson Sygnet Communications, Inc.,
 12.250%, due 12/15/08..................................     800,000     852,000
Eagle Family Foods, Class B,
 8.750%, due 01/15/08...................................     750,000     442,500
Echostar Dbs Corp.,
 9.375%, due 02/01/09...................................     500,000     480,000
Exodus Communications, Inc.,
 11.250%, due 07/01/08..................................     500,000     495,000
Exodus Communications, Inc., 144A,
 11.625%, due 07/15/10..................................     150,000     150,375
FairPoint Communications, Inc., 144A,
 12.500%, due 05/01/10..................................     200,000     202,000
Fedders North America,
 9.375%, due 08/15/07...................................     250,000     234,687
Federal-Mogul Corp.,
 7.500%, due 01/15/09...................................     250,000     171,463
Finova Capital Corp.,
 7.250%, due 11/08/04...................................     250,000     220,217
Fox/Liberty Networks, (c)
 0.000%, due 08/15/07...................................     500,000     405,000
Global Imaging Systems, Inc.,
 10.750%, due 02/15/07..................................     325,000     276,250
Globix Corp., 12.500%, due 02/01/10.....................     200,000     164,000
Golden Sky DBS, Inc., (c)
 0.000%, due 03/01/07...................................     375,000     253,125
Gothic Production Corp., Class B,
 11.125%, due 05/01/05..................................     500,000     466,250
Granite Broadcasting Corp.,
 10.375%, due 05/15/05..................................     200,000     190,000
Hayes Lemmerz International, Inc.,
 8.250%, due 12/15/08...................................     220,000     185,900
HMH Properties, Class B,
 7.875%, due 08/01/08...................................     300,000     269,250
Hollinger International Publishing Corp.,
 9.250%, due 02/01/06...................................     250,000     246,562
Hollywood Park, Inc.,
 9.500%, due 08/01/07...................................     140,000     139,300
Horseshoe Gaming Holdings,
 8.625%, due 05/15/09...................................     142,000     133,835
Horseshoe Gaming LLC, Class B,
 9.375%, due 06/15/07...................................     150,000     147,750
Huntsman Corp., 144A,
 9.500%, due 07/01/07...................................     200,000     182,000

================================================================================
70

          High Yield Fund -- Schedule of Investments



June 30, 2000
--------------------------------------------------------------------------------

                                                             Face
                                                            Amount       Value
                                                          ----------   ---------
Huntsman Packaging Corp., 144A,
 13.000%, due 06/01/10..................................  $  160,000   $ 164,800
ICN Pharmaceuticals, Inc.,
 9.250%, due 08/15/05...................................     400,000     396,000
Integrated Electrical Services, Inc.,
 9.375%, due 02/01/09...................................     550,000     445,500
Interep National Radio Sales, Class B,
 10.000%, due 07/01/08..................................     455,000     402,675
Iron Mountain, Inc.,
 8.750%, due 09/30/09...................................     500,000     460,000
ISP Holdings Inc., Class B,
 9.000%, due 10/15/03...................................     295,000     274,719
J.H. Heafner Co.,
 10.000%, due 05/15/08..................................     350,000     255,500
Jackson Products, Inc., Class B,
 9.500%, due 04/15/05...................................     550,000     495,000
Level 3 Communications, Inc.,
 0.000%, due 12/01/08 (c)...............................     850,000     516,375
 9.125%, due 05/01/08...................................     200,000     179,500
Liberty Group Operating,
 9.375%, due 02/01/08...................................     850,000     697,000
Lifepoint Hospital,
 10.750%, due 05/15/09..................................     250,000     257,500
LIN Holdings Corp., (c)
 0.000%, due 03/01/08...................................     200,000     131,500
Loral Space & Communications Ltd.,
 9.500%, due 01/15/06...................................     200,000     145,000
Luigino's, Inc., 10.000%, due 02/01/06..................     210,000     168,000
Lyondell Chemical Co., Class B,
 9.875%, due 05/01/07...................................     650,000     641,875
Mail Well Corp., 8.750%, due 12/15/08...................     500,000     420,000
Majestic Star Casino LLC, Class B,
 10.875%, due 07/01/06..................................     175,000     142,625
McLeod USA, Inc.,
 9.250%, due 07/15/07...................................     250,000     241,250
Merrill Corp., Class B,
 12.000%, due 05/01/09..................................     325,000     234,000
Metromedia Fiber Network,
 10.000%, due 12/15/09..................................     540,000     531,900
MGM Grand, Inc., 9.750%, due 06/01/07...................     350,000     356,125
Mohegan Tribal Gaming Authority,
 8.750%, due 01/01/09...................................     600,000     570,000
Motors & Gears, Inc., Class B,
 10.750%, due 11/15/06..................................     250,000     240,625
MTS, Inc., 9.375%, due 05/01/05.........................     575,000     247,250
New World Pasta Co.,
 9.250%, due 02/15/09...................................     200,000     119,000
Newpark Resources, Inc., Class B,
 8.625%, due 12/15/07...................................     700,000     610,750
Nextel Communications, Inc.,
 0.000%, due 09/15/07 (c)...............................  $  200,000   $ 157,000
 9.375%, due 11/15/09...................................     420,000     401,100
Nextel Partners, Inc., 144A,
 11.000%, due 03/15/10..................................     200,000     199,000
Nextlink Communications, 144A,
 0.000%, due 12/01/09 (c)...............................     712,000     409,400
 10.500%, due 12/01/09..................................     175,000     170,625
Nortex, Inc., 9.875%, due 03/01/04......................     450,000     427,500
NTL Communications Corp., Class B, (c)
 0.000%, due 10/01/08...................................     900,000     571,500
NTL, Inc., Class A, (c)
 12.750%, due 04/15/05..................................     150,000     152,625
Nuevo Energy Co.,
 9.500%, due 06/01/08...................................     150,000     148,125
Pacifica Papers, Inc.,
 10.000%, due 03/15/09..................................     270,000     265,275
Packaging Corp. of America,
 9.625%, due 04/01/09...................................     500,000     496,250
Pantry, Inc.,
 10.250%, due 10/15/07..................................     200,000     189,000
Paxson Communications Corp.,
 11.625%, due 10/01/02..................................     450,000     460,125
 12.500%, due 10/31/06 (b)..............................         847     846,685
Pegasus Communications Corp., Class B,
 9.750%, due 12/01/06...................................     150,000     144,375
 12.500%, due 08/01/07..................................     550,000     585,750
Perry Ellis International, Inc.,
 12.250%, due 04/01/06..................................     650,000     617,500
Phillips Van-Heusen,
 9.500%, due 05/01/08...................................     250,000     227,500
Phoenix Color, Inc.,
 10.375%, due 02/01/09..................................     300,000     270,000
Pillowtex Corp., 10.000%, due 11/15/06..................     188,000      65,800
Pioneer Natural Resources Co.,
 9.625%, due 04/01/10...................................     360,000     371,746
Plains Resources, Inc., Class B,
 10.250%, due 03/15/06..................................     300,000     302,250
Premier Parks, Inc., (c)
 0.000%, due 04/01/08...................................     425,000     288,469
Protection One Alarm, Inc.,
 7.375%, due 08/15/05...................................     365,000     271,925
PSINet, Inc.,
 10.500%, due 12/01/06..................................     150,000     138,000
 11.000%, due 08/01/09..................................      86,000      79,550
 11.500%, due 11/01/08..................................     300,000     282,000
Qwest Communications International, Inc.,  (c)
 0.000%, due 10/15/07...................................     500,000     420,006
R. H. Donnelley, Inc.,
 9.125%, due 06/01/08...................................     190,000     178,838

================================================================================

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June 30, 2000
--------------------------------------------------------------------------------

                                                            Face
                                                           Amount        Value
                                                         -----------  ----------
RailWorks Corp., 11.500%, due 04/15/09.................. $   200,000  $  188,000
Rayovac Corp., Class B,
 10.250%, due 11/01/06..................................     300,000     307,500
RCN Corp., 10.000%, due 10/15/07........................     300,000     254,250
Samsonite Corp.,
 10.750%, due 06/15/08..................................     250,000     208,750
SBA Communications Corp., (c)
 0.000%, due 03/01/08...................................     390,000     274,950
Sbarro, Inc., 11.000%, due 09/15/09.....................     250,000     255,625
Scotts Co., 144A,
 8.625%, due 01/15/09...................................     285,000     273,600
Sequa Corp., 9.000%, due 08/01/09.......................     520,000     499,200
Simmons Co., 10.250%, due 03/15/09......................     200,000     177,500
Sinclair Broadcast Group,
 10.000%, due 09/30/05..................................     400,000     382,000
Sleepmaster, 11.000%, due 05/15/09......................     250,000     236,250
Spectrasite Holdings, Inc.,
 0.000%, due 07/15/08 (c)...............................     440,000     305,800
 0.000%, due 03/15/10, 144A (c).........................     190,000     103,550
 10.750%, due 03/15/10, 144A............................      95,000      94,763
Speedway Motorsports, Inc.,
 8.500%, due 08/15/07...................................     600,000     558,000
Station Casinos,Inc.,
 8.875%, due 12/01/08...................................      67,000      63,818
 9.875%, due 07/01/10, 144A.............................     450,000     451,125
Sterling Chemicals, Inc., Class B,
 12.375%, due 07/15/06..................................     160,000     162,400
Stone Container Corp.,
 10.750%, due 10/01/02..................................     250,000     253,437
T/SF Communications Corp., Class B,
 10.375%, due 11/01/07..................................     250,000     232,500
TeleCorp PCS, Inc.,
 0.000%, due 04/15/09 (c)...............................     700,000     456,750
Tenet Healthcare Corp., 144A,
 9.250%, due 09/01/10...................................     350,000     352,625
Trans-Resources, Inc., Class B, (c)
 0.000%, due 03/15/08...................................     650,000      58,500
Triad Hospitals Holdings, Inc.,
 11.000%, due 05/15/09..................................     229,000     234,153
Tritel PCS, Inc. (c),
 0.000%, due 05/15/09...................................     450,000     298,125
Triton PCS, Inc., (c)
 0.000%, due 05/01/08...................................   1,125,000     815,625
United Rentals, Inc., Class B,
 9.250%, due 01/15/09...................................      70,000      63,175
US Unwired, Inc., (c)
 0.000%, due 11/01/09...................................     800,000     434,000
Verio, Inc., 13.500%, due 06/15/04......................     450,000     507,937
Voicestream Wireless Corp.,
 10.375%, due 11/15/09.................................. $   550,000 $   569,250
Weirton Steel Corp.,
 11.375%, due 07/01/04..................................     200,000     188,000
Westpoint Stevens, Inc.,
 7.875%, due 06/15/05...................................     220,000     183,700
Williams Communications Group, Inc.,
 10.875%, due 10/01/09..................................     550,000     537,625
Winsloew Furniture, Inc., Class B,
 12.750%, due 08/15/07..................................      25,000      23,000
Winstar Communications, Inc., 144A,
 12.750%, due 04/15/10..................................     200,000     186,500
WMX Technologies, Inc.,
 6.250%, due 10/15/00...................................     365,000     362,055
                                                                     -----------
                                                                      42,694,366
                                                                     -----------

International Dollar Bonds -- 6.78%
Callahan Nordrhein-Westfalen, 144A,
 14.000%, due 07/15/10..................................     160,000     160,000
Clearnet Communications, (c)
 0.000%, due 12/15/05...................................     500,000     516,250
 0.000%, due 05/01/09...................................     250,000     150,000
Energis PLC, 9.750%, due 06/15/09.......................     250,000     245,000
Global Crossing Holding Ltd.,
 9.500%, due 11/15/09...................................     400,000     386,000
Imax, Corp., 7.875%, due 12/01/05.......................     250,000     226,250
Microcell Telecommunications, Inc.,
 Class B, (c)
 0.000%, due 06/01/06...................................     500,000     461,250
Norampac, Inc., 9.500%, due 02/01/08....................     140,000     135,100
Rogers Communications, Inc.,
 9.125%, due 01/15/06...................................     250,000     245,000
TeleWest Communications PLC,
 0.000%, due 10/01/07 (c)...............................     500,000     473,750
 0.000%, due 04/15/09 (c)...............................     500,000     270,000
United Pan-Europe Communications NV,
 11.500%, due 02/01/10..................................     225,000     200,250
United Pan-Europe Communications NV,
 Class B,
 0.000%, due 02/01/10 (c)...............................      25,000      11,750
 11.250%, due 02/01/10..................................     125,000     111,250
                                                                     -----------
                                                                       3,591,850
                                                                     -----------
Total U.S. Bonds (Cost $49,816,312).....................              46,286,216
                                                                     -----------

================================================================================
72

          High Yield Fund -- Schedule of Investments



June 30, 2000
--------------------------------------------------------------------------------

                                                          Shares       Value
                                                        ----------- -----------
Warrants -- 0.01%
Merrill Corp., 144A,
 Expires 05/01/09 (b).................................          325 $         3
Motient Corp., 144A,
 Expires 04/01/08 (b).................................          182       7,280
Winsloew Furniture, Inc., 144A,
 Expires 07/01/00 (b).................................           25         125
                                                                    -----------
Total Warrants (Cost $8,314)..........................                    7,408
                                                                    -----------

Short-Term Investments -- 19.21%
Investment Companies -- 19.21%
Brinson Supplementary Trust U.S. Cash
   Management Prime Fund
  (Cost $10,185,196)..................................   10,185,196 $10,185,196
                                                                    -----------
Total Investments
  (Cost $60,009,822) -- 106.54% (a)...................               56,478,820
Liabilities, less cash
  and other assets -- (6.54%).........................               (3,469,306)
                                                                    -----------
Net Assets -- 100%....................................              $53,009,514
                                                                    ===========
NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was
    $60,022,205; and net unrealized depreciation
    consisted of:
       Gross unrealized appreciation..................  $   341,964
       Gross unrealized depreciation..................   (3,885,349)
                                                        -----------
             Net unrealized depreciation..............  $(3,543,385)
                                                        ===========

(b) Non-income producing security
(c) Step bonds - coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2000. Maturity date disclosed is the ultimate maturity date.

144A: Security exempt from registration under Rue 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2000, the value of these securities amounted to $3,731,396 or 7.04% of net assets.

================================================================================
                 See accompanying note to financial statements.

          Global (Ex-U.S.) Equity Fund

--------------------------------------------------------------------------------

[LOGO] The Brinson Global (Ex-U.S.) Equity Fund Class I has provided an annualized return of 8.61% since its inception on August 31, 1993. Over the same period, its benchmark, the MSCI World Ex USA (Free) Index, has produced a return of 9.93%. The Fund's performance was achieved with a volatility or risk of 12.92%, considerably below the 14.38% volatility of the benchmark. Calendar year-to-date, the Fund returned -3.90%, underperforming the benchmark return of -2.99%. During the second quarter, returns were dominated by "old economy" stocks, and the Fund outperformed the benchmark by 387 basis points.

          Trends of the last two years show a remarkable divergence between the performance of "new economy" and "old economy" sectors. In contrast to recent bull markets, the current price appreciation has been limited to narrow groups of technology, media and telecommunications (TMT) stocks. This phenomenon, while originally most prevalent in the U.S. where it began, has proliferated into all developed equity markets. As such, we hold significant underweights to TMT sectors. This strategy began to pay off in the second quarter as investors began to question whether TMT companies can grow and increase earnings fast enough and for long enough to justify their high valuations.

          While we are skeptical of inflated equity investment expectations, we understand and appreciate the role of new and emerging technology in business. Our analysis is focused on investing in companies with solid fundamentals as well as promising uses for new technologies. Specifically, we see opportunities in some "old economy" sectors such as utilities, diversified financials, and food, beverages and tobacco where some companies are leveraging their skills, assets and competitive positions to take advantage of the Internet.

          With respect to countries, we increased our underweights to Canada, Europe (ex-UK) and the EMU region during the quarter where our analysis indicates overvaluation. After a few periods of outperformance in Japan, we sold some Japanese holdings and employed the proceeds in the UK market. We still maintain a modest overweight to Japan to capture opportunities that are coming from the ongoing restructuring of the corporate sector in the region. The restructuring trend is breaking old business molds and bringing much needed efficiencies to many companies. The Fund's regional weightings added modestly to returns during the quarter.

          ======================================================================

     Global (Ex-U.S.) Equity Fund

--------------------------------------------------------------------------------

[LOGO]    Total Return

                                                            6 months    1 year    3 years    5 years   Inception*
                                                             ended      ended      ended      ended        to
                                                            6/30/00    6/30/00    6/30/00    6/30/00    6/30/00
          -------------------------------------------------------------------------------------------------------
          Brinson Global (Ex-U.S.) Equity Fund Class I       -3.90%     11.76%     6.66%      12.52%      8.61%
          -------------------------------------------------------------------------------------------------------
          Brinson Global (Ex-U.S.) Equity Fund Class N       -3.96      11.51      6.37         N/A       6.37
          -------------------------------------------------------------------------------------------------------
          MSCI World Ex USA (Free) Index                     -2.99      18.78     10.52       11.75       9.93
          -------------------------------------------------------------------------------------------------------

          * Performance inception date of the Brinson Global (Ex-U.S.) Equity Fund Class I and the MSCI World Ex USA (Free) Index is 8/31/93, and inception date of Class N is 6/30/97.

          Performance is net of withholding taxes on dividends.

          Total return includes reinvestment of all capital gain and income distributions.

          All total returns in excess of 1 year are average annualized returns

          Illustration of an Assumed Investment of $1,000,000/

          This chart shows the growth in the value of an investment in the Brinson Global (Ex-U.S.) Equity Fund Class I and the MSCI World Ex USA
          (Free) Index if you had invested $1,000,000 on August 31, 1993, and had reinvested all your income dividends and capital gain distributions through June 30, 2000. The performance of Class N shares will vary based upon the different inception dates and class specific expenses. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

          Brinson Global (Ex-U.S.) Equity Fund Class I vs. MSCI World Ex USA (Free) Index

          Wealth Value with Dividends Reinvested

          [GRAPH APPEARS HERE]


          ----------------------------------------------
                  Label            A             B
          ----------------------------------------------
          Label
          ----------------------------------------------
           1     8/31/93      $1,000,000     $1,000,000
          ----------------------------------------------
           2     9/30/93        $972,000       $976,801
          ----------------------------------------------
           3    10/31/93        $997,000     $1,009,608
          ----------------------------------------------
           4    11/30/93        $929,000       $923,179
          ----------------------------------------------
           5    12/31/93        $965,000       $988,754
          ----------------------------------------------
           6     1/31/94      $1,033,606     $1,070,906
          ----------------------------------------------
           7     2/28/94      $1,002,558     $1,065,670
          ----------------------------------------------
           8     3/31/94        $957,488     $1,019,802
          ----------------------------------------------
           9     4/30/94        $984,530     $1,061,899
          ----------------------------------------------
          10     5/31/94        $985,531     $1,056,878
          ----------------------------------------------
          11     6/30/94        $975,547     $1,068,786
          ----------------------------------------------
          12     7/31/94        $990,648     $1,080,676
          ----------------------------------------------
          13     8/31/94      $1,019,844     $1,107,766
          ----------------------------------------------
          14     9/30/94        $990,648     $1,075,157
          ----------------------------------------------
          15    10/31/94      $1,007,763     $1,109,504
          ----------------------------------------------
          16    11/30/94        $974,540     $1,055,989
          ----------------------------------------------
          17    12/31/94        $974,540     $1,062,774
          ----------------------------------------------
          18     1/31/95        $940,310     $1,021,304
          ----------------------------------------------
          19     2/28/95        $936,283     $1,020,965
          ----------------------------------------------
          20     3/31/95        $952,391     $1,083,956
          ----------------------------------------------
          21     4/30/95        $983,601     $1,124,094
          ----------------------------------------------
          22     5/31/95        $984,608     $1,113,640
          ----------------------------------------------
          23     6/30/95        $974,540     $1,095,525
          ----------------------------------------------
          24     7/31/95      $1,032,932     $1,161,851
          ----------------------------------------------
          25     8/31/95      $1,049,040     $1,119,130
          ----------------------------------------------
          26     9/30/95      $1,066,155     $1,140,633
          ----------------------------------------------
          27    10/31/95      $1,056,087     $1,111,131
          ----------------------------------------------
          28    11/30/95      $1,082,263     $1,142,655
          ----------------------------------------------
          29    12/31/95      $1,126,103     $1,187,456
          ----------------------------------------------
          30     1/31/96      $1,148,603     $1,195,638
          ----------------------------------------------
          31     2/29/96      $1,144,317     $1,199,070
          ----------------------------------------------
          32     3/31/96      $1,159,318     $1,224,309
          ----------------------------------------------
          33     4/30/96      $1,202,176     $1,260,387
          ----------------------------------------------
          34     5/31/96      $1,196,819     $1,238,760
          ----------------------------------------------
          35     6/30/96      $1,204,891     $1,244,668
          ----------------------------------------------
          36     7/31/96      $1,171,452     $1,208,125
          ----------------------------------------------
          37     8/31/96      $1,176,845     $1,213,344
          ----------------------------------------------
          38     9/30/96      $1,212,442     $1,246,309
          ----------------------------------------------
          39    10/31/96      $1,209,206     $1,237,797
          ----------------------------------------------
          40    11/30/96      $1,270,691     $1,289,539
          ----------------------------------------------
          41    12/31/96      $1,269,637     $1,271,887
          ----------------------------------------------
          42     1/31/97      $1,262,768     $1,232,998
          ----------------------------------------------
          43     2/28/97      $1,283,375     $1,251,330
          ----------------------------------------------
          44     3/31/97      $1,291,389     $1,251,910
          ----------------------------------------------
          45     4/30/97      $1,300,548     $1,259,870
          ----------------------------------------------
          46     5/31/97      $1,385,267     $1,343,159
          ----------------------------------------------
          47     6/30/97      $1,449,115     $1,414,422
          ----------------------------------------------
          48     7/31/97      $1,475,588     $1,440,682
          ----------------------------------------------
          49     8/31/97      $1,371,998     $1,332,372
          ----------------------------------------------
          50     9/30/97      $1,449,115     $1,407,165
          ----------------------------------------------
          51    10/31/97      $1,358,186     $1,301,262
          ----------------------------------------------
          52    11/30/97      $1,335,166     $1,285,972
          ----------------------------------------------
          53    12/31/97      $1,342,509     $1,298,199
          ----------------------------------------------
          54     1/31/98      $1,387,259     $1,353,933
          ----------------------------------------------
          55     2/28/98      $1,460,600     $1,441,984
          ----------------------------------------------
          56     3/31/98      $1,516,538     $1,488,747
          ----------------------------------------------
          57     4/30/98      $1,528,968     $1,500,225
          ----------------------------------------------
          58     5/31/98      $1,528,968     $1,493,504
          ----------------------------------------------
          59     6/30/98      $1,518,353     $1,499,791
          ----------------------------------------------
          60     7/31/98      $1,533,349     $1,509,693
          ----------------------------------------------
          61     8/31/98      $1,343,399     $1,316,941
          ----------------------------------------------
          62     9/30/98      $1,310,908     $1,279,306
          ----------------------------------------------
          63    10/31/98      $1,412,131     $1,412,768
          ----------------------------------------------
          64    11/30/98      $1,484,612     $1,484,565
          ----------------------------------------------
          65    12/31/98      $1,535,729     $1,540,540
          ----------------------------------------------
          66     1/31/99      $1,531,928     $1,540,310
          ----------------------------------------------
          67     2/28/99      $1,482,511     $1,501,564
          ----------------------------------------------
          68     3/31/99      $1,525,592     $1,563,641
          ----------------------------------------------
          69     4/30/99      $1,596,550     $1,631,168
          ----------------------------------------------
          70     5/31/99      $1,512,921     $1,547,714
          ----------------------------------------------
          71     6/30/99      $1,573,726     $1,607,444
          ----------------------------------------------
          72     7/31/99      $1,619,637     $1,653,940
          ----------------------------------------------
          73     8/31/99      $1,610,710     $1,658,379
          ----------------------------------------------
          74     9/30/99      $1,603,058     $1,676,897
          ----------------------------------------------
          75    10/31/99      $1,641,317     $1,741,712
          ----------------------------------------------
          76    11/30/99      $1,680,851     $1,802,394
          ----------------------------------------------
          77    12/31/99      $1,830,034     $1,968,326
          ----------------------------------------------
          78   1/31/2000      $1,691,356     $1,848,755
          ----------------------------------------------
          79   2/29/2000      $1,696,540     $1,900,648
          ----------------------------------------------
          80   3/31/2000      $1,752,270     $1,978,709
          ----------------------------------------------
          81   4/30/2000      $1,683,579     $1,875,811
          ----------------------------------------------
          82   5/31/2000      $1,666,731     $1,830,374
          ----------------------------------------------
          83   6/30/2000      $1,758,751     $1,909,385
          ----------------------------------------------

          Funds returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

          ======================================================================

          Global (Ex-U.S.) Equity Fund

--------------------------------------------------------------------------------

[LOGO]    Industry Diversification

          As a Percent of Net Assets

          As of June 30, 2000
          ----------------------------------------------------------------------
          GLOBAL (EX-U.S.) EQUITIES

          Aerospace & Military.............................   0.36%
          Airlines.........................................   0.78
          Appliances & Households..........................   2.46
          Autos/Durables...................................   2.19
          Banking..........................................  11.42
          Beverages & Tobacco..............................   3.66
          Broadcasting & Publishing........................   4.78
          Building Materials...............................   0.50
          Business & Public Service........................   1.71
          Chemicals........................................   3.15
          Computer Software................................   0.59
          Consumer.........................................   0.39
          Data Processing..................................   2.36
          Electric Components..............................   2.07
          Electronics......................................   4.84
          Energy...........................................   5.03
          Financial Services...............................   4.27
          Food & House Products............................   3.89
          Forest Products..................................   0.48
          Health & Personal Care...........................   7.82
          Industrial Components............................   0.76
          Insurance........................................   5.83
          Leisure & Tourism................................   0.48
          Machinery & Engineering..........................   1.81
          Merchandising....................................   1.00
          Metals-Steel.....................................   0.38
          Multi-Industry...................................   0.20
          Non-Ferrous Metals...............................   0.76
          Non-Durables.....................................   0.06
          Real Estate......................................   1.10
          Recreation.......................................   0.67
          Services/Miscellaneous...........................   0.02
          Telecommunications...............................  13.33
          Transportation...................................   2.25
          Utilities........................................   5.18
          Wholesale & International Trade..................   0.20
                                                            ------
          Total Global (Ex-U.S.) Equities..................  96.78
          CONVERTIBLE BONDS................................   0.03
          WARRANTS.........................................   0.04
          SHORT-TERM INVESTMENTS...........................   1.23
                                                            ------
          TOTAL INVESTMENTS................................  98.08
          CASH AND OTHER ASSETS,
          LESS LIABILITIES.................................   1.92
                                                            ------
          NET ASSETS....................................... 100.00%
                                                            ======

          Market and Currency Strategy

          As of June 30, 2000
                                  Fund                   Benchmark
                            -------------------    ---------------------
                             Market   Currency       Market    Currency
                            Strategy  Strategy      Strategy   Strategy
          --------------------------------------------------------------
          Australia           4.49%    10.49%         2.61%      2.61%
          Austria             0.08      0.00          0.19       0.00
          Belgium             1.17      0.00          0.73       0.00
          Canada              3.53      5.13          5.13       5.13
          Denmark             0.58      0.74          0.74       0.74
          Euro                0.00     47.42          0.00      35.44
          Finland             2.37      0.00          2.96       0.00
          France              9.96      0.00         10.80       0.00
          Germany             5.31      0.00          8.12       0.00
          Hong Kong           0.39      0.00          1.97       1.97
          Ireland             0.76      0.00          0.34       0.00
          Italy               4.10      0.00          4.19       0.00
          Japan              27.50     15.50         25.50      25.50
          Netherlands         6.34      0.00          5.16       0.00
          New Zealand         0.25      0.25          0.14       0.14
          Norway              0.00      0.35          0.35       0.35
          Portugal            1.52      0.00          0.44       0.00
          Singapore           0.71      0.92          0.92       0.92
          Spain               1.91      0.00          2.51       0.00
          Sweden              3.41      3.18          3.18       3.18
          Switzerland         3.60      5.49          5.49       5.49
          U.K.               22.02     10.53         18.53      18.53
          --------------------------------------------------------------
                            100.00%   100.00%       100.00%    100.00%


          Top Ten Global (Ex-U.S.) Equity Holdings


          As of June 30, 2000

                                                            Percent of
                                                            Net Assets
          --------------------------------------------------------------
           1. Glaxo Wellcome PLC                                2.02%
           2. Nippon Telegraph & Telephone Corp.                1.86
           3. BP Amoco PLC                                      1.61
           4. Total Fina S.A., Class B                          1.50
           5. Heineken NV                                       1.47
           6. Fujitsu                                           1.32
           7. Allianz AG                                        1.27
           8. Marconi PLC                                       1.26
           9. NEC Corp.                                         1.25
          10. Ericsson, B Shares                                1.25
          --------------------------------------------------------------

================================================================================

          Global (Ex-U.S.) Equity Fund -- Schedule of Investments

June 30, 2000

--------------------------------------------------------------------------------

                                                      Shares          Value
                                                    ---------      ------------

Global (Ex-U.S.) Equities -- 96.78%

Australia -- 4.40%
Amcor Ltd...........................................   76,940      $    269,823
Amp Ltd.............................................   82,400           841,038
Boral Ltd...........................................  138,300           174,374
Brambles Industries Ltd.............................   27,140           836,511
Broken Hill Proprietary Co., Ltd....................  105,320         1,248,871
CSR Ltd.............................................   82,190           228,969
Howard Smith Ltd....................................   64,800           317,472
Lend Lease Corp., Ltd...............................   69,396           887,803
National Australia Bank Ltd.........................  101,748         1,704,271
National Australia Bank Ltd., Preferred.............   29,800           843,712
News Corp., Ltd.....................................  183,588         2,535,198
News Corp., Ltd., Preferred.........................   80,079           969,520
Origin Energy Ltd. (b)..............................  158,600           153,309
Qantas Airways Ltd..................................  106,438           216,000
QBE Insurance Group Ltd.............................  160,688           788,409
Rio Tinto Ltd.......................................   45,960           762,128
Santos Ltd..........................................  139,861           427,419
Telstra Corp., Ltd..................................  519,710         2,115,585
Westpac Banking Corp., Ltd..........................  276,541         2,000,720
WMC Ltd.............................................   79,870           358,359
Woolworth's Ltd.....................................  188,760           698,687
                                                                   ------------
                                                                     18,378,178
                                                                   ------------

Austria -- 0.10%
Austria Tabakwerke AG...............................   11,280           419,544
                                                                   ------------
Belgium -- 1.19%
Electrabel S.A......................................    8,820         2,188,957
Fortis B............................................   95,867         2,801,049
                                                                   ------------
                                                                      4,990,006
                                                                   ------------

Canada -- 2.45%
Agrium, Inc.........................................   71,480           612,672
Alcan Aluminum Ltd..................................   19,140           594,209
Bank of Montreal....................................    7,510           316,782
Canadian National Railway Co........................   37,380         1,087,317
Canadian Pacific Ltd................................   44,414         1,151,041
Hudson's Bay Co.....................................   82,220           871,198
Imperial Oil Ltd....................................   21,460           523,574
Magna International, Inc., Class A..................   16,560           777,315
NOVA Chemicals Corp.................................   45,321           951,261
Potash Corporation of Saskatchewan, Inc.............    8,760           478,882
Royal Bank of Canada................................   23,420         1,197,317
Shaw Communications, Inc., Class B..................   40,260           991,760
TransCanada Pipelines Ltd...........................   18,976           144,718
Westcoast Energy, Inc...............................   35,520           546,572
                                                                   ------------
                                                                     10,244,618
                                                                   ------------

Denmark -- 0.60%
Tele Danmark A/S....................................   36,750         2,483,874
                                                                   ------------


Finland -- 2.36%
Metso Oyj...........................................   55,191           666,615
Nokia Oyj...........................................   86,792         4,446,968
Sampo Insurance Co., Ltd., Series A.................   70,692         2,880,022
UPM-Kymmene Corp....................................   74,989         1,868,992
                                                                   ------------
                                                                      9,862,597
                                                                   ------------

France -- 9.89%
Air France (b)......................................   65,770      $  1,141,151
Air Liquide.........................................   20,315         2,660,138
Alcatel.............................................   46,755         3,079,083
Alcatel S.A. ADR....................................   37,673         2,505,255
Aventis S.A. Class A................................   39,162         2,869,980
Axa.................................................    4,401           696,100
Banque Nationale de Paris...........................   45,847         4,430,044
Cie de Saint Gobain.................................   12,488         1,695,090
CSF Thomson.........................................   37,581         1,486,395
France Telecom S.A..................................   22,831         3,204,074
Groupe Danone.......................................   17,792         2,370,698
L'Oreal S.A.........................................    1,773         1,541,532
Schneider Electric S.A..............................   22,268         1,558,263
Societe Generale....................................   55,160         3,331,205
Suez Lyonnaise des Eaux S.A.........................    6,066         1,067,026
Total Fina S.A., Class B............................   40,799         6,281,041
Vivendi.............................................   15,932         1,411,932
                                                                   ------------
                                                                     41,329,007
                                                                   ------------

Germany -- 4.64%
Allianz AG..........................................   14,878         5,309,751
Bayer AG............................................   98,866         3,800,388
Bayerische Motoren Werke AG.........................   50,110         1,532,328
Continental AG......................................   51,890           875,453
E.on AG.............................................   75,928         3,675,614
SAP AG..............................................    9,420         1,430,351
Siemens AG..........................................   17,850         2,683,001
Volkswagen AG.......................................    1,800            69,537
                                                                   ------------
                                                                     19,376,423
                                                                   ------------

Hong Kong -- 0.32%
Henderson Land Development Co., Ltd.................  307,000         1,350,827
                                                                   ------------


Ireland -- 0.76%
Bank of Ireland.....................................  195,955         1,231,305
Eircom PLC..........................................  719,030         1,929,930
                                                                   ------------
                                                                      3,161,235
                                                                   ------------


Italy -- 3.63%
Assicurazioni Generali..............................   61,446         2,114,583
ENI Spa.............................................  666,000         3,862,479
ENI Spa ADR.........................................   10,352           602,357
Rinascente Spa......................................  129,140           735,333
San Paolo-imi Spa...................................  165,610         2,951,226
Telecom Italia Mobile Spa...........................  266,000         2,728,362
Telecom Italia Spa..................................  156,000         2,153,395
                                                                   ------------
                                                                     15,147,735
                                                                   ------------

Japan -- 26.23%
Acom Co., Ltd.......................................   22,200         1,871,594
Asahi Bank Ltd......................................  153,000           644,941
Bank of Tokyo-Mitsubushi Ltd........................  236,000         2,857,294
Benesse Corp........................................    9,900           687,727
Bridgestone Corp....................................   53,000         1,124,569
Canon, Inc..........................................   87,000         4,341,572
Dai Nippon Printing Co., Ltd........................   61,000         1,077,539
Dai-Ichi Kangyo Bank................................   92,000           699,967
Daikin Industries Ltd...............................   39,000           908,605
Denso Corp..........................................   48,000         1,170,455
East Japan Railway Co...............................      294         1,711,677
Fanuc...............................................   22,200         2,263,957

================================================================================

          Global (Ex-U.S.) Equity Fund -- Schedule of Investments

June 30, 2000

--------------------------------------------------------------------------------

                                                      Shares          Value
                                                    ---------      ------------
Fuji Bank Ltd.......................................  149,000      $  1,135,050
Fuji Photo Film Co., Ltd............................   37,000         1,517,698
Fujitsu.............................................  159,000         5,515,146
Hitachi Ltd.........................................  142,000         2,053,400
Honda Motor Co......................................   87,000         2,968,385
Hoya Corp...........................................   18,000         1,616,181
Ito Yokado Co., Ltd.................................   18,000         1,085,393
Kamigumi Co., Ltd...................................  176,000           929,861
Kao Corp............................................   71,000         2,174,188
Kirin Brewery Co., Ltd..............................   79,000           989,320
Kuraray Co., Ltd....................................  139,000         1,597,505
Kyocera Corp........................................    2,700           459,080
Matsushita Electric Industrial Co...................  135,000         3,508,813
Mitsubishi Corp.....................................   91,000           824,810
Mitsubishi Estate Co., Ltd..........................  201,000         2,370,852
Mitsubishi Trust and Banking Corp...................   67,000           521,157
Murata Manufacturing Co., Inc.......................    8,000         1,150,796
NEC Corp............................................  166,000         5,224,517
NGK Insulators......................................  119,000         1,477,870
Nintendo Corp., Ltd.................................   16,100         2,818,128
Nippon Steel Co.....................................  757,000         1,595,492
Nippon Telegraph & Telephone Corp...................      584         7,782,619
Nissin Food Products Co.............................   35,500           905,912
Nomura Securities Co., Ltd..........................  166,000         4,071,358
Omron Corp..........................................   25,000           680,497
Orix Corp...........................................   13,200         1,952,460
Rohm Co.............................................    2,600           761,779
Sankyo Pharm Co., Ltd...............................   77,000         1,742,970
Santen Pharmaceutical Co., Ltd......................   45,000         1,088,795
Secom Co., Ltd......................................   29,000         2,124,191
Shin-Etsu Chemical Co., Ltd.........................   25,000         1,271,206
Softbank Corp.......................................    7,600         1,034,356
Sony Corp...........................................   50,000         4,678,418
Sumitomo Bank.......................................  147,000         1,806,153
Sumitomo Chemical Co................................  295,000         1,778,838
Sumitomo Electric Industries........................   62,000         1,065,318
Taiheiyo Cement Corp................................      600             1,259
Takeda Chemical Industries..........................   45,000         2,960,163
Takefuji Corp.......................................    8,500         1,029,110
TDK Corp............................................   20,000         2,880,771
Tokio Marine & Fire Insurance Co....................  104,000         1,203,119
Tokyo Electric Power................................   13,600           332,272
Tokyo Gas Co., Ltd..................................  434,000         1,222,362
Toyoda Automatic Loom Works.........................   18,000           390,435
Toyota Motor Corp...................................   83,000         3,788,951
Yamanouchi Pharmaceutical Co., Ltd..................   18,000           985,020
Yamato Transport Co., Ltd...........................   46,000         1,145,598
                                                                   ------------
                                                                    109,577,469
                                                                   ------------

Netherlands -- 6.42%
ABN AMRO Holdings NV................................   85,487         2,102,777
Aegon NV............................................  101,708         3,633,717
Elsevier NV.........................................  320,850         3,903,015
Heineken NV.........................................  100,500         6,141,619
ING Groep NV........................................   52,923         3,591,818
Philips Electronics NV..............................   34,900         1,652,681
TNT Post Group NV...................................   55,421         1,500,823
Wolters Kluwer NV...................................  160,799         4,300,551
                                                                   ------------
                                                                     26,827,001
                                                                   ------------

New Zealand -- 0.21%
Auckland International Airport Ltd..................  104,810      $    124,349
Carter Holt Harvey Ltd..............................  163,140           142,092
Lion Nathan Ltd.....................................  122,170           273,209
Telecom Corp. of New Zealand Ltd....................   97,890           343,346
                                                                   ------------
                                                                        882,996
                                                                   ------------

Portugal -- 1.56%
Brisa-Auto Estradas de Portugal S.A.................  176,007         1,521,854
Electricidade de Portugal S.A.......................   81,894         1,493,135
Portugal Telecom....................................  309,345         3,487,282
                                                                   ------------
                                                                      6,502,271
                                                                   ------------


Singapore -- 0.74%
DBS Group Holdings Ltd..............................   58,000           744,708
SIA Engineering Co., Ltd. (b).......................  188,000           210,943
Singapore Airport Terminal Services Ltd. (b)........   67,000            81,376
Singapore Press Holdings Ltd........................   27,975           436,857
United Overseas Bank Ltd............................  250,360         1,636,245
                                                                   ------------
                                                                      3,110,129
                                                                   ------------


Spain -- 2.95%
Altadis S.A.........................................  182,292         2,811,643
Banco Popular Espanol S.A...........................   85,452         2,654,018
Banco Santander Central Hispano S.A.................  216,733         2,295,746
Endesa S.A..........................................   69,958         1,360,680
Telefonica S.A. (b).................................  148,026         3,192,693
                                                                   ------------
                                                                     12,314,780
                                                                   ------------


Sweden -- 3.33%
Electrolux AB, B Shares.............................  135,090         2,102,358
Ericsson, B Shares..................................  262,560         5,223,660
Investor AB, B Shares...............................  128,160         1,760,720
Nordic Baltic Holdings AB...........................  435,550         3,302,255
Swedish Match AB....................................  496,670         1,540,238
                                                                   ------------
                                                                     13,929,231
                                                                   ------------


Switzerland -- 3.75%
Givaudan (b)........................................      269            82,134
Nestle S.A. (Reg.)..................................    1,976         3,967,554
New ABB Ltd.........................................   16,203         1,945,536
Novartis AG (Reg.)..................................    3,039         4,829,209
Roche Holding AG (Gen.).............................      269         2,626,973
Swisscom AG (Reg.)..................................    6,343         2,203,920
                                                                   ------------
                                                                     15,655,326
                                                                   ------------


United Kingdom -- 21.25%
Allied Zurich PLC...................................  140,194         1,658,642
AstraZeneca PLC.....................................   41,094         1,919,234
BP Amoco PLC........................................  701,884         6,736,726
British Airways PLC.................................  291,879         1,679,116
British Telecommunications PLC......................  360,551         4,661,427
Charter PLC.........................................  320,907         1,850,966
De Vere Group PLC...................................   80,888           377,163
Diageo PLC..........................................  302,322         2,714,056
FKI PLC.............................................  332,763         1,183,851
Glaxo Wellcome PLC..................................  288,962         8,429,790
House of Fraser PLC.................................  357,685           261,001
HSBC Holdings PLC...................................  139,884         1,599,915
Invensys PLC........................................  133,000           499,341
Kelda Group PLC.....................................  383,011         1,872,872

================================================================================
78

          Global (Ex-U.S.) Equity Fund -- Schedule of Investments

June 30, 2000

--------------------------------------------------------------------------------

                                                      Shares          Value
                                                    ---------      ------------
Lloyds TSB Group PLC..............................    539,725      $  5,098,606
Marconi PLC.......................................    405,269         5,276,381
Marks & Spencer PLC...............................    356,624         1,253,893
National Power PLC................................    383,314         2,443,043
Nycomed Amersham PLC..............................    227,876         2,263,063
Peninsular & Oriental Steam Navigation Co.........    108,517           929,841
Powergen PLC......................................    201,812         1,726,194
Prudential Corp. PLC..............................    160,964         2,358,840
Reckitt & Benckiser PLC...........................    102,497         1,148,252
Reed International PLC............................    307,307         2,675,067
RJB Mining PLC....................................    262,602           222,628
Royal & Sun Alliance Insurance Group PLC..........    442,733         2,875,368
Royal Bank of Scotland Group PLC..................    197,168         3,301,307
Scottish & Newcastle PLC..........................     50,000           408,372
Scottish & Southern Energy PLC....................    305,875         2,806,150
Shell Transport & Trading Co......................    289,404         2,416,264
SmithKline Beecham PLC............................    105,000         1,374,991
Tesco PLC.........................................    782,592         2,434,678
Thames Water PLC..................................     94,744         1,226,343
Trinity Mirror PLC................................    177,566         1,594,075
Unilever PLC......................................    413,082         2,501,443
United News & Media PLC...........................    177,609         2,554,365
Vodafone Group PLC................................  1,105,309         4,467,754
                                                                   ------------
                                                                     88,801,018
                                                                   ------------
Total Global (Ex-U.S.) Equities
  (Cost $310,362,667).............................                  404,344,265
                                                                   ------------


                                                       Face
                                                      Amount         Value
                                                     --------       -------
Convertible Bonds -- 0.03%
Australia -- 0.03%
Burns Philp Food North America, Inc.,
  7.500%, due 08/15/03
  (Cost $65,332)..............................AUD    1,228,664     $    132,046
                                                                   ------------


                                                      Shares
                                                     --------
Warrants -- 0.04%
Australia -- 0.04%
Burns, Philip & Co., Ltd. (b)
  (Cost $82,131)..............................       1,228,664          165,980
                                                                   ------------


Short-Term Investments -- 1.23%

Investment Companies -- 1.23%
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund
  (Cost $5,129,357)...........................       5,129,357        5,129,357
                                                                   ------------

Total Investments
  (Cost $315,639,487) -- 98.08% (a)...........                      409,771,648
                                                                   ------------

Cash and other assets,
less liabilities -- 1.92%.....................                        8,032,897
                                                                   ------------
Net Assets -- 100%............................                     $417,804,545
                                                                   ============

              See accompanying notes to schedule of investments.

================================================================================
                                                                              79

          Global (Ex-U.S.) Equity Fund -- Schedule of Investments

June 30, 2000

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $320,511,470; and net unrealized appreciation consisted of:

          Gross unrealized appreciation.........................   $107,013,078
          Gross unrealized depreciation.........................    (17,752,900)
                                                                   ------------
                Net unrealized appreciation.....................   $ 89,260,178
                                                                   ============


(b) Non-income producing security

FORWARD FOREIGN CURRENCY CONTRACTS

The Global (Ex-U.S.) Equity Fund had the following open forward foreign currency contracts as of June 30, 2000:

                                                      Settlement           Local                Current            Unrealized
                                                         Date             Currency               Value             Gain/(Loss)
                                                      ----------          --------              -------            -----------
Forward Foreign Currency Buy Contracts
Australian Dollar..................................    08/08/00            41,200,000         $ 24,752,327        $   (797,456)
British Pound......................................    08/08/00            12,350,000           18,710,420               5,189
Canadian Dollar....................................    08/08/00            13,800,000            9,322,435            (200,752)
Euro...............................................    08/08/00            90,900,000           87,351,771          (1,985,349)
Japanese Yen.......................................    08/08/00         2,320,000,000           22,085,399              (2,988)
Swedish Krona......................................    08/08/00           120,000,000           13,722,786            (361,721)
Swiss Franc........................................    08/08/00            14,000,000            8,641,869            (126,216)

Forward Foreign Currency Sale Contracts
British Pound......................................    08/08/00            40,850,000           61,888,313           2,500,938
Canadian Dollar....................................    08/08/00             3,900,000            2,634,601              (4,087)
Euro...............................................    08/08/00            29,200,000           28,060,195            (436,190)
Japanese Yen.......................................    08/08/00         7,670,000,000           73,015,089            (271,531)
Swedish Krona......................................    08/08/00           120,000,000           13,722,786             192,113
Swiss Franc........................................    08/08/00             4,500,000            2,777,743             (94,860)
                                                                                                                  ------------
   Total...........................................                                                               $ (1,582,910)
                                                                                                                  ============

================================================================================
80              See accompanying notes to financial statements.

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                                                                              81

                   THE BRINSON FUNDS -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2000
                                        Global                Global Equity          Global     Global
                                        Fund                    Fund              Technology   Biotech     Global Bond
                                                                                     Fund       Fund          Fund
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at cost:
  Unaffiliated issuers.............      $   301,007,938       $  56,332,868     $  499,543   $  638,088   $  45,532,378
  Affiliated issuers...............           40,410,397           2,453,941             --           --       5,419,195
 Foreign currency, at cost.........              231,280              66,558             --           --         133,064
                                         ---------------     ---------------  -------------  -----------   -------------
                                         $   341,649,615       $  58,853,367     $  499,543   $  638,088   $  51,084,637
                                         ===============     ===============  =============  ===========   =============
 Investments, at value:
  Unaffiliated issuers.............      $   297,391,988       $  64,620,012     $  546,279   $  738,295   $  43,089,980
  Affiliated issuers...............           47,160,789           2,453,941             --           --       5,419,195
 Foreign currency, at value........              231,198              67,086             --           --         135,332
 Cash..............................                   --                  --             --           --             995
 Receivables:
  Investment securities  sold......            1,770,059           1,841,960         21,621       17,575       5,678,145
  Due from Advisor.................                                       --          4,090        3,257              --
  Dividends........................              193,493             107,552             46           --              --
  Interest.........................            1,356,426               1,236            177          317         675,892
  Fund shares sold.................            2,069,859              31,893         27,791      101,961         301,765
  Variation margin.................                   --                  --             --           --              --
 Other assets......................                2,184               1,383             --           --              --
 Net unrealized appreciation on forward
   foreign currency contracts......                   --             413,613             --           --              --
                                         ---------------     ---------------  -------------  -----------  --------------
 TOTAL ASSETS......................          350,175,996          69,538,676        600,004      861,405      55,301,304
LIABILITIES:.......................      ---------------     ---------------  -------------  -----------  --------------
 Payables:
  Securities loaned................           51,691,365                  --             --           --              --
  Investment securities purchased..            2,309,632             201,585         18,310       10,188         213,960
  Investment advisory fees.........              194,797              40,447             --           --          22,948
  Fund shares redeemed.............            1,661,002             359,432             --           --       9,370,003
  Variation margin.................              272,146                  --             --           --              --
  Due to custodian bank............                   --                  --             --        8,854              --
  Accrued expenses.................              142,980              73,929          3,034        1,925          58,262
 Net unrealized depreciation on forward
  foreign currency contracts.......              689,875                  --             --           --          54,907
                                         ---------------     ---------------  -------------  -----------  --------------
   TOTAL LIABILITIES...............           56,961,797             675,393         21,344       20,967       9,720,080
                                         ---------------     ---------------  -------------  -----------  --------------
NET ASSETS.........................      $   293,214,199       $  68,863,283     $  578,660   $  840,438   $  45,581,224
                                         ===============     ===============  =============  ===========   =============
NET ASSETS CONSIST OF:
 Paid in capital...................      $   287,633,867       $  55,848,764     $  530,572   $  732,490   $  55,033,793
 Accumulated
 undistributed net
 investment income.................                   --                  --             --           --         335,909
 Accumulated net realized
 gain (loss).......................            2,362,694           4,303,083          1,352        7,741      (7,333,042)
 Net unrealized
 appreciation
 (depreciation)....................            3,217,638           8,711,436         46,736      100,207      (2,455,436)
                                         ---------------     ---------------  -------------  -----------  --------------
   NET ASSETS......................      $   293,214,199       $  68,863,283     $  578,660   $  840,438   $  45,581,224
                                         ===============     ===============  =============  ===========   =============
BRINSON CLASS I
 Net assets........................      $   284,228,604       $  40,538,328     $  223,553   $  691,460    $ 43,466,600
                                         ===============     ===============  =============  ===========   =============
 Shares outstanding................           25,255,651           3,249,678         19,786       57,263       4,825,867
                                         ===============     ===============  =============  ===========   =============
 Net asset value,
 offering and redemption
 price per share...................      $         11.25       $       12.47     $    11.30   $    12.08            9.01
BRINSON CLASS N:...................      ===============     ===============  =============  ===========   =============
 Net assets........................      $       202,037       $     224,292     $    1,130   $    1,207    $        782
                                         ---------------     ---------------  -------------  -----------   -------------
 Shares outstanding................               18,035              18,033            100          100              86
                                         ===============     ===============  =============  ===========   =============
 Net asset value, offering and redemption
   Price per share.................      $         11.20       $       12.44     $    11.30   $    12.07     $      9.09
                                         ===============     ===============  =============  ===========   =============
UBS INVESTMENT FUNDS CLASS:
 Net assets........................      $     8,783,558       $  28,100,663     $  353,977   $  147,771     $ 2,113,842
                                         ===============     ===============  =============  ===========   =============
Shares outstanding.................              786,388           2,264,523         31,355       12,240         235,559
                                         ===============     ===============  =============  ===========   =============
Net asset value, offering and redemption
  price per share..................      $         11.17       $       12.41     $    11.29   $    12.07     $      8.97
                                         ===============     =============== ==============  ===========   =============

================================================================================
82             See accompanying notes to financial statements.

                   THE BRINSON FUNDS -- FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND
 LIABILITIES
                                                              U.S.           U.S.
       June 30, 2000        U.S. Balanced   U.S. Equity     Large Cap     Large Cap
                                 Fund           Fund       Equity Fund   Growth Fund
-------------------------------------------------------------------------------------
ASSETS:
 Investments, at cost:
  Unaffiliated issuers       $ 11,777,644   $164,986,101   $ 15,674,981  $ 11,049,729
  Affiliated issuers              623,691        849,414      1,215,982            --
 Foreign currency, at cost             --             --             --            --
                             ------------   ------------   ------------  ------------
                             $ 12,401,335   $165,835,515   $ 16,890,963  $ 11,049,729
                             ============   ============   ============  ============
 Investments, at value:
  Unaffiliated issuers       $ 11,679,583   $187,707,771   $ 14,681,033  $ 12,599,299
  Affiliated issuers              623,691        849,414      1,215,982            --
 Foreign currency, at value            --             --             --            --
 Cash                              74,669             --         56,250        18,750
 Receivables:
  Investment securities
   sold                           425,781      1,637,443        222,055            --
  Due from Advisor                     --             --          5,193         2,191
  Dividends                         6,282        212,488         20,888         4,431
  Interest                         59,354         27,281            730         3,189
  Fund shares sold                  9,979        160,436         24,481     1,250,964
  Variation margin                     --         12,625          7,575            --
 Other assets                          --             --             --            --
 -Net unrealized
  appreciation on forward
  foreign currency
  contracts                            --             --             --            --
                             ------------   ------------   ------------  ------------
  TOTAL ASSETS                 12,879,339    190,607,458     16,234,187    13,878,824
                             ------------   ------------   ------------  ------------
LIABILITIES:
 Payables:
  Securities loaned                    --             --             --            --
  Investment securities
   purchased                      419,328      1,301,715        170,722       708,750
  Investment advisory fees          7,460         66,878             --            --
  Fund shares redeemed              5,810      1,585,937         81,864        14,023
  Variation margin                 17,745             --             --           953
  Due to custodian bank                --             --             --            --
  Accrued expenses                 54,615         88,831         30,766        85,831
 -Net unrealized
  depreciation on forward
  foreign currency
  contracts                            --             --             --            --
                             ------------   ------------   ------------  ------------
  TOTAL LIABILITIES               504,958      3,043,361        283,352       809,557
                             ------------   ------------   ------------  ------------
NET ASSETS                   $ 12,374,381   $187,564,097   $ 15,950,835  $ 13,069,267
                             ============   ============   ============  ============
NET ASSETS CONSIST OF:
 Paid in capital             $ 14,375,291   $166,431,820   $ 23,039,476  $ 10,447,588
 -Accumulated
  undistributed net
  investment income               178,497      4,239,650             --            --
 -Accumulated net realized
  gain (loss)                  (2,206,054)    (5,824,621)    (6,086,797)    1,073,930
 Net unrealized
  appreciation
  (depreciation)                   26,647     22,717,248     (1,001,844)    1,547,749
                             ------------   ------------   ------------  ------------
  NET ASSETS                 $ 12,374,381   $187,564,097   $ 15,950,835  $ 13,069,267
                             ============   ============   ============  ============
BRINSON CLASS I
 Net assets                  $ 11,136,032   $167,870,183   $ 15,758,324  $  5,885,011
                             ============   ============   ============  ============
 Shares outstanding             1,296,639     10,448,418      2,106,508       385,178
                             ============   ============   ============  ============
 -Net asset value,
  offering and redemption
  price per share            $       8.59   $      16.07   $       7.48  $      15.28
                             ============   ============   ============  ============
BRINSON CLASS N:
 Net assets                  $      1,106   $  7,191,363   $     35,006  $      1,368
                             ============   ============   ============  ============
 Shares outstanding                   129        450,175          4,662            90
                             ============   ============   ============  ============
 -Net asset value,
  offering and redemption
  price per share            $       8.57   $      15.97   $       7.51   $     15.20
                             ============   ============   ============  ============
UBS INVESTMENT FUNDS CLASS:
 Net assets                  $  1,237,243   $ 12,502,551   $    157,505  $  7,182,888
                             ============   ============   ============  ============
 Shares outstanding               145,236        783,650         21,200       476,113
                             ============   ============   ============  ============
 -Net asset value,
  offering and redemption
price per share              $       8.52   $      15.95   $       7.43  $      15.09
                             ============   ============   ============  ============

                                U.S.                                       Global
       June 30, 2000          Small Cap     U.S. Bond      High Yield      (Ex-U.S.)
                             Growth Fund       Fund          Fund       Equity Fund
ASSETS:
 Investments, at cost:
  Unaffiliated issuers       $ 33,685,619  $ 62,291,605   $ 49,824,626   $310,510,130
  Affiliated issuers            2,503,641       217,046     10,185,196      5,129,357
 Foreign currency, at cost             --            --             --      1,590,185
                             ------------  ------------   ------------   ------------
                             $ 36,189,260  $ 62,508,651   $ 60,009,822   $317,229,672
                             ============  ============   ============   ============
 Investments, at value:
  Unaffiliated issuers       $ 49,928,176  $ 60,006,339   $ 46,293,624   $404,642,291
  Affiliated issuers            2,503,641       217,046     10,185,196      5,129,357
 Foreign currency, at value            --            --             --      1,587,725
 Cash                                  --            --             --             --
 Receivables:
  Investment securities
   sold                           837,682       760,531             --      2,539,311
  Due from Advisor                     --            --             --             --
  Dividends                         2,259            --             --        740,368
  Interest                          2,400       727,982        980,928         34,963
  Fund shares sold              2,057,388     2,144,030        146,988      8,306,076
  Variation margin                     --            --             --             --
 Other assets                          --           451             --             --
 -Net unrealized
  appreciation on forward
foreign currency
contracts                              --            --             --             --
                             ------------  ------------   ------------   ------------
  TOTAL ASSETS                 55,331,546    63,856,379     57,606,736    422,980,091
                             ------------  ------------   ------------   ------------
LIABILITIES:
 Payables:
  Securities loaned                    --            --             --             --
  Investment securities
   purchased                      391,228     1,105,361      1,016,965      1,141,416
  Investment advisory fees         35,597         4,380         17,752        280,841
  Fund shares redeemed            215,243     1,064,617      3,523,751      2,052,645
  Variation margin                     --            --             --             --
  Due to custodian bank                --         1,709             --             --
  Accrued expenses                 41,304        32,473         38,754        117,734
 -Net unrealized
  depreciation on forward
  foreign currency
  contracts                            --            --             --      1,582,910
                             ------------  ------------   ------------   ------------
  TOTAL LIABILITIES               683,372     2,208,540      4,597,222      5,175,546
                             ------------  ------------   ------------   ------------
NET ASSETS                   $ 54,648,174  $ 61,647,839   $ 53,009,514   $417,804,545
                             ============  ============   ============   ============
NET ASSETS CONSIST OF:
 Paid in capital             $ 30,141,261  $ 66,462,617   $ 58,700,942   $312,288,833
 -Accumulated
  undistributed net
  investment income                    --     1,417,249      1,495,285             --
 -Accumulated net realized
  gain (loss)                   8,264,356    (3,946,761)    (3,655,711)    12,982,737
 Net unrealized
  appreciation
  (depreciation)               16,242,557    (2,285,266)    (3,531,002)    92,532,975
                             ------------  ------------   ------------   ------------
  NET ASSETS                 $ 54,648,174  $ 61,647,839   $ 53,009,514   $417,804,545
                             ============  ============   ============   ============
BRINSON CLASS I
 Net assets                  $ 50,974,940  $ 58,121,065   $ 50,844,798   $411,984,628
                             ============  ============   ============   ============
 Shares outstanding             3,132,204     5,813,445      5,529,623     30,355,206
                             ============  ============   ============   ============
 -Net asset value,
  offering and redemption
  price per share            $      16.27  $      10.00   $       9.19   $      13.57
                             ============  ============   ============   ============
BRINSON CLASS N:
 Net assets                  $      1,847  $      1,169   $      1,028   $      1,208
                             ============  ============   ============   ============
 Shares outstanding                   114           117            112             89
                             ============  ============   ============   ============
 -Net asset value,
  offering and redemption
  price per share            $      16.20  $       9.99   $       9.18   $      13.57
                             ============  ============   ============   ============
UBS INVESTMENT FUNDS CLASS:
 Net assets                  $  3,671,387  $  3,525,605   $  2,163,688   $  5,818,709
                             ============  ============   ============   ============
 Shares outstanding               228,312       354,856        236,022        435,360
                             ============  ============   ============   ============
 -Net asset value,
  offering and redemption
price per share              $      16.08  $       9.94   $       9.17   $      13.37
                             ============  ============   ============   ============

================================================================================

                   THE BRINSON FUNDS -- FINANCIAL STATEMENTS



---------------------------------------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED                                                        Global*         Global*
JUNE 30, 2000                                 Global     Global Equity    Technology        Biotech   Global Bond
                                               Fund           Fund           Fund            Fund         Fund
-----------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends..........................     $  2,749,313   $  1,261,596      $        46    $     --    $    43,183
   Interest...........................        8,012,042         79,263              358         317      4,268,523
   Securities lending-net.............          239,626             --               --          --             --
   Foreign tax withheld...............         (208,685)       (90,155)              --          --        (18,681)
                                           ------------   ------------      -----------    --------    -----------
    TOTAL INCOME......................       10,792,296      1,250,704              404         317      4,293,025
                                           ------------   ------------      -----------    --------    -----------
EXPENSES:
   Advisory...........................        2,899,741        639,859              549         480        597,228
   Administration.....................          250,979             --               --          --             --
   Professional.......................          145,844         49,112            2,556       2,059         48,296
   Printing...........................          123,158         83,429              504         406         55,840
   Distribution.......................          103,485        288,672              256           7         17,645
   Custodian..........................           69,831         36,245               13          14         28,308
   Registration.......................           34,880         29,350            1,188         957         53,690
   Other..............................           71,705         22,654              441         366         55,557
                                           ------------   ------------      -----------    --------    -----------
    TOTAL EXPENSES....................        3,699,623      1,149,321            5,507       4,289        856,564
                                           ------------   ------------      -----------    --------    -----------
    Expenses waived by
    Advisor...........................               --        (54,359)          (4,639)     (3,737)       (91,069)
    Earnings credits..................           (2,276)        (6,515)              --          --           (428)
                                           ------------   ------------      -----------    --------    -----------
    NET EXPENSES......................        3,697,347      1,088,447              868         552        765,067
                                           ------------   ------------      -----------    --------    -----------
    NET INVESTMENT
     INCOME LOSS).....................        7,094,949        162,257             (464)       (235)     3,527,958
                                           ------------   ------------      -----------    --------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS):
 Net realized gain (loss)
  on:
   Investments........................       18,961,366      9,939,571            1,624       9,364     (2,820,354)
   Futures contracts..................       (3,937,165)       (36,304)              --          --             --
   Foreign currency
    transactions......................       (6,047,250)    (1,428,985)              --      (1,388)    (5,716,144)
                                           ------------   ------------      -----------    --------    -----------
    Net realized gain
     (loss)...........................        8,976,951      8,474,282            1,624       7,976     (8,536,498)
                                           ------------   ------------      -----------    --------    -----------
 Change in net unrealized
  appreciation or depreciation on:

   Investments and foreign
    currency..........................      (22,852,102)    (7,942,884)          46,736     100,207      2,567,911
   Futures contracts..................        3,453,796             --               --          --             --
   Forward contracts..................       (2,097,895)       282,864               --          --      1,270,002
   Translation of other
    assets and liabilities
    denominated in foreign
    currency..........................           51,494         13,066               --          --         86,792
                                           ------------   ------------      -----------    --------    -----------
    Change in net unrealized
     appreciation or depreciation.....      (21,444,707)    (7,646,954)          46,736     100,207      3,924,705
                                           ------------   ------------      -----------    --------    -----------
 Net realized and
  unrealized gain (loss)..............      (12,467,756)       827,328           48,360     108,183     (4,611,793)
                                           ------------   ------------      -----------    --------    -----------
 Net increase (decrease)
  in net assets resulting
  from operations.....................     $ (5,372,807)  $    989,585      $    47,896    $107,948    $(1,083,835)
                                           ============   ============      ===========    ========    ===========

 * Commencement of investment operations was May 26, 2000
** Commencement of investment operations was June 2, 2000


================================================================================
                See accompanying notes to financial statements.
84

                   THE BRINSON FUNDS -- FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
For the period Ended JUNE 30, 2000

                                                                      U.S.            U.S.               U.S.
                                U.S. Balanced     U.S. Equity      Large Cap        Large Cap          Small Cap
                                    Fund             Fund         Equity Fund      Growth Fund        Growth Fund
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                   $   219,595      $  7,423,217     $     404,074     $    67,519     $   122,738
   Interest                        865,703           907,483            53,714          23,453         120,571
   Securities lending-net               --                --                --              --              --
   Foreign tax withheld                 --                --                --              --              --
                               -----------      ------------     -------------     -----------     -----------
    TOTAL INCOME                 1,085,298         8,330,700           457,788          90,972         243,309
                               -----------      ------------     -------------     -----------     -----------
EXPENSES:
   Advisory                        199,072         3,376,519           163,052          71,140         445,220
   Administration                       --            29,949                --              --              --
   Professional                     28,500           197,716            37,014          32,278          39,299
   Printing                          9,211           234,243            38,830          22,085          25,990
   Distribution                      7,529           221,543             3,407          50,192          13,614
   Custodian                           718            12,587             2,597           6,767           1,229
   Registration                     34,546            54,881            42,214          32,432          36,281
   Other                            16,771           119,773            10,474          24,809          34,449
                               -----------      ------------     -------------     -----------     -----------
    TOTAL EXPENSES                 296,347         4,247,211           297,588         239,703         596,082
                               -----------      ------------     -------------     -----------     -----------
    Expenses waived by
     Advisor                       (57,436)         (160,099)         (108,284)       (101,585)        (69,313)
    Earnings credits                    (7)             (528)              (15)         (6,513)            (69)
                               -----------      ------------     -------------     -----------     -----------
    NET EXPENSES                   238,904         4,086,584           189,289         131,605         526,700
                               -----------      ------------     -------------     -----------     -----------
    NET INVESTMENT INCOME
     (LOSS)                        846,394         4,244,116           268,499         (40,633)       (283,391)
                               -----------      ------------     -------------     -----------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS):
 Net realized gain (loss)
  on:
   Investments                  (1,183,394)       12,361,736        (4,203,112)      1,333,599      14,184,229
   Futures contracts              (819,701)       (1,065,527)           33,037         (26,358)             --
   Foreign currency
    transactions                        --                --                --              --              --
                               -----------      ------------     -------------     -----------     -----------
    Net realized gain
     (loss)                     (2,003,095)       11,296,209        (4,170,075)      1,307,241      14,184,229
                               -----------      ------------     -------------     -----------     -----------
 -Change in net unrealized
  appreciation or
  depreciation on:
   Investments and foreign
    currency                    (2,957,865)     (145,728,152)       (3,189,824)      497,407        12,102,689
   Futures contracts               661,078            (4,422)           (7,896)       (1,821)               --
   Forward contracts                    --                --                --            --                --
   -Translation of other
    assets and liabilities
    denominated
    in foreign
    currency                            --                --                --            --                --
                               -----------      ------------     -------------     -----------     -----------
    -Change in net
     unrealized
     appreciation or
     depreciation               (2,296,787)     (145,732,574)       (3,197,720)        495,586      12,102,689
                               -----------      ------------     -------------     -----------     -----------
 Net realized and
  unrealized gain (loss)        (4,299,882)     (134,436,365)       (7,367,795)      1,802,827      26,286,918
                               -----------      ------------     -------------     -----------     -----------
 -Net increase (decrease)
  in net assets resulting
  from operations              $(3,453,488)    $(130,192,249)    $(7,099,296)      $ 1,762,194     $26,003,527
                               ===========     =============     =============     ===========     ===========

                                                                   Global
                               U.S. Bond        High Yield        (Ex-U.S)
                                 Fund             Fund          Equity Fund
----------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                 $     79,168      $         --     $  8,949,581
   Interest                     6,069,432         5,703,173          735,552
   Securities lending-net              --                --          147,942
   Foreign tax withheld                --                --         (807,226)
                             ------------      ------------     ------------
    TOTAL INCOME                6,148,600         5,703,173        9,025,849
                             ------------      ------------     ------------
EXPENSES:
   Advisory                       452,989           336,440        3,822,993
   Administration                      --                --          358,405
   Professional                    41,267            36,805          125,346
   Printing                        46,542            28,651           59,963
   Distribution                    23,917            36,379           55,727
   Custodian                        3,924             3,158          253,105
   Registration                    39,484            38,132           34,858
   Other                           21,988            38,648          107,368
                             ------------      ------------     ------------
    TOTAL EXPENSES                630,111           518,213        4,817,765
                             ------------      ------------     ------------
    Expenses waived by
     Advisor                      (60,829)          (87,728)              --
    Earnings credits               (1,659)           (1,756)              --
                             ------------      ------------     ------------
    NET EXPENSES                  567,623           428,729        4,817,765
                             ------------      ------------     ------------
    NET INVESTMENT INCOME
     (LOSS)                     5,580,977         5,274,444        4,208,084
                             ------------      ------------     ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS):
 Net realized gain (loss)
  on:
   Investments                 (2,898,299)       (3,589,002)      48,286,353
   Futures contracts                   --                --             (477)
   Foreign currency
    transactions                       --                --       (6,868,873)
                             ------------      ------------     ------------
    Net realized gain
     (loss)                    (2,898,299)       (3,589,002)      41,417,003
                             ------------      ------------     ------------
 -Change in net unrealized
  appreciation or
  depreciation on:
   Investments and foreign
    currency                      218,149        (1,386,533)      16,453,119
   Futures contracts                   --                --               --
   Forward contracts                   --                --       (1,101,620)
   -Translation of other
    assets and liabilities
    denominated
    in foreign
    currency                           --                --           19,644
                             ------------      ------------     ------------
    -Change in net
     unrealized
     appreciation or
     depreciation                 218,149        (1,386,533)      15,371,143
                             ------------      ------------     ------------
 Net realized and
  unrealized gain (loss)       (2,680,150)       (4,975,535)      56,788,146
                             ------------      ------------     ------------
 -Net increase (decrease)
  in net assets resulting
  from                       $  2,900,827       $   298,909     $ 60,996,230
                             ============       ===========     ============

===============================================================================

                   THE BRINSON FUNDS -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED June 30, 2000

                                                                                              Global
                                                                                               Fund
                                                                                            -----------
CASH FLOWS FROM OPERATING ACTIVITIES:
 Net decrease in net assets resulting from operations..................................  $   (5,372,807)
 Adjustments to reconcile net decrease in net assets resulting from operations to net cash used for operating activities:
  Net realized and unrealized loss on investments......................................      12,467,756
  Decrease in receivable for investment securities sold................................       7,123,722
  Decrease in dividends and interest receivable........................................       1,684,342
  Increase in other assets.............................................................          (2,184)
  Decrease in payable for securities purchased.........................................     (22,903,530)
  Decrease in payable for investment advisory fee......................................        (126,514)
  Decrease in accrued expenses.........................................................         (62,552)
  Decrease in variation margin.........................................................        (252,979)
  Net amortization of premium..........................................................         523,499
                                                                                         --------------
   Net cash used for operating activities..............................................      (6,921,247)
                                                                                         --------------
CASH FLOWS FROM INVESTING ACTIVITIES:
 Purchases of investments..............................................................    (759,492,570)
 Proceeds from sales of investments....................................................   1,010,245,660
 Net realized loss on futures contracts................................................      (3,937,165)
 Net realized loss on foreign currency transactions....................................      (6,047,250)
 Change in net unrealized appreciaton or depreciation on futures contracts.............       3,453,796
 Change in net unrealized appreciation or depreciation on other assets and liabilities.          51,494
 Net decrease in foreign currency......................................................       2,144,534
                                                                                         --------------
   Net cash provided by investing activities...........................................     246,418,499
                                                                                         --------------
CASH FLOWS FROM FINANCING ACTIVITIES:
 Net capital shares transactions.......................................................    (193,609,810)
 Net decrease from securities lending..................................................     (45,782,809)
 Dividends and capital gain distributions paid.........................................      (1,895,986)
                                                                                         --------------
   Net cash used for financing activities..............................................    (241,288,605)
                                                                                         --------------
Net decrease in cash...................................................................      (1,791,353)

CASH AT BEGINNING OF YEAR..............................................................       1,791,353
                                                                                         --------------

CASH AT END OF YEAR....................................................................  $           --
                                                                                         ==============

================================================================================
                See accompanying notes to financial statements.

                      This page intentionally left blank.

                   THE BRINSON FUNDS - FINANCIAL STATEMENTS


________________________________________________________________________________

STATEMENTS OF CHANGES IN  NET ASSETS

                                                                                   Global Fund                Global Equity Fund
                                                                          ----------------------------  ----------------------------
                                                                                  Year Ended June 30,          Year Ended June 30,
                                                                                 2000             1999       2000              1999
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)......................................      $   7,094,949  $  12,109,444  $    162,257  $    497,109
  Net realized gain (loss)..........................................          8,976,951     44,693,620     8,474,282     5,596,677
  Change in net unrealized appreciation or depreciation.............        (21,444,707)   (37,993,047)   (7,646,954)    1,132,303
                                                                          -------------  -------------  ------------  ------------
  Net increase (decrease) in net assets from operations.............         (5,372,807)    18,810,017       989,585     7,226,089
                                                                          -------------  -------------  ------------  ------------
DISTRIBUTIONS TO  SHAREHOLDERS BY CLASS:
  Brinson Class I:
    Distributions from net investment income........................         (4,971,880)   (17,500,696)     (229,745)     (384,423)
    Distributions from net realized gains...........................        (14,468,448)   (31,201,392)   (3,607,561)     (352,100)
                                                                          -------------  -------------  ------------  ------------
  Total Class I distributions.......................................        (19,440,328)   (48,702,088)   (3,837,306)     (736,523)
                                                                          -------------  -------------  ------------  ------------
  Brinson Class N:
    Distributions from net investment income........................            (18,729)       (52,645)         (986)       (2,181)
    Distributions from net realized gains...........................            (59,854)       (97,443)      (19,859)       (2,950)
                                                                          -------------  -------------  ------------  ------------
  Total Class N distributions.......................................            (78,583)      (150,088)      (20,845)       (5,131)
                                                                          -------------  -------------  ------------  ------------
  UBS Investment Funds Class:
    Distributions from net investment income........................           (181,202)      (753,377)      (77,666)     (219,326)
    Distributions from net realized gains...........................           (720,519)    (1,710,286)   (3,756,176)     (713,059)
                                                                          -------------  -------------  ------------  ------------
  Total UBS Investment Funds Class distributions....................           (901,721)    (2,463,663)   (3,833,842)     (932,385)
                                                                          -------------  -------------  ------------  ------------
  Decrease in net assets from distributions.........................        (20,420,632)   (51,315,839)   (7,691,993)   (1,674,039)
                                                                          -------------  -------------  ------------  ------------
CAPITAL SHARE TRANSACTIONS  BY CLASS:
  Brinson Class I:
    Shares sold.....................................................        378,057,007    404,497,836    31,965,448    30,206,170
    Shares issued on reinvestment of distributions..................         17,592,753     45,438,730     3,143,195       661,376
    Shares redeemed.................................................       (556,236,057)  (617,784,220)  (33,431,209)  (14,484,716)
                                                                          -------------  -------------  ------------  ------------
  Total Brinson Class I transactions................................       (160,586,297)  (167,847,654)    1,677,434    16,382,830
                                                                          -------------  -------------  ------------  ------------
  Brinson Class N:
    Shares sold.....................................................             85,811        401,372            __       200,000
    Shares issued on reinvestment of distributions..................             68,059        148,599        20,844         5,130
    Shares redeemed.................................................         (1,405,050)       (53,226)       (1,198)           __
                                                                          -------------  -------------  ------------  ------------
  Total Brinson Class N transactions................................         (1,251,180)       496,745        19,646       205,130
                                                                          -------------  -------------  ------------  ------------
  UBS Investment Funds Class:
    Shares sold.....................................................            385,340      5,622,287     3,098,087     4,402,461
    Shares issued on reinvestment of distributions..................            863,834      2,326,850     3,281,750       795,940
    Shares redeemed.................................................        (13,120,314)   (14,718,874)  (18,879,433)  (22,842,212)
                                                                          -------------  -------------  ------------  ------------
  Total UBS Investment Funds Class transactions.....................        (11,871,140)    (6,769,737)  (12,499,596)  (17,643,811)
                                                                          -------------  -------------  ------------  ------------
  Net increase (decrease) in net assets resulting from
    capital share transactions......................................       (173,708,617)  (174,120,646)  (10,802,516)   (1,055,851)
                                                                          -------------  -------------  ------------  ------------
  Increase (Decrease) in Net Assets.................................       (199,502,056)  (206,626,468)  (17,504,924)    4,496,199
  Net Assets, Beginning of Period...................................        492,716,255    699,342,723    86,368,207    81,872,008
                                                                          -------------  -------------  ------------  ------------
  Net Assets, End of Period.........................................      $ 293,214,199  $ 492,716,255  $ 68,863,283  $ 86,368,207
                                                                          -------------  -------------  ------------  ------------

  Net assets include accumulated undistributed
    net investment income...........................................      $          __  $     753,116  $         __  $    302,311
                                                                          =============  =============  ============  ============

  Share Transactions:
  Brinson Class I:
    Shares sold.....................................................         33,602,761     33,634,272     2,577,643     2,413,314
    Shares issued on reinvestment of distributions..................          1,590,665      3,914,936       257,009        54,126
    Shares redeemed.................................................        (48,975,929)   (50,809,625)   (2,721,479)   (1,142,595)
                                                                          -------------  -------------  ------------  ------------
  Total Brinson Class I transactions................................        (13,782,503)   (13,260,417)      113,173     1,324,845
                                                                          -------------  -------------  ------------  ------------
  Brinson Class N:
                                                                                  7,386         31,878            __        15,911
    Shares issued on reinvestment of distributions..................              6,165         12,826         1,707           426
    Shares redeemed.................................................           (127,026)        (4,388)          (98)           __
                                                                          -------------  -------------  ------------  ------------
  Total Brinson Class N transactions................................           (113,475)        40,316         1,609        16,337
                                                                          -------------  -------------  ------------  ------------
  UBS Investment Funds Class:
    Shares sold.....................................................             33,492        469,115       243,526       352,164
    Shares issued on reinvestment of distributions..................             78,388        201,293       268,566        66,261
    Shares redeemed.................................................         (1,170,744)    (1,220,493)   (1,533,100)   (1,860,700)
                                                                          -------------  -------------  ------------  ------------
  Total UBS Investment Funds Class transactions.....................         (1,058,864)      (550,085)   (1,021,008)   (1,442,275)
                                                                          -------------  -------------  ------------  ------------

* Commencement of investment operations
________________________________________________________________________________
88              See accompanying notes to financial statements.

                   The Brinson Funds -- Financial Statements


   -----------------------------------------------------------------------------

        Global                  Global
   Technology Fund           Biotech Fund              Global Bond Fund                  U.S. Balanced Fund
   ---------------          --------------    --------------------------------     -------------------------------
    May 26, 2000*            June 2, 2000*
       Through                  Through              Year Ended June 30,                 Year Ended June 30,
    June 30, 2000            June 30, 2000         2000               1999             2000               1999
----------------------------------------------------------------------------------------------------------------------
        $    (464)              $    (235)    $   3,527,958      $   5,139,936     $    846,394       $  1,558,422
            1,624                   7,976        (8,536,498)         1,499,627       (2,003,095)         4,257,213
           46,736                 100,207         3,924,705         (6,052,418)      (2,296,787)        (5,162,345)
        ---------               ---------     -------------      -------------     ------------       ------------
           47,896                 107,948        (1,083,835)           587,145       (3,453,488)           653,290
        ---------               ---------     -------------      -------------     ------------       ------------

               --                      --        (1,118,342)        (5,705,972)        (815,029)        (2,554,055)
               --                      --           (82,557)          (925,451)        (225,248)        (9,074,452)
        ---------               ---------     -------------      -------------     ------------       ------------
               --                      --        (1,200,899)        (6,631,423)      (1,040,277)       (11,628,507)
        ---------               ---------     -------------      -------------     ------------       ------------

               --                      --                --            (13,166)             (31)               (68)
               --                      --                (1)              (811)              (7)              (243)
        ---------               ---------     -------------      -------------     ------------       ------------
               --                      --                (1)           (13,977)             (38)              (311)
        ---------               ---------     -------------      -------------     ------------       ------------

               --                      --           (43,991)          (180,397)         (37,261)          (123,921)
               --                      --            (4,026)           (35,005)         (10,418)          (483,100)
        ---------               ---------     -------------      -------------     ------------       ------------
               --                      --           (48,017)          (215,402)         (47,679)          (607,021)
        ---------               ---------     -------------      -------------     ------------       ------------
               --                      --        (1,248,917)        (6,860,802)      (1,087,994)       (12,235,839)
        ---------               ---------     -------------      -------------     ------------       ------------

          208,013                  87,520        25,700,559        110,539,879       11,292,015         12,704,822
               --                      --         1,040,704          4,679,150        1,016,548         11,512,192
               --                      --       (73,843,125)      (107,591,860)     (34,385,369)       (56,107,946)
        ---------               ---------     -------------      -------------     ------------       ------------
          208,013                  87,520       (47,101,862)         7,627,169      (22,076,806)       (31,890,932)
        ---------               ---------     -------------      -------------     ------------       ------------

               --                      --             1,912          1,120,104               --             15,306
               --                      --                 1              5,581               38                311
               --                      --        (1,106,396)              (871)             (96)           (15,210)
        ---------               ---------     -------------      -------------     ------------       ------------
               --                      --        (1,104,483)         1,124,814              (58)               407
        ---------               ---------     -------------      -------------     ------------       ------------

          320,741                 144,960           366,668          4,222,107          147,189          1,464,212
               --                      --            38,350            187,579           41,422            523,561
               --                      --        (2,630,429)        (4,202,489)        (588,978)        (1,558,776)
        ---------               ---------     -------------      -------------     ------------       ------------
          320,741                 144,960        (2,225,411)           207,197         (400,367)           428,997
        ---------               ---------     -------------      -------------     ------------       ------------

          528,754                 232,480       (50,431,756)         8,959,180      (22,477,231)       (31,461,528)
        ---------               ---------     -------------      -------------     ------------       ------------
          576,650                 340,428       (52,764,508)         2,685,523      (27,018,713)       (43,044,077)
            2,010                 500,010        98,345,732         95,660,209       39,393,094         82,437,171
        ---------               ---------     -------------      -------------     ------------       ------------
        $ 578,660               $ 840,438     $  45,581,224      $  98,345,732     $ 12,374,381       $ 39,393,094
        =========               =========     =============      =============     ============       ============

        $      --               $      --     $     335,909      $   1,161,994     $    178,497       $    200,223
        =========               =========     =============      =============     ============       ============

           19,785                   7,462         2,835,427         11,338,295        1,279,917          1,174,303
               --                      --           113,243            484,490          119,214          1,235,079
               --                      --        (8,240,771)       (11,403,020)      (4,112,896)        (4,977,791)
        ---------               ---------     -------------      -------------     ------------       ------------
           19,785                   7,462        (5,292,101)           419,765       (2,713,765)        (2,568,409)
        ---------               ---------     -------------      -------------     ------------       ------------

               --                      --               210            117,021               --              1,652
               --                      --                --                579                4                 33
               --                      --          (118,588)               (90)             (10)            (1,641)
        ---------               ---------     -------------      -------------     ------------       ------------
               --                      --          (118,378)           117,510               (6)                44
        ---------               ---------     -------------      -------------     ------------       ------------

           31,255                  12,140            40,841            432,357           16,973            135,474
               --                      --             4,177             19,366            4,883             56,474
               --                      --          (292,883)          (434,492)         (68,563)          (154,266)
        ---------               ---------     -------------      -------------     ------------       ------------
           31,255                  12,140          (247,865)            17,231          (46,707)            37,682
        ---------               ---------     -------------      -------------     ------------       ------------

================================================================================

                   The Brinson Funds -- Financial Statements


--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                         U.S Large Cap
                                                                           U.S Equity Fund                Equity Fund
                                                                      ---------------------------   ----------------------
                                                                         Year Ended June 30,           Year Ended June 30,
                                                                       2000              1999        2000            1999
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss).....................................   $   4,244,116  $   5,562,471  $    268,499  $    185,687
  Net realized gain (loss).........................................      11,296,209     53,949,031    (4,170,075)      339,283
  Change in net unrealized appreciation or  depreciation...........    (145,732,574)    51,667,938    (3,197,720)    2,374,562
                                                                      -------------  -------------  ------------  ------------
  Net increase (decrease) in net assets from operations............    (130,192,249)   111,179,440    (7,099,296)    2,899,532
                                                                      -------------  -------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
  Brinson Class I:
     Distributions from net investment income......................      (1,354,937)    (5,223,351)     (260,485)      (87,626)
     Distributions from net realized gains.........................     (46,078,258)   (36,404,562)   (2,112,124)           --
                                                                      -------------  -------------  ------------  ------------
  Total Brinson Class I distributions..............................     (47,433,195)   (41,627,913)   (2,372,609)      (87,626)
                                                                      -------------  -------------  ------------  ------------
  Brinson Class N:
     Distributions from net investment income......................         (12,687)       (28,171)       (3,358)      (69,880)
     Distributions from net realized gains.........................        (773,650)      (234,496)      (67,254)           --
                                                                      -------------  -------------  ------------  ------------
  Total Brinson Class N distributions..............................        (786,337)      (262,667)      (70,612)      (69,880)
                                                                      -------------  -------------  ------------  ------------
  UBS Investment Funds Class:
    Distributions from net investment income.......................              --       (190,578)         (854)          (12)
    Distributions from net realized gains..........................      (5,191,383)    (3,937,537)       (6,269)           --
                                                                      -------------  -------------  ------------  ------------
  Total UBS Investment Funds Class distributions...................      (5,191,383)    (4,128,115)       (7,123)          (12)
                                                                      -------------  -------------  ------------  ------------
  Decrease in net assets from distributions........................     (53,410,915)   (46,018,695)   (2,450,344)     (157,518)
                                                                      -------------  -------------  ------------  ------------
CAPITAL SHARE TRANSACTIONS BY CLASS:
  Brinson Class I:
    Shares sold....................................................     122,681,959    272,587,287    20,498,512    24,164,112
    Shares issued on reinvestment of distributions.................      46,438,462     40,726,871     1,882,863        77,433
     Shares redeemed...............................................    (549,708,344)  (265,910,621)  (20,540,523)   (3,862,037)
                                                                      -------------  -------------  ------------  ------------
  Total Brinson Class I transactions...............................    (380,587,923)    47,403,537     1,840,852    20,379,508
                                                                      -------------  -------------  ------------  ------------
  Brinson Class N:
    Shares sold....................................................       6,190,218      8,022,220        23,427       684,700
    Shares issued on reinvestment of distributions.................          39,033        239,980        70,611        69,880
    Shares redeemed................................................      (4,286,205)    (1,768,705)   (3,038,230)  (13,638,399)
                                                                      -------------  -------------  ------------  ------------
  Total Brinson Class N transactions...............................       1,943,046      6,493,495    (2,944,192)  (12,883,819)
                                                                      -------------  -------------  ------------  ------------
  UBS Investment Funds Class:
     Shares sold...................................................         885,348     26,390,598       184,571         4,617
     Shares issued on reinvestment of distributions................       1,938,596      1,678,518         7,113            11
     Shares redeemed...............................................     (43,062,328)   (18,175,221)      (17,573)           --
                                                                      -------------  -------------  ------------  ------------
  Total UBS Investment Funds Class transactions....................     (40,238,384)     9,893,895       174,111         4,628
                                                                      -------------  -------------  ------------  ------------
  Net increase (decrease) in net assets resulting from
   capital share transactions......................................    (418,883,261)    63,790,927      (929,229)    7,500,317
                                                                      -------------  -------------  ------------  ------------
  Increase (Decrease) in Net Assets................................    (602,486,425)   128,951,672   (10,478,869)   10,242,331
  Net Assets, Beginning of Period..................................     790,050,522    661,098,850    26,429,704    16,187,373
                                                                      -------------  -------------  ------------  ------------
  Net Assets, End of Period........................................   $ 187,564,097  $ 790,050,522  $ 15,950,835  $ 26,429,704
                                                                      ============   =============  ============  ============
   Net assets include accumulated undistributed
   net investment income...........................................   $   4,239,650  $   1,363,158  $         --  $     81,256
                                                                      =============  =============  ============  ============
  Share Transactions:
  Brinson Class I:
    Shares sold....................................................       7,021,481     14,157,093     2,464,710     2,384,176
    Shares issued on reinvestment of distributions.................       2,790,780      2,164,601       231,926         7,506
     Shares redeemed...............................................     (32,569,089)   (13,543,224)   (2,626,652)     (370,824)
                                                                      -------------  -------------  ------------  ------------
  Total Brinson Class I transactions...............................     (22,756,828)     2,778,470        69,984     2,020,858
                                                                      -------------  -------------  ------------  ------------
  Brinson Class N:
    Shares sold....................................................         355,231        417,980           952        61,091
    Shares issued on reinvestment of distributions.................           2,356         12,904         8,644         7,094
    Shares redeemed................................................        (260,962)       (90,831)     (342,514)   (1,369,240)
                                                                      -------------  -------------  ------------  ------------
  Total Brinson Class N transactions...............................          96,625        340,053      (332,918)   (1,301,055)
                                                                      -------------  -------------  ------------  ------------
  UBS Investment Funds Class:
    Shares sold....................................................          44,999      1,317,474        22,263           427
    Shares issued on reinvestment of distributions.................         116,996         89,839           884             1
     Shares redeemed...............................................      (2,612,305)      (950,265)       (2,479)           --
                                                                      -------------  -------------  ------------  ------------
  Total UBS Investment Funds Class transactions....................      (2,450,310)       457,048        20,668           428
                                                                      -------------  -------------  ------------  ------------

*Reflects the Fund's change in fiscal year end from December 31 to June 30

================================================================================

90              See accompanying notes to financial statements

                   The Brinson Funds -- Financial Statements

--------------------------------------------------------------------------------

                                         U.S. Large Cap                      U.S. Large Cap
                                           Growth Fund                        Growth Fund                      U.S. Bond Fund
                                ---------------------------------  ----------------------------------     --------------------------
                                 Year Ended     Six Months Ended*     Year Ended    Six Months Ended*       Year Ended June 30,
                                June 30, 2000     June 30, 1999     June 30, 2000     June 30, 1999       2000            1999
                                ----------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income
      (loss)                    $     (40,633) $      (123)        $   (283,391) $    (68,177)        $   5,580,977   $   4,517,147
     Net realized gain (loss)       1,307,241      408,525           14,184,229      (633,451)           (2,898,299)       (338,906)

     Change in net
      unrealized
      appreciation or
      depreciation                   495,586       463,877           12,102,689     1,970,811               218,149      (3,036,340)
                                ------------   -----------         ------------  ------------         -------------   -------------
     Net increase
      (decrease) in net
      assets from
      operations                   1,762,194       872,279           26,003,527     1,269,183             2,900,827       1,141,901
                                ------------   -----------         ------------  ------------         -------------   -------------
DISTRIBUTIONS TO
 SHAREHOLDERS BY CLASS:
     Brinson Class I:
     Distributions from
      net investment income               --            --                   --            --            (4,678,165)     (3,583,162)
     Distributions from
      net realized gains.           (226,909)           --                   --            --                    --      (1,038,553)
                                ------------   -----------         ------------  ------------         -------------   -------------
     Total Brinson Class I
      distributions                 (226,909)           --                   --            --            (4,678,165)     (4,621,715)
                                ------------   -----------         ------------  ------------         -------------   -------------
     Brinson Class N:
     Distributions from
      net investment income               --            --                   --            --                   (71)            (46)
     Distributions from
      net realized gains                 (80)           --                   --            --                    --             (16)
                                ------------   -----------         ------------  ------------         -------------   -------------
     Total Brinson Class N
      distributions                      (80)           --                   --            --                   (71)            (62)
                                ------------   -----------         ------------  ------------         -------------   -------------
     UBS Investment Funds
      Class:
     Distributions from
      net investment income               --            --                   --            --              (374,662)       (229,168)
     Distributions from
      net realized gains            (376,172)           --                   --            --                    --         (68,968)
                                ------------   -----------         ------------  ------------         -------------   -------------
     Total UBS Investment
      Funds Class
      distributions                 (376,172)           --                   --            --              (374,662)       (298,136)
                                ------------   -----------         ------------  ------------         -------------   -------------
     Decrease in net
      assets from
      distributions                 (603,161)           --                   --            --            (5,052,898)     (4,919,913)
                                ------------   -----------         ------------  ------------         -------------   -------------

CAPITAL SHARE TRANSACTIONS
 BY CLASS:
     Brinson Class I:
     Shares sold                   4,048,482       451,776           29,765,229    22,702,120            70,180,980     165,316,122
     Shares issued on
      reinvestment of
      distributions                  217,384            --                   --            --             4,552,534       4,042,561
     Shares redeemed              (1,701,110)   (2,143,629)         (38,928,066)  (11,346,801)         (106,749,956)   (112,692,202)
                                ------------   -----------         ------------  ------------         -------------   -------------
     Total Brinson Class I
      transactions                 2,564,756    (1,691,853)          (9,162,837)   11,355,319           (32,016,442)     56,666,481
                                ------------   -----------         ------------  ------------         -------------   -------------
     Brinson Class N:
     Shares sold                          --            --                   --            --                    --          25,964
     Shares issued on
      reinvestment of
      distributions                       80            --                   --            --                    71              62
     Shares redeemed                      --            --                   --            --                    --         (25,905)
                                ------------   -----------         ------------  ------------         -------------   -------------
     Total Brinson Class N
      transactions                        80            --                   --            --                    71             121
                                ------------   -----------         ------------  ------------         -------------   -------------
     UBS Investment Funds
      Class:
     Shares sold                   5,084,906     4,781,902            2,415,418       858,153             1,492,544       6,222,123
     Shares issued on
      reinvestment of
      distributions                  376,172            --                   --            --               310,529         229,364
     Shares redeemed              (4,200,579)      (26,217)            (459,900)     (240,000)           (4,032,375)     (2,612,918)
                                ------------   -----------         ------------  ------------         -------------   -------------
     Total UBS Investment
      Funds Class
      transactions                 1,260,499     4,755,685            1,955,518       618,153            (2,229,302)      3,838,569
                                ------------   -----------         ------------  ------------         -------------   -------------

     Net increase
      (decrease) in net
      assets resulting from
     capital share
      transactions                 3,825,335     3,063,832           (7,207,319)   11,973,472           (34,245,673)     60,505,171
                                ------------   -----------         ------------  ------------         -------------   -------------
     Increase (Decrease)
      in Net Assets                4,984,368     3,936,111           18,796,208    13,242,655           (36,397,744)     56,727,159
     Net Assets, Beginning
      of Period                    8,084,899     4,148,788           35,851,966    22,609,311            98,045,583      41,318,424
                                ------------   -----------         ------------  ------------         -------------   -------------
     Net Assets, End of
      Period                    $ 13,069,267   $ 8,084,899         $ 54,648,174  $ 35,851,966         $  61,647,839   $  98,045,583
                                ============   ===========         ============  ============         =============   =============

Net assets include
accumulated undistributed
net investment income           $         --   $        --         $         --  $         --         $   1,417,249   $     961,121
                                ============   ===========         ============  ============         =============   =============

 Share Transactions:
      Brinson Class I:
      Shares sold                    276,574        35,111            2,526,985     2,641,837             6,936,124      15,463,879
      Shares issued on
       reinvestment of
       distributions                  15,996            --                   --            --               461,106         386,462
      Shares redeemed               (119,266)     (173,449)          (3,231,011)   (1,375,470)          (10,539,673)    (10,568,875)
                                ------------   -----------         ------------  ------------         -------------   -------------
      Total Brinson Class I
       transactions                  173,304      (138,338)            (704,026)    1,266,367            (3,142,443)      5,281,466
                                ------------   -----------         ------------  ------------         -------------   -------------
      Brinson Class N:
      Shares sold                         --            --                   --            --                    --           2,379
      Shares issued on
       reinvestment of
       distributions                       6            --                   --            --                     7               6
      Shares redeemed                     --            --                   --            --                    --          (2,379)
                                ------------   -----------         ------------  ------------         -------------   -------------
      Total Brinson Class N
       transactions                        6            --                   --            --                     7               6
                                ------------   -----------         ------------  ------------         -------------   -------------

UBS Investment Funds
 Class:
Shares sold                          363,462       372,727              193,136        99,579               146,887         582,475
Shares issued on
 reinvestment of
 distributions                        27,906            --                   --            --                31,628          22,041
Shares redeemed                     (286,213)       (1,853)             (34,814)      (29,703)             (411,376)       (248,522)
                                ------------   -----------         ------------  ------------         -------------   -------------
Total UBS Investment
 Funds Class
 transactions                        105,155       370,874              158,322        69,876              (232,861)        355,994
                                ------------   -----------         ------------  ------------         -------------   -------------

================================================================================

                   The Brinson Funds -- Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                Global (Ex-U.S.) Equity
                                                                  High Yield Fund                          Fund
                                                         --------------------------------   ----------------------------------
                                                           Year Ended    Six Months Ended*            Year Ended June 30,
                                                         June 30, 2000    June 30, 1999             2000               1999
                                                         -------------    -------------             ----               ----
OPERATIONS:
  Net investment income..............................    $  5,274,444     $  2,487,185      $     4,208,084      $   6,208,221
  Net realized gain (loss)...........................      (3,589,002)         420,129           41,417,003         (1,916,922)
  Change in net unrealized appreciation
   or depreciation...................................      (1,386,533)      (1,916,114)          15,371,143         19,559,006
                                                         ------------     ------------      ---------------      -------------
  Net increase in net assets from operations.........         298,909          991,200           60,996,230         23,850,305
                                                         ------------     ------------      ---------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
  Brinson Class I:
    Distributions from net investment income.........      (3,997,434)      (1,845,754)          (2,727,974)        (4,564,403)
    Distributions from net realized gains............        (384,243)              --           (5,283,152)        (4,498,729)
                                                         ------------     ------------      ---------------      -------------
  Total Brinson Class I distributions................      (4,381,677)      (1,845,754)          (8,011,126)        (9,063,132)
                                                         ------------     ------------      ---------------      -------------

  Brinson Class N:
    Distributions from net investment income.........             (74)             (30)                  --               (121)
    Distributions from net realized gains............              (7)              --                  (13)              (126)
                                                         ------------     ------------      ---------------      -------------
  Total Brinson Class N distributions................             (81)             (30)                 (13)              (247)
                                                         ------------     ------------      ---------------      -------------
  UBS Investment Funds Class:
    Distributions from net investment income.........        (315,019)        (167,575)              (9,831)           (23,356)
    Distributions from net realized gains............         (40,374)              --              (74,353)           (52,439)
                                                         ------------     ------------      ---------------      -------------
  Total UBS Investment Funds Class distributions.....        (355,393)        (167,575)             (84,184)           (75,795)
                                                         ------------     ------------      ---------------      -------------
    Decrease in net assets from distributions........      (4,737,151)      (2,013,359)          (8,095,323)        (9,139,174)
                                                         ------------     ------------      ---------------      -------------
CAPITAL SHARE TRANSACTIONS BY CLASS:
  Brinson Class I:
    Shares sold......................................      75,679,660       46,327,741        1,049,008,547        857,199,838
    Shares issued on reinvestment of distributions...       3,943,554        1,658,538            7,708,071          8,514,975
    Shares redeemed..................................     (84,709,596)     (22,018,291)      (1,187,345,955)      (829,422,705)
                                                         ------------     ------------      ---------------      -------------
  Total Brinson Class I transactions.................      (5,086,382)      25,967,988         (130,629,337)        36,292,108
                                                         ------------     ------------      ---------------      -------------
  Brinson Class N:
    Shares sold......................................              --               --                  373              4,263
    Shares issued on reinvestment of distributions...              81               30                   13                247
    Shares redeemed..................................              --               --              (14,890)              (487)
                                                         ------------     ------------      ---------------      -------------
  Total Brinson Class N transactions.................              81               30              (14,504)             4,023
                                                         ------------     ------------      ---------------      -------------
  UBS Investment Funds Class:
    Shares sold......................................         484,592        6,368,108            1,895,728          6,909,236
    Shares issued on reinvestment of distributions...         274,449          139,258               81,724             68,163
    Shares redeemed..................................      (4,562,131)         (18,000)          (3,506,844)        (5,556,938)
                                                         ------------     ------------      ---------------      -------------
  Total UBS Investment Funds Class transactions......      (3,803,090)       6,489,366           (1,529,392)         1,420,461
                                                         ------------     ------------      ---------------      -------------
  Net increase (decrease) in net assets resulting
   from capital share transactions...................      (8,889,391)      32,457,384         (132,173,233)        37,716,592
                                                         ------------     ------------      ---------------      -------------
  Increase (Decrease) in Net Assets..................     (13,327,633)      31,435,225          (79,272,326)        52,427,723
  Net Assets, Beginning of Period....................      66,337,147       34,901,922          497,076,871        444,649,148
                                                         ------------     ------------      ---------------      -------------
  Net Assets, End of Period..........................    $ 53,009,514     $ 66,337,147      $   417,804,545      $ 497,076,871
                                                         ============     ===========       ===============      =============
  Net assets include accumulated undistributed net
   investment income.................................    $  1,495,285     $    611,744      $            --      $   2,738,174
                                                         ============     ============      ===============      =============
SHARE TRANSACTIONS:
  Brinson Class I:
    Shares sold......................................       8,072,340        4,509,034           80,245,905         72,650,740
    Shares issued on reinvestment of distributions...         416,227          166,520              575,659            726,832
    Shares redeemed..................................      (8,988,112)      (2,144,630)         (90,203,629)       (69,803,887)
                                                         ------------     ------------      ---------------      -------------
  Total Brinson Class I transactions.................        (499,545)       2,530,924           (9,382,065)         3,573,685
                                                         ------------     ------------      ---------------      -------------
  Brinson Class N:
    Shares sold......................................              --               --                   30                365
    Shares issued on reinvestment of distributions...               9                3                    1                 21
    Shares redeemed..................................              --               --               (1,174)               (41)
                                                         ------------     ------------      ---------------      -------------
  Total Brinson Class N transactions.................               9                3               (1,143)               345
                                                         ------------     ------------      ---------------      -------------
  UBS Investment Funds Class:
    Shares sold......................................          50,427          620,093              146,606            587,229
    Shares issued on reinvestment of distributions...          28,713           13,996                6,167              5,917
    Shares redeemed..................................        (475,553)          (1,754)            (269,636)          (481,376)
                                                         ------------     ------------      ---------------      -------------
  Total UBS Investment Funds Class transactions......        (396,413)         632,335             (116,863)           111,770
                                                         ------------     ------------      ---------------      -------------

*Reflects the Fund's change in fiscal year end from December 31 to June 30
================================================================================
92                    See accompanying notes to financial statements.

                      Global Fund -- Financial Highlights

-----------------------------------------------------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.
                                                                                          Year Ended June 30,
                                                                    ---------------------------------------------------------
Brinson Class I                                                      2000         1999        1998        1997        1996
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.............................   $  12.02     $  12.77    $  13.13    $  12.22    $  11.35
                                                                   ---------     --------    --------    --------    --------
Income (loss) from investment operations:
     Net investment income.......................................       0.23*        0.30        0.37        0.38        0.44
     Net realized and unrealized gain (loss).....................      (0.30)        0.25        0.62        1.79        1.37
                                                                   ---------     --------    --------    --------    --------
          Total income (loss) from investment operations.........      (0.07)        0.55        0.99        2.17        1.81
                                                                   ---------     --------    --------    --------    --------
Less distributions:
     Distributions from net investment income....................      (0.18)       (0.46)      (0.65)      (0.61)      (0.62)
     Distributions from net realized gains.......................      (0.52)       (0.84)      (0.70)      (0.65)      (0.32)
                                                                   ---------     --------    --------    --------    --------
          Total distributions....................................      (0.70)       (1.30)      (1.35)      (1.26)      (0.94)
                                                                   ---------     --------    --------    --------    --------
Net asset value, end of period...................................  $   11.25     $  12.02    $  12.77    $  13.13    $  12.22
                                                                   =========     ========    ========    ========    ========
Total return.....................................................      (0.48)%       4.76%       8.28%      18.79%      16.38%
Ratios/Supplemental data:
     Net assets, end of period (in 000s).........................  $ 284,229     $469,080    $667,745    $586,667    $457,933
     Ratio of total expenses to average net assets...............       0.99%        0.96%       0.94%       0.99%       1.04%
     Ratio of net investment income to average net assets........       1.99%        2.23%       2.70%       3.03%       3.69%
     Portfolio turnover rate.....................................         98%         105%         88%        150%        142%
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                  Year Ended June 30,
                                                                                      ---------------------------------------
Brinson Class N                                                                         2000              1999        1998
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..........................................        $   11.99          $  12.75    $  13.13
                                                                                      ---------          --------    --------
Income (loss) from investment operations:
   Net investment income......................................................             0.19*             0.27        0.63
   Net realized and unrealized gain (loss)....................................            (0.30)             0.25        0.32
                                                                                      ---------          --------    --------
         Total income (loss) from investment operations.......................            (0.11)             0.52        0.95
                                                                                      ---------          --------    --------
Less distributions:
   Distributions from net investment income...................................            (0.16)            (0.44)      (0.63)
   Distributions from net realized gains......................................            (0.52)            (0.84)      (0.70)
                                                                                      ---------          --------    --------
         Total distributions..................................................            (0.68)            (1.28)      (1.33)
                                                                                      ---------          --------    --------
Net asset value, end of period................................................        $   11.20          $  11.99    $  12.75
                                                                                      =========          ========    ========
Total return..................................................................            (0.80)%            4.47%       7.90%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)........................................        $     202          $  1,576     $ 1,163
   Ratio of total expenses to average net assets..............................             1.24%             1.21%       1.19%
   Ratio of net investment income to average net assets.......................             1.74%             1.98%       2.45%
   Portfolio turnover rate....................................................               98%              105%         88%
-----------------------------------------------------------------------------------------------------------------------------

* The net investment income per share data was determined by using average shares outstanding throughout the period.

================================================================================

            See accompanying notes to financial statements.                  93

                  Global Equity Fund -- Financial Highlights

-----------------------------------------------------------------------------------------------------------------------------------

The table below sets forth financial data for one share of
capital stock outstanding throughout each period presented.
                                                                                            Year Ended June 30,
                                                                       ------------------------------------------------------------
Brinson Class I                                                            2000          1999          1998         1997     1996
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............................      $   13.42    $    12.54      $   12.76    $  11.57  $  9.93
                                                                        ---------    ----------      ---------    --------  -------
Income from investment operations:
   Net investment income..........................................           0.07*         0.14*          0.22        0.16     0.18
   Net realized and unrealized gain...............................           0.27          1.09           0.78        2.14     2.29
                                                                        ---------    ----------      ---------    --------  -------
         Total income from investment operations..................           0.34          1.23           1.00        2.30     2.47
                                                                        ---------    ----------      ---------    --------  -------
Less distributions:
   Distributions from net investment income.......................          (0.08)        (0.17)         (0.17)      (0.12)   (0.14)
   Distributions from net realized gains..........................          (1.21)        (0.18)         (1.05)      (0.99)   (0.69)
                                                                        ---------    ----------      ---------    --------  -------
         Total distributions......................................          (1.29)        (0.35)         (1.22)      (1.11)   (0.83)
                                                                        ---------    ----------      ---------    --------  -------
Net asset value, end of period....................................      $   12.47    $    13.42      $   12.54    $  12.76  $ 11.57
                                                                        =========    ==========      =========    ========  =======
Total return......................................................           2.69%        10.14%          8.99%      21.26%   25.66%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)............................      $  40,538     $  42,106      $  22,724    $ 48,054   27,126
   Ratio of expenses to average net assets:
       Before expense reimbursement and earnings credits..........           1.08%         1.05%          1.02%       1.25%    1.77%
       After expense reimbursement and earnings credits...........           1.00%         1.00%          1.00%       1.00%    1.00%
   Ratio of net investment income to average net assets:
       Before expense reimbursement and earnings credits..........           0.48%         1.05%          1.29%       1.35%    0.57%
       After expense reimbursement and earnings credits...........           0.56%         1.10%          1.31%       1.60%    1.34%
   Portfolio turnover rate........................................            111%           86%            46%         32%      74%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Year Ended June 30,
                                                                                        ------------------------------------
Brinson Class N                                                                            2000         1999       1998
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..................................                  $  13.40      $  12.53   $ 12.76
                                                                                        --------      --------   -------
Income from investment operations:
   Net investment income..............................................                      0.04*         0.10*     0.13
   Net realized and unrealized gain...................................                      0.27          1.09      0.82
                                                                                        --------      --------   -------
         Total income from investment operations......................                      0.31          1.19      0.95
                                                                                        --------      --------   -------
Less distributions:
   Distributions from net investment income...........................                     (0.06)        (0.14)    (0.13)
   Distributions from net realized gains..............................                     (1.21)        (0.18)    (1.05)
                                                                                        --------      --------   -------
         Total distributions..........................................                     (1.27)        (0.32)    (1.18)
                                                                                        --------      --------   -------
Net asset value, end of period........................................                  $  12.44      $  13.40   $ 12.53
                                                                                        ========      ========   =======
Total return
Ratios/Supplemental data:.............................................                      2.49%         9.80%     8.60%
   Net assets, end of period (in 000s)................................                  $    224      $    220   $     1
   Ratio of expenses to average net assets:
       Before expense reimbursement and earnings credits..............                      1.33%         1.30%     1.27%
       After expense reimbursement and earnings credits...............                      1.25%         1.25%     1.25%
   Ratio of net investment income to average net assets:
       Before expense reimbursement and earnings credits..............                      0.23%         0.80%     1.04%
       After expense reimbursement and earnings credits...............                      0.31%         0.85%     1.06%
   Portfolio turnover rate............................................                       111%           86%       46%
------------------------------------------------------------------------------------------------------------------------

* The net investment income per share data was determined by using average shares outstanding throughout the period.

===============================================================================

94              See accompanying notes to financial statements.

                 Global Technology Fund -- Financial Highlights



--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                                        Period Ended
Brinson Class I                                                                        June 30, 2000*
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.................................................   $   10.00
Income from investment operations:
   Net investment income.............................................................          --
   Net realized and unrealized gain..................................................        1.30
                                                                                        ---------
         Total income from investment operations.....................................        1.30
                                                                                        ---------
Less distributions:
   Distributions from net investment income..........................................          --
   Distributions from net realized gains.............................................          --
                                                                                        ---------
         Total distributions.........................................................          --
                                                                                        ---------
Net asset value, end of period.......................................................   $   11.30
                                                                                        =========
Total return (non-annualized)........................................................       13.00%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)...............................................   $     224
   Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits...............................       13.28%**
     After expense reimbursement and earnings credits................................        1.55%**
   Ratio of net investment loss to average net assets:
     Before expense reimbursement and earnings credits...............................      (12.26)%**
     After expense reimbursement and earnings credits................................       (0.53)%**
   Portfolio turnover rate...........................................................          14%
--------------------------------------------------------------------------------------------------------
                                                                                        Period Ended
Brinson Class N                                                                        June 30, 2000*
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.................................................   $   10.00
                                                                                        ---------
Income from investment operations:
   Net investment income.............................................................          --
   Net realized and unrealized gain..................................................        1.30
                                                                                        ---------
         Total income from investment operations.....................................        1.30
                                                                                        ---------
Less distributions:
   Distributions from net investment income..........................................          --
   Distributions from net realized gains.............................................          --
                                                                                        ---------
         Total distributions.........................................................          --
                                                                                        ---------
Net asset value, end of period.......................................................   $   11.30
                                                                                        =========

Total return (non-annualized)........................................................       13.00%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)...............................................   $       1
   Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits...............................       13.53%**
     After expense reimbursement and earnings credits................................        1.80%**
   Ratio of net investment loss to average net assets:
     Before expense reimbursement and earnings credits...............................      (12.51)%**
     After expense reimbursement and earnings credits................................       (0.78)%**
   Portfolio turnover rate...........................................................          14%
--------------------------------------------------------------------------------------------------------

    * Commencement of investment operations was May 26, 2000
   ** Annualized

================================================================================

                See accompanying notes to financial statements.

                 Global Technology Fund -- Financial Highlights


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                                        Period Ended
Brinson Class I                                                                        June 30, 2000*
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.................................................   $   10.00
                                                                                        ---------
Income from investment operations:
   Net investment income.............................................................          --**
   Net realized and unrealized gain..................................................        2.08
                                                                                        ---------
         Total income from investment operations.....................................        2.08
                                                                                        ---------
Less distributions:
   Distributions from net investment income..........................................          --
   Distributions from net realized gains.............................................          --
                                                                                        ---------
         Total distributions.........................................................          --
                                                                                        ---------
Net asset value, end of period.......................................................   $   12.08
                                                                                        =========
Total return (non-annualized)........................................................       20.80%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)...............................................   $     691
   Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits...............................       10.10%***
     After expense reimbursement and earnings credits................................        1.30%***
   Ratio of net investment loss to average net assets:
     Before expense reimbursement and earnings credits...............................       (9.29)%***
     After expense reimbursement and earnings credits................................       (0.49)%***
   Portfolio turnover rate...........................................................          19%
--------------------------------------------------------------------------------------------------------
                                                                                        Period Ended
Brinson Class N                                                                        June 30, 2000*
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.................................................   $   10.00
                                                                                        ---------
Income from investment operations:
   Net investment loss...............................................................       (0.01)**
   Net realized and unrealized gain..................................................        2.08
                                                                                        ---------
         Total income from investment operations.....................................        2.07
                                                                                        ---------

Less distributions:
   Distributions from net investment income..........................................          --
   Distributions from net realized gains.............................................          --
                                                                                        ---------
         Total distributions.........................................................          --
                                                                                        ---------
Net asset value, end of period.......................................................   $   12.07
                                                                                        =========

Total return (non-annualized)........................................................       20.70%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)...............................................   $       1
   Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits...............................       10.35%***
     After expense reimbursement and earnings credits................................        1.55%***
   Ratio of net investment loss to average net assets:
     Before expense reimbursement and earnings credits...............................       (9.54)%***
     After expense reimbursement and earnings credits................................       (0.74)%***
   Portfolio turnover rate...........................................................          19%
--------------------------------------------------------------------------------------------------------

   *  Commencement of investment operations was June 2, 2000
   ** The net investment income per share data was determined by using average shares outstanding throughout the period.
  *** Annualized

================================================================================

                See accompanying notes to financial statements.

                   Global Bond Fund --- Financial Highlights


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                                            Year Ended June 30,
                                                               ---------------------------------------------------------------------
Brinson Class I                                                   2000          1999          1998          1997          1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................   $  9.18       $  9.41       $  9.64       $ 10.04       $ 10.39
                                                               -------       -------       -------       -------       -------
Income (loss) from investment operations:
   Net investment income....................................      0.40*         0.39*         0.43*         0.67          0.84
   Net realized and unrealized gain (loss)..................     (0.43)        (0.07)        (0.18)         0.08          0.31
                                                               -------       -------       -------       -------       -------
         Total income (loss) from investment operations.....     (0.03)         0.32          0.25          0.75          1.15
                                                               -------       -------       -------       -------       -------
Less distributions:
   Distributions from net investment income.................     (0.13)        (0.47)        (0.31)        (0.96)        (1.40)
   Distributions from net realized gains....................     (0.01)        (0.08)        (0.17)        (0.19)        (0.10)
                                                               -------       -------       -------       -------       -------
         Total distributions................................     (0.14)        (0.55)        (0.48)        (1.15)        (1.50)
                                                               -------       -------       -------       -------       -------
Net asset value, end of period..............................   $  9.01       $  9.18      $   9.41       $  9.64       $ 10.04
                                                               =======       =======       =======       =======       =======
Total return................................................     (0.34)%        3.13%         2.69%         7.71%        11.50%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)......................   $43,467       $92,832      $ 91,274       $54,157       $41,066
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits.....      1.05%         0.90%         0.96%         1.32%         1.65%
      After expense reimbursement and earnings credits......      0.94%**        N/A          0.90%         0.90%         0.90%
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits.....      4.34%         4.05%         4.47%         4.90%         4.98%
      After expense reimbursement and earnings credits......      4.45%          N/A          4.53%         5.32%         5.73%
   Portfolio turnover rate..................................        87%          138%          151%          235%          184%
------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Year Ended June 30,
                                                                                           -----------------------------------
Brinson Class N                                                                             2000          1999          1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..................................................     $  9.16       $  9.40       $  9.64
                                                                                           -------       -------       -------
Income (loss) from investment operations:
   Net investment income..............................................................        0.37*         0.37*         0.42*
   Net realized and unrealized gain (loss)............................................       (0.43)        (0.07)        (0.20)
                                                                                           -------       -------       -------
         Total income (loss) from investment operations...............................       (0.06)         0.30          0.22
                                                                                           -------       -------       -------
Less distributions:
   Distributions from net investment income...........................................          --         (0.46)        (0.29)
   Distributions from net realized gains..............................................       (0.01)        (0.08)        (0.17)
                                                                                           -------       -------       -------
         Total distributions..........................................................       (0.01)        (0.54)        (0.46)
                                                                                           -------       -------       -------
Net asset value, end of period........................................................     $  9.09       $  9.16       $  9.40
                                                                                           =======       =======       =======
Total return..........................................................................       (0.66)%        2.89%         2.37%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)................................................     $     1       $ 1,085       $     9
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits...............................        1.30%         1.15%         1.21%
      After expense reimbursement and earnings credits................................        1.19%**        N/A          1.15%
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits...............................        4.09%         3.80%         4.22%
      After expense reimbursement and earnings credits................................        4.20%          N/A          4.28%
   Portfolio turnover rate............................................................          87%          138%          151%
------------------------------------------------------------------------------------------------------------------------------------

  * The net investment income per share data was determined by using average shares outstanding throughout the period.
 ** The ratio of net operating expenses to average net assets for Class I and Class N was 0.90% and 1.15%, respectively.
    N/A = Not Applicable

================================================================================

                See accompanying notes to financial statements.              97

                  U.S. Balanced Fund --- Financial Highlights


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                                            Year Ended June 30,
                                                               ---------------------------------------------------------------------
Brinson Class I                                                   2000          1999          1998          1997          1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................   $  9.38       $ 12.24       $ 12.53      $  11.71      $  11.23
                                                               -------       -------       -------       -------       -------
Income (loss) from investment operations:
   Net investment income....................................      0.26*         0.34*         0.49*         0.47          0.44
   Net realized and unrealized gain (loss)..................     (0.74)         0.18          0.93          1.29          1.04
                                                               -------       -------       -------       -------       -------
         Total income (loss) from investment operations.....     (0.48)         0.52          1.42          1.76          1.48
                                                               -------       -------       -------       -------       -------
Less distributions:
   Distributions from net investment income.................     (0.25)        (0.73)        (0.77)        (0.40)        (0.43)
   Distributions from net realized gains....................     (0.06)        (2.65)        (0.94)        (0.54)        (0.57)
                                                               -------       -------       -------       -------       -------
         Total distributions................................     (0.13)        (3.38)        (1.71)        (0.94)        (1.00)
                                                               -------       -------       -------       -------       -------
Net asset value, end of period..............................   $  8.59       $  9.38      $  12.24      $  12.53      $  11.71
                                                               =======       =======       =======       =======       =======
Total return................................................     (5.07)%        4.74%        12.19%        15.50%        13.52%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)......................   $11,136       $37,603      $ 80,556      $282,860      $227,829
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits.....      1.01%         0.96%         0.81%         0.88%         1.01%
      After expense reimbursement and earnings credits......      0.81%**       0.80%         0.80%         0.80%         0.80%
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits.....      2.80%         3.00%         3.88%         3.78%         3.76%
      After expense reimbursement and earnings credits......      3.00%         3.16%         3.89%         3.86%         3.97%
   Portfolio turnover rate..................................        96%          113%          194%          329%          240%
------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Year Ended June 30,
                                                                                           -----------------------------------
Brinson Class N                                                                             2000          1999          1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..................................................     $  9.38       $ 12.27       $ 12.53
                                                                                           -------       -------       -------
Income (loss) from investment operations:
   Net investment income..............................................................        0.23*         0.29*         0.47*
   Net realized and unrealized gain (loss)............................................       (0.74)        (0.18)         0.94
                                                                                           -------       -------       -------
         Total income (loss) from investment operations...............................       (0.51)         0.47          1.41
                                                                                           -------       -------       -------
Less distributions:
   Distributions from net investment income...........................................       (0.24)        (0.71)        (0.73)
   Distributions from net realized gains..............................................       (0.06)        (2.65)        (0.94)
                                                                                           -------       -------       -------
         Total distributions..........................................................       (0.30)        (3.36)        (1.67)
                                                                                           -------       -------       -------
Net asset value, end of period........................................................     $  8.57       $  9.38       $ 12.27
                                                                                           =======       =======       =======
Total return..........................................................................       (5.39)%        4.17%        12.15%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)................................................     $     1       $     1       $     1
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits...............................        1.26%         1.21%         1.06%
      After expense reimbursement and earnings credits................................        1.06%**       1.05%         1.05%
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits...............................        2.55%         2.75%         3.63%
      After expense reimbursement and earnings credits................................        2.75%         2.91%         3.64%
   Portfolio turnover rate............................................................          96%          113%          194%
------------------------------------------------------------------------------------------------------------------------------------

  * The net investment income per share data was determined by using average shares outstanding throughout the period.
 ** The ratio of net operating expenses to average net assets for Class I and Class N was 0.80% and 1.05%, respectively.

================================================================================

98              See accompanying notes to financial statements.

                   U.S. Equity Fund -- Financial Highlights



--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                                            Year Ended June 30,
                                                                    ------------------------------------------------------------
Brinson Class I                                                        2000          1999        1998         1997       1996
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............................  $  21.48       $  19.91    $  17.64     $  14.59    $  11.53
                                                                    --------       --------    --------     --------    --------
Income (loss) from investment operations:
   Net investment income..........................................      0.16*          0.17*       0.19         0.15        0.17
   Net realized and unrealized gain (loss)........................     (3.75)          2.67        3.39         4.27        3.31
                                                                    --------       --------    --------     --------    --------
         Total income (loss) from investment operations...........     (3.59)          2.84        3.58         4.42        3.48
                                                                    --------       --------    --------     --------    --------
Less distributions:
   Distributions from net investment income.......................     (0.05)         (0.15)      (0.18)       (0.14)      (0.17)
   Distributions from net realized gains..........................     (1.77)         (1.12)      (1.13)       (1.23)      (0.25)
                                                                    --------       --------    --------     --------    --------
         Total distributions......................................     (1.82)         (1.27)      (1.31)       (1.37)      (0.42)
                                                                    --------       --------    --------     --------    --------
Net asset value, end of period....................................  $  16.07       $  21.48    $  19.91     $  17.64    $  14.59
                                                                    ========       ========    ========     ========    ========
Total return......................................................    (17.00)%        15.22%      21.48%       31.87%      30.57%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)............................  $167,870       $713,321    $605,768     $337,949    $126,342
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits...........      0.84%          0.80%       0.80%        0.89%       1.14%
      After expense reimbursement and earnings credits............      0.80%           N/A         N/A         0.80%       0.80%
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits...........      0.89%          0.82%       1.12%        1.06%       1.13%
      After expense reimbursement and earnings credits............      0.93%           N/A         N/A         1.15%       1.47%
   Portfolio turnover rate........................................        55%            48%         42%          43%         36%
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Year Ended June 30,
                                                                                                --------------------------------
Brinson Class N                                                                                  2000          1999       1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.........................................................  $  21.39      $ 19.88     $ 17.64
                                                                                               --------      -------     -------
Income (loss) from investment operations:
   Net investment income.....................................................................      0.13*        0.08*       0.15
   Net realized and unrealized gain (loss)...................................................     (3.75)        2.67        3.37
                                                                                               --------      -------     -------
         Total income (loss) from investment operations......................................     (3.62)        2.75        3.52
                                                                                               --------      -------     -------
Less distributions:
   Distributions from net investment income..................................................     (0.03)       (0.12)      (0.15)
   Distributions from net realized gains.....................................................     (1.77)       (1.12)      (1.13)
                                                                                               --------      -------     -------
         Total distributions.................................................................     (1.80)       (1.24)      (1.28)
                                                                                               --------      -------     -------
Net asset value, end of period...............................................................  $  15.97      $ 21.39     $ 19.88
                                                                                               ========      =======     =======
Total return.................................................................................    (17.24)%      14.75%      21.10%
Ratios/Supplemental data:
   Net assets, end of period (in 000s).......................................................  $  7,191      $ 7,563     $   268
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits......................................      1.09%        1.05%       1.05%
      After expense reimbursement and earnings credits.......................................      1.05%         N/A         N/A
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits......................................      0.64%        0.57%       0.87%
      After expense reimbursement and earnings credits.......................................      0.68%         N/A         N/A
   Portfolio turnover rate...................................................................        55%          48%         42%

--------------------------------------------------------------------------------------------------------------------------------

    *The net investment income per share data was determined by using average shares outstanding throughout the period.

     N/A = Not Applicable

================================================================================

               See accompanying notes to financial statements.

              U.S. Large Cap Equity Fund -- Financial Highlights



--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                                                     April 6, 1998*
                                                                           Year Ended June 30,      Through June 30,
                                                                    ------------------------------------------------
Brinson Class I                                                          2000          1999                   1998
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.............................   $   11.13        $  9.80                $  10.00
                                                                    ---------        -------                --------
Income (loss) from investment operations:
   Net investment income.........................................        0.09**         0.11**                  0.02
   Net realized and unrealized gain (loss).......................       (2.68)          1.31                   (0.20)
                                                                    ---------        -------                --------
         Total income (loss) from investment operations..........       (2.59)          1.42                   (0.18)
                                                                    ---------        -------                --------
Less distributions:
   Distributions from net investment income......................       (0.11)         (0.09)                  (0.02)
   Distributions from net realized gains.........................       (0.95)            --                      --
                                                                    ---------        -------                --------
      Total distributions........................................       (1.06)         (0.09)                  (0.02)
                                                                    ---------        -------                --------
Net asset value, end of period..................................    $    7.48        $ 11.13                $   9.80
                                                                    =========        =======                ========
Total return (non-annualized)...................................       (23.95)%        14.54%                  (1.83)%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)...........................   $  15,758        $22,668                $    154
   Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits...........        1.27%          1.29%                   1.59%***
     After expense reimbursement and earnings credits............        0.80%          0.80%                   0.80%***
   Ratio of net investment income to average net assets:
     Before expense reimbursement and earnings credits...........        0.70%          0.57%                   0.52%***
     After expense reimbursement and earnings credits............        1.17%          1.06%                   1.31%***
   Portfolio turnover rate.......................................         174%            88%                     12%
--------------------------------------------------------------------------------------------------------------------
                                                                                                     April 6, 1998*
                                                                         Year Ended June 30,        Through June 30,
                                                                    ------------------------------------------------
Brinson Class N                                                          2000          1999                  1998
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period............................    $   11.13        $  9.78               $  10.00
                                                                    ---------        -------                --------
Income (loss) from investment operations:
   Net investment income.........................................        0.07**         0.09**                  0.02
   Net realized and unrealized gain (loss).......................       (2.68)          1.31                   (0.23)
                                                                    ---------        -------                --------
         Total income (loss) from investment operations..........       (2.61)          1.40                   (0.21)
                                                                    ---------        -------                --------
Less distributions:
   Distributions from net investment income......................       (0.06)         (0.05)                  (0.01)
   Distributions from net realized gains.........................       (0.95)            --                      --
                                                                    ---------        -------                --------
         Total distributions.....................................       (1.01)         (0.05)                  (0.01)
                                                                    ---------        -------                --------
Net asset value, end of period...................................   $    7.51        $ 11.13                $   9.78
                                                                    =========        =======                ========
Total return (non-annualized)....................................      (24.12)%        14.40%                  (2.02)%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)...........................   $      35        $ 3,756                $ 16,033
   Ratio of expenses to average net assets
      Before expense reimbursement and earnings credits..........        1.52%          1.54%                   1.84%***
      After expense reimbursement and earnings credits...........        1.05%          1.05%                   1.05%***
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits..........        0.45%          0.32%                   0.27%***
      After expense reimbursement and earnings credits...........        0.92%          0.81%                   1.06%***
   Portfolio turnover rate.......................................         174%            88%                     12%
--------------------------------------------------------------------------------------------------------------------

*    Commencement of investment operations
** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized

================================================================================
100             See accompanying notes to financial statements.

                    U.S. Large Cap Growth Fund - Financial Highlights


------------------------------------------------------------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                              Six Months                         October 14, 1997/1/
                                                                 Year Ended    Ended/3/          Year Ended            Through
Brinson Class I                                                June 30, 2000 June 30, 1999  December 31, 1998/2/  December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.........................    $  13.91      $  11.84          $   9.92           $  10.00
                                                                 --------      --------          --------           --------
Income (loss) from investment operations:
   Net investment income.....................................        0.03/4/       0.02              0.06               0.02
   Net realized and unrealized gain (loss)...................        2.29          2.05              2.38              (0.08)
                                                                 --------      --------          --------           --------
         Total income (loss) from investment operations......        2.32          2.07              2.44              (0.06)
                                                                 --------      --------          --------           --------
Less distributions:
   Distributions from net investment income..................          --            --             (0.06)             (0.02)
   Distributions from net realized gains.....................       (0.95)           --             (0.46)                --
                                                                 --------      --------          --------           --------
         Total distributions.................................       (0.95)           --             (0.52)             (0.02)
                                                                 --------      --------          --------           --------
Net asset value, end of period...............................    $  15.28      $  13.91          $  11.84           $   9.92
                                                                 ========      ========          ========           ========
Total return (non-annualized)................................       17.52%        17.48%            24.90%             (0.55)%
Ratios/Supplemental data:
  Net assets, end of period (in 000s)........................    $  5,885      $  2,947          $  4,147           $  4,137
  Ratio of expenses to average net assets:
    Before expense reimbursement and earnings credits........        1.86%         2.38%/5/          2.76%              8.54%/5/
    After expense reimbursement and earnings credits.........        0.80%         0.80%/5/          0.99%              1.00%/5/
  Ratio of net investment income (loss) to average net assets:
    Before expense reimbursement and earnings credits........       (0.97)%       (1.26)%/5/        (1.40)%            (6.19)%/5/
    After expense reimbursement and earnings credits.........        0.09%         0.32%/5/          0.37%              1.35%/5/
  Portfolio turnover rate....................................          86%           51%              N/A                N/A
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     Six Months
                                                                                                Year Ended              Ended
Brinson Class N                                                                                June 30, 2000       June 30, 1999/6/
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.......................................................      $  13.88           $  11.84
                                                                                                 --------           --------
Income from investment operations:
   Net investment loss.....................................................................         (0.02)/4/          (0.01)
   Net realized and unrealized gain........................................................          2.29               2.05
                                                                                                 --------           --------
         Total income from investment operations...........................................          2.27               2.04
                                                                                                 --------           --------
Less distributions:
   Distributions from net realized gains...................................................         (0.95)                --
                                                                                                 --------           --------
         Total distributions...............................................................         (0.95)                --
                                                                                                 --------           --------
Net asset value, end of period.............................................................      $  15.20           $  13.88
                                                                                                 ========           ========
Total return (non-annualized)..............................................................         17.18%             17.23%
Ratios/Supplemental data:
   Net assets, end of period (in 000s).....................................................      $      1           $      1
   Ratio of expenses to average net assets:
         Before expense reimbursement and earnings credits.................................          2.11%              2.63%/5/
         After expense reimbursement and earnings credits..................................          1.05%              1.05%/5/
   Ratio of net investment income (loss) to average net assets:
         Before expense reimbursement and earnings credits.................................         (1.22)%            (1.51)%/5/
         After expense reimbursement and earnings credits..................................         (0.16)%             0.07%/5/
   Portfolio turnover rate.................................................................            86%                51%
------------------------------------------------------------------------------------------------------------------------------------

1     Commencement of investment operations
2     Reflects 10 for 1 share split effective December 9, 1998
3     Reflects the Fund's change in fiscal year end from December 31 to June 30
4 The net investment income per share data was determined by using average shares outstanding throughout the period.
5     Annualized
6     Commencement of Brinson Class N was December 31, 1998
N/A = Information is not available for periods prior to reorganization, as described in notes to financial statements
================================================================================

               See accompanying  notes to financial statements.              101

               U.S. Small Cap Growth Fund - Financial Highlights


------------------------------------------------------------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                             Six Months                        September 30, 1997/1/
                                                                Year Ended    Ended/3/         Year Ended             Through
Brinson Class I                                               June 30, 2000 June 30, 1999 December 31, 1998/2/   December 31, 1997
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.........................   $   9.18      $   8.80          $   9.44           $  10.00
                                                                --------      --------          --------           --------
Income (loss) from investment operations:
   Net investment income.....................................      (0.03)/4/     (0.02)            (0.02)                --
   Net realized and unrealized gain (loss)...................       7.12          0.40             (0.57)             (0.56)
                                                                --------      --------          --------           --------
         Total income (loss) from investment operations......       7.09          0.38              0.59              (0.56)
                                                                --------      --------          --------           --------
Less distributions:
   Distributions from net investment income..................         --            --             (0.05)                --
                                                                --------      --------          --------           --------
         Total distributions.................................         --            --             (0.05)                --
                                                                --------      --------          --------           --------
Net asset value, end of period...............................   $  16.27      $   9.18          $   8.80           $   9.44
                                                                ========      ========          ========           ========
Total return (non-annualized)................................      77.23%        74.32%            (6.70)%            (5.62)%
Ratios/Supplemental data:
  Net assets, end of period (in 000s)........................   $ 50,975      $ 35,211          $ 22,607           $ 11,954
  Ratio of expenses to average net assets:
    Before expense reimbursement and earnings credits........       1.31%         1.32%/5/          1.69%              3.63%/5/
    After expense reimbursement and earnings credits.........       1.15%         1.15%/5/          1.20%              1.20%/5/
  Ratio of net investment income (loss) to average net assets:
    Before expense reimbursement and earnings credits........      (0.76)%       (0.62)%/5/        (0.76)%            (2.53)%/5/
    After expense reimbursement and earnings credits.........      (0.60)%       (0.45)%/5/        (0.27)%            (0.10)%/5/
  Portfolio turnover rate....................................        104%           71%              N/A                N/A
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     Six Months
                                                                                                Year Ended              Ended
Brinson Class N                                                                                June 30, 2000       June 30, 1999/6/
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.......................................................      $   9.16           $   8.80
                                                                                                 --------           --------
Income from investment operations:
   Net investment loss.....................................................................         (0.08)/4/          (0.04)
   Net realized and unrealized gain........................................................          7.12               0.40
                                                                                                 --------           --------
         Total income from investment operations...........................................          7.04               0.36
                                                                                                 --------           --------
Net asset value, end of period.............................................................      $  16.20           $   9.16
                                                                                                 ========           ========
Total return (non-annualized)..............................................................         76.86%              4.09%
Ratios/Supplemental data:
   Net assets, end of period (in 000s).....................................................      $      2           $      1
   Ratio of expenses to average net assets:
         Before expense reimbursement and earnings credits.................................          1.56%              1.57%/5/
         After expense reimbursement and earnings credits..................................          1.40%              1.40%/5/
   Ratio of net investment income (loss) to average net assets:
         Before expense reimbursement and earnings credits.................................         (1.01)%            (0.87)%/5/
         After expense reimbursement and earnings credits..................................         (0.85)%            (0.70)%/5/
   Portfolio turnover rate.................................................................           104%                71%
------------------------------------------------------------------------------------------------------------------------------------

1     Commencement of investment operations
2     Reflects 10 for 1 share split effective December 9, 1998
3     Reflects the Fund's change in fiscal year end from December 31 to June 30
4 The net investment income per share data was determined by using average shares outstanding throughout the period.
5     Annualized
6     Commencement of Brinson Class N was December 31, 1998
N/A Information is not available for periods prior to reorganization, as described in notes to financial statements


================================================================================

102            See accompanying  notes to financial statements.

                    U.S. Bond Fund - Financial Highlights


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                                                                 August 31, 1995*
                                                                        Year Ended June 30,                      Through June 30,
                                                              -------------------------------------------------------------------
Brinson Class I                                                  2000           1999          1998          1997        1996
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....................      $   10.28      $   10.58     $   10.24     $   9.93      $   10.00
                                                              ---------      ---------     ---------     --------      ---------
Income from investment operations:
   Net investment income................................           0.62**         0.58**        0.53         0.51**         0.50
   Net realized and unrealized gain (loss)..............          (0.25)         (0.26)         0.53         0.32          (0.14)
                                                              ---------      ---------     ---------     --------      ---------
         Total income from investment operations........           0.37           0.32          1.06         0.83           0.36
                                                              ---------      ---------     ---------     --------      ---------
Less distributions:
   Distributions from net investment income.............          (0.65)         (0.47)        (0.58)       (0.52)         (0.40)
   Distributions from net realized gains................             --          (0.15)        (0.14)          --          (0.03)
                                                              ---------      ---------     ---------     --------      ---------
         Total distributions............................          (0.65)         (0.62)        (0.72)       (0.52)         (0.43)
                                                              ---------      ---------     ---------     --------      ---------
Net asset value, end of period..........................      $   10.00      $   10.28     $   10.58     $  10.24      $    9.93
                                                              =========      =========     =========     ========      =========
Total return (non-annualized)...........................           3.74%          2.97%        10.60%        8.45%          3.60%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)..................      $  58,121      $  92,030     $  38,874    $  22,421      $   9,047
   Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits..           0.67%          0.61%         0.84%        1.65%          3.63%***
     After expense reimbursement and earnings credits...           0.60%          0.60%         0.60%        0.60%          0.60%***
   Ratio of net investment income to average net assets:
     Before expense reimbursement and earnings credits..           6.12%          5.42%         5.61%        5.14%          3.00%***
     After expense reimbursement and earnings credits...           6.19%          5.43%         5.85%        6.19%          6.03%***
   Portfolio turnover rate..............................            170%           260%          198%         410%           363%
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Year Ended June 30,
                                                                                           --------------------------------------
Brinson Class N                                                                               2000          1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....................................................  $     10.30         10.58   $    10.24
Income from investment operations:
   Net investment income................................................................         0.58**        0.57**       0.61
   Net realized and unrealized gain (loss)..............................................        (0.25)        (0.26)        0.42
                                                                                           ----------   -----------   ----------
         Total income from investment operations........................................         0.33          0.31         1.03
                                                                                           ----------   -----------   ----------
Less distributions:
   Distributions from net investment income.............................................        (0.64)        (0.44)       (0.55)
   Distributions from net realized gains................................................           --         (0.15)       (0.14)
                                                                                           ----------   -----------   ----------
         Total distributions............................................................        (0.64)        (0.59)       (0.69)
                                                                                           ----------   -----------   ----------
Net asset value, end of period..........................................................   $     9.99   $     10.30   $    10.58
                                                                                           ==========   ===========   ==========
Total return............................................................................         3.29%         2.88%       10.30%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)..................................................   $        1   $         1   $        1
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits.................................         0.92%         0.86%        1.09%
      After expense reimbursement and earnings credits..................................         0.85%         0.85%        0.85%
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits.................................         5.87%         5.17%        5.36%
      After expense reimbursement and earnings credits..................................         5.94%         5.18%        5.60%
   Portfolio turnover rate..............................................................          170%          260%         198%
---------------------------------------------------------------------------------------------------------------------------------

    * Commencement of investment operations
   ** The net investment income per share data was determined by using average shares outstanding throughout the period.
  *** Annualized

================================================================================

                See accompanying notes to financial statements.              103

                    High Yield Fund - Financial Highlights


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.


                                                                            Six Months                         September 30, 1997/1/
                                                         Year Ended          Ended/3/          Year Ended             Through
Brinson Class I                                         June 30, 2000   June 30, 1999    December 31, 1998/2/   December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...................   $    9.96       $    9.98             $   10.05          $     10.00
                                                          ---------       ---------             ---------          -----------
Income from investment operations:
   Net investment income...............................        0.91/4/        (0.44)/4/              7.30                 0.18
   Net realized and unrealized gain (loss).............       (0.90)          (0.15)                 0.02                 0.05
                                                          ---------       ---------             ---------          -----------
         Total income from investment operations.......        0.01            0.29                  7.32                 0.23
                                                          ---------       ---------             ---------          -----------
Less distributions:
   Distributions from net investment income............       (0.71)          (0.31)                (7.33)               (0.18)
   Distributions from net realized gains...............       (0.07)             --                 (0.06)                  --
                                                          ---------       ---------             ---------          -----------
         Total distributions...........................       (0.78)          (0.31)                (7.39)               (0.18)
                                                          ---------       ---------             ---------          -----------
Net asset value, end of period.........................   $    9.19       $    9.96             $    9.98          $     10.05
                                                          =========       =========             =========          ===========
Total return (non-annualized)..........................        0.02%           2.91%                 7.75%                2.34%
Ratios/Supplemental data:
  Net assets, end of period (in 000s)                     $  50,845       $  60,044             $  34,900          $     7,861
  Ratio of expenses to average net assets:
    Before expense reimbursement and earnings credits..        0.86%           0.83%/5/              1.59%                4.98%/5/
    After expense reimbursement and earnings credits...        0.70%           0.70%/5/              0.89%                0.90%/5/
  Ratio of net investment income to average net assets
    Before expense reimbursement and earnings credits..        9.31%           8.54%/5/              7.38%                3.15%/5/
    After expense reimbursement and earnings credits...        9.47%           8.67%/5/              8.08%                7.23%/5/
  Portfolio turnover rate..............................          73%             77%                  N/A                  N/A
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Six Months
                                                                                               Year Ended                Ended
Brinson Class N                                                                              June 30, 2000          June 30, 1999/6/
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.........................................................   $    9.95          $      9.98
                                                                                                ---------          -----------
Income from investment operations:
   Net investment income.....................................................................        0.90/4/              0.42/4/
   Net realized and unrealized gain (loss)...................................................       (0.90)               (0.15)
                                                                                                ---------          -----------
         Total income from investment operations.............................................          --                 0.27
                                                                                                ---------          -----------
Less distributions:
   Distributions from net investment income..................................................       (0.70)               (0.30)
   Distributions from net realized gains.....................................................       (0.07)                  --
                                                                                                ---------          -----------
         Total distributions.................................................................       (0.77)               (0.30)
                                                                                                ---------          -----------
Net asset value, end of period...............................................................   $    9.18          $      9.95
                                                                                                =========          ===========
 Total return (non-annualized)...............................................................       (0.13)%               2.71%
 Ratios/Supplemental data:
   Net assets, end of period (in 000s).......................................................   $       1          $         1
   Ratio of expenses to average net assets:
    Before expense reimbursement and earnings credits........................................        1.11%                1.08%/5/
    After expense reimbursement and earnings credits.........................................        0.95%                0.95%/5/
   Ratio of net investment income to average net assets:
    Before expense reimbursement and earnings credits........................................        9.06%                8.29%/5/
    After expense reimbursement and earnings credits.........................................        9.22%                8.42%/5/
   Portfolio turnover rate...................................................................          73%                  77%
------------------------------------------------------------------------------------------------------------------------------------

    1 Commencement of investment operations
    2 Reflects 10 for 1 share split effective December 9, 1998
    3 Reflects the Fund's change in fiscal year end from December 31 to June 30 4 The net investment income per share data was determined by using average shares outstanding throughout the period.
    5 Annualized
    6 Commencement of Brinson Class N was December 31, 1998
N/A Information is not available for periods prior to reorganization, as described in notes to financial statements
================================================================================

104             See accompanying notes to financial statements.

             Global (Ex-U.S.) Equity Fund -- Financial Highlights


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                                            Year Ended June 30,
                                                                    ----------------------------------------------------------------
Brinson Class I                                                        2000          1999          1998          1997          1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.............................   $  12.34       $  12.15      $  12.59     $  11.17     $   9.68
                                                                    --------       --------      --------     --------     --------
Income from investment operations:
   Net investment income.........................................       0.11*          0.16          0.18         0.18         0.18
   Net realized and unrealized gain..............................       1.33           0.27          0.30         1.97         2.05
                                                                    --------       --------      --------     --------     --------
         Total income from investment operations.................       1.44           0.43          0.48         2.15         2.23
                                                                    --------       --------      --------     --------     --------
Less distributions:
   Distributions from net investment income......................      (0.07)         (0.12)        (0.18)       (0.17)       (0.18)
   Distributions from net realized gains.........................      (0.14)         (0.12)        (0.74)       (0.56)       (0.56)
                                                                    --------       --------      --------     --------     --------
         Total distributions.....................................      (0.21)         (0.24)        (0.92)       (0.73)       (0.74)
                                                                    --------       --------      --------     --------     --------
Net asset value, end of period...................................   $  13.57       $  12.34      $  12.15     $  12.59     $  11.17
                                                                    ========       ========      ========     ========     ========
Total return.....................................................      11.76%          3.65%         4.78%       20.27%       23.64%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)...........................   $411,985       $490,322      $439,329     $420,855     $212,366
   Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits...........       1.00%**        0.99%         1.00%        1.00%        1.20%
     After expense reimbursement and earnings credits............        N/A            N/A           N/A          N/A         1.00%
   Ratio of net investment income to average net assets:
     Before expense reimbursement and earnings credits...........       0.89%          1.35%         1.52%        1.83%        1.67%
     After expense reimbursement and earnings credits............        N/A            N/A           N/A          N/A         1.87%
   Portfolio turnover rate.......................................         59%            74%           49%          25%          20%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                          Year Ended June 30,
                                                                                                 -----------------------------------
Brinson Class N                                                                                    2000          1999          1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.........................................................    $  12.30     $  12.14     $  12.59
                                                                                                 --------     --------     --------
Income from investment operations:
   Net investment income.....................................................................        0.08*        0.12         0.16
   Net realized and unrealized gain..........................................................        1.33         0.27         0.29
                                                                                                 --------     --------     --------
         Total income from investment operations.............................................        1.41         0.39         0.45
                                                                                                 --------     --------     --------
Less distributions:
   Distributions from net investment income..................................................          --        (0.11)       (0.16)
   Distributions from net realized gains.....................................................       (0.14)       (0.12)       (0.74)
                                                                                                 --------     --------     --------
         Total distributions.................................................................       (0.14)       (0.23)       (0.90)
                                                                                                 --------     --------     --------
Net asset value, end of period...............................................................    $  13.57     $  12.30     $  12.14
                                                                                                 ========     ========     ========
Total return.................................................................................       11.51%        3.30%        4.51%
Ratios/Supplemental data:
   Net assets, end of period (in 000s).......................................................    $      1     $     15     $     11
   Ratio of total expenses to average net assets:............................................        1.25%**      1.24%        1.25%
   Ratio of net investment income to average net assets:.....................................        0.64%        1.10%        1.27%
   Portfolio turnover rate...................................................................          59%          74%          49%
------------------------------------------------------------------------------------------------------------------------------------

   * The net investment income per share data was determined by using average shares outstanding throughout the period.
  ** The ratio of net operating expenses to average net assets for Class I and Class N was 0.99% and 1.24%, respectively
     N/A = Not Applicable

================================================================================

                See accompanying notes to financial statements.

              The Brinson Funds -- Notes To Financial Statements

--------------------------------------------------------------------------------
1.   SIGNIFICANT ACCOUNTING POLICIES
The Brinson Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of thirteen series: Global Fund, Global Equity Fund, Global Technology Fund, Global Biotech Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Cap Equity Fund (formerly, U.S. Large Capitalization Equity Fund), U.S. Large Cap Growth Fund (formerly, U.S. Large Capitalization Growth Fund), U.S. Small Cap Growth Fund (formerly, U.S. Small Capitalization Growth Fund), U.S. Bond Fund, High Yield Fund and Global (Ex-U.S.) Equity Fund (each a "Fund" and collectively, the "Funds"). Each Fund has three classes of shares outstanding, Brinson Class I, Brinson Class N and UBS Investment Funds Class. There are an unlimited number of shares of each class with par value of $0.001 authorized. Each share represents an identical interest in the investments of the Funds and has the same rights. The financial highlights of the UBS Investment Funds Class are presented in a separate report. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

A. Investment Valuation: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. U.S. equity securities traded over-the-counter are valued at the most recent bid price. Investments in affiliated investment companies are valued at the daily closing net asset value of the respective fund. Debt securities are valued at the most recent bid price by using market quotations or independent pricing services. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. Foreign Currency Translation: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the WM/Reuters closing spot rates as of 4:00 p.m. London time. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts and income receipts are translated at the prevailing exchange rate as of the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on investments in the statement of operations.

C. Investment Transactions: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D. Investment Income: Interest income, which includes the amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

E. Federal Income Taxes: It is the policy of the Funds to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds met the requirements of the Code applicable to regulated investment companies for the year ended June 30, 2000, therefore, no federal income tax provision was required. At June 30, 2000, the following Funds had capital loss carryforwards for Federal income tax purposes available to offset future net capital gains through the indicated expiration dates:

     Fund                             Expiration Date          Amount
     ----                             ---------------          ------
Global Bond Fund...................    June 30, 2008         $1,109,176
U.S. Bond Fund.....................    June 30, 2008          1,664,910
High Yield Fund....................    June 30, 2008            861,570

================================================================================

              The Brinson Funds -- Notes To Financial Statements

--------------------------------------------------------------------------------
F. Distribution to Shareholders: It is the policy of the Funds to distribute their respective net investment income on a semi-annual basis and net capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. Differences in dividends per share between the classes are due to distribution expenses. The percentage of dividends paid that qualify for the dividends received deduction available to corporate shareholders for the year ended June 30, 2000, were as follows:

                                                              Dividends Received
                                                              ------------------
Fund                                                               Deduction
----                                                               ---------
Global Fund...............................................            16.77%
Global Equity Fund........................................            32.26
U. S. Balanced............................................            23.37
U. S. Equity..............................................           100.00
U. S. Large Cap Equity....................................            31.75
U. S. Large Cap Growth....................................            10.18
U. S. Bond................................................             0.11

G. Income and Expense Allocation: All income earned and expenses incurred by each Fund will be borne on a pro rata basis by each of the classes, except that the Brinson Class I will not incur any of the distribution expenses of the Brinson Class N nor the UBS Investment Funds Class.

H. Earnings Credits: The Funds have entered into an arrangement with their custodian whereby interest earned on uninvested cash balances are used to offset a portion of the Fund's expenses. These amounts are reflected in the statements of operations.

I. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

2.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. As compensation for these services, each Fund pays the Advisor a monthly fee based on each Fund's respective average daily net assets. The Advisor has agreed to waive its fees and reimburse each Fund to the extent that total annualized operating expenses exceed a specified percentage of each Fund's respective average daily net assets. The Advisor may recapture any amounts waived or reimbursed with respect to the Global Technology Fund and Global Biotech Fund subject to the following conditions: (1) the Advisor must request reimbursement within five years from the date on which the waiver and/or reimbursement was made, and (2) the Fund must be able to reimburse the Advisor and remain within the operating expense limits noted in the following chart. No amounts were recaptured by the Advisor during the period ended June 30, 2000. Investment advisory fees and other transactions for the year ended June 30, 2000, were as follows:

                                                                                                UBS
                                                                               Brinson       Investment
                                                 Advisory   Brinson Class I    Class N      Funds Class      Advisory      Fees
                                                    Fee       Expense Cap     Expense Cap   Expense Cap        Fees       Waived
                                                 --------   ---------------   -----------   -----------    -----------   --------
Global Fund.................................      0.80%          1.10%           1.35%          1.75%      $ 2,899,741   $     --
Global Equity Fund..........................      0.80           1.00            1.25           1.76           639,859     54,359
Global Technology Fund......................      1.40           1.55            1.80           2.55               549      4,639
Global Biotech Fund.........................      1.15           1.30            1.55           2.30               480      3,737
Global Bond Fund............................      0.75           0.90            1.15           1.39           597,228     91,069
U.S. Balanced Fund..........................      0.70           0.80            1.05           1.30           199,072     57,436
U.S. Equity Fund............................      0.70           0.80            1.05           1.32         3,376,519    160,099
U.S. Large Cap Equity Fund..................      0.70           0.80            1.05           1.32           163,052    108,284
U.S. Large Cap Growth Fund..................      0.70           0.80            1.05           1.57            71,140    101,585
U.S. Small Cap Growth Fund..................      1.00           1.15            1.40           1.92           445,220     69,313
U.S. Bond Fund..............................      0.50           0.60            0.85           1.07           452,989     60,829
High Yield Fund.............................      0.60           0.70            0.95           1.55           336,440     87,728
Global (Ex-U.S.) Equity Fund................      0.80           1.00            1.25           1.84         3,822,993         --

================================================================================

              The Brinson Funds -- Notes To Financial Statements

--------------------------------------------------------------------------------
Certain officers of the Funds are also officers of the Advisor. All officers serve without direct compensation from the Funds. Trustees' fees paid to unaffiliated trustees for the year ended June 30, 2000, were as follows:

                                                            Fees Paid
                                                            ---------
Global Fund.............................................      $ 8,272
Global Equity Fund......................................        4,414
Global Technology Fund..................................          360
Global Biotech Fund.....................................          290
Global Bond Fund........................................        4,392
U.S. Balanced Fund......................................        4,246
U.S. Equity Fund........................................       15,374
U.S. Large Cap Equity Fund..............................        4,246
U.S. Large Cap Growth Fund..............................        3,649
U.S. Small Cap Growth Fund..............................        4,117
U.S. Bond Fund..........................................        4,370
High Yield Fund.........................................        4,365
Global (Ex-U.S.) Equity Fund............................        8,264

The Global Fund invests in shares of certain affiliated investment companies also sponsored by the Advisor. These investments represented 16.08% of the Fund's net assets at June 30, 2000. Amounts relating to those investments at June 30, 2000 and for the year then ended, were as follows:

                                                                                        Net           Change in
                                                                        Sales         Realized      Net Unrealized
Affiliates                                               Purchases     Proceeds      Gain/(Loss)      Gain/(Loss)        Value
----------                                               ---------   -----------     -----------    --------------    ------------
Brinson U.S. Small Capitalization Equity Fund.......   $        --   $        --     $        --    $      479,608    $  8,140,053
Brinson High Yield Fund.............................     9,500,000     8,000,000       1,240,415          (958,356)     16,003,393
Brinson Emerging Markets Equity Fund................            --    10,509,950        (472,848)        3,382,681       9,943,169
Brinson Emerging Markets Debt Fund..................            --    18,100,000       4,035,383           594,382      11,243,315
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund.............................   452,709,674   482,973,495              --                --       1,830,859

108

The following Funds invest in shares of the Brinson Supplementary Trust U.S. Cash Management Prime Fund ("Supplementary Trust"). The Supplementary Trust is an investment company managed by the Advisor. The Supplementary Trust is offered as a cash management option only to mutual funds and other accounts managed by the Advisor. The Supplementary Trust pays no management fees. Distributions received from the Supplementary Trust are reflected as interest income in the statement of operations. Amounts relating to those investments at June 30, 2000 and for the year then ended June 30, 2000, were as follows:

                                                                                                                          % of
                                                                         Sales          Interest                           Net
Fund                                                Purchases           Proceeds         Income            Value          Assets
----                                              -------------       -----------    -------------     --------------     -------
Global Fund...................................    $ 452,709,674    $  482,973,494    $     732,300     $    1,830,859        0.63%
Global Equity Fund............................       51,279,587        49,847,833           77,639          2,453,941        3.56
Global Technology Fund........................               --                --               --                 --          --
Global Biotech Fund...........................               --                --               --                 --          --
Global Bond Fund..............................       46,252,518        46,972,556           91,982          5,419,195       11.89
U.S. Balanced Fund............................       23,615,731        23,228,119           36,392            623,691        5.04
U.S. Equity Fund..............................      324,163,891       360,999,461          885,159            849,414        0.45
U.S. Large Cap Equity Fund....................       42,642,990        42,960,013           53,714          1,215,982        7.62
U.S. Large Cap Growth Fund....................               --                --               --                 --          --
U.S. Small Cap Growth Fund....................       43,005,104        42,635,680          120,511          2,503,641        4.58
U.S. Bond Fund................................       87,525,697        92,813,027          273,586            217,046        0.35
High Yield Fund...............................       85,172,972        77,233,925          194,207         10,185,196       19.21
Global (Ex-U.S.) Equity Fund..................      807,825,648       806,997,127          708,393          5,129,357        1.23

================================================================================

               The Brinson Funds--Notes To Financial Statements



________________________________________________________________________________

3. INVESTMENT TRANSACTIONS
Investment transactions for the year ended June 30, 2000, excluding short-term investments, were as follows:

                                                                    Proceeds
Fund                                                Purchases      From Sales
----                                                ---------      ----------
Global Fund.....................................  $340,289,160    $510,377,106
Global Equity Fund..............................    86,434,670     109,260,719
Global Technology Fund..........................       547,609          58,675
Global Biotech Fund.............................       704,861         113,026
Global Bond Fund................................    66,489,929     129,362,852
U.S. Balanced Fund..............................    26,024,597      47,524,289
U.S. Equity Fund................................   254,397,613     714,232,204
U.S. Large Cap Equity Fund......................    37,900,184      40,675,202
U.S. Large Cap Growth Fund......................    10,468,677       8,415,371
U.S. Small Cap Growth Fund......................    43,729,341      52,864,256
U.S. Bond Fund..................................   141,682,053     167,767,766
High Yield Fund.................................    37,576,913      50,920,592
Global (Ex-U.S.) Equity Fund....................   274,569,893     410,021,861

4. FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to each Fund on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Funds realize a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts during the year ended June 30, 2000, was the Funds' custodian.

5. FUTURES CONTRACTS

The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

================================================================================

               The Brinson Funds--Notes To Financial Statements



________________________________________________________________________________

6. SECURITY LENDING

The Global Fund and Global (Ex-U.S.) Equity Fund loaned securities to certain brokers, with the Funds' custodian acting as the Funds' lending agent. The Funds earned negotiated lenders' fees, which are included in interest income in the statements of operations. The Global Fund receives cash as collateral against the loaned securities. The cash is then generally invested in interest-bearing securities which are included in the schedule of investments. The Global (Ex-U.S.) Equity Fund receives securities, which are not reflected in the statement of assets and liabilities, as collateral against the loaned securities. The Funds' monitor the market value of securities loaned on a daily basis and initially require collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of foreign securities loaned. The value of loaned securities and related collateral outstanding at June 30, 2000, were as follows:

                                              Value of Loaned          Value of
                                                 Securities           Collateral
                                              ---------------        -----------
Global Fund..................................   $50,587,586          $51,691,365
Global (Ex-U.S.) Equity Fund.................    15,980,918           16,163,433

7. DISTRIBUTION PLANS

The Trust has adopted distribution plans (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the Brinson Class N and the UBS Investment Funds Class. Each Plan governs payments made for the expenses incurred in the promotion and distribution of the Brinson Class N and the UBS Investment Funds Class. Annual fees under the Brinson Class N Plan shall not exceed 0.25% of the average daily net assets of the Brinson Class N of each of the Funds. Annual fees under the UBS Investment Funds Plan, which include a 0.25% service fee, are as follows as a percentage of the average daily net assets of the UBS Investment Funds Class of each of the Funds:

                                                                      % of
Fund                                                               Net Assets
----                                                               ----------
Global Fund.......................................................    0.65%
Global Equity Fund................................................    0.76
Global Technology Fund............................................    1.00
Global Biotech Fund...............................................    1.00
Global Bond Fund..................................................    0.49
U.S. Balanced Fund................................................    0.50
U.S. Equity Fund..................................................    0.52
U.S. Large Cap Equity Fund........................................    0.52
U.S. Large Cap Growth Fund........................................    0.77
U.S. Small Cap Growth Fund........................................    0.77
U.S. Bond Fund....................................................    0.47
High Yield Fund...................................................    0.85
Global (Ex-U.S.) Equity Fund......................................    0.84

================================================================================
110

               The Brinson Funds--Notes To Financial Statements


________________________________________________________________________________

8. LINE OF CREDIT

The Trust has entered into an agreement with Chase Manhattan Bank to provide a 364-day $100 million committed line of credit to the Funds. Borrowings will be made for temporary purposes. Interest on amounts borrowed is calculated based on the Federal Funds Rate plus 0.50%. The Funds pay an annual commitment fee of 0.10% (prior to April 14, 2000 the commitment fee was 0.08%) of the average daily balance of the line of credit not utilized. The average borrowings under the agreement for the year then ended June 30, 2000, were as follows:

                                                     Average    Number of Days
Fund                                               Borrowings    Outstanding
----                                              ------------  --------------
Global Fund...................................     $ 4,750,000         2
Global Bond Fund..............................      18,940,000        10
U.S. Balanced Fund............................       2,925,000         8
U.S. Equity Fund..............................       7,442,857         7
Global (Ex-U.S.) Equity Fund..................      16,050,000        14



================================================================================

                        Report of Independent Auditors




--------------------------------------------------------------------------------

The Board of Trustees and Shareholders
The Brinson Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Brinson Funds--Global Fund, Global Equity Fund, Global Technology Fund, Global Biotech Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Cap Equity Fund, U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund, U.S. Bond Fund, High Yield Fund, and Global (Ex-U.S.) Equity Fund as of June 30, 2000, and the related statements of operations, cash flows (Global Fund only), changes in net assets and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Brinson Funds--Global Fund, Global Equity Fund, Global Technology Fund, Global Biotech Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Cap Equity Fund, U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund, U.S. Bond Fund, High Yield Fund, and Global (Ex-U.S.) Equity Fund at June 30, 2000 and the results of their operations, cash flows (Global Fund only), changes in their net assets and the financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States.


                                                               Ernst & Young LLP

Chicago, Illinois
August 11, 2000



================================================================================
112

[LOGO] The Brinson Funds
       -------------------------------------------------------------------------

                                [LOGO]UBS
                                      Investment Funds




                                  Global Fund
                              Global Equity Fund
                            Global Technology Fund
                              Global Biotech Fund
                               Global Bond Fund
                              U.S. Balanced Fund
                               U.S. Equity Fund
                          U.S. Large Cap Equity Fund
                          U.S. Large Cap Growth Fund
                          U.S. Small Cap Growth Fund
                                U.S. Bond Fund
                                High Yield Fund
                         Global (Ex-U.S.) Equity Fund


                                 Annual Report




                                 June 30, 2000

                         Trustees and Officers

--------------------------------------------------------------------------------

[LOGO] UBS
       Investment Funds

                         Trustees

                         Walter E. Auch

                         Frank K. Reilly, CFA

                         Edward M. Roob


                         Officers

                         Frank K. Reilly, CFA
                         Chairman of the Board

                         Thomas J. Digenan, CFA, CPA
                         President

                         Carolyn M. Burke, CPA
                         Secretary and Treasurer

                         David E. Floyd, CPA
                         Assistant Secretary

                         Mark F. Kemper
                         Assistant Secretary

                         Alanna N. Palmer
                         Assistant Secretary

                         =======================================================

                         The Funds' Advisor-- Brinson Partners, Inc.

--------------------------------------------------------------------------------

[LOGO] UBS               Since the founding of our organization nearly twenty
       Investment Funds  years ago, we have focused our collective energy on two goals: creating meaningful value-added investment performance; and providing our clients with individualized client relationships of the highest quality.

                         Now in 2000, nearly 500 focused investment specialists, located in all of the world's major financial centers, continue to deliver investment strategies that meet our clients' needs. With an unrelenting focus on our goals, we have grown into one of the world's premier investment management organizations, and a recognized leader in our industry. In North America, we make our investment capabilities available to institutions and individual investors through the Brinson Family of Funds. The Brinson Funds are institutionally priced mutual funds that provide investors convenient access to our global investment expertise and capabilities.

                         We select portfolio investments for all of The Brinson Funds by focusing on long-term investment fundamentals within a framework of integrated capital markets. Investment performance for our clients is maximized within and across asset classes through a comprehensive understanding of global investment markets and their interrelationships. We apply a systematic, disciplined approach to valuing investments and combine the seasoned judgment of our global investment teams to construct optimal portfolios--balancing considerations for both risk and return.

                         Brinson Partners, Inc. is a member of UBS Asset Management, the asset management division of UBS AG.

                         =======================================================
2

                         Table of Contents

--------------------------------------------------------------------------------

[LOGO] UBS
       Investment Funds

                         To Our Shareholders ......................................................    4

                         Global Economic and Market Highlights ....................................    5

                         U.S. Economic and Market Highlights ......................................    6

                         Portfolio Managers' Commentary and Schedule of Investments
                              Global Fund .........................................................    7
                              Global Equity Fund ..................................................   18
                              Global Technology Fund ..............................................   25
                              Global Biotech Fund .................................................   28
                              Global Bond Fund ....................................................   31
                              U.S. Balanced Fund ..................................................   37
                              U.S. Equity Fund ....................................................   43
                              U.S. Large Cap Equity Fund ..........................................   48
                              U.S. Large Cap Growth Fund ..........................................   52
                              U.S. Small Cap Growth Fund ..........................................   56
                              U.S. Bond Fund ......................................................   61
                              High Yield Fund .....................................................   67
                              Global (Ex-U.S.) Equity Fund ........................................   74

                         Statements of Assets and Liabilities .....................................   82

                         Statements of Operations .................................................   84

                         Statement of Cash Flows ..................................................   86

                         Statements of Changes in Net Assets ......................................   88

                         Financial Highlights .....................................................   93

                         Notes to Financial Statements ............................................  106

                         Report of Independent Auditors ...........................................  112

                         =======================================================

                         Shareholder Letter

--------------------------------------------------------------------------------

[LOGO] UBS               August 28, 2000
       Investment Funds

                         Dear Shareholder:

                         The first half of 2000 was characterized by turbulence in both equity and bond markets as uncertainty about interest rates, inflation and economic growth came to the fore. While investor sentiment showed continued adoration of the so-called "new economy" in the first quarter, trends reversed sharply in the second quarter. Investors began to heed the warning signs of increasing volatility in most major equity markets, and of swelling share prices in the technology, media and telecommunications (TMT) sectors. Investor attention shifted to searching for investment value among "old economy" stocks.

                         Investors have also begun to look at dot-com companies more skeptically. Many of the new dot-com companies that have sprung up in the past few years are starting to see increasing pressures to solidify their bottom lines. The days of free (or almost free) capital are, if not ending, certainly beginning to slow. More than 120 dot-com companies laid off workers in the past eight months, and 24 of them have subsequently gone out of business. There are still many opportunities to invest in strong, growing companies and undervalued out-of-favor stocks, but active security selection is increasingly important in the current environment.

                         While we understand and appreciate the role of new and emerging technology in business, our analysis is focused on investing in companies with solid fundamentals that are using the Internet to strengthen and leverage their existing businesses. Furthermore, as we identify investment opportunities in other specialized areas, we will continue to broaden our selection of offerings within the UBS Investment Funds. In view of this, we launched two new Funds in the second quarter of 2000: the Global Technology Fund and the Global Biotech Fund. For more information about these or any of the UBS Investment Funds, please feel free to contact us at 1-800-794-7753.

                         We look forward to continuing our relationship with you, and to helping you meet your long-term investment objectives. Thank you for investing in the UBS Investment Funds. We appreciate the confidence you have placed in us.

                         Sincerely,

                         /s/ Hanspeter A. Walder          /s/ Raymond Simon

                         Hanspeter A. Walder              Raymond Simon
                         Executive Director               Managing Director
                         Private Banking Private          Banking

                         =======================================================
4

                         Global Economic and Market Highlights

--------------------------------------------------------------------------------

[LOGO] UBS               The tentative recovery in Japan continues. Real GDP
       Investment Funds  growth was 0.7% year-on-year in the first quarter but on figures which were not adjusted for the leap year.
                         Consensus Forecasts predicts year-on-year GDP growth to be flat in the second quarter but to pick up strongly in H2 2000. Recently, industrial production has strengthened on the back of demand for IT goods. The big news to affect the Japanese economy is the removal of the zero interest rate policy. The overnight call rate was raised to 0.25%. This represents the first tightening of monetary policy in Japan in 10 years. The consensus view is that this is premature with the economy still suffering from deflation and the recovery still green. In Euroland, sentiment continues to be upbeat.

                         The Euroland real GDP grew by 3.4% year-on-year in the first quarter. Consensus Forecasts predict 3.3% growth in 2000. Inflation is rising, from 1.9% at the start of the year, to 2.4% in July. The Euro continues to languish, reaching new lows against the Dollar earlier this month. The weak Euro is bolstering the recovery in industrial production and export growth. This, coupled with the pick up in domestic demand, means that there are upside risks for inflation. It is likely that the European Central Bank (ECB) will raise rates again. The ECB measure of M3 growth slowed again in June, down 40 basis points to 5.4% year-on-year increase.

                         The United Kingdom position is finely balanced. At the recent meeting of the Monetary Policy Committee, interest rates were not changed but the minutes show that there is a big split within the committee as to the size of risks to the economy. The Governor used his casting vote. There has been a weakening in some areas of the economy. Earnings growth have weakened as has the housing market. But with the labor market tightening further and the Bank of England forecasting that inflation is likely to beach its 2.5% target in two years time, a further increase in interest rates seems possible.

                         Global Environment

                                                                            6 months   1 year      3 years      5 years
                         Major Markets                                       ended      ended       ended        ended
                         Total Return in U.S. Dollars                       6/30/00    6/30/00     6/30/00      6/30/00
                         ----------------------------------------------------------------------------------------------
                         U.S. Equity                                        -0.84%      9.52%       19.06%       22.47%
                         Global (Ex-U.S.) Equities (currency unhedged)      -2.99       18.78       10.52        11.75
                         Global (Ex-U.S.) Equities (currency hedged)         2.69       23.11       16.45        20.48
                         U.S. Bonds                                          3.92        4.49        6.02         6.23
                         Global (Ex-U.S.) Bonds (currency unhedged)         -1.95        2.40        2.70         1.70
                         Global (Ex-U.S.) Bonds (currency hedged)            4.02        5.75        8.20         9.81
                         U.S. Cash Equivalents                               3.13        6.08        5.82         5.83
                         ----------------------------------------------------------------------------------------------

                                                                            6 months   1 year      3 years      5 years
                         Major Currencies                                    ended      ended       ended        ended
                         Percent Change Relative to U.S. Dollars            6/30/00    6/30/00     6/30/00      6/30/00
                         ----------------------------------------------------------------------------------------------
                         Yen                                                -3.26%      14.40%       2.65%       -4.31%
                         Pound                                              -6.07       -3.96       -3.11        -0.99
                         Euro                                               -4.37       -7.05       -5.16        -6.94
                         Canadian Dollar                                    -2.05       -0.11       -2.35        -1.50
                         ----------------------------------------------------------------------------------------------

                         All total returns in excess of 1 year are average annualized returns.

                         =======================================================

                         U.S. Economic and Market Highlights

--------------------------------------------------------------------------------

[LOGO] UBS               The slowdown in the economy seems less evident than a
       Investment Funds  few months ago. The annualized growth rate in real GDP rose from 5.4% in the first quarter of this year to 6% in the second quarter. Federal government spending and business investment were strong contributors but personal consumption growth weakened in the second quarter. Consensus Forecasts estimate that activity will slow by the end of the year. Growth is forecast to be 5% in 2000, falling sharply to 3.4% in 2001.

                         The oil price has risen by nearly 50 percent in the year to July and had an impact on consumer price inflation. From lows of around 1.5% year-on-year increase in late 1998, the rate of price inflation has surged to 3.7% in July 2000. Core inflation, which excludes energy and food, was 2.4% in July, up from 1.9% at the beginning of this year. Thanks to recent productivity gains and the expected unwinding of the The oil price has risen by nearly 50 percent in the year to July and had an impact on consumer price inflation. From lows of around 1.5% year-on-year increase in late 1998, the rate of price inflation has surged to 3.7% in July 2000. Core inflation, which excludes energy and food, was 2.4% in July, up from 1.9% at the beginning of this year. Thanks to recent productivity gains and the expected unwinding of the oil price effect, the CPI rate is expected to stabilize in the coming months.

                         Evidence is emerging that the U.S. economy has undergone a structural change. Productivity, measured by workers' output per hour, has recorded its fastest increase in 17 years. The figures provide some evidence that the economy is utilizing "information-technology enhanced production processes." In the year to June, non-farm productivity grew by 5.1% and the annualized increase in the second quarter was 5.3%. The labor market continues to tighten with the unemployment rate falling to 4% but the increases in productivity seem to be keeping a lid on inflationary pressures as unit labor costs are falling.

                         The outlook for short-term interest rates seems to be fairly benign. The consensus opinion is that interest rates have peaked. The combination of a slowing economy, increases in productivity and the prospect of lower energy costs all seem to point to the effective Fed Funds rate being held at 6.5%. The current account deficit poses a risk. Should foreign capital inflows slow, the dollar would fall and raise inflationary pressures.

                         U.S. Environment

                                           Major Markets
                                    Year to Date June 30, 2000

                                              [GRAPH]

                                       4.90        4.49       9.52
                                     U.S. Cash      U.S.      U.S.
                                    Equivalents    Bonds    Equities

                           Top Ten Industry Returns Relative to S&P 5000
                                    Year to Date June 30, 2000

                                              [GRAPH]


                              Salomon U.S. Treasury Benchmark Returns
                                    Year to Date June 30, 2000

                                              [GRAPH]

                                 5.10     4.00    3.64    3.44   4.31
                                  1        2       5       10     30
                                       Maturity (Years)

                         Bottom Ten Industry Returns Relative to S&P 5000
                                    Year to Date June 30, 2000

                                              [GRAPH]

                         =======================================================
6

                         Global Fund

--------------------------------------------------------------------------------

[LOGO] UBS               Since its inception on July 31, 1995, the UBS
       Investment Funds  Investment Fund - Global has provided an annualized return of 8.31% versus the 13.44% return of its index, the Global Securities Markets Mutual Fund Index. The annualized volatility or risk of the Fund over this period was 7.54%, or about 25% less than the 10.06%
                         volatility of the benchmark. The Fund's return of 0.45% for the first six months of 2000 is 86 basis points higher than the benchmark return of -0.41%. Most of this performance advantage came in the second quarter of the year when the Fund returned 1.64%, greatly outperforming the -2.56% return of the benchmark.

                         Market turbulence that began early this year, particularly in equities, continued into the second quarter. Aggregate equity indices generally fell by moderate amounts. In recent quarters, industry selection has been critical. In the latest quarter, there were significant setbacks in technology, media and telecommunications stocks, with so-called "old economy" stocks generally outperforming. The Fund's focus on these "old economy" stocks greatly contributed to the Fund's performance advantage in the quarter and for the year-to-date period.

                         In the current market environment, our analyses show that bond valuations are more attractive than equities. The risk premium on equities versus government inflation-linked bonds is only about 1%. This clearly does not compensate investors for the added risk of holding large equity positions. Our strategies therefore include a general overweight to bonds offset by underweights to equities. Notably this quarter, widening credit spreads prompted us to increase holdings in U.S. high-yield bonds, which was offset by reducing our large overweight position in U.S. Treasury Inflation Protected Securities (TIPS). We reduced our Japanese equity overweight and redistributed the proceeds to U.S. and U.K. equities. This move came after earlier outperformance that allowed us to take profits on some highly valued Japanese technology shares. In U.S. and U.K. equity markets, we see opportunities in the "old economy" sectors where some undervalued companies are making progress in leveraging their skills, assets and competitive positions to take advantage of technology and the Internet.

                         =======================================================

                         Global Fund



[LOGO] UBS
       Investment Funds

                         Total Return

                                                                            6 months    1 year    3 years   Inception*
                                                                              ended      ended     ended       to
                                                                             6/30/00    6/30/00   6/30/00    6/30/00

                         UBS Investment Fund - Global                          0.45%     -1.00%     3.44%      8.31%
                         ---------------------------------------------------------------------------------------------
                         GSMI Mutual Fund Index**                             -0.41       9.96     11.85      13.44
                         ---------------------------------------------------------------------------------------------
                         MSCI World Equity (Free) Index                       -2.49      12.39     15.13      16.51
                         ---------------------------------------------------------------------------------------------
                         Salomon Smith Barney World Gov't. Bond Index          0.03       3.16      3.87       3.17
                         ---------------------------------------------------------------------------------------------

                         * Inception date of the UBS Investment Fund - Global is 7/31/95.
                         ** An unmanaged index compiled by the Advisor,
                            constructed as follows: 40% Wilshire 5000 Index; 22% MSCI World ex USA (Free) Index; 21% Salomon Smith Barney BIG Bond Index; 9% Salomon Non-U.S. Government Bond Index (unhedged); 2% JP Morgan EMBI+; 3% MSCI Emerging Markets Free Index; and 3% Merrill Lynch High Yield Master Index.

                         Total return includes reinvestment of all capital gain and income distributions.
                         All total returns in excess of 1 year are average annualized returns.


                         Illustration of an Assumed Investment of $10,000


                         This chart shows the growth in the value of an investment in the UBS Investment Fund - Global, the GSMI Mutual Fund Index, the MSCI World Equity (Free) Index and the Salomon Smith Barney World Government Bond Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through June 30, 2000. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

                         UBS Investment Fund - Global vs. GSMI Mutual Fund
                         Index,
                         MSCI World Equity (Free) Index and Salomon Smith Barney World Gov't. Bond Index Wealth Value with Dividends Reinvested

                                    [GRAPH]

         Label             A                 B                 C              D
------------------------------------------------------------------------------------------
Label     Date     UBS Global Fund     GSMI Mutual Fun   MSCI World Equi   Solomon Smith
------------------------------------------------------------------------------------------
    1    7/31/95        10,000             10,000            10,000           10,000
------------------------------------------------------------------------------------------
    2    8/31/95        10,129              9,965             9,777            9,656
------------------------------------------------------------------------------------------
    3    9/30/95        10,293             10,232            10,066            9,871
------------------------------------------------------------------------------------------
    4   10/31/95        10,362             10,167             9,909            9,944
------------------------------------------------------------------------------------------
    5   11/30/95        10,655             10,472            10,255           10,057
------------------------------------------------------------------------------------------
    6   12/31/95        10,861             10,665            10,556           10,162
------------------------------------------------------------------------------------------
    7    1/31/96        11,063             10,839            10,753           10,037
------------------------------------------------------------------------------------------
    8    2/29/96        11,008             10,870            10,818            9,986
------------------------------------------------------------------------------------------
    9    3/31/96        11,091             10,963            10,998            9,972
------------------------------------------------------------------------------------------
   10    4/30/96        11,229             11,152            11,256            9,932
------------------------------------------------------------------------------------------
   11    5/31/96        11,266             11,234            11,265            9,934
------------------------------------------------------------------------------------------
   12    6/30/96        11,324             11,257            11,325           10,013
------------------------------------------------------------------------------------------
   13    7/31/96        11,157             10,961            10,925           10,205
------------------------------------------------------------------------------------------
   14    8/31/96        11,334             11,138            11,054           10,245
------------------------------------------------------------------------------------------
   15    9/30/96        11,687             11,505            11,488           10,287
------------------------------------------------------------------------------------------
   16   10/31/96        11,873             11,620            11,567           10,479
------------------------------------------------------------------------------------------
   17   11/30/96        12,329             12,109            12,219           10,617
------------------------------------------------------------------------------------------
   18   12/31/96        12,332             12,001            12,025           10,531
------------------------------------------------------------------------------------------
   19    1/31/97        12,475             12,177            12,172           10,250
------------------------------------------------------------------------------------------
   20    2/28/97        12,567             12,234            12,311           10,173
------------------------------------------------------------------------------------------
   21    3/31/97        12,373             11,965            12,064           10,096
------------------------------------------------------------------------------------------
   22    4/30/97        12,506             12,207            12,460           10,007
------------------------------------------------------------------------------------------
   23    5/31/97        13,008             12,824            13,231           10,279
------------------------------------------------------------------------------------------
   24    6/30/97        13,377             13,283            13,889           10,402
------------------------------------------------------------------------------------------
   25    7/31/97        13,797             13,812            14,531           10,321
------------------------------------------------------------------------------------------
   26    8/31/97        13,428             13,306            13,547           10,314
------------------------------------------------------------------------------------------
   27    9/30/97        13,838             13,882            14,284           10,534
------------------------------------------------------------------------------------------
   28   10/31/97        13,428             13,434            13,534           10,753
------------------------------------------------------------------------------------------
   29   11/30/97        13,449             13,554            13,771           10,589
------------------------------------------------------------------------------------------
   30   12/31/97        13,589             13,717            13,939           10,557
------------------------------------------------------------------------------------------
   31    1/31/98        13,735             13,902            14,330           10,659
------------------------------------------------------------------------------------------
   32    2/28/98        14,230             14,575            15,299           10,746
------------------------------------------------------------------------------------------
   33    3/31/98        14,556             14,988            15,943           10,639
------------------------------------------------------------------------------------------
   34    4/30/98        14,568             15,135            16,099           10,810
------------------------------------------------------------------------------------------
   35    5/31/98        14,478             14,922            15,904           10,834
------------------------------------------------------------------------------------------
   36    6/30/98        14,394             15,111            16,276           10,851
------------------------------------------------------------------------------------------
   37    7/31/98        14,349             15,032            16,251           10,865
------------------------------------------------------------------------------------------
   38    8/31/98        13,193             13,512            14,085           11,160
------------------------------------------------------------------------------------------
   39    9/30/98        13,601             13,978            14,335           11,754
------------------------------------------------------------------------------------------
   40   10/31/98        14,088             14,813            15,634           12,102
------------------------------------------------------------------------------------------
   41   11/30/98        14,473             15,418            16,565           11,931
------------------------------------------------------------------------------------------
   42   12/31/98        14,622             15,974            17,370           12,171
------------------------------------------------------------------------------------------
   43    1/31/99        14,647             16,196            17,752           12,059
------------------------------------------------------------------------------------------
   44    2/28/99        14,274             15,766            17,280           11,672
------------------------------------------------------------------------------------------
   45    3/31/99        14,498             16,264            17,997           11,701
------------------------------------------------------------------------------------------
   46    4/30/99        15,083             16,830            18,709           11,697
------------------------------------------------------------------------------------------
   47    5/31/99        14,796             16,404            18,020           11,500
------------------------------------------------------------------------------------------
   48    6/30/99        14,958             16,906            18,858           11,299
------------------------------------------------------------------------------------------
   49    7/31/99        14,921             16,815            18,802           11,576
------------------------------------------------------------------------------------------
   50    8/31/99        14,683             16,769            18,767           11,629
------------------------------------------------------------------------------------------
   51    9/30/99        14,458             16,698            18,591           11,810
------------------------------------------------------------------------------------------
   52   10/31/99        14,433             17,294            19,556           11,804
------------------------------------------------------------------------------------------
   53   11/30/99        14,483             17,699            20,106           11,680
------------------------------------------------------------------------------------------
   54   12/31/99        14,743             18,666            21,734           11,652
------------------------------------------------------------------------------------------
   55    1/31/00        14,292             18,038            20,491           11,404
------------------------------------------------------------------------------------------
   56    2/29/00        14,093             18,360            20,544           11,322
------------------------------------------------------------------------------------------
   57    3/31/98        14,570             19,077            21,966           11,673
------------------------------------------------------------------------------------------
   58    4/30/00        14,557             18,313            21,036           11,291
------------------------------------------------------------------------------------------
   59    5/31/00        14,584             17,934            20,504           11,379
------------------------------------------------------------------------------------------
   60    6/30/00        14,809             18,589            21,194           11,656
------------------------------------------------------------------------------------------

                         Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

                         =======================================================
8

                         Global Funds

--------------------------------------------------------------------------------

[LOGO] UBS                     Asset Allocation
       Investment Funds
                              As of June 30, 2000

                                                                                  Current
                                                                   Benchmark     Strategy
                              ---------------------------------------------------------------
                              U.S. Equities                            40.0%         22.5%
                              Global (Ex-U.S.) Equities                22.0          14.5
                              Emerging Markets Equities                 3.0           3.0
                              Dollar Bonds                             21.0          40.0
                              High Yield Bonds                          3.0           5.5
                              Global (Ex-U.S.) Bonds                    9.0          11.0
                              Emerging Markets Debt                     2.0           3.5
                              Cash Equivalents                          0.0           0.0
                              ---------------------------------------------------------------
                                                                      100.0%        100.0%

                               Top Ten Equity Holdings

                              As of June 30, 2000

                                                                                  Percent of
                                                                                  Net Assets
                              ---------------------------------------------------------------
                               1. Advanced Micro Devices, Inc.                       1.45%
                               2. FedEx Corp.                                        1.10
                               3. Burlington Northern Santa Fe Corp                  1.05
                               4. Allergan, Inc.                                     1.03
                               5. Electronic Data Systems Corp.                      0.87
                               6. Gateway, Inc.                                      0.73
                               7. CIGNA Corp.                                        0.71
                               8. St. Jude Medical, Inc.                             0.71
                               9. Alza Corp.                                         0.71
                              10. Baxter International, Inc.                         0.70
                              ---------------------------------------------------------------

                               Currency Allocation

                              As of June 30, 2000

                                                                                  Current
                                                                   Benchmark     Strategy
                              ---------------------------------------------------------------
                              U.S.                                     66.0%         62.4%
                              Japan                                     9.0           1.0
                              U.K                                       5.0           0.0
                              Euro                                     12.0          23.0
                              Other Europe                              2.5           2.5
                              Canada                                    1.3           1.3
                              Emerging Markets                          3.0           3.0
                              Asia (Ex-Japan) 0.6                       0.2
                              Australia/New Zealand                     0.6           6.6
                              ---------------------------------------------------------------
                                                                      100.0%        100.0%

                               Top Ten Fixed Income Holdings

                              As of June 30, 2000

                                                                                 Percent of
                                                                                 Net Assets
                              ---------------------------------------------------------------
                               1.    U.S. Treasury Inflation Indexed Note,
                                     3.875%, due 04/15/29                            8.60%
                               2.    U.S. Treasury Inflation Indexed Note,
                                     3.625%, due 04/15/28                            4.59
                               3.    Petroleum Geo-Services,
                                     7.425%, due 03/20/02                            1.19
                               4.    Federal Home Loan Mortgage Corp.,
                                     5.750%, due 03/15/09                            0.77
                               5.    U.S. Treasury Note,
                                     5.625%, due 05/15/08                            0.74
                               6.    Government of Canada,
                                     4.250%, due 12/01/21                            0.74
                               7.    Government of Japan,
                                     4.600%, due 03/21/05                            0.71
                               8.    Government National Mortgage Association,
                                     6.500%, due 01/15/29                            0.69
                               9.    Key Bank, NA,
                                     6.675%, due 07/23/01                            0.68
                              10.     Government of France (OAT),
                                     4.000%, due 10/25/09                            0.67
                              ---------------------------------------------------------------

                              ==================================================

                    Global Fund

--------------------------------------------------------------------------------

[LOGO] UBS                    Industry Diversification
       Investment Funds

                              As a Percent of Net Assets

                              As of June 30, 2000

                              --------------------------------------------------

                              U.S. EQUITIES
                              Energy.........................................    1.12%
                              Capital Investment
                                      Capital Goods..........................    1.51
                                      Electronic Components..................    2.63
                                      Technology.............................    0.62
                                                                               ------
                                                                                 4.76

                              Basic Industries
                                      Chemicals..............................    1.04
                                      Housing/Paper..........................    2.31
                                      Metals.................................    0.59
                                                                               ------
                                                                                 3.94

                              Computers

                                      Software...............................    0.85
                                      Systems................................    1.59
                                                                               ------
                                                                                 2.44

                              Consumer

                                      Autos/Durables.........................    0.77
                                      Food/House Products....................    0.16
                                      Health: Drugs..........................    2.08
                                      Health: Non-Drugs......................    3.04
                                      Leisure/Tourism........................    0.17
                                      Retail/Apparel.........................    2.39
                                      Non-Durables...........................    0.67
                                                                               ------
                                                                                 9.28

                              Financial

                                      Banks..................................    1.96
                                      Non-Banks..............................    2.49
                                                                               ------
                                                                                 4.45

                              Telecommunications
                                      Equipment..............................    0.05
                                      Services...............................    1.82
                                                                               ------
                                                                                 1.87

                              Transportation.................................    2.43
                              Services/Misc..................................    2.58
                              U.S. Small Capitalization Equity...............    2.78
                              Utilities......................................    1.07
                                                                               ------
                                             Total U.S. Equities.............   36.72*

                              GLOBAL (EX-U.S.) EQUITIES
                                      Aerospace and Military.................    0.04
                                      Airlines...............................    0.09
                                      Appliances & Household.................    0.44
                                      Autos/Durables.........................    0.40
                                      Banking................................    1.65
                                      Beverages & Tobacco....................    0.52
                                      Broadcasting & Publishing..............    0.63
                                      Building Materials.....................    0.12
                                      Business & Public Service..............    0.26
                                      Chemicals..............................    0.45
                                      Computer Software......................    0.10
                                      Consumer...............................    0.04
                                      Data Processing........................    0.45
                                      Electric Components....................    0.50
                                      Electronics............................    0.56
                                      Energy.................................    0.70
                                      Financial Services.....................    0.68
                                      Food & House Products..................    0.54
                                      Forest Products........................    0.06%
                                      Health: Drugs..........................    0.09
                                      Health: Non-Drugs......................    1.07
                                      Industrial Components..................    0.20
                                      Insurance..............................    0.81
                                      Leisure & Tourism......................    0.09
                                      Machinery & Engineering................    0.32
                                      Merchandising..........................    0.16
                                      Metals-Non Ferrous.....................    0.13
                                      Metals-Steel...........................    0.07
                                      Multi-Industry.........................    0.02
                                      Non-Durables...........................    0.01
                                      Real Estate............................    0.21
                                      Recreation.............................    0.16
                                      Telecommunications.....................    1.74
                                      Transportation.........................    0.44
                                      Utilities..............................    0.72
                                      Wholesale & International Trade........    0.04
                                                                               ------
                                             Total Global (Ex-U.S.) Equities.   14.51

                              EMERGING MARKETS EQUITIES......................    3.39
                                                                               ------

                              TOTAL EQUITIES.................................   54.62

                              U.S. BONDS
                              U.S. Corporate Bonds
                                      Airlines...............................    0.05
                                      Banks..................................    0.85
                                      Building Materials.....................    0.08
                                      Chemicals..............................    0.04
                                      Consumer...............................    0.20
                                      Construction...........................    0.03
                                      Energy.................................    1.50
                                      Financial..............................    0.79
                                      Services/Miscellaneous.................    0.30
                                      Technology.............................    0.16
                                      Telecommunications.....................    0.42
                                                                               ------
                                            Total U.S. Corporate Bonds.......    4.42

                              International Dollar Bonds
                                      Foreign Banks..........................    0.34
                                      Foreign Energy.........................    0.15
                                                                               ------
                                            Total International Dollar Bonds.    0.49

                              Asset-Backed...................................    0.35
                              Corporate Mortgage-Backed Securities...........    1.64
                              U.S. Government Agencies.......................    1.58
                              U.S. Government Mortgage-Backed Securities.....    1.89
                              U.S. Government Obligations....................   14.83
                                                                               ------
                                            Total U.S. Bonds.................   25.20*

                              HIGH YIELD BONDS...............................    5.46

                              GLOBAL (EX-U.S.) BONDS
                                      Foreign Financial Bonds................    0.78
                                      Foreign Government Bonds...............   10.16
                                                                               ------
                                            Total Global (Ex-U.S.) Bonds.....   10.94

                              EMERGING MARKETS BONDS.........................    3.84
                              SHORT-TERM INVESTMENTS.........................   17.45*
                                                                               ------
                                            TOTAL INVESTMENTS................  117.51

                              LIABILITIES, LESS CASH AND
                                      OTHER ASSETS...........................  (17.51)
                                                                               ------
                              NET ASSETS.....................................  100.00%
                                                                               ======

                              --------------------------------------------------
                              * The Fund held a long position in U.S. Treasury
                                futures on June 30, 2000 which increased U.S. Bond exposure from 25.20% to 40.21%.
                                The Fund held a short position in stock index futures on June 30, 2000 which reduced U.S. Equity exposure from 36.72% to 21.58%.
                                These adjustments result in a net increase in the Fund's exposure to Short-Term Investments from 17.45% to 17.58%.
                              ==================================================
10

                    Global Fund -- Schedule of Investments

June 30, 2000

-------------------------------------------------------------------------------

                                                    Shares     Value
                                                   -------- ------------
Equities -- 54.62%
U.S. Equities -- 36.72%
Advanced Micro Devices, Inc. (b)................    55,200  $  4,264,200
Allergan, Inc...................................    40,400     3,009,800
Alza Corp. (b)..................................    35,200     2,081,200
American Electric Power Co., Inc................    43,560     1,290,465
American General Corp...........................    14,800       902,800
American Standard Companies, Inc. (b)...........    27,500     1,127,500
AmSouth Bancorp.................................    32,087       505,370
Aon Corp........................................    45,047     1,399,272
Associates First Capital Corp., Class A.........    61,400     1,369,987
Baxter International, Inc.......................    29,300     2,060,156
Brinson U.S. Small Capitalization
 Equity Fund (b)................................   397,192     8,140,053
Burlington Northern Santa Fe Corp...............   133,700     3,066,744
Cardinal Health, Inc............................       300        22,200
Carnival Corp., Class A.........................    25,700       501,150
CIGNA Corp......................................    22,300     2,085,050
Circuit City Stores-Circuit City Group..........    17,300       574,144
CMS Energy Corp.................................    24,600       544,275
CommScope, Inc. (b).............................     3,900       159,900
Compaq Computer Corp............................    67,700     1,730,581
Computer Sciences Corp. (b).....................     2,900       216,594
Compuware Corp. (b).............................   117,800     1,222,175
CVS Corp........................................    13,500       540,000
Delhaize America, Inc...........................         1            18
Dell Computer Corp. (b).........................    15,700       774,206
Eastman Chemical Co.............................    14,700       701,925
Electronic Data Systems Corp....................    61,700     2,545,125
Emerson Electric Co.............................    33,300     2,010,487
Entergy Corp....................................    36,300       986,906
Exxon Mobil Corp................................    16,600     1,303,100
Federated Department Stores, Inc. (b)...........    20,000       675,000
FedEx Corp. (b).................................    84,800     3,222,400
First Data Corp.................................    35,830     1,778,064
Fleet Boston Financial Corp.....................    42,515     1,445,510
Fort James Corp.................................    46,300     1,070,687
Gateway, Inc. (b)...............................    37,800     2,145,150
GATX Corp.......................................    10,700       363,800
Genzyme Corp. (b)...............................    17,600     1,046,100
GreenPoint Financial Corp.......................    51,300       961,875
Household International, Inc....................    27,700     1,151,281
Illinois Tool Works, Inc........................    35,000     1,995,000
IMC Global, Inc.................................    57,000       741,000
Johnson & Johnson Co............................    18,900     1,925,437
Johnson Controls, Inc...........................    17,200       882,575
Kimberly-Clark Corp.............................    22,200     1,273,725
Kroger Co. (b)..................................    71,600     1,579,675
Lafarge Corp....................................    21,300       447,300
Lear Corp. (b)..................................    38,400       768,000
Lexmark International Group, Inc. (b)...........    20,500     1,378,625
Lincoln National Corp...........................    26,900       971,762
Lyondell Chemical Co............................    33,200       556,100
Martin Marietta Materials, Inc..................    15,984       646,353
Masco Corp......................................    96,300     1,739,419
Mattel, Inc.....................................   104,300     1,375,456
Mead Corp.......................................    25,100       633,775
Microsoft Corp. (b).............................    16,000     1,280,000
Motorola, Inc...................................    23,230  $    675,122
New York Times Co...............................    18,600       734,700
Newell Rubbermaid, Inc..........................    54,300     1,398,225
Nextel Communications, Inc. (b).................    29,700     1,817,269
Norfolk Southern Corp...........................    31,800       473,025
Owens-Illinois, Inc. (b)........................    14,500       169,469
Peco Energy Co..................................    39,900     1,608,469
Pentair, Inc....................................    23,396       830,558
PepsiCo, Inc....................................    33,500     1,488,656
PNC Bank Corp...................................    21,700     1,017,187
Praxair, Inc....................................    28,400     1,063,225
Raytheon Co., Class B...........................    49,800       958,650
Sara Lee Corp...................................    24,900       480,881
SBC Communications, Inc.........................    44,100     1,907,325
Smurfit-Stone Container Corp. (b)...............    28,400       365,650
Southdown, Inc..................................    18,436     1,064,679
St. Jude Medical, Inc. (b)......................    45,400     2,082,725
Tellabs, Inc. (b)...............................    13,900       951,281
Texas Instruments, Inc..........................    13,100       899,806
Tyson Foods, Inc., Class A......................    33,698       294,858
Ultramar Diamond Shamrock Corp..................    27,502       682,393
Unisys Corp. (b)................................    29,600       431,050
United Health Group, Inc........................    20,600     1,766,450
USG Corp........................................    12,200       370,575
Viad Corp.......................................    26,200       713,950
W.W. Grainger, Inc..............................    19,500       600,844
Wal-Mart Stores, Inc............................    15,100       870,138
Watson Pharmaceutical Co. (b)...................    18,800     1,010,500
Wells Fargo and Co..............................    46,600     1,805,750
Westvaco Corp...................................    17,400       431,738
Xerox Corp......................................    21,000       435,750
XL Capital Ltd..................................    10,400       562,900
York International Corp.........................    20,100       525,113
                                                            ------------
Total U.S. Equities.............................             107,678,363
                                                            ------------

Global (Ex-U.S.) Equities -- 14.51%
Australia -- 0.82%
Amcor Ltd.......................................    10,220        35,841
Amp Ltd.........................................    11,300       115,337
Boral Ltd. (b)..................................    19,100        24,082
Brambles Industries Ltd.........................     3,670       113,117
Broken Hill Proprietary Co., Ltd................    13,910       164,943
CSR Ltd.........................................    11,070        30,839
Howard Smith Ltd................................     9,300        45,563
Lend Lease Corp., Ltd...........................     7,932       101,476
National Australia Bank Ltd.....................    20,727       347,176
News Corp., Ltd.................................    23,489       324,364
News Corp., Ltd., Preferred.....................     8,936       108,188
Origin Energy Ltd. (b)..........................    19,100        18,463
Qantas Airways Ltd..............................    12,937        26,254
QBE Insurance Group Ltd.........................    21,471       105,347
Rio Tinto Ltd...................................     4,645        77,025
Santos Ltd......................................    20,490        62,618
Telstra Corp., Ltd..............................    71,700       291,869
Westpac Banking Corp., Ltd......................    36,928       267,167
WMC Ltd.........................................    10,640        47,739
Woolworth's Ltd.................................    26,660        98,681
                                                            ------------
                                                               2,406,089
                                                            ------------

================================================================================

                    Global Fund -- Schedule of Investments

June 30, 2000

-------------------------------------------------------------------------------

                                                    Shares     Value
                                                   -------- ------------
Austria -- 0.01%
Austria Tabakwerke AG...........................       800  $     29,755
                                                            ------------

Belgium -- 0.14%
Electrabel S.A..................................       740       183,654
Fortis B........................................     8,027       234,533
                                                            ------------
                                                                 418,187
                                                            ------------

Canada -- 0.45%

Agrium, Inc.....................................     9,040        77,484
Alcan Aluminum Ltd..............................     2,520        78,234
Bank of Montreal................................     1,020        43,025
Canadian National Railway Co....................     4,920       143,114
Canadian Pacific Ltd............................     5,573       144,431
Hudson's Bay Co.................................    10,210       108,185
Imperial Oil Ltd................................     2,710        66,118
Magna Entertainment Corp. (b)...................       412         2,711
Magna International, Inc., Class A..............     2,060        96,695
Nova Chemicals Corp.............................     5,904       123,921
Potash Corporation of Saskatchewan, Inc.........     1,060        57,947
Royal Bank of Canada............................     2,970       151,837
Shaw Communications, Inc., Class B..............     5,160       127,111
TransCanada Pipelines Ltd.......................     2,390        18,227
Westcoast Energy, Inc...........................     4,650        71,553
                                                            ------------
                                                               1,310,593
                                                            ------------

Denmark -- 0.07%

Tele Danmark A/S................................     3,120       210,876
                                                            ------------

Finland-- 0.28%
Metso Oyj.......................................     2,700        32,611
Nokia Oyj.......................................     7,340       376,080
Sampo Insurance Co., Ltd., Series A.............     6,000       244,443
UPM-Kymmene Corp................................     6,270       156,271
                                                            ------------
                                                                 809,405
                                                            ------------

France -- 1.22%

Air France (b)..................................     5,070        87,968
Air Liquide.....................................     1,656       216,779
Alcatel.........................................     3,750       246,959
Alcatel S.A. ADR................................     3,693       245,585
Axa.............................................       866       136,974
Banque Nationale de Paris.......................     5,809       561,304
Cie de Saint Gobain.............................     2,117       287,356
CSF Thomson.....................................     3,000       118,655
Groupe Danone...................................     1,460       194,538
L'Oreal S.A.....................................       130       113,028
Rhone-Poulenc, Class A..........................     3,074       225,278
Schneider S.A...................................     1,710       119,662
Societe Generale................................     4,420       266,931
Suez Lyonnaise des Eaux S.A.....................       450        79,156
Total Fina S.A., Class B........................     3,522       542,215
Vivendi.........................................     1,470       130,275
                                                            ------------
                                                               3,572,663
                                                            ------------

Germany -- 0.71%

Allianz AG......................................     1,430       510,347
Bayer AG........................................     9,680       372,097
Bayerische Motoren Werke AG.....................     4,600       140,665
Continental AG..................................     6,250       105,446
Linde AG........................................     2,800       113,536


                                                    Shares     Value
                                                   -------- ------------
SAP AG..........................................       810  $    122,992
Siemens AG......................................     1,750       263,039
Veba AG.........................................     9,289       449,673
                                                            ------------
                                                               2,077,795
                                                            ------------

Hong Kong-- 0.06%
Henderson Land Development Co., Ltd.............    39,000       171,603
                                                            ------------

Ireland-- 0.09%
Bank of Ireland.................................    15,000        94,254
Eircom PLC......................................    68,700       184,396
                                                            ------------
                                                                 278,650
                                                            ------------

Italy-- 0.45%
Assicurazioni Generali..........................     3,800       130,772
ENI Spa.........................................    52,000       301,575
ENI Spa ADR.....................................     3,070       178,636
La Rinascente Spa...............................    10,740        61,154
San Paolo-imi Spa...............................    10,511       187,309
Telecom Italia Mobile Spa.......................    29,000       297,453
Telecom Italia Spa..............................    12,000       165,646
                                                            ------------
                                                               1,322,545
                                                            ------------
Japan-- 5.12%
Acom Co., Ltd...................................     2,900       244,488
Asahi Bank Ltd..................................    23,000        96,952
Bank of Tokyo-Mitsubushi Ltd....................    31,000       375,323
Benesse Corp....................................     1,400        97,254
Bridgestone Corp................................     8,000       169,746
Canon, Inc......................................    12,000       598,837
Dai Nippon Printing Co., Ltd....................     8,000       141,317
Dai-Ichi Kangyo Bank............................    14,000       106,517
Daikin Industries Ltd...........................     5,000       116,488
Denso Corp......................................     7,000       170,691
East Japan Railway Co...........................        43       250,347
Fanuc...........................................     2,300       234,554
Fuji Bank Ltd...................................    22,000       167,591
Fuji Photo Film Co., Ltd........................     5,000       205,094
Fujitsu.........................................    21,000       728,415
Hitachi Ltd.....................................    20,000       289,211
Honda Motor Co..................................    13,000       443,552
Hoya Corp.......................................     2,000       179,576
Ito Yokado Co., Ltd.............................     2,000       120,599
Kamigumi Co., Ltd...............................    24,000       126,799
Kao Corp........................................    10,000       306,224
Kirin Brewery Co., Ltd..........................    10,000       125,230
Kuraray Co., Ltd................................    18,000       206,871
Kyocera Corp....................................       400        68,012
Matsushita Electric Industrial Co...............    18,000       467,842
Mitsubishi Corp.................................    12,000       108,766
Mitsubishi Estate Co., Ltd......................    28,000       330,268
Mitsubishi Trust and Banking Corp...............     9,000        70,006
Murata Manufacturing Co., Inc...................     1,000       143,850
NEC Corp........................................    22,000       692,406
NGK Insulators..................................    15,000       186,286
Nintendo Corp., Ltd.............................     2,700       472,605
Nippon Steel Co.................................   102,000       214,980
Nippon Telegraph & Telephone Corp...............        77     1,026,133
Nissin Food Products Co.........................     5,300       135,249
Nomura Securities Co., Ltd......................    23,000       564,104
Omron Corp......................................     3,000        81,660
Orix Corp.......................................     2,100       310,619

--------------------------------------------------------------------------------

                    Global Fund -- Schedule of Investments

June 30, 2000

---------------------------------------------------------------------------

                                                    Shares           Value
                                                  ----------    -----------
Rohm Co.........................................       400      $   117,197
Sankyo Co., Ltd.................................    11,000          248,996
Santen Pharmaceutical Co., Ltd..................     6,000          145,173
Secom Co., Ltd..................................     4,000          292,992
Shin-Etsu Chemical Co., Ltd.....................     3,000          152,545
Softbank Corp...................................     1,200          163,319
Sony Corp.......................................     6,800          636,265
Sumitomo Bank...................................    22,000          270,309
Sumitomo Chemical Co............................    39,000          235,168
Sumitomo Electric Industries....................     8,000          137,460
Takeda Chemical Industries......................     6,000          394,688
Takefuji Corp...................................     1,200          145,286
TDK Corp........................................     3,000          432,116
Tokio Marine & Fire Insurance Co................    14,000          161,958
Tokyo Electric Power............................     6,000          146,590
Tokyo Gas Co., Ltd..............................    60,000          168,990
Toyoda Automatic Loom Works.....................     2,000           43,382
Toyota Motor Corp...............................    11,000          502,150
Yamanouchi Pharmaceutical Co., Ltd..............     2,000          109,447
Yamato Transport Co., Ltd.......................     6,000          149,426
                                                                -----------
                                                                 15,027,919
                                                                -----------
Netherlands -- 0.68%
ABN-AMRO Holdings NV............................     6,594          162,197
Aegon NV........................................     5,554          198,428
Elsevier NV.....................................    24,970          303,750
Heineken NV.....................................     7,700          470,552
ING Groep NV....................................     4,108          278,805
Koninklijke Philips Electronics NV..............     2,600          123,122
Royal KPN NV....................................       600           26,946
TNT Post Group NV...............................     4,242          114,875
Wolters Kluwer NV...............................    12,213          326,635
                                                                -----------
                                                                  2,005,310
                                                                -----------
New Zealand -- 0.05%
Auckland International Airport Ltd..............    17,350           20,584
Carter Holt Harvey Ltd..........................    26,940           23,464
Lion Nathan Ltd.................................    20,220           45,218
Telecom Corp. of New Zealand Ltd................    16,410           57,558
                                                                -----------
                                                                    146,824
                                                                -----------
Portugal -- 0.19%
Brisa-Auto Estradas de Portugal S.A.............    14,800          127,969
Electricidade de Portugal S.A...................     6,900          125,804
Portugal Telecom................................    26,000          293,101
                                                                -----------
                                                                    546,874
                                                                -----------
Singapore -- 0.10%
DBS Group Holdings Ltd..........................     6,000           77,039
SIA Engineering Co., Ltd. (b)...................    15,000           16,830
Singapore Airport Terminal Services Ltd. (b)....     5,000            6,073
United Overseas Bank Ltd........................    30,116          196,825
                                                                -----------
                                                                    296,767
                                                                -----------
Spain -- 0.25%
Banco Popular Espanol S.A.......................     3,643          113,147
Banco Santander Central Hispano S.A.............    17,843          189,002
Endesa S.A......................................     5,757          111,973
Tabacalera S.A..................................    20,200          311,562
                                                                -----------
                                                                    725,684
                                                                -----------
Sweden -- 0.41%
Electrolux AB, B Shares.........................    11,510      $   179,126
Ericsson, B Shares..............................    23,290          463,357
Investor AB, B Shares...........................    10,100          138,758
Nordic Baltic Holdings AB.......................    38,636          292,931
Swedish Match AB................................    36,780          114,060
                                                                -----------
                                                                  1,188,232
                                                                -----------
Switzerland -- 0.42%
Givaudan (b)....................................        24            7,328
Nestle S.A. (Reg.)..............................       155          311,220
New ABB Ltd.....................................     1,274          152,972
Novartis AG (Reg.)..............................       240          381,379
Roche Holding AG (Gen.).........................        21          205,080
Swisscom AG (Reg.)..............................       470          163,305
                                                                -----------
                                                                  1,221,284
                                                                -----------
United Kingdom -- 2.99%
Allied Zurich PLC...............................    13,052          154,419
AstraZeneca PLC.................................     4,002          186,907
BP Amoco PLC....................................    65,946          632,954
British Airways PLC.............................    25,000          143,820
British Telecommunications PLC..................    37,000          478,359
Charter PLC.....................................    28,676          165,401
De Vere Group PLC...............................     8,899           41,494
Diageo PLC......................................    28,209          253,243
FKI PLC.........................................    33,040          117,545
Glaxo Wellcome PLC..............................    32,260          941,110
House of Fraser PLC.............................    30,780           22,460
HSBC Holdings PLC...............................    10,500          120,093
Kelda Group PLC.................................    35,080          171,536
Lloyds TSB Group PLC............................    41,969          396,467
Marconi PLC.....................................    41,360          538,485
Marks & Spencer PLC.............................    33,060          116,239
National Power PLC..............................    31,500          200,765
Nycomed Amersham PLC............................    22,844          226,866
Peninsular & Oriental Steam Navigation Co.......    12,040          103,166
Powergen PLC....................................    18,000          153,963
Prudential Corp. PLC............................    17,040          249,712
Reckitt & Benckiser PLC.........................    10,500          117,629
Reed International PLC..........................    26,010          226,414
RJB Mining PLC..................................    26,590           22,542
Royal & Sun Alliance Insurance Group PLC........    49,884          323,976
Royal Bank of Scotland Group PLC................    23,000          385,103
Scottish & Newcastle PLC........................    20,000          163,349
Scottish & Southern Energy PLC..................    26,380          242,015
Shell Transport & Trading Co....................    27,000          225,426
SmithKline Beecham PLC..........................    11,000          144,047
Tesco PLC.......................................    66,190          205,920
Thames Water PLC................................     8,497          109,983
Trinity Mirror PLC..............................    15,815          141,977
Unilever PLC....................................    40,000          242,222
United News & Media PLC.........................    19,990          287,495
Vodafone Group PLC..............................   129,957          525,297
                                                                -----------
                                                                  8,778,399
                                                                -----------
Total Global (Ex-U.S.) Equities.................                 42,545,454
                                                                -----------
Emerging Markets Equities -- 3.39%
Brinson Emerging Markets Equity Fund (b)........   925,032        9,943,169
                                                                -----------
Total Equities (Cost $159,505,128)..............                160,166,986
                                                                -----------

===========================================================================

                    Global Fund -- Schedule of Investments



June 30, 2000

--------------------------------------------------------------------------------
                                                          Face
                                                         Amount        Value
                                                       ----------    ----------
Bonds -- 45.44%
U.S. Bonds -- 25.20%
U.S. Corporate Bonds -- 4.42%
Avon Products, Inc., 7.150%, due 11/15/09......... $    85,000    $      81,401
Bank of America Corp.,
   7.800%, due 02/15/10...........................     500,000          497,355
Bombardier Capital, Inc. MTN, 144A,
   7.300%, due 12/15/02...........................     565,000          555,651
Burlington Resources, 7.375%,
   due 03/01/29...................................     300,000          279,225
Capital One Bank, BKNT,
   8.250%, due 06/15/05...........................     150,000          149,703
Cendant Corp., 7.750%, due 12/01/03...............     640,000          618,070
Centaur Funding Corp., Class B, 144A,
   9.080%, due 04/21/20 (b).......................         250          248,203
Centaur Funding Corp., Class C, 144A,
   0.000%, due 04/21/20 (b).......................       1,430          220,756
Centex Corp., 9.750%, due 06/15/05................      85,000           84,540
Key Bank, NA, 6.675%, due 07/23/01................   2,000,000        2,001,070
Lowe's Cos., Inc., 8.250%, due 06/01/10...........     220,000          224,794
Morgan Stanley Dean Witter, 7.750%,
   due 06/15/05...................................     300,000          301,564
Newcourt Credit Group, Inc., 6.875%,
   due 02/16/05...................................     600,000          574,524
PanAmSat Corp.
   6.000%, due 01/15/03...........................     225,000          213,930
   6.375%, due 01/15/08...........................     500,000          445,399
Petroleum Geo-Services, 7.425%,
   due 03/20/02...................................   3,500,000        3,495,604
Pharmacia Corp., 6.600%, due 12/01/28.............     545,000          480,560
Sempra Energy, 7.950%, due 03/01/10...............     510,000          514,321
Service Corp., International,
   6.000%, due 12/15/05...........................     500,000          270,000
Time Warner Cos., Inc.,
   7.570%, due 02/01/24...........................     540,000          510,493
U.S. Airways, Inc., 1999 1A EETC,
   8.360%, due 07/20/20...........................     160,000          158,533
Valero Energy, 8.375%, due 06/15/05...............     150,000          152,341
Verizon Communications,
   8.000%, due 10/15/29...........................      78,000           78,092
Washington Mutual Financial Corp.,
   8.250%, due 06/15/05...........................     275,000          277,544
WorldCom, Inc., 8.250%, due 05/15/10..............     500,000          511,778
                                                                  -------------
                                                                     12,945,451
                                                                  -------------
Asset-Backed Securities -- 0.35%
First Bank Corporate Card Master Trust,
   97-1, Class A, 6.400%, due 02/15/03............   1,055,000        1,040,852
                                                                  -------------

Corporate Mortgage-
Backed Securities -- 1.64%
Asset Securitization Corp., 96-D, Class A1B,
   7.210%, due 10/13/26...........................   1,000,000          993,140
DLJ Commercial Mortgage Corp., 99-CG2,
   Class A1B, 7.300%, due 06/10/32................     485,000          477,697
Norwest Asset Securities Corp., 96-2,
   Class A9, 7.000%, due 09/25/11.................     435,000          420,058
Prudential Home Mortgage Securities, 94-3,
   Class A10, 6.500%, due 02/25/24................     730,000          703,450
Residential Asset Securitization Trust
   96-A3, Class A11, 7.500%, due 07/25/11......... $   592,550    $     589,966
   97-A10, Class A5, 7.250%, due 12/25/27.........   1,080,000        1,036,605
   97-A7, Class A1, 7.500%, due 09/25/27..........      73,220           72,956
   97-A11, Class A2, 7.000%, due 01/25/28.........       2,253            2,243
Structured Asset Securities Corp., 98-RF1,
   Class A, 8.713%, due 04/15/27..................     465,205          472,183
Thrift Financing Corp., Class A4
   11.250%, due 01/01/16..........................      45,036           46,211
                                                                  -------------
                                                                      4,814,509
                                                                  -------------
International Dollar Bonds -- 0.49%
Banco Santiago S.A., 7.000%,
   due 07/18/07...................................     650,000          578,640
Ras Laffan Liquified Natural Gas Co., Ltd.,
   144A, 8.294%, due 03/15/14.....................     500,000          461,875
Royal Bank of Scotland, 8.817%,
   due 03/31/05...................................     385,000          396,610
                                                                  -------------
                                                                      1,437,125
                                                                  -------------
U.S. Government Mortgage-
Backed Securities -- 1.89%
Fannie Mae Whole Loan, 95-W3,
  Class A, 9.000%, due 04/25/25...................      16,375           16,860
Federal Home Loan Mortgage Corp., Gold
  5.500%, due 02/01/07............................     612,268          573,835
  8.000%, due 11/01/22............................      60,818           61,474
  9.000%, due 07/01/30, TBA.......................     425,000          438,414
Federal Home Loan Mortgage Corp.
   194, Class PO, due 04/01/28....................     680,468          429,263
Federal National Mortgage Association
   8.000%, due 02/01/13...........................     433,496          438,003
   8.000%, due 07/01/30, TBA......................     600,000          602,250
Government National Mortgage Association
   6.500%, due 01/15/29...........................   2,141,194        2,031,927
   7.000%, due 06/15/27...........................     486,467          473,129
   8.000%, due 08/15/22...........................     264,092          268,221
   8.000%, due 11/15/22...........................     191,581          194,655
   9.000%, due 11/15/04...........................       8,445            8,762
   10.000%, due 05/15/01..........................         423              449
                                                                  -------------
                                                                      5,537,242
                                                                  -------------
U.S. Government Agencies -- 1.58%
Federal Home Loan Mortgage Corp.
   5.750%, due 03/15/09...........................   2,500,000        2,269,865
Federal National Mortgage Association
   5.250%, due 01/15/09...........................      60,000           52,653
   6.000%, due 10/01/14...........................   1,006,020          951,674
   6.500%, due 03/01/19...........................     270,506          258,518
   7.000%, due 10/01/28...........................     905,496          874,162
   7.000%, due 03/01/29...........................     246,315          237,890
                                                                  -------------
                                                                      4,644,762
                                                                  -------------


================================================================================
14

                    Global Fund -- Schedule of Investments

June 30, 2000
--------------------------------------------------------------------------------

                                                      Face
                                                     Amount            Value
                                                  ------------     ------------
U.S. Government Obligations -- 14.83%
U.S. Treasury Bond, 8.000%, due 11/15/21         $   1,160,000    $   1,399,975
U.S. Treasury Inflation Indexed Note
   3.625%, due 04/15/28.......................      13,325,000       13,451,798
   3.875%, due 04/15/29.......................      24,270,000       25,203,220
U.S. Treasury Note
   5.625%, due 05/15/08.......................       2,260,000        2,179,488
   5.750%, due 08/15/03.......................         560,000          550,375
   6.625%, due 02/15/27.......................          80,000           84,825
   7.000%, due 07/15/06.......................         580,000          600,844
                                                                   ------------
                                                                     43,470,525
                                                                   ------------
Total U.S. Bonds..............................                       73,890,466
                                                                   ------------



                                                       Shares
                                                     ----------
High Yield Bonds -- 5.46%
Brinson High Yield Fund (b)...................       1,175,251       16,003,393
                                                                   ------------


                                                       Face
                                                      Amount
                                                    ----------
Global (Ex-U.S.) Bonds -- 10.94%

Australia -- 0.43%
Queensland Treasury Corp., Global Notes
   6.500%, due 06/14/05....................AUD       1,500,000          904,374
   8.000%, due 09/14/07.......................         530,000          347,274
                                                                   ------------
                                                                      1,251,648
                                                                   ------------
Canada -- 1.12%
Government of Canada, Real Return Bond
   4.250%, due 12/01/21....................CAD       2,650,000        2,174,978
Government of Canada
   6.000%, due 06/01/08.......................         550,000          373,066
   7.000%, due 12/01/06.......................       1,050,000          747,040
                                                                   ------------
                                                                      3,295,084
                                                                   ------------
Denmark -- 0.99%
Depfa Pfandbrief Bank,
   5.750%, due 03/04/09....................DKK         930,000          888,553
Kingdom of Denmark
   7.000%, due 12/15/04.......................       5,480,000          736,384
   7.000%, due 11/10/24.......................       2,350,000          346,563
   8.000%, due 03/15/06.......................       3,000,000          425,307
   9.000%, due 11/15/00.......................       3,800,000          493,056
                                                                   ------------
                                                                      2,889,863
                                                                   ------------
France -- 1.62%
Government of France (OAT)
   4.000%, due 10/25/09....................EUR       2,285,000        1,976,866
   5.500%, due 04/25/29.......................         330,000          311,814
   8.500%, due 12/26/12.......................         800,000          977,003
   9.500%, due 01/25/01.......................       1,500,000        1,473,090
                                                                   ------------
                                                                      4,738,773
                                                                   ------------
Germany -- 0.80%
Bundesrepublik Deutschland
   6.250%, due 04/26/06.......................         625,000          630,555
   6.250%, due 01/04/24.......................         320,000          334,477
   8.375%, due 05/21/01.......................       1,185,000        1,168,791
DePfa Deutsche Pfandbriefbank AG,
   4.750%, due 03/20/03.......................         240,000          226,647
                                                                   ------------
                                                                      2,360,470
                                                                   ------------



Israel -- 0.17%
State of Israel, 7.750%, due 03/15/10  ILS....         500,000     $    493,671
                                                                   ------------
Italy -- 1.23%
Buoni Poliennali Del Tes
   3.250%, due 04/15/04....................EUR       1,100,000          981,223
   5.000%, due 05/01/08.......................         920,000          853,710
   6.750%, due 07/01/07.......................       1,250,000        1,273,780
   12.000%, due 09/01/02......................         470,000          511,308
                                                                   ------------
                                                                      3,620,021
                                                                   ------------
Japan -- 2.03%
Government of Japan
   2.500%, due 03/20/20....................JPY      18,000,000          180,718
   3.000%, due 09/20/05.......................     178,500,000        1,844,300
   3.100%, due 03/20/06.......................     175,800,000        1,829,257
   4.600%, due 03/21/05.......................     189,900,000        2,087,236
                                                                   ------------
                                                                      5,941,511
                                                                   ------------
Netherlands -- 0.43%
Government of Netherlands
   5.500%, due 07/15/10....................EUR         900,000          871,241
   7.750%, due 03/01/05.......................         380,000          401,226
                                                                   ------------
                                                                      1,272,467
                                                                   ------------
Spain -- 0.76%
Government of Spain
   3.250%, due 01/31/05.......................       2,070,000        1,820,653
   6.150%, due 01/31/13.......................         400,001          400,200
                                                                   ------------
                                                                      2,220,853
                                                                   ------------
Sweden -- 0.51%
Government of Sweden
   6.750%, due 05/05/14....................SEK       4,400,000          571,873
   10.250%, due 05/05/03......................       7,200,000          926,987
                                                                   ------------
                                                                      1,498,860
                                                                   ------------
United Kingdom -- 0.85%
Halifax PLC, Series EMTN, 8.750%,
  due 07/10/06.............................GBP         720,000        1,175,834
U.K. Treasury, 5.750%, due 12/07/09...........         840,000        1,324,569
                                                                   ------------
                                                                      2,500,403
                                                                   ------------
Total Global (Ex-U.S.) Bonds..................                       32,083,624
                                                                   ------------

                                                        Shares
                                                       --------
Emerging Markets Bonds -- 3.84%

Brinson Emerging Markets Debt Fund (b)........         444,026       11,243,315
                                                                   ------------
Total Bonds (Cost $130,749,445)...............                      133,220,798
                                                                   ------------

Short-Term Investments -- 17.45%
Investment Companies -- 0.63%
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund.......................       1,830,859        1,830,859
                                                                   ------------



================================================================================

                    Global Fund -- Schedule of Investments


June 30, 2000
--------------------------------------------------------------------------------

                                                      Face
                                                     Amount            Value
                                                 --------------   -------------
U.S. Corporate Bonds -- 9.57%
Centex Corp., Series B, MTN,
   6.840%, due 04/02/01.......................   $   5,000,000    $   4,997,755
Dominion Resources, Inc.
   7.026%, due 01/26/01.......................       2,100,000        2,099,937
GATX Capital Corp., 6.500%, due 11/01/00......       1,500,000        1,495,236
GATX Capital Corp., Series F, MTN
   7.4175%, due 04/25/01......................       1,000,000        1,000,425
Hertz Corp., 6.625%, due 07/15/00.............       2,500,000        2,499,557
Kroger Co., 7.661%, due 10/01/00..............       5,000,000        4,999,000
NorAm Energy Corp., 7.500%, due 08/01/00......       2,000,000        2,000,228
Raytheon Co., 6.300%, due 08/15/00............       3,000,000        2,996,625
Safeway, Inc., 5.750%, due 11/15/00...........       4,000,000        3,980,204
Supervalue Stores, Inc., Series A, MTN
  6.500%, due 10/06/00........................       2,000,000        1,995,026
                                                                  -------------
                                                                     28,063,993
                                                                  -------------
U.S. Government Obligations -- 1.08%
U.S. Treasury Bill, due 08/17/00..............       3,200,000        3,177,520
                                                                  -------------

Commercial Paper -- 6.17%
Boston Scientific Corp.,
   7.350%, due 07/05/00.......................       2,500,000        2,497,958
Case Credit Corp.
   7.250%, due 07/19/00.......................       2,000,000        1,992,750
   7.400%, due 07/03/00.......................       3,900,000        3,898,397
Crown Cork & Seal, 7.150%, due 07/20/00.......       2,438,000        2,428,800
FMC Corp., 7.330%, due 07/03/00...............       2,500,000        2,498,982
Phillips Petroleum, 7.150%, due 07/05/00......       2,500,000        2,498,014
Southern Industries, 7.200%, due 07/06/00.....       2,280,000        2,277,720
                                                                  -------------
                                                                     18,092,621
                                                                  -------------
Total Short-Term Investments
  (Cost $51,163,762)..........................                       51,164,993
                                                                  -------------
Total Investments
  (Cost $341,418,335) -- 117.51% (a)...........                     344,552,777
Liabilities, less cash and
  other assets -- (17.51%).....................                     (51,338,578)
                                                                  -------------
Net Assets -- 100%.............................                   $ 293,214,199
                                                                  =============

              See accompanying notes to schedule of investments.


================================================================================
16

                         Global Fund -- Schedule of Investments


June 30, 2000

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $345,071,906; and net unrealized depreciation consisted of:


     Gross unrealized appreciation...........................    $ 22,527,796
     Gross unrealized depreciation...........................     (23,046,925)
                                                                 ------------
             Net unrealized depreciation.....................    $   (519,129)
                                                                 ============


(b) Non-income producing security

FRN: Floating Rate Note-- The rate disclosed is that in effect at June 30, 2000.
MTN:  Medium Term Note
TBA:  Security is subject to delayed delivery.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2000, the value of these securities amounted to $1,486,485 or 0.51% of net assets.
Resettable Perpetual Preferred: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely.
      The issuer generally retains the right to call such a bond.

FORWARD FOREIGN CURRENCY CONTRACTS
The Global Fund had the following open forward foreign currency contracts as of June 30, 2000:

                                               Settlement       Local          Current         Unrealized
                                                 Date          Currency          Value         Gain/(Loss)
                                               ----------      --------        ---------      -------------
Forward Foreign Currency Buy Contracts
Australian Dollar...........................    08/08/00      29,200,000   $  17,542,911     $  (979,839)
Euro........................................    08/08/00      52,600,000      50,546,789        (991,373)
Japanese Yen................................    08/08/00   1,586,000,000      15,098,035         224,980
Swedish Krona...............................    08/08/00     117,500,000      13,436,895        (112,559)
Swiss Franc.................................    08/08/00       4,600,000       2,839,471             315

Forward Foreign Currency Sale Contracts
Australian Dollar...........................    08/08/00       2,700,000       1,622,118           7,332
British Pound...............................    08/08/00       7,300,000      11,059,601         587,969
Danish Krone................................    08/08/00      12,000,000       1,544,722          44,725
Euro........................................    08/08/00      10,700,000      10,282,331          44,511
Japanese Yen................................    08/08/00   3,370,000,000      32,080,945         157,503
Swedish Krona...............................    08/08/00     117,500,000      13,436,895         326,561
                                                                                               ---------
        Total...............................                                                  $ (689,875)
                                                                                               =========

FUTURES CONTRACTS
The Global Fund had the following open futures contracts as of June 30, 2000:

                                                                    Expiration       Cost/       Current        Unrealized
                                                                       Date        Proceeds        Value        Gain/Loss
                                                                 --------------   -----------    ----------     ----------
U.S. Interest Rate Futures Buy Contracts
5 year U.S. Treasury Notes, 300 contracts.....................   September 2000   $29,080,788   $29,704,686     $ 623,898
10 year U.S. Treasury Notes, 88 contracts.....................   September 2000     8,545,022     8,666,625       121,603
30 year U.S. Treasury Bonds, 58 contracts.....................   September 2000     5,555,992     5,645,937        89,945

Index Futures Sale Contracts
Standard & Poor's 500, 121 contracts..........................   September 2000    44,388,003    44,410,025       (22,022)
                                                                                                               ----------
        Total.................................................                                                 $  813,424
                                                                                                               ==========

The market value of investments pledged to cover margin requirements for the open futures positions at June 30, 2000 was $3,177,520.

--------------------------------------------------------------------------------
              See accompany notes to financial statements.                    17

                              Global Equity Fund

--------------------------------------------------------------------------------

[LOGO] UBS                    The UBS Investment Fund - Global Equity has
       Investment Funds       provided an annualized return of 11.77% since its
                              inception on July 31, 1995. Over the same period, the annualized return of the benchmark, the MSCI
                              World Equity (Free) Index, has been 16.51%. The
                              Fund's performance was achieved with a volatility of 11.89%, significantly less risk than its benchmark's volatility of 13.84%. For the calendar year-to-date, the Fund returned -2.90%, underperforming the benchmark return of -2.49%.
                              During the second quarter, returns were dominated by "old economy" stocks, and the Fund outperformed the benchmark by a wide margin of 650 basis points.

                              Trends of the last two years show a remarkable divergence between the performance of "new economy" and "old economy" sectors. In contrast to recent bull markets, the current price appreciation has been limited to narrow groups of technology, media and telecommunications (TMT) stocks. This phenomenon is most easily recognizable in the U.S. where it began, but has also proliferated into all developed equity markets. In the first quarter of 2000, the Fund's lag in performance was most directly attributable to security selection in the U.S. market, where we hold significant underweights to TMT sectors. Our strategy began to pay off in the second quarter as investors began to question whether TMT companies can grow and increase earnings fast enough and for long enough to justify their high valuations.

                              While we are skeptical of inflated equity investment expectations, we understand and appreciate the role of new and emerging technology in business. Our analysis is focused on investing in companies with solid fundamentals as well as promising uses for new technologies. Specifically, we see opportunities in some "old economy" sectors such as utilities, diversified financials, and food, beverages and tobacco where some companies are leveraging their skills, assets and competitive positions to take advantage of the Internet.

                              With respect to countries, we continue to overweight Japan and underweight the U.S. However, we have reduced the underweight to the U.S. from -
                              8.95 at the end of the first quarter to -1.98 at the end of the second quarter. We have also reduced our Japanese overweight from 6.09 at the end of the first quarter to 0.52 at the end of the second quarter. The increased weight in the U.S. is allocated to sectors we estimate to be undervalued including materials, transportation and healthcare equipment/services.

                              ==================================================
18

                              Global Equity Fund

--------------------------------------------------------------------------------

[LOGO] UBS                    Total Return
                              --------------------------------------------------
       Investment Funds


--------------------------------------------------------------------------------

                                                                     6 months    1 year   3 years   Inception*
                                                                      ended       ended    ended       to
                                                                     6/30/00     6/30/00  6/30/00    6/30/00
                              --------------------------------------------------------------------------------
                              UBS Investment  Fund - Global Equity    - 2.90%      1.96%     6.41%    11.77%
                              --------------------------------------------------------------------------------
                              MSCI World Equity (Free) Index          - 2.49      12.39     15.13     16.51
                              --------------------------------------------------------------------------------

                              * Inception date of the UBS Investment Fund-
                              Global Equity is 7/31/95.

                              Total return includes reinvestment of all capital gain and income distributions.

                              All total returns in excess of 1 year are average annualized returns.

                              --------------------------------------------------
                              Illustration of an Assumed Investment of $10,000
                              --------------------------------------------------

                              This chart shows the growth in the value of an investment in the UBS Investment Fund - Global Equity and the MSCI World Equity (Free) Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through June 30, 2000. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

                              UBS Investment Fund - Global Equity
                              vs. MSCI World Equity (Free) Index
                              Wealth Value with Dividends Reinvested

                                    [GRAPH]

                                       Label             A                B
                             -----------------------------------------------------
                              Label   Date        UBS Global Fund  MSCI Benchmark
                             -----------------------------------------------------
                                 1     7/31/95        10,000           10,000
                             -----------------------------------------------------
                                 2     8/31/95        10,155            9,777
                             -----------------------------------------------------
                                 3     9/30/95        10,329           10,066
                             -----------------------------------------------------
                                 4    10/31/95        10,300            9,909
                             -----------------------------------------------------
                                 5    11/30/95        10,667           10,255
                             -----------------------------------------------------
                                 6    12/31/95        10,993           10,556
                             -----------------------------------------------------
                                 7     1/31/96        11,312           10,753
                             -----------------------------------------------------
                                 8     2/29/96        11,354           10,818
                             -----------------------------------------------------
                                 9     3/31/96        11,539           10,998
                             -----------------------------------------------------
                                10     4/30/96        11,858           11,256
                             -----------------------------------------------------
                                11     5/31/96        11,889           11,265
                             -----------------------------------------------------
                                12     6/30/96        11,925           11,325
                             -----------------------------------------------------
                                13     7/31/96        11,544           10,925
                             -----------------------------------------------------
                                14     8/31/96        11,739           11,054
                             -----------------------------------------------------
                                15     9/30/96        12,110           11,488
                             -----------------------------------------------------
                                16    10/31/96        12,152           11,567
                             -----------------------------------------------------
                                17    11/30/96        12,760           12,219
                             -----------------------------------------------------
                                18    12/31/96        12,787           12,025
                             -----------------------------------------------------
                                19     1/31/97        12,899           12,172
                             -----------------------------------------------------
                                20     2/28/97        13,067           12,311
                             -----------------------------------------------------
                                21     3/31/97        13,011           12,064
                             -----------------------------------------------------
                                22     4/30/97        13,067           12,460
                             -----------------------------------------------------
                                23     5/31/97        13,832           13,231
                             -----------------------------------------------------
                                24     6/30/97        14,351           13,889
                             -----------------------------------------------------
                                25     7/31/97        14,813           14,531
                             -----------------------------------------------------
                                26     8/31/97        14,125           13,547
                             -----------------------------------------------------
                                27     9/30/97        14,711           14,284
                             -----------------------------------------------------
                                28    10/31/97        13,900           13,534
                             -----------------------------------------------------
                                29    11/30/97        13,888           13,771
                             -----------------------------------------------------
                                30    12/31/97        14,048           13,939
                             -----------------------------------------------------
                                31     1/31/98        14,271           14,330
                             -----------------------------------------------------
                                32     2/28/98        15,138           15,299
                             -----------------------------------------------------
                                33     3/31/98        15,757           15,943
                             -----------------------------------------------------
                                34     4/30/98        15,720           16,099
                             -----------------------------------------------------
                                35     5/31/98        15,658           15,704
                             -----------------------------------------------------
                                36     6/30/98        15,520           16,276
                             -----------------------------------------------------
                                37     7/31/98        15,433           16,251
                             -----------------------------------------------------
                                38     8/31/98        13,734           14,085
                             -----------------------------------------------------
                                39     9/30/98        13,932           14,335
                             -----------------------------------------------------
                                40    10/31/98        14,850           15,634
                             -----------------------------------------------------
                                41    11/30/98        15,408           16,565
                             -----------------------------------------------------
                                42    12/31/98        15,897           17,370
                             -----------------------------------------------------
                                43     1/31/99        15,897           17,752
                             -----------------------------------------------------
                                44     2/28/99        15,404           17,280
                             -----------------------------------------------------
                                45     3/31/99        15,885           17,997
                             -----------------------------------------------------
                                46     4/30/99        16,960           18,709
                             -----------------------------------------------------
                                47     5/31/99        16,340           18,020
                             -----------------------------------------------------
                                48     6/30/99        16,960           18,858
                             -----------------------------------------------------
                                49     7/31/99        16,884           18,802
                             -----------------------------------------------------
                                50     8/31/99        16,605           18,767
                             -----------------------------------------------------
                                51     9/30/99        16,137           18,591
                             -----------------------------------------------------
                                52    10/31/99        16,340           19,556
                             -----------------------------------------------------
                                53    11/30/99        16,745           20,106
                             -----------------------------------------------------
                                54    12/31/99        17,809           21,734
                             -----------------------------------------------------
                                55   1/31/2000        16,582           20,491
                             -----------------------------------------------------
                                56   2/29/2000        16,248           20,544
                             -----------------------------------------------------
                                57   3/31/2000        16,791           21,966
                             -----------------------------------------------------
                                58   4/30/2000        16,610           21,036
                             -----------------------------------------------------
                                59   5/31/2000        16,736           20,504
                             -----------------------------------------------------
                                60   6/30/2000        17,285           21,194
                             -----------------------------------------------------

                              Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

                             ===================================================

                         Global Equity Fund


--------------------------------------------------------------------------------

[LOGO] UBS
       Investment Funds  Market Allocation

                         As of June 30, 2000
                                                        Current
                                           Benchmark   Strategy
                         --------------------------------------
                         U.S.                49.3%         46.8%
                         Australia            1.3           3.2
                         Austria              0.1           0.0
                         Belgium              0.4           0.8
                         Canada               2.6           1.5
                         Denmark              0.4           0.3
                         Finland              1.5           1.7
                         France               5.5           5.5
                         Germany              4.1           1.5
                         Hong Kong            1.0           0.6
                         Ireland              0.2           0.6
                         Italy                2.1           1.5
                         Japan               12.9          13.6
                         Netherlands          2.6           3.6
                         New Zealand          0.1           0.0
                         Norway               0.2           0.0
                         Portugual            0.2           0.2
                         Singapore            0.5           0.6
                         Spain                1.3           2.7
                         Sweden               1.5           2.2
                         Switzerland          2.8           1.8
                         United Kingdom       9.4          11.3
                         Cash Reserves        0.0           0.0
                         --------------------------------------
                                            100.0%        100.0%



                         Top Ten U.S. Equity Holdings

                         As of June 30, 2000

                                                     Percent of
                                                     Net Assets
                         --------------------------------------
                          1. Microsoft Corp.               2.00%
                          2. Johnson & Johnson Co.         1.57
                          3. PepsiCo, Inc.                 1.45
                          4. Alza Corp.                    1.38
                          5. FedEx Corp.                   1.34
                          6. Advanced Micro Devices, Inc.  1.33
                          7. Texas Instruments, Inc.       1.31
                          8. CIGNA Corp.                   1.29
                          9. SBC Communications, Inc.      1.25
                         10. Wells Fargo and Co.           1.23
                         --------------------------------------



                         Currency Allocation

                         As of June 30, 2000
                                                        Current
                                           Benchmark   Strategy
                         --------------------------------------
                         U.S.                49.3%         44.3%
                         Australia            1.3           9.2
                         Canada               2.6           2.6
                         Denmark              0.4           0.4
                         Euro                18.0          31.9
                         Hong Kong            1.0           0.0
                         Japan               12.9           5.0
                         New Zealand          0.1           0.2
                         Norway               0.2           0.2
                         Singapore            0.5           0.5
                         Sweden               1.5           1.5
                         Switzerland          2.8           2.8
                         United Kingdom       9.4           1.4
                         --------------------------------------
                                            100.0%        100.0%



                         Top Ten Global (Ex-U.S.) Equity Holdings

                         As of June 30, 2000

                                                                Percent of
                                                                Net Assets
                         -------------------------------------------------
                         1. Banque Nationale de Paris                 1.21%
                         2. Canon, Inc.                               1.09
                         3. Bayer AG                                  1.02
                         4. Diageo PLC                                1.01
                         5. Heineken NV                               1.01
                         6. Nippon Telegraph & Telephone Corp.        0.95
                         7. Honda Motor Co.                           0.94
                         8. National Australia Bank Ltd., Preferred   0.90
                         9. Kao Corp.                                 0.89
                        10. Nycomed Amersham PLC                      0.85
                         -------------------------------------------------


                         =================================================

                         Global Equity Fund

--------------------------------------------------------------------------------

[LOGO] UBS
                         Industry Diversification
       Imvestment Funds
                         As a Percent of Net Assets
                         As of June 30, 2000

                         -------------------------------------------------------
                         U.S. EQUITIES
                           Energy..............................     1.67%

                         Capital Investment
                           Capital Goods.......................     0.40
                           Electronic Components...............     2.23
                           Technology..........................     1.64
                                                                  ------
                                                                    4.27

                         Basic Industries
                           Chemicals...........................     1.95
                           Housing/Paper.......................     2.22
                           Metals..............................     1.75
                                                                  ------
                                                                    5.92

                         Computers
                           Software............................     2.00
                           Systems.............................     0.69
                                                                  ------
                                                                    2.69

                         Consumer
                           Autos/Durables......................     0.74
                           Health: Drugs.......................     3.63
                           Health: Non-Drugs...................     3.78
                           Non-Durables........................     1.45
                           Retail/Apparel......................     2.77
                                                                  ------
                                                                   12.37

                         Financial
                           Banks...............................     2.21
                           Non-Banks...........................     2.41
                                                                  ------
                                                                    4.62

                         Telecommunications Services                3.22
                         Transportation........................     2.55
                         Services/Misc.........................     3.77
                         Utilities.............................     1.59
                                                                  ------
                                 Total U.S. Equities...........    42.67


                         Global (Ex-U.S.) EQUITIES
                         Aerospace & Military..................     0.44%
                         Appliances & Household................     1.10
                         Autos/Durables........................     0.94
                         Banking...............................     8.06
                         Beverages and Tobacco.................     3.03
                         Broadcasting & Publishing.............     3.26
                         Building Materials....................     0.17
                         Business & Public Service.............     1.47
                         Chemicals.............................     2.71
                         Consumer..............................     0.01
                         Data Processing.......................     1.09
                         Electric Components...................     2.07
                         Electronics...........................     0.72
                         Energy................................     1.15
                         Financial Services....................     2.29
                         Food & House Products.................     3.02
                         Forest Products.......................     0.67
                         Health & Personal Care................     3.16
                         Industrial Components.................     0.41
                         Insurance.............................     2.36
                         Machinery & Engineering...............     0.49
                         Merchandising.........................     0.87
                         Multi-Industry........................     0.28
                         Non-Ferrous Metals....................     0.25
                         Real Estate...........................     1.06
                         Recreation............................     1.06
                         Textile & Apparel.....................     0.21
                         Telecommunications....................     4.98
                         Transportation........................     0.98
                         Utilities.............................     2.86
                                                                  ------
                             Total Global (Ex-U.S.) Equities...    51.17

                         SHORT-TERM INVESTMENTS................     3.56
                                                                  ------
                             TOTAL INVESTMENTS.................    97.40
                         CASH AND OTHER ASSETS,
                           LESS LIABILITIES....................     2.60
                                                                  ------
                         NET ASSETS............................   100.00%
                                                                  ======


                         ===============================================

                 Global Equity Fund -- Schedule of Investments


June 30, 2000

-------------------------------------------------------------------------

                                               Shares            Value
                                               ------         -----------
Equities -- 93.84%
U.S. Equities -- 42.67%
Advanced Micro Devices, Inc. (b)...........    11,900         $   919,275
Allergan, Inc..............................     7,500             558,750
Alza Corp. (b).............................    16,100             951,912
American Electric Power Co., Inc...........    15,480             458,595
Baxter International, Inc..................     7,800             548,437
Bristol-Myers Squibb Co....................     7,800             454,350
Burlington Northern Santa Fe Corp..........    36,300             832,631
CIGNA Corp.................................     9,500             888,250
Compaq Computer Corp.......................    10,200             260,738
Computer Sciences Corp. (b)................     6,900             515,344
Compuware Corp. (b)........................    32,300             335,112
CVS Corp...................................     8,000             320,000
Dell Computer Corp. (b)....................     9,600             473,400
Dominion Resources, Inc....................    10,600             454,475
E.I. du Pont de Nemours and Co.............     4,100             179,375
Electronic Data Systems Corp...............     5,200             214,500
Emerson Electric Co........................    10,500             633,937
Exxon Mobil Corp...........................     8,900             698,650
Federated Department Stores, Inc. (b)......     4,200             141,750
FedEx Corp. (b)............................    24,300             923,400
First Data Corp............................    15,004             744,573
Fort James Corp............................    12,500             289,063
Gateway, Inc. (b)..........................     5,600             317,800
Genzyme Corp. (b)..........................     6,400             380,400
GreenPoint Financial Corp..................    11,700             219,375
Household International, Inc...............    11,700             486,281
Illinois Tool Works, Inc...................     8,700             495,900
Johnson & Johnson Co.......................    10,600           1,079,875
Kimberly-Clark Corp........................    10,400             596,700
Lafarge Corp...............................     3,900              81,900
Lear Corp. (b).............................    11,900             238,000
Lexmark International Group, Inc. (b)......     4,100             275,725
Lincoln National Corp......................    10,900             393,762
Masco Corp.................................    39,200             708,050
Mattel, Inc................................    18,600             245,288
Microsoft Corp. (b)........................    17,200           1,376,000
Motorola, Inc..............................    17,715             514,842
New York Times Co..........................    14,500             572,750
Newell Rubbermaid, Inc.....................     7,400             190,550
Nextel Communications, Inc. (b)............     6,900             422,194
Peco Energy Co.............................    15,910             641,372
PepsiCo, Inc...............................    22,400             995,400
PNC Bank Corp..............................     5,900             276,563
Praxair, Inc...............................     6,600             247,088
Raytheon Co., Class B......................    14,700             282,975
Reliaster Financial Corp...................     3,400             178,288
SBC Communications, Inc....................    19,900             860,675
Smurfit-Stone Container Corp. (b)..........    24,800             319,300
Southdown, Inc.............................     4,176             241,164
St. Jude Medical, Inc. (b).................    12,900             591,787
Tellabs, Inc. (b)..........................     6,100             417,469
Texas Instruments, Inc.....................    13,100             899,806
U.S. Bancorp...............................     9,263             178,313
Unisys Corp. (b)...........................    19,000             276,688
W.W. Grainger, Inc.........................     8,900             274,231
Wal-Mart Stores, Inc.......................    12,700             731,837
Watson Pharmaceutical Co. (b)..............     9,900         $   532,125
Wells Fargo and Co.........................    21,900             848,625
XL Capital Ltd.............................     3,700             200,263
                                                              -----------
Total U.S. Equities........................                    29,385,878
                                                              -----------

Global (Ex-U.S.) Equities -- 51.17%
Australia -- 3.14%
Broken Hill Proprietary Co., Ltd...........    27,650             327,870
Lend Lease Corp., Ltd......................    11,294             144,487
National Australia Bank Ltd., Preferred....    21,900             620,044
News Corp., Ltd............................    22,540             311,259
QBE Insurance Group Ltd....................    25,789             126,533
Rio Tinto Ltd..............................    10,263             170,185
Westpac Banking Corp., Ltd.................    64,145             464,076
                                                              -----------
                                                                2,164,454
                                                              -----------

Belgium -- 0.79%
Electrabel S.A.............................     1,530             379,717
Fortis B...................................     5,542             161,927
                                                              -----------
                                                                  541,644
                                                              -----------

Canada -- 1.45%
Canadian National Railway Co...............    13,300             386,873
NOVA Chemicals Corp........................    14,200             298,050
Shaw Communications, Inc., Class B.........    12,700             312,850
                                                              -----------
                                                                  997,773
                                                              -----------

Denmark -- 0.28%
Tele Danmark A/S...........................     2,900             196,006
                                                              -----------

Finland -- 1.36%
Metso Oyj..................................    22,300             269,347
Nokia Oyj..................................     4,000             204,948
UPM-Kymmene Corp...........................    18,500             461,086
                                                              -----------
                                                                  935,381
                                                              -----------

France -- 5.35%
Air Liquide................................     3,676             481,352
Banque Nationale de Paris..................     8,602             831,183
Cie de Saint Gobain........................       876             118,906
CSF Thomson................................     7,465             295,254
Groupe Danone..............................     1,860             247,836
Rhone-Poulenc, Class A.....................     6,390             468,290
Schneider S.A..............................     6,150             430,362
Total Fina S.A., Class B...................     3,029             466,317
Vivendi....................................     3,899             345,539
                                                              -----------
                                                                3,685,039
                                                              -----------

Germany -- 1.43%
Bayer AG...................................    18,190             699,220
Continental AG.............................    16,850             284,282
                                                              -----------
                                                                  983,502
                                                              -----------

Hong Kong -- 0.59%
Cheung Kong Holdings, Ltd..................    20,000             221,287
Guoco Group Ltd............................    93,000             186,709
                                                              -----------
                                                                  407,996
                                                              -----------

Ireland -- 0.55%
Bank of Ireland............................    41,200             258,884
Eircom PLC.................................    45,100             121,052
                                                              -----------
                                                                  379,936
                                                              -----------

=========================================================================
22

                 Global Equity Fund -- Schedule of Investments
June 30, 2000

----------------------------------------------------------------------

                                               Shares         Value
                                               ------         -----
Italy -- 1.45%
San Paolo-imi Spa.........................     19,811   $   353,039
Telecom Italia Mobile Spa.................     43,800       449,257
Telecom Italia Spa........................     14,000       193,253
                                                        -----------
                                                            995,549
                                                        -----------

Japan -- 13.08%
Acom Co., Ltd.............................      3,300       278,210
Bank of Tokyo-Mitsubushi Ltd..............     42,000       508,501
Benesse Corp..............................      3,600       250,083
Canon, Inc................................     15,000       748,547
Dai-Ichi Kangyo Bank......................     38,000       289,117
Fuji Photo Film Co., Ltd..................     11,000       451,207
Honda Motor Co............................     19,000       648,268
Hoya Corp.................................      2,000       179,576
Kao Corp..................................     20,000       612,447
Mitsubishi Chemical Corp..................     94,000       386,466
Mitsubishi Estate Co., Ltd................     31,000       365,654
NEC Corp..................................      6,000       188,838
Nintendo Corp., Ltd.......................      1,600       280,062
Nippon Telegraph & Telephone Corp.........         49       652,994
Nissin Food Products Co...................     21,500       548,651
Nomura Securities Co., Ltd................     20,000       490,525
Orix Corp.................................      2,900       428,949
Secom Co., Ltd............................      2,000       146,496
Sony Corp.................................      5,500       514,626
Takeda Chemical Industries................      6,000       394,688
TDK Corp..................................      2,000       288,077
Toyoda Automatic Loom Works...............      3,000        65,073
West Japan Railway Co.....................         71       288,550
                                                        -----------
                                                          9,005,605
                                                        -----------
Netherlands -- 3.49%
Aegon NV..................................      6,760       241,514
Heineken NV...............................     17,700       692,261
ING Groep NV..............................      5,612       380,879
Philips Electronics NV....................     11,100       525,638
TNT Post Group NV.........................     10,089       273,214
Wolters Kluwer NV.........................     10,689       285,876
                                                        -----------
                                                          2,399,382
                                                        -----------

Portugal -- 0.23%
Electricidade de Portugal S.A.............      8,700       158,623
                                                        -----------
Singapore -- 0.55%
Singapore Press Holdings Ltd..............     13,046       203,726
United Overseas Bank Ltd..................     26,512       173,271
                                                        -----------
                                                            376,997
                                                        -----------

Spain -- 2.55%
Banco Popular Espanol S.A.................     15,203       472,184
Banco Santander Central Hispano S.A.......     24,155       255,862
Endesa S.A................................      7,814       151,982
Tabacalera S.A............................     33,726       520,184
Telefonica S.A. (b).......................     16,532       356,570
                                                        -----------
                                                          1,756,782
                                                        -----------

Sweden -- 2.16%
Electrolux AB, B Shares...................     14,950   $   232,662
Ericsson, B Shares........................     21,560       428,939
Investor AB, B Shares.....................     14,170       194,674
Nordbanken Holding AB.....................     60,100       455,666
Swedish Match AB..........................     57,700       178,935
                                                        -----------
                                                          1,490,876
                                                        -----------
Switzerland -- 1.72%
Givaudan (b)..............................         14         4,275
Nestle S.A. (Reg.)........................        145       291,141
Novartis AG (Reg.)........................        212       336,885
Roche Holding AG (Gen.)...................         13       126,954
Swiss Reinsurance Co. (Reg.)..............        207       423,267
                                                        -----------
                                                          1,182,522
                                                        -----------
United Kingdom -- 11.00%
Allied Zurich PLC.........................     31,975       378,298
AstraZeneca PLC...........................      5,639       263,361
British Telecommunications PLC............     23,000       297,358
Diageo PLC................................     77,630       696,913
FKI PLC...................................     86,405       307,398
HSBC Holdings PLC.........................     25,000       285,936
Lloyds TSB Group PLC......................     42,220       398,838
National Power PLC........................     50,500       321,861
Nycomed Amersham PLC......................     59,000       585,936
Pentokil Initial PLC......................     63,800       144,880
Powergen PLC..............................     59,000       504,655
Prudential Corp. PLC......................     20,000       293,089
Reckitt & Colman PLC......................     13,000       145,636
Reed International PLC....................     67,000       583,226
Scottish & Southern Energy PLC............     49,650       455,498
Tesco PLC.................................     80,250       249,661
The Great Universal Stores PLC............     54,000       347,438
Trinity Mirror PLC........................     21,175       190,096
Unilever PLC..............................     39,000       236,167
United News & Media PLC...................     25,000       359,549
Vodafone Group PLC........................    131,188       530,273
                                                        -----------
                                                          7,576,067
                                                        -----------
Total Global (Ex-U.S.) Equities...........               35,234,134
                                                        -----------
Total Equities (Cost $56,332,868).........               64,620,012
                                                        -----------
Short-Term Investments -- 3.56%
Investment Companies -- 3.56%
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund
  (Cost $2,453,941).......................  2,453,941     2,453,941
                                                        -----------
Total Investments
  (Cost $58,786,809) -- 97.40% (a)........               67,073,953

Cash and other assets,
   less liabilities -- 2.60%..............                1,789,330
                                                        -----------
Net Assets -- 100%........................              $68,863,283
                                                        ===========

     See accompanying notes to schedule of investments.

===========================================================================

                 Global Equity Fund -- Schedule of Investments


June 30, 2000

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $59,974,004; and net unrealized appreciation consisted of:

       Gross unrealized appreciation........................................   $ 12,365,192
       Gross unrealized depreciation........................................     (5,265,243)
                                                                               ------------
             Net unrealized appreciation....................................   $  7,099,949
                                                                               ============

(b) Non-income producing security

FORWARD FOREIGN CURRENCY CONTRACTS

The Global Equity Fund had the following open forward foreign currency contracts as of June 30, 2000:

                                                          Settlement            Local             Current       Unrealized
                                                              Date            Currency             Value        Gain/(Loss)
                                                          ----------         ----------         -----------     -----------
       Forward Foreign Currency Buy Contracts
       Australian Dollar...............................    12/01/00           7,600,000         $ 4,577,458     $   230,258
       British Pound...................................    12/01/00             900,000           1,366,929           5,439
       Canadian Dollar.................................    12/01/00             800,000             542,160          (4,774)
       Euro............................................    12/01/00          12,540,000          12,134,114         358,406
       Singapore Dollar................................    12/01/00             700,000             412,014          (2,678)
       Swiss Francs....................................    12/01/00           1,000,000             623,729          19,864

       Forward Foreign Currency Sale Contracts
       British Pound...................................    12/01/00           5,300,000           8,049,695        (156,935)
       Euro............................................    12/01/00           2,000,000           1,935,265           2,135
       Hong Kong Dollar................................    12/01/00           2,300,000             295,233            (345)
       Japanese Yen....................................    12/01/00         628,000,000           6,107,814         (25,372)
       Singapore Dollar................................    12/01/00             700,000             412,014          (1,216)
       Swedish Krona...................................    12/01/00           3,500,000             403,291         (11,169)
                                                                                                                -----------
              Total....................................                                                         $   413,613
                                                                                                                ===========

================================================================================
24                 See accompanying notes to financial statements.

                         Global Technology Fund

--------------------------------------------------------------------------------

[LOGO] UBS               After a serious correction lasting about eight weeks,
       Investment Funds  technology stocks staged a rapid two-week recovery beginning in the last week of May. During the remainder of the month of June there was mostly steady recovery, with a few very significant gains.

                         Computer hardware and software were the best industry groups in June, rising about 20%. Semiconductors and optoelectronics were also strong, while technology services declined. The serious April-May correction reminded investors that it can be difficult to invest in the long-term growth opportunity of technology stocks. While a decline in value is always painful, we have maintained our perspective and kept our eyes on the strong growth opportunities available to our Fund's companies. The April-May slump and the relatively slow continuing recovery have enabled the Fund to selectively accumulate positions at very favorable discounts from previously higher prices.

                         We see many very attractively undervalued technology stocks, especially among the less well known names, as well as continued strength in the global demand for technology products and services. We expect better investment results going forward, particularly in the second half of the year, a traditionally strong season for technology stocks. Significant changes in the competitive structure of the computer and communications industries will occur over the next year as new technological solutions meet the seemingly infinite demand for Internet access devices and communications bandwidth. We are particularly excited about the opportunities for the smaller telecom services providers, who are in a good position to deliver broadband Internet access to a wide range of business and consumer markets.

                         =======================================================

                         Global Technology Fund

--------------------------------------------------------------------------------

[LOGO] UBS               Top Ten Equity Holdings
       Investment Funds

                         As of June 30, 2000
                                                                     Percent of
                                                                     Net Assets
                         ------------------------------------------------------
                          1. Micron Technology, Inc.                    4.57%
                          2. Nortel Networks Corp.                      4.13
                          3. EMC Corp.                                  3.99
                          4. Yahoo!, Inc.                               3.21
                          5. STMicroelectronics N.V                     3.06
                          6. Oracle Corp.                               2.91
                          7. International Business Machines Corp.      2.84
                          8. Compaq Computer Corp.                      2.65
                          9. SAP AG                                     2.43
                         10. Texas Instruments, Inc.                    2.37
                         ------------------------------------------------------


                          Industry Diversification

                         As a Percent of Net Assets
                         As of June 30, 2000
                         -------------------------------------------------------
                         U.S. EQUITIES

                         Computers
                            Services...............................    6.15%
                            Software...............................    8.94
                            Systems................................   16.87
                                                                     ------
                                                                      31.96

                         Electronic Components.....................   23.51

                         Internet Services.........................    6.74

                         Telecommunications
                            Equipment..............................   11.24
                            Services...............................    6.41
                                                                     ------
                                                                      17.65
                                                                     ------
                                Total U.S. Equities................   79.86


                         GLOBAL (EX-U.S.) EQUITIES
                         Computers
                            Software...............................    2.44%
                            Systems................................    0.63
                                                                     ------
                                                                       3.07

                         Electronic Components.....................    5.70

                         Telecommunications
                            Equipment..............................    3.54
                            Services...............................    0.68
                                                                     ------
                                                                       4.22
                                                                     ------
                            Total Global (Ex-U.S.) Equities........   12.99

                         SHORT-TERM INVESTMENTS....................    1.55
                                                                     ------
                                TOTAL INVESTMENTS..................   94.40
                         CASH AND OTHER ASSETS,
                            LESS LIABILITIES.......................    5.60
                                                                     ------
                         NET ASSETS................................  100.00%
                                                                     ======

                         =======================================================
26

        Global Technology Fund -- Schedule of Investments


June 30, 2000

--------------------------------------------------------------------------------

                                                     Shares           Value
                                                   ----------       ----------
Equities -- 92.85%
U.S. Equities -- 79.86%
Advanced Micro Devices, Inc. (b)................          100       $    7,725
Agilent Technologies, Inc (b)...................           19            1,401
Amazon.com, Inc. (b)............................          150            5,447
America On-Line, Inc. (b).......................          200           10,550
Amkor Technologies, Inc. (b)....................          200            7,062
Applied Material, Inc. (b)......................          150           13,594
Atmel Corp. (b).................................          200            7,375
Broadcom Corp. (b)..............................           50           10,947
Cisco Systems, Inc. (b).........................          200           12,713
Comdisco, Inc...................................          200            4,463
Compaq Computer Corp............................          600           15,337
Computer Associates International, Inc..........          200           10,237
Computer Sciences Corp. (b).....................          150           11,203
Covad Communications Group, Inc. (b)............          200            3,225
Electronic Data Systems Corp....................          150            6,188
EMC Corp. (b)...................................          300           23,081
Emcore Corp. (b)................................          100           12,000
eMerge Interactive, Inc. (b)....................          200            3,588
Flextronics International Ltd...................           50            3,435
Gateway, Inc. (b)...............................           50            2,838
Hewlett-Packard Co..............................           50            6,244
Inprise Corp. (b)...............................          400            2,450
Intel Corp......................................           50            6,684
International Business Machines Corp............          150           16,434
Intuit, Inc. (b)................................          300           12,412
Jabil Circuit, Inc. (b).........................          100            4,963
JDA Software Group, Inc. (b)....................          100            1,919
JDS Uniphase Corp. (b)..........................          100           11,987
KLA-Tencor Corp. (b)............................          150            8,784
Leap Wireless International, Inc. (b)...........          100            4,700
Linear Technology Corp..........................          150            9,591
Lucent Technologies, Inc........................          200           11,850
Micron Technology, Inc. (b).....................          300           26,419
Motorola, Inc...................................          450           13,078
Network Plus Corp. (b)..........................          650            9,222
Oracle Corp. (b)................................          200           16,812
PeopleSoft, Inc. (b)............................          650           10,887
Phone.com, Inc. (b).............................          100            6,513
QUALCOMM, Inc. (b)..............................          200           12,000
Red Hat, Inc. (b)...............................           50            1,353
Safeguard Scientifics, Inc. (b).................           50            1,603
Sipex Corp. (b).................................           50            1,384
Solectron Corp. (b).............................          100            4,188
Sun Microsystems, Inc. (b)......................          150           13,641
Sykes Enterprises, Inc. (b).....................          200       $    2,575
Texas Instruments, Inc..........................          200           13,738
Titan Corp. (b).................................          150            6,712
Uniroyal Technology Corp. (b)...................          100            1,106
VerticalNet, Inc. (b)...........................          100            3,694
Winstar Communications, Inc. (b)................          250            8,469
Worldcom, Inc. (b)..............................          250           11,469
Xilinx, Inc. (b)................................          100            8,256
Yahoo!, Inc. (b)................................          150           18,581
                                                                    ----------
Total U.S. Equities.............................                       462,127
                                                                    ----------

Global (Ex-U.S.) Equities -- 12.99%
Bermuda -- 0.68%
Global Crossing Ltd. (b)........................          150            3,947
                                                                    ----------

Canada -- 4.13%
Nortel Networks Corp............................          350           23,887
                                                                    ----------

France -- 3.06%
STMicroelectronics N.V..........................          276           17,716
                                                                    ----------

Germany -- 4.49%
Infineon Technologies AG (b)....................          150           11,888
SAP AG..........................................          300           14,081
                                                                    ----------
                                                                        25,969
                                                                    ----------

Switzerland -- 0.63%
Logitech International SA (b)...................           50            3,650
                                                                    ----------
Total Global (Ex-U.S.) Equities.................                        75,169
                                                                    ----------
Total Equities (Cost $490,560)..................                       537,296
                                                                    ----------
Short-Term Investments -- 1.55%
Investment Companies -- 1.55%
Vista U.S. Government Money
    Market Fund (Cost $8,983)...................        8,983            8,983
                                                                    ----------

Total Investments
    (Cost $499,543) -- 94.40% (a)...................                   546,279

Cash and other assets,
    less liabilities -- 5.60%.......................                    32,381
                                                                    ----------
Net Assets -- 100%..............................                    $  578,660
                                                                    ==========

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $500,976; and net unrealized appreciation consisted of:

     Gross unrealized appreciation..................   $ 59,362
     Gross unrealized depreciation..................    (14,059)
                                                       --------
          Net unrealized appreciation...............   $ 45,303
                                                       ========

(b) Non-income producing security

================================================================================
                See accompanying notes to financial statements.               27

                              Global Biotech Fund

--------------------------------------------------------------------------------

[LOGO] UBS                    Volatility initiated in March in the biotech
       Investment Funds       sector continued into the second quarter of 2000,
                              with the biotech indices bottoming in May followed by a substantial rally in June. The NASDAQ Biotech
                              Index increased 11% during the second quarter.
                              Biotech performance was in line with the pharmaceutical sector, but continued to outperform the general market and the small capitalization market. The biotech rally became more selective in the second quarter. Only 41% of 351 publicly traded stocks had positive returns, whereas in the first quarter of 2000 and the fourth quarter of 1999 the positive returns were 84% and 70%, respectively. Biotech investors flocked to larger companies in the second quarter, with 77% of the stocks enjoying positive returns, versus only 31% for small cap biotechs.

                              In 2000, the biotech industry will continue to move into a more mature stage as an increasing number of companies generate sales and reach profitability. With more than 800 products in clinical trial development, we expect several research breakthroughs in the next few years, particularly in the treatment of diabetes, asthma, allergies, psoriasis, cancer, heart and vessel disease, and autoimmune diseases. If we extend our horizon to the next five to ten years, we are firmly convinced that the human genome sequence map(s) will be another strong growth driver for this industry. In the interim, we expect continued consolidation in this industry. Pharmaceutical companies will probably continue to buy biotech companies and large biotechs will keep buying smaller biotechs. Momentum players will come and go in this sector and contribute to short-term volatility, but they will have little impact on the promising long-term picture that is developing in this area. We remain focused on identifying promising new companies with strong drug pipelines that will produce handsome long-term returns for patient investors.

                              ==================================================
28

                              Global Biotech Fund

--------------------------------------------------------------------------------

[LOGO] UBS                  Top Ten Equity Holdings
       Investment Funds

                            As of June 30, 2000
                                                                    Percent of
                                                                    Net Assets
                            --------------------------------------------------
                             1. Amgen, Inc.                            4.18%
                             2. Human Genome Sciences, Inc.            3.97
                             3. Protein Design Labs, Inc.              3.93
                             4. COR Therapeutics, Inc.                 3.55
                             5. Celgene Corp.                          3.50
                             6. Millennium Pharmaceuticals, Inc.       3.33
                             7. QLT, Inc.                              3.22
                             8. Vertex Pharmaceuticals, Inc.           3.13
                             9. Genentech, Inc.                        3.07
                            10. CV Therapeutics, Inc.                  2.89
                            --------------------------------------------------


                            Industry Diversification

                            As a Percent of Net Assets
                            As of June 30, 2000
                            --------------------------------------------------
                            U.S. EQUITIES
                               Biomedical..........................   15.79%
                               Gene................................    4.97
                               Health: Drugs.......................   17.62
                               Medical Products....................    4.10
                               Therapeutics........................   14.35
                               Research and Development............   17.16
                                                                     ------
                                       Total U.S. Equities.........   73.99


                            GLOBAL (Ex-U.S.) EQUITIES
                               Gene................................    2.01%
                               Health: Drugs.......................    4.24
                               Therapeutics........................    3.22
                                                                     ------
                               Total Global (Ex-U.S.) Equities.....    9.47

                            SHORT-TERM INVESTMENTS.................    4.39
                                                                     ------
                                       TOTAL INVESTMENTS...........   87.85

                            CASH AND OTHER ASSETS,
                               LESS LIABILITIES....................   12.15
                                                                     ------
                            NET ASSETS.............................  100.00%
                                                                     ======

                            ====================================================

                Global Biotech Fund -- Schedule of Investments

June 30, 2000

--------------------------------------------------------------------------------

                                                                                     Shares           Value
                                                                                   ----------       ---------
Equities -- 83.46%
U.S. Equities -- 73.99%
Abgenix, Inc. (b).................................................................        150       $  17,979
Affymetrix, Inc. (b)..............................................................         50           8,256
Alkermes, Inc. (b)................................................................        150           7,069
American Home Products Corp.......................................................        100           5,875
Amgen, Inc. (b)...................................................................        500          35,125
Aurora Biosciences Corp. (b)......................................................        150          10,228
Biogen, Inc. (b)..................................................................        100           6,450
Celgene Corp. (b).................................................................        500          29,437
Cephalon, Inc. (b)................................................................        300          17,962
Chiron Corp. (b)..................................................................        500          23,750
COR Therapeutics, Inc. (b)........................................................        350          29,859
CV Therapeutics, Inc. (b).........................................................        350          24,259
Enzon, Inc. (b)...................................................................        200           8,500
Geltex Pharmaceuticals, Inc. (b)..................................................        350           7,153
Genentech, Inc. (b)...............................................................        150          25,800
Genzyme Corp. (b).................................................................        300          17,831
Gilead Sciences, Inc. (b).........................................................        150          10,669
Guilford Pharmaceuticals, Inc. (b)................................................        250           3,766
Human Genome Sciences, Inc. (b)...................................................        250          33,344
Idec Pharmaceuticals Corp. (b)....................................................        200          23,462
Immunex Corp. (b).................................................................        450          22,247
Inhale Therapeutic Systems, Inc. (b)..............................................        100          10,147
Johnson & Johnson Co..............................................................        100          10,188
Luminex Corp. (b).................................................................         50           2,081
Maxim Pharmaceuticals, Inc. (b)...................................................        250          12,844
Medarex, Inc. (b).................................................................        200          16,900
Medimmune, Inc. (b)...............................................................        300          22,200
Millennium Pharmaceuticals, Inc. (b)..............................................        250          27,969
Myriad Genetics, Inc. (b).........................................................        100          14,808
PE Corp. -- Biosystems Group......................................................        150           9,881
PE Corp. -- Celera Genomics Group (b).............................................        200          18,700
Pfizer, Inc.......................................................................        150           7,200
Protein Design Labs, Inc. (b).....................................................        200          32,991
Sangstat Medical Corp. (b)........................................................        250           7,219
Schering Plough Corp..............................................................        150           7,575
Tanox, Inc. (b)...................................................................        200           9,463
United Therapeutics Corp. (b).....................................................        150          16,256
Vertex Pharmaceuticals, Inc. (b)..................................................        250          26,344
                                                                                                    ---------
Total U.S. Equities...............................................................                    621,787
                                                                                                    ---------

Global (Ex-U.S.) Equities -- 9.47%
Canada -- 3.22%
QLT, Inc..........................................................................        350       $  27,060
                                                                                                    ---------

Denmark -- 1.02%
Novo Nordisk A/S..................................................................         50           8,545
                                                                                                    ---------

France -- 0.41%
Genset S.A........................................................................        150           3,469
                                                                                                    ---------

Switzerland -- 1.99%
Serono S.A. (b)...................................................................         20          16,727
                                                                                                    ---------

United Kingdom -- 2.83%
Cambridge Antibody Technology
  Group PLC (b)...................................................................        300          13,443
Shire Pharmaceuticals Group PLC (b)...............................................        200          10,375
                                                                                                    ---------
                                                                                                       23,818
                                                                                                    ---------

Total Global (Ex-U.S.) Equities...................................................                     79,619
                                                                                                    ---------
Total Equities (Cost $601,199)....................................................                    701,406
                                                                                                    ---------

Short-Term Investments -- 4.39%
Investment Companies -- 4.39%
Vista U.S. Government Money

  Market Fund (Cost $36,889)......................................................     36,889          36,889
                                                                                                    ---------
Total Investments
  (Cost $638,088)-- 87.85% (a)....................................................                    738,295
Cash and other assets,
  less liabilities -- 12.15%......................................................                    102,143
                                                                                                    ---------
Net Assets -- 100%................................................................                  $ 840,438
                                                                                                    =========


NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $638,743;
      and net unrealized appreciation consisted of:
                Gross unrealized appreciation.....................................                  $ 103,644
                Gross unrealized depreciation.....................................                     (4,092)
                                                                                                    ---------
                        Net unrealized appreciation...............................                  $  99,552
                                                                                                    =========

(b) Non-income producing security


================================================================================
                See accompanying notes to financial statements.

                         Global Bond Fund


--------------------------------------------------------------------------------

[LOGO] UBS               Since its inception on July 31, 1995, the UBS
       Investment Funds  Investment Fund - Global Bond has recorded an annualized return of 4.08%, versus the 3.17% return of its benchmark, the Salomon Smith Barney World
                         Government Bond Index. This performance record was achieved with less risk or volatility than the benchmark; 5.39% versus 5.95%, respectively. For the calendar year-to-date, the Fund returned -0.77%, underperforming the benchmark return of 0.03%. During the second quarter, the Fund outperformed the benchmark by 49 basis points.

                         In preemptive moves to combat inflation, most of the world's major central banks raised interest rates during the first quarter of 2000. The rate increases pushed up yields at the short end of the yield curve, while benign long-term inflationary expectations and government supply concerns pulled down long bond yields. This outlook was largely the same as it was in the last quarter of 1999, and during the first quarter bond yields in most markets fell to levels lower than at the beginning of the year. Our most significant strategy move in the first quarter was to reduce our overweight to Australia by half, after taking advantage of an Australian 10-year government yield decline of almost 100 basis points. With the proceeds, we moderately reduced our underweight to Japan.

                         Despite some periods of volatility, long-term bond yields in most major markets finished the second quarter at levels similar to those at the end of March. Market sentiment was dominated by shifting expectations over the pace of economic growth and by the implications this had for the interest rate policies of central banks. The largest factor leading to Fund outperformance in the second quarter came from currency allocation, with the biggest contributions coming from our overweight to the euro and underweights to the British pound and the Japanese yen. In Australia, which was the strongest performing bond market during the period, we benefited from our overweight to government bonds.



                         =======================================================

                         Global Bond Fund


--------------------------------------------------------------------------------

[LOGO] UBS               Total Return
       Investment Funds

                                                                       6 months    1 year    3 years    Inception*
                                                                         ended      ended      ended       to
                                                                        6/30/00    6/30/00   6/30/00     6/30/00
                         -------------------------------------------------------------------------------------------
                         UBS Investment Fund - Global Bond                -0.77%     -0.84%     1.33%        4.08%
                         -------------------------------------------------------------------------------------------
                         Salomon Smith Barney World Gov't Bond Index       0.03       3.16      3.87         3.17
                         -------------------------------------------------------------------------------------------

                         *Inception date of the UBS Investment Fund - Global Bond is 7/31/95.
                         Total return includes reinvestment of all capital gain and income distributions.
                         All total returns in excess of 1 year are average annualized returns.

                         Illustration of an Assumed Investment of $10,000

                         This chart shows the growth in the value of an investment in the UBS Investment Fund - Global Bond and the Salomon Smith Barney World Government Bond Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through June 30, 2000. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

                         UBS Investment Fund - Global Bond
                         vs. Salomon Smith Barney World Gov't Bond Index Wealth Value with Dividends Reinvested

                                    [GRAPH]

                         $ 12,175 ---- UBS Investment Fund - Global Bond
                         $ 11,656 ---- Salomon Smith Barney World Gov't Bond
                                       Index

                         ------------------------------------------------------
                                    Label            A                  B
                         Label               Brinson Global B   Salomon Smith B
                         ------------------------------------------------------
                             1    7/31/95             $10,000           $10,000
                         ------------------------------------------------------
                             2    8/31/95             $10,104           $ 9,656
                         ------------------------------------------------------
                             3    9/30/95             $10,218           $ 9,871
                         ------------------------------------------------------
                             4   10/31/95             $10,388           $ 9,944
                         ------------------------------------------------------
                             5   11/30/95             $10,587           $10,057
                         ------------------------------------------------------
                             6   12/31/95             $10,722           $10,162
                         ------------------------------------------------------
                             7    1/31/96             $10,776           $10,037
                         ------------------------------------------------------
                             8    2/29/96             $10,658           $ 9,986
                         ------------------------------------------------------
                             9    3/31/96             $10,701           $ 9,972
                         ------------------------------------------------------
                            10    4/30/96             $10,808           $ 9,932
                         ------------------------------------------------------
                            11    5/31/96             $10,829           $ 9,934
                         ------------------------------------------------------
                            12    6/30/96             $10,917           $10,013
                         ------------------------------------------------------
                            13    7/31/96             $11,036           $10,205
                         ------------------------------------------------------
                            14    8/31/96             $11,113           $10,245
                         ------------------------------------------------------
                            15    9/30/96             $11,287           $10,287
                         ------------------------------------------------------
                            16   10/31/96             $11,527           $10,479
                         ------------------------------------------------------
                            17   11/30/96             $11,734           $10,617
                         ------------------------------------------------------
                            18   12/31/96             $11,654           $10,531
                         ------------------------------------------------------
                            19    1/31/97             $11,484           $10,250
                         ------------------------------------------------------
                            20    2/28/97             $11,484           $10,173
                         ------------------------------------------------------
                            21    3/31/97             $11,313           $10,096
                         ------------------------------------------------------
                            22    4/30/97             $11,240           $10,007
                         ------------------------------------------------------
                            23    5/31/97             $11,569           $10,279
                         ------------------------------------------------------
                            24    6/30/97             $11,703           $10,402
                         ------------------------------------------------------
                            25    7/31/97             $11,654           $10,321
                         ------------------------------------------------------
                            26    8/31/97             $11,606           $10,314
                         ------------------------------------------------------
                            27    9/30/97             $11,837           $10,534
                         ------------------------------------------------------
                            28   10/31/97             $11,984           $10,753
                         ------------------------------------------------------
                            29   11/30/97             $11,825           $10,589
                         ------------------------------------------------------
                            30   12/31/97             $11,791           $10,557
                         ------------------------------------------------------
                            31    1/31/98             $11,892           $10,659
                         ------------------------------------------------------
                            32    2/28/98             $11,968           $10,746
                         ------------------------------------------------------
                            33    3/31/98             $11,829           $10,639
                         ------------------------------------------------------
                            34    4/30/98             $11,980           $10,810
                         ------------------------------------------------------
                            35    5/31/98             $11,968           $10,834
                         ------------------------------------------------------
                            36    6/30/98             $11,970           $10,851
                         ------------------------------------------------------
                            37    7/31/98             $11,957           $10,865
                         ------------------------------------------------------
                            38    8/31/98             $12,097           $11,160
                         ------------------------------------------------------
                            39    9/30/98             $12,671           $11,754
                         ------------------------------------------------------
                            40   10/31/98             $12,938           $12,102
                         ------------------------------------------------------
                            41   11/30/98             $12,849           $11,931
                         ------------------------------------------------------
                            42   12/31/98             $13,156           $12,171
                         ------------------------------------------------------
                            43    1/31/99             $13,130           $12,059
                         ------------------------------------------------------
                            44    2/28/99             $12,717           $11,672
                         ------------------------------------------------------
                            45    3/31/99             $12,691           $11,701
                         ------------------------------------------------------
                            46    4/30/99             $12,717           $11,697
                         ------------------------------------------------------
                            47    5/31/99             $12,478           $11,500
                         ------------------------------------------------------
                            48    6/30/99             $12,278           $11,299
                         ------------------------------------------------------
                            49    7/31/99             $12,506           $11,576
                         ------------------------------------------------------
                            50    8/31/99             $12,452           $11,629
                         ------------------------------------------------------
                            51    9/30/99             $12,560           $11,810
                         ------------------------------------------------------
                            52   10/31/99             $12,493           $11,804
                         ------------------------------------------------------
                            53   11/30/99             $12,305           $11,680
                         ------------------------------------------------------
                            54   12/31/99             $12,270           $11,652
                         ------------------------------------------------------
                            55  1/31/2000             $11,944           $11,404
                         ------------------------------------------------------
                            56  2/29/2000             $11,876           $11,322
                         ------------------------------------------------------
                            57  3/31/2000             $12,134           $11,673
                         ------------------------------------------------------
                            58  4/30/2000             $11,700           $11,291
                         ------------------------------------------------------
                            59  5/31/2000             $11,754           $11,379
                         ------------------------------------------------------
                            60  6/31/2000             $12,175           $11,656
                         ------------------------------------------------------

                         Fund returns are not of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.


                         =======================================================
32

                           Global Bond Fund

--------------------------------------------------------------------------------

[LOGO] UBS                Asset Allocation
       Investment Funds
                         As of June 30, 2000

                                                     Current
                                          Benchmark  Strategy
                         ------------------------------------
                         U.S.               26.94%     29.94%
                         Australia           0.58       2.58
                         Austria             1.03       0.00
                         Belgium             2.36       0.00
                         Canada              2.78       4.92
                         Denmark             1.16       4.16
                         Finland             0.66       0.00
                         France              7.77      12.95
                         Germany             8.03       5.69
                         Greece              0.74       0.00
                         Ireland             0.29       0.00
                         Italy               8.45       9.60
                         Japan              25.87       9.37
                         Netherlands         2.46       3.33
                         Portugal            0.50       0.00
                         Spain               3.09       6.01
                         Sweden              1.09       2.79
                         Switzerland         0.46       0.00
                         TIPS                0.00       1.75
                         U.K.                5.74       2.74
                         Euro                0.00       4.17
                         -----------------------------------
                                            100.0%     100.0%


                         Currency Allocation

                         As of June 30, 2000

                                                     Current
                                          Benchmark  Strategy
                         ------------------------------------
                         U.S.                26.9%      22.9%
                         Australia            0.6        8.6
                         Canada               2.8        2.8
                         Denmark              1.2        1.2
                         Euro                35.3       47.2
                         Japan               25.9       15.9
                         Sweden               1.1        1.1
                         Switzerland          0.5        0.5
                         U.K.                 5.7       -0.2
                         -----------------------------------
                                            100.0%     100.0%


                         Industry Diversification

                         As a Percent of Net Assets
                         As of June 30, 2000

                         --------------------------------------------------------
                         U.S. BONDS
                         Corporate Bonds.................................
                           Construction..................................    0.10%
                           Consumer......................................    0.97
                           Energy........................................    0.22
                           Financial Services............................    2.59
                           Food and Housing Products.....................    0.54
                           Publishing....................................    0.29
                           Services/Miscellaneous........................    1.03
                                                                           ------
                                 Total U.S. Corporate Bonds..............    5.74

                         International Dollar Bonds......................    1.12
                         Asset-Backed....................................    2.47
                         Corporate Mortgage-Backed Securities............    7.39
                         U.S. Government Agencies........................    2.39
                         U.S. Government Mortgage-Backed
                           Securities....................................    6.01
                         U.S. Government Obligations.....................    6.89
                                                                           ------
                                 Total U.S. Bonds........................   32.01

                         GLOBAL (EX-U.S.) BONDS
                         Foreign Financial Bonds.........................    7.65
                         Foreign Government Bonds........................   54.87
                                                                           ------
                                 Total Global (Ex-U.S.) Bonds............   62.52

                         SHORT-TERM INVESTMENTS..........................   11.89
                                                                           ------
                                 TOTAL INVESTMENTS.......................  106.42
                         LIABILITIES, LESS CASH
                           AND OTHER ASSETS..............................   (6.42)
                                                                           ------
                         NET ASSETS......................................  100.00%
                                                                           ======

                         =======================================================

                  Global Bond Fund -- Schedule of Investments

June 30, 2000

--------------------------------------------------------------------------------

                                                           Face
                                                          Amount       Value
                                                         --------      -----
Bonds -- 94.53%
U.S. Bonds -- 32.01%
U.S. Corporate Bonds -- 5.74%
Capital One Bank, BKNT, 8.250%,
  due 06/15/05........................................   $  70,000    $  69,861
Cendant Corp., 7.750%, due 12/01/03...................     200,000      193,147
Centaur Funding Corp., Class B, 144A,
  9.080%, due 04/21/20 (b)............................         140      138,994
Centaur Funding Corp., Class C, 144A,
  0.000%, due 04/21/20 (b)............................         750      115,781
Centex Corp., 9.750%, due 06/15/05....................      45,000       44,756
Countrywide Capital, Inc., 8.000%,
  due 12/15/26........................................     250,000      206,795
Fidelity Investments, 144A, 7.570%,
  due 06/15/29........................................     450,000      426,496
Lilly Del Mar, 144A, 7.717%,
  due 08/01/29........................................     150,000      149,114
News America Holdings, 7.750%,
  due 12/01/45........................................     150,000      130,289
PDVSA Finance, 99-F, 8.750%,
  due 02/15/04........................................     187,600      184,786
Safeway, Inc., 7.250%, due 09/15/04...................     250,000      247,110
Sempra Energy, 7.950%, due 03/01/10...................     100,000      100,847
Time Warner Cos., Inc.,
  7.570%, due 02/01/24................................     310,000      293,061
Washington Mutual Financial Corp., 8.250%,
  due 06/15/05........................................      35,000       35,324
Waste Management, 7.000%,
  due 10/01/04........................................     300,000      278,245
                                                                      ---------
                                                                      2,614,606
                                                                      ---------

Asset-Backed Securities -- 2.47%
Chase Manhattan Auto Owner Trust,
  96-C, Class A4, 6.150%,
  due 03/15/02........................................      76,569       76,283
Comed Transitional Funding Trust, 98-1,
  Class A7, 5.740%, due 12/25/10......................     370,000      331,953
First Bank Corporate Card Master Trust,
  97-1, Class A, 6.400%, due 02/15/03.................     240,000      236,782
Vanderbilt Mortgage Finance, 98-B,
  Class 1A2, 6.120%, due 05/07/09.....................     485,885      480,798
                                                                     ----------
                                                                      1,125,816
                                                                     ----------

Corporate Mortgage-Backed Securities -- 7.39%
Bear Stearns Mortgage Securities, Inc.,
  96-7A4, 6.000%, due 01/28/09........................     200,000      191,686
DLJ Commercial Mortgage Corp., 99-CG2,
  Class A1B, 7.300%, due 06/10/32.....................      75,000       73,871
First Union Lehman Brothers, 97-C2,
  Class A2, 6.600%, due 11/18/29......................     240,000      232,027
GE Capital Mortgage Services, Inc., 93-7F,
  Class FA3, 6.500%, due 09/25/08.....................      96,382       95,661
Heller Financial Commercial Mortgage Assets,
  99-PH1, Class A1, 6.500%,
  due 05/15/31........................................     386,237      373,520
PNC Mortgage Securities Corp., 94-3,
  Class A8, 7.500%, due 07/25/24......................     190,000      182,045
Prudential Home Mortgage Securities
  93-43, Class A9, 6.750%, due 10/25/23...............     196,000      188,360
  96-7, Class A4, 6.750%, due 06/25/11................     150,000      144,350
Residential Accredit Loans, Inc.
  96-QS4, Class Al10, 7.900%, due 08/25/26............     625,000      623,056
  98-QS4, Class AI5, 7.000%, due 03/25/28.............     400,000      376,857
Residential Asset Securitization Trust
  97-A10, Class A5, 7.250%, due 12/25/27..............     335,000      321,540
  97-A7, Class A1, 7.500%, due 09/25/27...............      22,529       22,448
  97-A11, Class A2, 7.000%, due 01/25/28..............       3,255        3,240
  98-A1, Class A1, 7.000%, due 03/25/28...............      60,302       59,909
Structured Asset Securities Corp.
  98-RF1, Class A, 8.713%, due 04/15/27...............     189,291      192,130
  98-RF2, 8.582%, due 07/15/27........................     288,209      291,091
                                                                     ----------
                                                                      3,371,791
                                                                     ----------

International Dollar Bonds -- 1.12%
Korea Development Bank, 7.125%,
  due 09/17/01........................................     150,000      148,688
Credit Suisse-London, 144A, Step up Callable,
  7.900%, due 05/29/49................................     250,000      231,650
State of Qatar, 144A, 9.750%, due 06/15/30............     130,000      128,212
                                                                     ----------
                                                                        508,550
                                                                     ----------

U.S. Government Agencies -- 2.39%1.12%
Federal National Mortgage Association
  5.250%, due 01/15/09................................     355,000      311,529
  7.250%, due 05/15/30................................     280,000      285,066
Jordan Aid, 8.750%, due 09/01/19......................     448,173      494,429
                                                                     ----------
                                                                      1,091,024
                                                                     ----------
U.S. Government Mortgage-Backed
Securities -- 6.01%
Fannie Mae Whole Loan, 95-W3,
  Class A, 9.000%, due 04/25/25.......................       7,756        7,986
Federal Home Loan Mortgage Corp.
  5.500%, due 02/01/07................................      39,822       37,322
  7.000%, due 10/15/13................................      68,215       65,142
Federal Home Loan Mortgage Corp. Gold,
  9.000%, due 07/01/30................................     135,000      139,261
Federal National Mortgage Association
  6.000%, due 10/01/14................................     149,936      141,836
  6.000%, due 01/01/29................................     150,018      137,226
  6.500%, due 03/01/19................................     116,597      111,430
  6.500%, due 03/01/29................................     577,598      544,783
  7.000%, due 12/01/24................................     382,185      368,960
  7.000%, due 03/01/29................................      25,928       25,041
  7.500%, due 12/01/23................................     298,195      294,092
  7.890%, due 04/01/26................................     163,571      167,875
  8.000%, due 03/01/11................................      61,267       61,904
  8.000%, due 02/01/13................................      62,857       63,510
Government National Mortgage Association
  7.000%, due 08/15/24................................     332,267      324,448
  7.000%, due 07/15/25................................      46,828       45,714
  7.500%, due 08/15/23................................      56,602       56,471
  7.500%, due 12/15/23................................      88,097       87,917
  7.500%, due 01/15/24................................      59,507       59,312
                                                                     ----------
                                                                      2,740,230
                                                                     ----------

================================================================================
34

                  Global Bond Fund -- Schedule of Investments


June 30,2000
----------------------------------------------------------------------
                                                   Face
                                                  Amount        Value
                                                  ------        -----
U.S. Government Obligations -- 6.89%
U.S. Treasury Bond
  8.000%, due 11/15/21.......................   $ 220,000   $  265,513
  8.750%, due 05/15/17.......................     350,000      439,906
U.S. Treasury Inflation Indexed Note
  3.625%, due 04/15/28.......................     570,000      575,424
  3.875%, due 04/15/29.......................     880,000      913,837
U.S. Treasury Note
  5.625%, due 05/15/08.......................     265,000      255,559
  6.125%, due 12/31/01.......................     445,000      442,497
  6.625%, due 02/15/27.......................     110,000      116,635
  7.500%, due 02/15/05.......................     125,000      131,094
                                                            ----------
                                                             3,140,465
                                                            ----------
Total U.S. Bonds.............................               14,592,482
                                                            ----------
Global (Ex-U.S.) Bonds -- 62.52%
Australia -- 2.36%
International Bank for Reconstruction
  & Development, 5.500%,
  due 05/14/03............................AUD     605,000      355,982
Queensland Treasury Corp., Global Notes
  6.000%, due 07/14/09.......................     670,000      393,186
  8.000%, due 09/14/07.......................     500,000      327,617
                                                            ----------
                                                             1,076,785
                                                            ----------
Canada -- 6.50%
Government of Canada, Real Return Bond
  4.250%, due 12/01/21....................CAD   1,455,000    1,194,186
Government of Canada
  6.000%, due 06/01/08.......................   2,030,000    1,376,953
Province of Ontario, 7.500%, due 01/19/06         550,000      393,767
                                                            ----------
                                                             2,964,906
                                                            ----------
Denmark -- 5.78%
City of Copenhagen, 6.250%,
  due 03/15/01............................DKK   2,400,000      308,493
Depfa Pfandbrief Bank,
  5.750%, due 03/04/09.......................     950,000      909,575
Great Belt, 7.000%, due 09/02/03.............   3,650,000      479,500
Kingdom of Denmark...........................
  7.000%, due 11/15/07.......................   2,500,000      344,792
  7.000%, due 11/10/24.......................   2,500,000      368,684
  8.000%, due 11/15/01.......................   1,700,000      223,968
                                                            ----------
                                                             2,635,012
                                                            ----------
France -- 9.50%
Government of France (OAT)
  7.500%, due 04/25/05....................EUR   1,530,000    1,614,143
  8.500%, due 04/25/23.......................   1,350,000    1,745,794
  9.500%, due 01/25/01.......................     990,000      972,239
                                                            ----------
                                                             4,332,176
                                                            ----------
Germany -- 4.85%
Bundesobligation 118,
  5.250%, due 02/21/01....................EUR     390,000   $  374,844
Bundesrepublik Deutschland
  5.625%, due 01/04/28.......................     380,000      368,966
  6.000%, due 07/04/07.......................   1,150,000    1,152,326
International Bank for Reconstruction and
  Development, 7.125%, due 04/12/05..........     306,775      312,910
                                                            ----------
                                                             2,209,046
                                                            ----------
Italy -- 9.26%
Buoni Poliennali Del Tes
  3.250%, due 04/15/04.......................   2,500,000    2,230,052
  7.750%, due 11/01/06.......................     660,000      704,703
  9.000%, due 10/01/03.......................     380,001      403,689
Republic of Italy,
  3.750%, due 06/08/05....................JPY  83,000,000      881,216
                                                            ----------
                                                             4,219,660
                                                            ----------
Japan -- 9.35%
Government of Japan
  2.500%, due 03/20/20.......................  28,000,000      281,117
  3.100%, due 03/20/06.......................  23,400,000      243,485
  4.600%, due 03/21/05....................... 339,800,000    3,734,823
                                                            ----------
                                                             4,259,425
                                                            ----------
Mexico -- 0.35%
United Mexican States,
  9.875%, due 02/01/10....................MXN     160,000      161,600
                                                            ----------
Netherlands -- 2.55%
Government of Netherlands
  3.000%, due 02/15/02....................EUR   1,050,000      975,829
  5.500%, due 01/15/28.......................     195,000      184,997
                                                            ----------
                                                             1,160,826
                                                            ----------
Spain -- 4.21%
Government of Spain,
  3.250%, due 01/31/05.......................   1,400,000    1,231,360
  6.000%, due 01/31/08.......................     700,000      688,110
                                                            ----------
                                                             1,919,470
                                                            ----------
Sweden -- 2.84%
Government of Sweden
  6.750%, due 05/05/14....................SEK   4,300,000      558,875
  10.250%, due 05/05/03......................   5,700,000      733,865
                                                            ----------
                                                             1,292,740
                                                            ----------
United Kingdom -- 4.97%
Abbey National Treasury Service,
  6.500%, due 03/05/04....................GBP     190,000      285,720
British Gas PLC, 8.125%, due 03/31/03........     195,000      302,872
U.K. Treasury
  5.750%, due 12/07/09.......................   1,000,000    1,576,868
  7.250%, due 12/07/07.......................      60,000      100,392
                                                            ----------
                                                             2,265,852
                                                            ----------
Total Global (Ex-U.S.) Bonds.................               28,497,498
                                                            ----------
Total Bonds (Cost $45,532,378)...............               43,089,980
                                                            ----------


======================================================================

        Global Bond Fund -- Schedule of Investments

June 30, 2000

--------------------------------------------------------------------------------

                                                Shares          Value
                                               ---------     ------------
Short-Term Investments -- 11.89%
Investment Companies -- 11.89%
Brinson Supplementary Trust U.S. Cash
   Management Prime Fund
   (Cost $5,419,195)......................     5,419,195     $  5,419,195
                                                                ---------

Total Investments
  (Cost $50,951,573) -- 106.42% (a)                            48,509,175
Liabilities, less cash and
  other assets -- (6.42%).................                     (2,927,951)
                                                             ------------
Net Assets -- 100%........................                   $ 45,581,224
                                                             ============

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $51,047,800; and net unrealized depreciation consisted of:

          Gross unrealized appreciation.......................     $   304,499
          Gross unrealized depreciation.......................      (2,843,124)
                                                                   -----------
               Net unrealized depreciation....................     $(2,538,625)
                                                                   ===========

(b) Non-income producing security

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, the value of these securities amounted to $1,190,247 or 2.61% of net assets.

Resettable Perpetual Preferred: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely. The issuer generally retains the right to call such a bond.

FORWARD FOREIGN CURRENCY CONTRACTS
The Global Bond Fund had the following open forward foreign currency contracts as of June 30, 2000:

                                                       Settlement       Local         Current      Unrealized
                                                          Date        Currency         Value       Gain/(Loss)
                                                     -------------  -------------  -------------  ------------
Forward Foreign Currency Buy Contracts
Australian Dollar.............................         09/01/00         6,050,000  $   3,636,473  $    (45,851)
British Pound.................................         09/01/00         1,400,000      2,121,984       (28,683)
Canadian Dollar...............................         09/01/00         2,650,000      1,791,296        (4,534)
Danish Krone..................................         09/01/00         8,100,000      1,043,319        67,138
Euro..........................................         09/01/00        15,150,000     14,579,925      (759,401)
Japanese Yen..................................         09/01/00     1,103,500,000     10,550,283       259,794
Swedish Krona.................................         09/01/00        30,300,000      3,470,965       (43,290)

Forward Foreign Currency Sale Contracts
Australian Dollar.............................         09/01/00         1,550,000        931,658        (4,471)
British Pound.................................         09/01/00         2,950,000      4,471,323       272,277
Canadian Dollar...............................         09/01/00         5,100,000      3,447,437        57,606
Danish Krone..................................         09/01/00        18,200,000      2,344,249       128,846
Euro..........................................         09/01/00         8,600,000      8,276,375       (19,137)
Japanese Yen..................................         09/01/00       770,000,000      7,361,774       (52,211)
Swedish Krona.................................         09/01/00        36,800,000      4,215,562       117,010
                                                                                                  ------------
          Total...............................                                                    $    (54,907)
                                                                                                  ============

================================================================================
36               See accompanying notes to financial statements.

                         U.S. Balanced Fund

--------------------------------------------------------------------------------

[LOGO] UBS               The UBS Investment Fund - U.S. Balanced has produced an
       Investment Funds  annualized return of 7.23% since its inception on July
                         31, 1995, while the return of the U.S. Balanced Mutual
                         Fund Index was 16.53% over this time period.
                         Importantly however, the U.S. Balanced Fund's performance was achieved with an annualized volatility over the life of the Fund of 6.35%, or approximately
                         40% less than the benchmark's annualized volatility of 10.32%. In the first half of 2000, the U.S. Balanced
                         Fund returned 2.68%, well ahead of the 0.89% return of the Index. While the past few years have seen a market environment that hurt our price/value based approach, we see some compelling signs that the environment is changing. Investors seem to be more cognizant of the risks associated with large equity positions, as some
                         Internet and technology stocks have experienced severe corrections in the recent past.

                         Much of the Fund's year-to-date overperformance relative to the benchmark was due largely to our asset allocation strategy, which paid off in the second quarter. The Fund continues to overweight bonds and underweight equities. Second quarter returns of the two key indices that make up the benchmark for the Fund show that bond markets outperformed equity markets by a wide margin (618 basis points); the Wilshire 5000 Equity Index returned -4.49%, while the Salomon Broad Investment Grade Bond Index returned 1.69%.

                         The second quarter also saw some dramatic changes in equity investor sentiment toward the technology, media and telecommunication (TMT) sectors that have driven the equity market to its highs in the recent past. Investors began to question whether TMT companies can grow and increase earnings fast enough and for long enough to justify their high valuations. Our assessment, as implied by our equity underweight, is that they cannot.

                         Our equity analysis is focused on investing in companies with solid fundamentals as well as promising uses for new technologies. Specifically, we see opportunities in some "old" economy sectors such as basic materials, transportation and healthcare. These sectors represent the largest overweights in the equity portion of the Fund, and contributed to the outperformance of the Fund during the period. These overweights are offset by significant underweight positions to software, hardware and telecommunications sectors.

                         =======================================================

                         U.S. Balanced Fund

--------------------------------------------------------------------------------

[LOGO] UBS               Total Return
       Investment Funds

                                                           6 months   1 year   3 years  Inception*
                                                             ended     ended     ended     to
                                                            6/30/00   6/30/00  6/30/00  6/30/00
                   -----------------------------------------------------------------------------
                   UBS Investment Fund - U.S. Balanced        2.68%   -5.57%    3.20%     7.23%
                   -----------------------------------------------------------------------------
                   U.S. Balanced Mutual Fund Index**          0.89     7.99    14.73     16.53
                   -----------------------------------------------------------------------------
                   Salomon Smith Barney Broad Investment
                   Grade (BIG) Bond Index                     3.92     4.49     6.02      6.39
                   -----------------------------------------------------------------------------
                   Wilshire 5000 Index                       -0.84     9.52    19.06     21.88
                   -----------------------------------------------------------------------------

                         * Inception date of the UBS Investment Fund - U.S. Balanced is 7/31/95.
                         ** An unmanaged index compiled by the Advisor,
                            constructed as follows: 65% Wilshire 5000 Index and 35% Salomon Smith Barney BIG Bond Index.
                         Total return includes reinvestment of all capital gain and income distributions.
                         All total returns in excess of 1 year are average annualized returns.

                         Illustration of an Assumed Investment of $10,000

                         This chart shows the growth in the value of an investment in the UBS Investment Fund - U.S. Balanced, the U.S. Balanced Mutual Fund Index, the Salomon Smith Barney BIG Bond Index and the Wilshire 5000 Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through June 30, 2000. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

                         UBS Investment Fund - U.S. Balanced vs. U.S. Balanced Mutual Fund Index,
                         Salomon Smith Barney BIG Bond Index and Wilshire 5000 Index
                         Wealth Value with Dividends Reinvested

                                   [GRAPH]

--------------------------------------------------------------------------------
        Label          A                B               C              D
--------------------------------------------------------------------------------
Label           UBS Investment  U.S. Balanced M  Wilshire 5000   Solomon Smith B
--------------------------------------------------------------------------------
  1    7/31/95          10,000           10,000         10,000            10,000
--------------------------------------------------------------------------------
  2    8/31/95          10,141           10,104         10,098            10,115
--------------------------------------------------------------------------------
  3    9/30/95          10,325           10,387         10,483            10,210
--------------------------------------------------------------------------------
  4   10/30/95          10,387           10,368         10,377            10,347
--------------------------------------------------------------------------------
  5   11/30/95          10,694           10,710         10,817            10,508
--------------------------------------------------------------------------------
  6   12/31/95          10,841           10,876         10,994            10,653
--------------------------------------------------------------------------------
  7    1/31/96          11,058           11,091         11,288            10,726
--------------------------------------------------------------------------------
  8    2/29/96          11,001           11,152         11,486            10,544
--------------------------------------------------------------------------------
  9    3/31/96          11,030           11,203         11,612            10,469
--------------------------------------------------------------------------------
 10    4/30/96          11,049           11,354         11,898            10,391
--------------------------------------------------------------------------------
 11    5/31/96          11,086           11,554         12,224            10,386
--------------------------------------------------------------------------------
 12    6/30/96          11,154           11,544         12,123            10,520
--------------------------------------------------------------------------------
 13    7/31/96          10,982           11,150         11,469            10,548
--------------------------------------------------------------------------------
 14    8/31/96          11,096           11,376         11,836            10,532
--------------------------------------------------------------------------------
 15    9/30/96          11,412           11,839         12,466            10,716
--------------------------------------------------------------------------------
 16   10/31/96          11,670           12,040         12,640            10,957
--------------------------------------------------------------------------------
 17   11/30/96          12,100           12,628         13,478            11,138
--------------------------------------------------------------------------------
 18   12/31/96          12,018           12,496         13,326            11,040
--------------------------------------------------------------------------------
 19    1/31/97          12,162           12,948         14,039            11,082
--------------------------------------------------------------------------------
 20    2/28/97          12,202           12,949         14,033            11,094
--------------------------------------------------------------------------------
 21    3/31/97          11,988           12,531         13,412            10,982
--------------------------------------------------------------------------------
 22    4/30/97          12,182           12,949         13,997            11,139
--------------------------------------------------------------------------------
 23    5/31/97          12,530           13,588         14,989            11,243
--------------------------------------------------------------------------------
 24    6/30/97          12,826           14,050         15,677            11,377
--------------------------------------------------------------------------------
 25    7/31/97          13,351           14,886         16,883            11,686
--------------------------------------------------------------------------------
 26    8/31/97          13,125           14,477         16,248            11,585
--------------------------------------------------------------------------------
 27    9/30/97          13,413           15,107         17,207            11,755
--------------------------------------------------------------------------------
 28   10/31/97          13,269           14,855         16,634            11,923
--------------------------------------------------------------------------------
 29   11/30/97          13,351           15,196         17,178            11,980
--------------------------------------------------------------------------------
 30   12/31/97          13,540           15,433         17,469            12,102
--------------------------------------------------------------------------------
 31    1/31/98          13,665           15,557         17,591            12,258
--------------------------------------------------------------------------------
 32    2/28/98          14,020           16,289         18,871            12,249
--------------------------------------------------------------------------------
 33    3/31/98          14,294           16,841         19,816            12,297
--------------------------------------------------------------------------------
 34    4/30/98          14,260           17,002         20,051            12,361
--------------------------------------------------------------------------------
 35    5/31/98          14,294           16,765         19,517            12,480
--------------------------------------------------------------------------------
 36    6/30/98          14,338           17,195         20,202            12,582
--------------------------------------------------------------------------------
 37    7/31/98          14,209           16,963         19,759            12,608
--------------------------------------------------------------------------------
 38    8/31/98          13,797           15,337         16,682            12,801
--------------------------------------------------------------------------------
 39    9/30/98          14,280           16,115         17,772            13,103
--------------------------------------------------------------------------------
 40   10/31/98          14,562           16,868         19,094            13,044
--------------------------------------------------------------------------------
 41   11/30/98          14,738           17,591         20,296            13,116
--------------------------------------------------------------------------------
 42   12/31/98          14,835           18,342         21,595            13,157
--------------------------------------------------------------------------------
 43    1/31/99          14,787           18,828         22,389            13,254
--------------------------------------------------------------------------------
 44    2/28/99          14,438           18,269         21,577            12,022
--------------------------------------------------------------------------------
 45    3/31/99          14,581           18,764         22,410            13,096
--------------------------------------------------------------------------------
 46    4/30/99          15,010           19,370         23,484            13,140
--------------------------------------------------------------------------------
 47    5/31/99          14,930           19,032         22,970            13,019
--------------------------------------------------------------------------------
 48    6/30/99          14,931           19,650         24,159            12,975
--------------------------------------------------------------------------------
 49    7/31/99          14,706           19,213         23,385            12,973
--------------------------------------------------------------------------------
 50    8/31/99          14,482           19,092         23,167            12,914
--------------------------------------------------------------------------------
 51    9/30/99          14,162           18,848         22,561            13,069
--------------------------------------------------------------------------------
 52   10/31/99          13,985           19,646         23,996            13,108
--------------------------------------------------------------------------------
 53   11/30/99          13,985           20,073         24,800            13,106
--------------------------------------------------------------------------------
 54   12/31/99          13,726           21,032         26,683            13,046
--------------------------------------------------------------------------------
 55  1/31/2000          13,419           20,444         25,575            13,009
--------------------------------------------------------------------------------
 56  2/29/2000          12,992           20,825         26,148            13,161
--------------------------------------------------------------------------------
 57  3/31/2000          13,584           21,723         27,701            13,332
--------------------------------------------------------------------------------
 58  4/30/2000          14,028           20,965         26,258            13,292
--------------------------------------------------------------------------------
 59  5/31/2000          14,192           20,483         25,341            13,281
--------------------------------------------------------------------------------
 60  6/30/2000          14,100           21,219         26,459            13,558
--------------------------------------------------------------------------------

                   Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

                   =============================================================

                         U.S. Balanced Fund

--------------------------------------------------------------------------------

[LOGO] UBS               Industry Diversification
       Investment Funds
                         As a Percent of Net Assets
                         As of June 30, 2000
                         -------------------------------------------------------
                         U.S. EQUITIES
                         Energy........................................    1.61%
                         Capital Investment
                                 Capital Goods.........................    1.43
                                 Electronic Components.................    1.42
                                 Technology............................    5.20
                                                                         ------
                                                                           8.05

                         Basic Industries
                                 Chemicals.............................    1.50
                                 Housing/Paper.........................    3.34
                                 Metals................................    1.83
                                                                         ------
                                                                           6.67

                         Computers
                                 Software..............................    0.65
                                 Systems...............................    0.40
                                                                         ------
                                                                           1.05

                         Consumer
                                 Autos/Durables........................    1.21
                                 Food/House Products...................    0.23
                                 Health: Drugs.........................    2.99
                                 Health: Non-Drugs.....................    4.47
                                 Leisure/Tourism.......................    0.25
                                 Non-Durables..........................    0.87
                                 Retail/Apparel........................    4.11
                                                                         ------
                                                                          14.13

                         Financial
                                 Banks.................................    2.81
                                 Non-Banks.............................    3.59
                                                                         ------
                                                                           6.40

                         Telecommunications
                                 Equipment.............................    0.07%
                                 Services..............................    2.28
                                                                         ------
                                                                           2.35

                         Transportation................................    3.54
                         Services/Misc.................................    3.73
                         Utilities.....................................    1.53
                                                                         ------
                                         Total U.S. Equities...........   49.06*

                         U.S. BONDS
                         Corporate Bonds
                                 Industrial Components.................    1.86
                                 Health: Drugs.........................    0.53
                                 Telecommunications--Services..........    0.77
                                 Telecommunications--Wireless..........    0.29
                                                                         ------
                                         Total U.S. Corporate Bonds....    3.45

                         International Dollar Bonds....................    1.04
                         Asset-Backed..................................    1.60
                         Corporate Mortgage-Backed Securities..........    0.70
                         U.S. Government Agencies......................    1.77
                         U.S. Gov't. Mortgage-Backed Securities........    8.41
                         U.S. Government Obligations...................   26.35
                                                                         ------
                                         Total U.S. Bonds..............   43.32*

                         SHORT-TERM INVESTMENTS........................    7.05*
                                                                         ------
                                         TOTAL INVESTMENTS.............   99.43

                         CASH AND OTHER ASSETS,
                                 LESS LIABILITIES......................    0.57
                                                                         ------
                         NET ASSETS....................................  100.00%
                                                                         ======
                         -------------------------------------------------------
                         *The Fund held a long position in U.S. Treasury futures on June 30, 2000 which increased U.S. bond exposure from 43.32% to 71.22%. The Fund also held a short position in stock index futures which reduced U.S. Equity exposure from 49.06% to 25.33%. These two adjustments result in a net decrease in the Fund's exposure to Short-Term Investments from 7.05% to 2.88%.


                         Asset Allocation

                         As of June 30, 2000
                                                                         Current
                                                        Benchmark       Strategy
                         -------------------------------------------------------
                         U.S. Equities                     65%             25%
                         U.S. Bonds                        35              75
                         -------------------------------------------------------
                                                          100%            100%

                         Top Ten U.S. Equity Holdings

                         As of June 30, 2000
                                                                      Percent of
                                                                      Net Assets
                         -------------------------------------------------------
                          1. Advanced Micro Devices, Inc.                2.12%
                          2. FedEx Corp.                                 1.60
                          3. Burlington Northern Santa Fe Corp.          1.52
                          4. Allergan, Inc.                              1.51
                          5. Electronic Data Systems Corp.               1.27
                          6. CIGNA Corp.                                 1.06
                          7. Gateway, Inc.                               1.05
                          8. St. Jude Medical, Inc.                      1.04
                          9. Baxter International, Inc.                  1.02
                         10. Alza Corp.                                  1.00
                         ----------------------------------------------------
                         =======================================================
                                                                              39

                 U.S. Balanced Fund -- Schedule of Investments

June 30, 2000

-------------------------------------------------------------------------------

                                                Shares     Value
                                                ------   ----------
U.S. Equities -- 49.06%
Advanced Micro Devices, Inc. (b)..........       3,400   $  262,650
Allergan, Inc.............................       2,500      186,250
Alza Corp. (b)............................       2,100      124,162
American Electric Power Co., Inc..........       2,640       78,210
American General Corp.....................         900       54,900
American Standard Companies, Inc. (b).....       1,700       69,700
AmSouth Bancorp...........................       1,980       31,185
Aon Corp..................................       2,750       85,422
Associates First Capital Corp., Class A...       3,700       82,556
Baxter International, Inc.................       1,800      126,562
Burlington Northern Santa Fe Corp.........       8,200      188,087
Carnival Corp., Class A...................       1,600       31,200
CIGNA Corp................................       1,400      130,900
Circuit City Stores-Circuit City Group....       1,100       36,506
CMS Energy Corp...........................       1,500       33,188
CommScope, Inc. (b).......................         200        8,200
Compaq Computer Corp......................       4,100      104,806
Computer Sciences Corp. (b)...............         200       14,938
Compuware Corp. (b).......................       7,200       74,700
CVS Corp..................................         800       32,000
Dell Computer Corp. (b)...................       1,000       49,312
Eastman Chemical Co.......................         900       42,975
Electronic Data Systems Corp..............       3,800      156,750
Emerson Electric Co.......................       2,000      120,750
Entergy Corp..............................       2,200       59,812
Exxon Mobil Corp..........................       1,000       78,500
Federated Department Stores, Inc. (b).....       1,200       40,500
FedEx Corp. (b)...........................       5,200      197,600
First Data Corp...........................       2,158      107,091
Fleet Boston Financial Corp...............       2,605       88,570
Fort James Corp...........................       2,800       64,750
Gateway, Inc. (b).........................       2,300      130,525
GATX Corp.................................         700       23,800
Genzyme Corp. (b).........................       1,100       65,381
GreenPoint Financial Corp.................       3,100       58,125
Household International, Inc..............       1,700       70,656
Illinois Tool Works, Inc..................       2,100      119,700
IMC Global, Inc...........................       3,500       45,500
Johnson & Johnson Co......................       1,200      122,250
Johnson Controls, Inc.....................       1,100       56,444
Kimberly-Clark Corp.......................       1,400       80,325
Kroger Co. (b)............................       4,400       97,075
Lafarge Corp..............................       1,300       27,300
Lear Corp. (b)............................       2,300       46,000
Lexmark International Group, Inc. (b).....       1,200       80,700
Lincoln National Corp.....................       1,600       57,800
Lyondell Chemical Co......................       2,000       33,500
Martin Marietta Materials, Inc............         936       37,850
Masco Corp................................       5,900      106,569
Mattel, Inc...............................       6,400       84,400
Mead Corp.................................       1,500       37,875
Microsoft Corp. (b).......................       1,000       80,000
Motorola, Inc.............................       1,515       44,030
New York Times Co.........................       1,100       43,450
Newell Rubbermaid, Inc....................       3,300       84,975
Nextel Communications, Inc. (b)...........       1,800      110,137
Norfolk Southern Corp.....................       1,900       28,263
Owens-Illinois, Inc. (b)..................         900       10,519
Peco Energy Co............................       2,400       96,750
Pentair, Inc..............................       1,400       49,700
PepsiCo, Inc..............................       2,000       88,875
PNC Bank Corp.............................       1,300       60,937
Praxair, Inc..............................       1,700       63,644
Raytheon Co., Class B.....................       3,000       57,750
Sara Lee Corp.............................       1,500       28,969
SBC Communications, Inc...................       2,700      116,775
Smurfit-Stone Container Corp. (b).........       1,700       21,888
Southdown, Inc............................       1,116       64,449
St. Jude Medical, Inc. (b)................       2,800      128,450
Tellabs, Inc. (b).........................         800       54,750
Texas Instruments, Inc....................         800       54,950
Tyson Foods, Inc., Class A................       2,100       18,375
Ultramar Diamond Shamrock Corp............       1,690       41,933
Unisys Corp. (b)..........................       1,800       26,213
UnitedHealth Group, Inc...................       1,300      111,475
USG Corp..................................         700       21,263
Viad Corp.................................       1,600       43,600
W.W. Grainger, Inc........................       1,200       36,975
Wal-Mart Stores, Inc......................         900       51,862
Watson Pharmaceutical Co. (b).............       1,100       59,125
Wells Fargo and Co........................       2,800      108,500
Westvaco Corp.............................       1,100       27,294
Xerox Corp................................       1,300       26,975
XL Capital Ltd............................         600       32,475
York International Corp...................       1,200       31,350
                                                         ----------
Total U.S. Equities (Cost $6,145,953).....                6,071,183
                                                         ----------

                                               Face
                                              Amount
                                            ----------
Bonds -- 43.32%
U.S. Corporate Bonds -- 3.45%
Archer Daniels Midland,
  6.950%, due 12/15/97....................  $  250,000      204,464
Lowe's Cos., Inc., 8.250%, due 06/01/10...      25,000       25,545
PanAmSat Corp., 6.000%, due 01/15/03......     100,000       95,080
Rite Aid Corp., 144A,
  6.125%, due 12/15/08....................     140,000       65,100
WorldCom, Inc., 8.250%, due 05/15/10......      35,000       35,824
                                                         ----------
                                                            426,013
                                                         ----------

International Dollar Bonds -- 1.04%
Empresa Nacional de Electricidad S.A.,
  8.125%, due 02/01/97....................     100,000       78,522
United Mexican States,
  9.875%, due 02/01/10....................      50,000       50,500
                                                         ----------
                                                            129,022
                                                         ----------

Asset-Backed Securities-- 1.60%
Peco Energy Transition Trust,
  6.130%, due 03/01/09....................     215,000      198,200
                                                         ----------

================================================================================

                 U.S. Balanced Fund -- Schedule of Investments

June 30, 2000

--------------------------------------------------------------------------------
                                                 Face
                                                Amount         Value
                                             ---------     ------------
Corporate Mortgage-Backed
Securities -- 0.70%
LB Commercial Conduit Mortgage Trust,
  99-C1, Class A1, 6.410%, due 06/15/31....   $ 86,268         $ 83,168
Residential Asset Securitization Trust,
  97-A11, Class A2, 7.000%, due 01/25/28         3,505            3,489
                                                           ------------
                                                                 86,657
                                                           ------------
U.S. Government Mortgage-
  Backed Securities -- 8.41%
Federal Home Loan Mortgage Corp. Gold,
  9.000%, due 07/01/30, TBA................    270,000          278,522
Federal National Mortgage Assoc.,
  97-72, Class EG
  0.000%, due 09/25/22 (b).................    146,578          136,425
Federal National Mortgage Association,
  6.500%, due 06/01/14.....................    213,486          205,860
Federal National Mortgage Association,
  Series G94-8, Class G,
  7.600%, due 06/17/19.....................    205,867          206,388
Government National Mortgage Association,
  7.000%, due 12/15/23.....................    121,338          118,515
  7.500%, due 10/15/29.....................     94,980           94,369
                                                           ------------
                                                              1,040,079
                                                           ------------

U.S. Government Agencies -- 1.77%
Federal National Mortgage Association,
  5.250%, due 01/15/09.....................    250,000          219,387
                                                           ------------
U.S. Government Obligations -- 26.35%
U.S. Treasury Bond,
  8.000%, due 11/15/21.....................    135,000          162,928
  8.750%, due 05/15/17.....................    100,000          125,688
U.S. Treasury Inflation Indexed Note,
  3.875%, due 04/15/29.....................  2,540,000        2,637,667
U.S. Treasury Note,
  5.625%, due 05/15/08.....................     75,000           72,328
  7.500%, due 02/15/05.....................    250,000          262,187
                                                           ------------
                                                              3,260,798
                                                           ------------
Total U.S. Bonds (Cost $5,383,527).........                   5,360,156
                                                           ------------

                                              Shares            Value
                                           -----------       ----------
Short-Term Investments -- 7.05%
Investment Companies -- 5.04%
Brinson Supplementary Trust
  U.S. Cash Management Prime Fund..........    623,691        $ 623,691
                                                             ----------
                                                Face
                                               Amount
                                            ------------
U.S. Government Obligations -- 2.01%
U.S. Treasury Bill, due 08/17/00...........  $ 250,000          248,244
                                                           ------------
Total Short-Term Investments
  Cost $871,855)...........................                     871,935
                                                           ------------
Total Investments
  (Cost $12,401,335) -- 99.43% (a).........                  12,303,274
Cash and other assets,
  less liabilities -- 0.57%................                      71,107
                                                           ------------
Net Assets -- 100%.........................                $ 12,374,381
                                                           ============


     See accompanying notes to schedule of investments.

================================================================================

                 U.S. Balanced Fund -- Schedule of Investments

June 30, 2000

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $12,665,011; and net unrealized depreciation consisted of:

               Gross unrealized appreciation.....................    $  773,580
               Gross unrealized depreciation.....................    (1,135,317)
                                                                     ----------
                    Net unrealized depreciation..................    $ (361,737)
                                                                     ==========


(b) Non-income producing security

TBA:    Security is subject to delayed delivery.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2000, the value of these securities amounted to $65,100 or 0.53% of net assets.

FUTURES CONTRACTS

The U.S. Balanced Fund had the following open futures contracts as of June 30, 2000:

                                                                       Expiration             Cost/       Current       Unrealized
                                                                           Date             Proceeds       Value          Gain
                                                                       --------------     -----------    -----------     ---------
     U.S. Interest Rate Futures Buy Contracts

     5 Year U.S. Treasury Notes, 23 contracts....................      September 2000     $ 2,225,950    $ 2,277,359      $ 51,409
     10 Year U.S. Treasury Notes, 8 contracts....................      September 2000         678,713        689,390        10,677
     30 Year U.S. Treasury Bonds, 5 contracts....................      September 2000         482,441        486,719         4,278

     Index Futures Sale Contracts

     Standard & Poor's 500, 8 contracts..........................      September 2000       2,994,544      2,936,200        58,344
                                                                                                                         ---------
        Total....................................................                                                        $ 124,708
                                                                                                                         =========

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at June 30, 2000 was $248,244.


================================================================================
42                 See accompanying notes to financial statements.

                         U.S. Equity Fund

--------------------------------------------------------------------------------

[LOGO] UBS               Since its inception on July 31, 1995, the UBS
       Investment Funds  Investment Fund - U.S. Equity has provided an annualized return of 13.76%, compared to the 21.88% return of its benchmark, the Wilshire 5000 Equity
                         Index. The annualized volatility of the Fund has been 16.23% since its inception, only slightly above the 15.47% volatility for the benchmark. For the first six months of 2000, the Fund's total return of -4.78% trailed the -0.84% return for its benchmark. However, as a more realistic view of some of the risks inherent in the equity markets took root in the second quarter of 2000, the Fund outperformed the benchmark. For the second quarter, the Fund returned 1.27% compared to the benchmark return of -4.49%.

                         The momentum that had been driving prices higher in the technology, media and telecommunications (TMT) sectors subsided in the second quarter. Many so-called "old economy" stocks saw favorable attention from investors, as they began to look for more reasonable stock valuations. Investors have begun to question whether TMT companies can grow and increase earnings fast enough and for long enough to justify their high valuations. Past experience is not encouraging. Studies show that in the past, only 3% of the companies in the S&P 500 Index have sustained growth of 20% for 10 years, and only one (Microsoft) has sustained 20% growth for 15 years. While we are skeptical of inflated investment expectations, we understand and appreciate the role of new and emerging technology in business.

                         Our analysis is focused on investing in companies with solid fundamentals as well as promising uses for new technologies. Specifically, we see opportunities in some "old economy" sectors such as basic materials, transportation and healthcare where some undervalued companies are leveraging their skills, assets and competitive positions to take advantage of technology and the Internet. These sectors represent the largest overweights in the Fund, and are offset by significant underweight positions to software, hardware and telecommunications sectors.

================================================================================

                         U.S. Equity Fund

--------------------------------------------------------------------------------
[LOGO] UBS               Total Return
       Investment Funds

                                                              6 months   1 year    3 years   Inception*
                                                                ended     ended     ended       to
                                                               6/30/00   6/30/00   6/30/00    6/30/00
                         ------------------------------------------------------------------------------
                         UBS Investment Fund - U.S.Equity      -4.78%    -17.47%     4.54%     13.76%
                         ------------------------------------------------------------------------------
                         Wilshire 5000 Equity Index            -0.84       9.52     19.06      21.88
                         ------------------------------------------------------------------------------

                         * Inception date of the UBS Investment Fund- U.S.Equity is 7/31/95.
                         Total return includes reinvestment of all capital gain and income distributions.
                         All total returns in excess of 1 year are average annualized returns.

                         Illustration of an Assumed Investment of $10,000

                         This chart shows the growth in the value of an investment in the UBS Investment Fund - U.S. Equity and the Wilshire 5000 Equity Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through June 30, 2000. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

                         UBS Investment Fund - U.S. Equity
                         vs. Wilshire 5000 Equity Index
                         Wealth Value with Dividends Reinvested

                                    [GRAPH]

                                      Label                 A                       B
                         -------------------------------------------------------------------
                         Label                      Brinson U.S. Equity        Wilshire 5000
                         -------------------------------------------------------------------
                             1        7/31/95             10,000                 10,000
                             2        8/31/95             10,184                 10,098
                             3        9/30/95             10,570                 10,483
                             4       10/31/95             10,528                 10,377
                             5       11/30/95             11,122                 10,817
                             6       12/31/95             11,335                 10,994
                             7        1/31/96             11,790                 11,288
                             8        2/28/96             10,971                 11,486
                             9        3/31/96             12,194                 11,612
                            10        4/30/96             12,418                 11,898
                            11        5/31/96             12,615                 12,224
                            12        6/30/96             12,570                 12,123
                            13        7/31/96             11,958                 11,469
                            14        8/31/96             12,415                 11,836
                            15        9/30/96             12,966                 12,466
                            16       10/31/96             13,242                 12,640
                            17       11/30/96             14,156                 13,478
                            18       12/31/96             14,157                 13,326
                            19        1/31/97             14,663                 14,039
                            20        2/28/97             14,757                 14,033
                            21        3/31/97             14,260                 13,412
                            22        4/30/97             14,691                 13,997
                            23        5/31/97             15,759                 14,989
                            24        6/30/97             16,499                 15,677
                            25        7/31/97             17,756                 16,883
                            26        8/31/97             17,053                 16,248
                            27        9/30/97             17,812                 17,207
                            28       10/31/97             16,865                 16,634
                            29       11/31/97             17,193                 17,178
                            30       12/31/97             17,587                 17,496
                            31        1/31/98             17,697                 17,591
                            32        2/28/98             19,232                 18,871
                            33        3/31/98             20,326                 19,816
                            34        4/30/98             20,115                 20,051
                            35        5/31/98             19,814                 19,517
                            36        6/30/98             19,931                 10,202
                            37        7/31/98             19,418                 19,759
                            38        8/31/98             16,644                 16,682
                            39        9/30/98             17,840                 17,772
                            40       10/31/98             19,187                 19,094
                            41       11/30/98             19,991                 20,296
                            42       12/31/98             20,737                 21,595
                            43        1/31/99             20,587                 22,389
                            44        2/28/99             19,831                 21,577
                            45        3/31/99             20,470                 22,410
                            46        4/30/99             22,303                 23,484
                            47        5/31/99             22,005                 22,970
                            48        6/30/99             22,847                 24,159
                            49        7/31/99             21,875                 23,385
                            50        8/31/99             21,106                 23,167
                            51        9/30/99             19,557                 22,561
                            52       10/31/99             19,568                 23,996
                            53       11/30/99             19,675                 24,800
                            54       12/31/99             19,790                 26,683
                            55      1/31/2000             18,465                 25,575
                            56      2/29/2000             16,940                 26,148
                            57      3/13/2000             18,618                 27,701
                            58      4/30/2000             19,351                 26,258
                            59      5/31/2000             19,505                 25,341
                            60      6/30/2000             18,852                 26,459

                         Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================
44

                               U.S. Equity Fund

--------------------------------------------------------------------------------

[LOGO]  UBS
        Investment Funds      Industry Diversification

                              As a Percent of Net Assets
                              As of June 30, 2000
                              ------------------------------------------------
                              U.S. EQUITIES
                              Energy...............................     3.27%
                              Capital Investment
                                Capital Goods......................     2.43
                                Electronic Components..............     7.70
                                Technology.........................     1.81
                                                                      ------
                                                                       11.94
                              Basic Industries
                                Chemicals..........................     3.06
                                Housing/Paper......................     6.81
                                Metals.............................     3.73
                                                                      ------
                                                                       13.60
                              Computers
                                Software...........................     2.50
                                Systems............................     4.65
                                                                      ------
                                                                        7.15
                              Consumer
                                Autos/Durables.....................     2.25
                                Food/House Products................     0.48
                                Health: Drugs......................     6.10
                                Health: Non-Drugs..................     8.89
                                Leisure/Tourism....................     0.50
                                Non-Durables.......................     1.97%
                                Retail/Apparel.....................     7.01
                                                                      ------
                                                                       27.20

                              Financial
                                Banks..............................     5.73
                                Non-Banks..........................     7.28
                                                                      ------
                                                                       13.01
                              Telecommunications
                                Equipment..........................     0.16
                                Services...........................     5.34
                                                                      ------
                                                                        5.50

                              Transportation.......................     7.15
                              Services/Misc........................     7.59
                              Utilities............................     3.14
                                                                      ------
                                   Total U.S. Equities.............    99.55*

                              SHORT-TERM INVESTMENTS...............     0.98*
                                                                      ------
                                   TOTAL INVESTMENTS...............   100.53
                              LIABILITIES, LESS CASH
                                AND OTHER ASSETS...................    (0.53)
                                                                      ------
                              NET ASSETS...........................   100.00%
                                                                      ======
                              ------------------------------------------------

                              *The Fund held a long position in stock index futures which increased U.S. Equity exposure from 99.55% to 100.53%. This adjustment results in a net decrease in the Fund's exposure to Short-Term Investments from 0.98% to 0.00%.


                              Top Ten U.S. Equity Holdings
                              As of June 30, 2000
                                                                     Percent of
                                                                     Net Assets
                              --------------------------------------------------
                               1. Advanced Micro Devices, Inc.          4.26%
                               2. FedEx Corp.                           3.22
                               3. Burlington Northern Santa Fe Corp.    3.06
                               4. Allergan, Inc.                        3.01
                               5. Electronic Data Systems Corp.         2.54
                               6. Gateway, Inc.                         2.14
                               7. CIGNA Corp.                           2.08
                               8. Alza Corp.                            2.08
                               9. St. Jude Medical, Inc.                2.08
                              10. Baxter International, Inc.            2.05
                              --------------------------------------------------

================================================================================

                  U.S. Equity Fund -- Schedule of Investments

June 30, 2000

------------------------------------------------------------------------

                                                Shares        Value
                                                -------     ------------
U.S. Equities -- 99.55%
Advanced Micro Devices, Inc. (b)............    103,500     $  7,995,375
Allergan, Inc...............................     75,800        5,647,100
Alza Corp. (b)..............................     66,000        3,902,250
American Electric Power Co., Inc............     81,580        2,416,807
American General Corp.......................     27,700        1,689,700
American Standard Companies, Inc. (b).......     51,500        2,111,500
AmSouth Bancorp.............................     60,109          946,717
Aon Corp....................................     84,450        2,623,228
Associates First Capital Corp., Class A.....    115,000        2,565,937
Baxter International, Inc...................     54,800        3,853,125
Burlington Northern Santa Fe Corp...........    250,400        5,743,550
Cardinal Health, Inc........................        600           44,400
Carnival Corp., Class A.....................     48,400          943,800
CIGNA Corp..................................     41,750        3,903,625
Circuit City Stores-Circuit City Group......     32,400        1,075,275
CMS Energy Corp.............................     46,250        1,023,281
CommScope, Inc. (b).........................      7,300          299,300
Compaq Computer Corp........................    126,900        3,243,881
Computer Sciences Corp. (b).................      6,100          455,594
Compuware Corp. (b).........................    220,700        2,289,762
CVS Corp....................................     25,400        1,016,000
Delhaize America, Inc.......................          1               18
Dell Computer Corp. (b).....................     29,500        1,454,719
Eastman Chemical Co.........................     27,550        1,315,513
Electronic Data Systems Corp................    115,500        4,764,375
Emerson Electric Co.........................     62,400        3,767,400
Entergy Corp................................     68,000        1,848,750
Exxon Mobil Corp............................     31,000        2,433,500
Federated Department Stores, Inc. (b).......     37,400        1,262,250
FedEx Corp. (b).............................    158,900        6,038,200
First Data Corp.............................     67,130        3,331,326
Fleet Boston Financial Corp.................     79,555        2,704,870
Fort James Corp.............................     86,700        2,004,937
Gateway, Inc. (b)...........................     70,800        4,017,900
GATX Corp...................................     20,100          683,400
Genzyme Corp. (b)...........................     33,050        1,964,409
GreenPoint Financial Corp...................     96,100        1,801,875
Household International, Inc................     51,900        2,157,094
Illinois Tool Works, Inc....................     65,600        3,739,200
IMC Global, Inc.............................    106,600        1,385,800
Johnson & Johnson Co........................     35,400        3,606,375
Johnson Controls, Inc.......................     32,300        1,657,394
Kimberly-Clark Corp.........................     41,550        2,383,931
Kroger Co. (b)..............................    134,100        2,958,581
Lafarge Corp................................     40,000          840,000
Lear Corp. (b)..............................     71,850        1,437,000
Lexmark International Group, Inc. (b).......     38,400        2,582,400
Lincoln National Corp.......................     50,500        1,824,312
Lyondell Chemical Co........................     62,250        1,042,688
Martin Marietta Materials, Inc..............     29,907        1,209,364
Masco Corp..................................    180,400        3,258,475
Mattel, Inc.................................    195,500        2,578,156
Mead Corp...................................     47,000        1,186,750
Microsoft Corp. (b).........................     30,100        2,408,000
Motorola, Inc...............................     43,423        1,261,981
New York Times Co...........................     34,900        1,378,550
Newell Rubbermaid, Inc......................    101,800        2,621,350
Nextel Communications, Inc. (b).............     55,600        3,402,025
Norfolk Southern Corp.......................     63,600          946,050
Owens-Illinois, Inc. (b)....................     27,100          316,731
Peco Energy Co..............................     74,800        3,015,375
Pentair, Inc................................     43,800        1,554,900
PepsiCo, Inc................................     62,800        2,790,675
PNC Bank Corp...............................     40,700        1,907,812
Praxair, Inc................................     53,300        1,995,419
Raytheon Co., Class B.......................     93,250        1,795,062
Sara Lee Corp...............................     46,800          903,825
SBC Communications, Inc.....................     82,600        3,572,450
Smurfit-Stone Container Corp. (b)...........     53,300          686,238
Southdown, Inc..............................     34,540        1,994,685
St. Jude Medical, Inc. (b)..................     85,000        3,899,375
Tellabs, Inc. (b)...........................     26,000        1,779,375
Texas Instruments, Inc......................     24,600        1,689,712
Tyson Foods, Inc., Class A..................     67,250          588,438
Ultramar Diamond Shamrock Corp..............     51,618        1,280,772
Unisys Corp. (b)............................     55,400          806,763
UnitedHealth Group, Inc.....................     38,500        3,301,375
USG Corp....................................     22,900          695,588
Viad Corp...................................     49,150        1,339,338
W.W. Grainger, Inc..........................     36,400        1,121,575
Wal-Mart Stores, Inc........................     28,400        1,636,550
Watson Pharmaceutical Co. (b)...............     35,200        1,892,000
Wells Fargo and Co..........................     87,300        3,382,875
Westvaco Corp...............................     34,800          863,475
Xerox Corp..................................     39,400          817,550
XL Capital Ltd..............................     19,500        1,055,438
York International Corp.....................     37,600          982,300
                                                            ------------
Total U.S. Equities (Cost $163,993,543).....                 186,714,796
                                                            ------------

Short-Term Investments -- 0.98%
Investment Companies -- 0.45%
Brinson Supplementary Trust U.S.
 Cash Management Prime Fund.................    849,414          849,414
                                                            ------------
                                                 Face
                                                Amount
                                                ------

U.S. Government Obligations -- 0.53%
U.S. Treasury Bill, due 08/17/00............ $1,000,000          992,975
                                                            ------------
Total Short-Term Investments
 (Cost $1,841,972)..........................                   1,842,389
                                                            ------------
Total Investments
 (Cost $165,835,515) -- 100.53% (a).........                 188,557,185
Liabilities, less cash and
 other assets -- (0.53%)....................                    (993,088)
                                                            ------------
Net Assets -- 100%...........................               $187,564,097
                                                            ============

              See accompanying notes to schedule of investments.

================================================================================
46

                  U.S. Equity Fund-- Schedule of Investments


June 30, 2000
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $173,799,988; and net unrealized appreciation consisted of:

          Gross unrealized appreciation...................       $ 41,336,875
          Gross unrealized depreciation...................        (26,579,678)
                                                                 ------------
               Net unrealized appreciation................       $ 14,757,197
                                                                 ============

(b) Non-income producing security

FUTURES CONTRACTS

The U.S. Equity Fund had the following open futures contracts as of June 30, 2000:

                                                         Expiration                 Current    Unrealized
                                                            Date          Cost       Value        Loss
                                                         ----------       ----       -----        ----
               Index Futures Buy Contracts
               Standard & Poor's 500, 5 contracts....  September 2000  $1,839,547  $1,835,125   $(4,422)
                                                                                                ========

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at June 30, 2000 was $992,975.


================================================================================
                See accompanying notes to financial statements.

                         U.S. Large Cap Equity Fund

--------------------------------------------------------------------------------

[LOGO] UBS               Since its performance inception on April 30, 1998, the
       Investment Funds  UBS Investment Fund -U.S. Large Cap Equity has provided an annualized return of -6.70% compared to the 14.72% return of its benchmark, the S&P 500 Equity Index.
                         Results for the calendar year-to-date period continued to be disappointing, with the Fund returning -7.80% versus the benchmark return of -0.42%. While these results are well below our expectations, we feel the Fund is very well positioned to take advantage of the current market environment--which sees investors focusing more on the so-called "old economy" companies.
                         In the second quarter alone, the Fund made up 443 basis points of performance versus the benchmark, returning
                         1.77% versus the benchmark return of -2.66%. We see signs that this favorable short-term performance will continue into the future.

                         The momentum that had been driving prices higher in the technology, media and telecommunications (TMT) sectors subsided in the second quarter. Many so-called "old economy" stocks saw favorable attention from investors, as they began to look for more reasonable stock valuations. Investors have begun to question whether TMT companies can grow and increase earnings fast enough and for long enough to justify their high valuations. Past experience is not encouraging. Studies show that in the past, only 3% of the companies in the S&P 500 Index have sustained growth of 20% for 10 years, and only one (Microsoft) has sustained 20% growth for 15 years. While we are skeptical of inflated investment expectations, we understand and appreciate the role of new and emerging technology in business.

                         Our analysis is focused on investing in companies with solid fundamentals as well as promising uses for new technologies. Specifically, we see opportunities in some "old economy" sectors such as basic materials, transportation and healthcare where some undervalued companies are leveraging their skills, assets and competitive positions to take advantage of technology and the Internet. These sectors represent the largest overweights in the Fund, and are offset by significant underweight positions to software, hardware and telecommunications sectors.

                         =======================================================
48

                         U.S. Large Cap Equity Fund

--------------------------------------------------------------------------------

[LOGO] UBS               Total Return
       Investment Funds


                                                                          6 months    1 year   Inception*
                                                                           ended      ended       to
                                                                          6/30/00    6/30/00    6/30/00
                         --------------------------------------------------------------------------------
                         UBS Investment Fund - U.S. Large Cap Equity      -7.80%     -24.20%    -6.70%
                         --------------------------------------------------------------------------------
                         S&P 500 Equity Index                             -0.42        7.25     14.72
                         --------------------------------------------------------------------------------

                         * Performance inception date of the UBS Investment Fund - U.S. Large Cap Equity is 4/30/98.

                         Total return includes reinvestment of all capital gain and income distributions.

                         All total returns in excess of 1 year are average annualized returns.

                         Illustration of an Assumed Investment of $10,000

                         This chart shows the growth in the value of an investment in the UBS Investment Fund - U.S. Large Cap Equity and the S&P 500 Equity Index if you had invested $10,000 on April 30, 1998, and had reinvested all your income dividends and capital gain distributions through June 30, 2000. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

                         UBS Investment Fund - U.S. Large Cap Equity vs. S&P 500 Equity Index
                         Wealth Value with Dividends Reinvested

                                             [GRAPH]

                                        Brinson U.S.          S&P 500
                                        Large Cap Equity     Equity Index
                                        ----------------     ------------

                           4/30/98             10,000              10,000
                           5/31/98              9,827               9,828
                           6/30/98              9,968              10,227
                           7/31/98              9,774              10,118
                           8/31/98              8,481               8,655
                           9/30/98              9,133               9,210
                          10/31/98              9,795               9,959
                          11/30/98             10,212              10,563
                          12/31/98             10,529              11,171
                           1/31/99             10,601              11,638
                           2/28/99             10,263              11,277
                           3/31/99             10,509              11,728
                           4/30/99             11,400              12,182
                           5/31/99             11,062              11,894
                           6/30/99             11,349              12,555
                           7/31/99             10,836              12,163
                           8/31/99             10,518              12,102
                           9/30/99              9,596              11,771
                          10/31/99              9,565              12,516
                          11/30/99              9,473              12,770
                          12/31/99              9,331              13,522
                         1/31/2000              8,638              12,843
                         2/29/2000              7,806              12,600
                         3/31/2000              8,453              13,832
                         4/30/2000              8,765              13,416
                         5/31/2000              8,915              13,141
                         6/30/2000              8,603              13,465

                         Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

                         =======================================================

                          U.S. Large Cap Equity Fund


--------------------------------------------------------------------------------

[LOGO] UBS                  Industry Diversification
       Investment Funds

                            As a Percent of Net Assets
                            As of June 30, 2000
                            ----------------------------------------------------
                            U.S. EQUITIES
                            Energy....................................   3.93%

                            Capital Investment
                              Capital Goods...........................   4.49
                              Electric Components.....................   4.41
                              Technology..............................   2.76
                                                                       ------
                                                                        11.66

                            Basic Industries
                              Chemicals...............................   1.62
                              Housing/Paper...........................   1.26
                              Metals..................................   2.64
                                                                       ------
                                                                         5.52
                            Computers
                              Software................................   3.81
                              Systems.................................   7.04
                                                                       ------
                                                                        10.85

                            Consumer
                              Food/House Products.....................   0.62
                              Health: Drugs...........................   1.22
                              Health: Non-Drugs.......................   8.94
                              Leisure/Tourism.........................   0.75%
                              Non-Durables............................   2.26
                              Retail/Apparel..........................   8.75
                                                                       ------
                                                                        22.54

                            Financial
                              Banks...................................   6.49
                              Non-Banks...............................   8.73
                                                                       ------
                                                                        15.22

                            Telecommunications........................   4.06
                            Transportation............................   8.12
                            Utilities.................................   1.50
                            Services/Miscellaneous....................   8.64
                                                                       ------
                                       Total U.S. Equities............  92.04*

                            SHORT-TERM INVESTMENTS....................   7.62*
                                                                       ------
                                   TOTAL INVESTMENTS..................  99.66
                            CASH AND OTHER ASSETS,
                              LESS LIABILITIES........................   0.34
                                                                       ------
                            NET ASSETS................................ 100.00%
                                                                       ======
                            ----------------------------------------------------
                            * The Fund held a long position in stock index futures which increased U.S. Equity exposure from 92.04% to 98.94%. This adjustment results in a net decrease in the Fund's exposure to Short-Term Investments from 7.62% to 0.72%.


                            Top 10 U.S. Equity Holdings

                            As of June 30, 2000

                                                                 Percent of
                                                                 Net Assets
                            ------------------------------------------------
                             1. Electronic Data Systems Corp.       3.85%
                             2. FedEx Corp.                         3.74
                             3. Burlington Northern Santa Fe Corp.  3.58
                             4. Gateway, Inc.                       3.24
                             5. CIGNA Corp.                         3.17
                             6. Baxter International, Inc.          3.13
                             7. Johnson & Johnson Co.               3.13
                             8. Illinois Tool Works, Inc.           3.04
                             9. Emerson Electric Co.                3.03
                            10. Wells Fargo and Co.                 2.75
                            ------------------------------------------------


                            ===================================================
50

             U.S. Large Cap Equity Fund -- Schedule of Investments

June 30, 2000

--------------------------------------------------------------------------------

                                                                     Shares        Value
                                                                    --------     --------
U.S. Equities -- 92.04%
American Electric Power Co., Inc.................................    10,560   $   312,840
American General Corp............................................     3,600       219,600
Aon Corp.........................................................    10,850       337,028
Associates First Capital Corp., Class A..........................    14,800       330,225
Baxter International, Inc........................................     7,100       499,219
Burlington Northern Santa Fe Corp................................    24,900       571,144
Cardinal Health, Inc.............................................       100         7,400
Carnival Corp., Class A..........................................     6,100       118,950
CIGNA Corp.......................................................     5,400       504,900
Compaq Computer Corp.............................................    16,400       419,225
Computer Sciences Corp. (b)......................................       800        59,750
Compuware Corp. (b)..............................................    28,500       295,687
CVS Corp.........................................................     3,300       132,000
Dell Computer Corp. (b)..........................................     3,800       187,388
Electronic Data Systems Corp.....................................    14,900       614,625
Eli Lilly and Co.................................................       300        29,963
Emerson Electric Co..............................................     8,000       483,000
Entergy Corp.....................................................     8,800       239,250
Exxon Mobil Corp.................................................     4,000       314,000
FedEx Corp. (b)..................................................    15,700       596,600
First Data Corp..................................................     8,600       426,775
Fleet Boston Financial Corp......................................    10,285       349,690
Gateway, Inc. (b)................................................     9,100       516,425
Household International, Inc.....................................     6,700       278,469
Illinois Tool Works, Inc.........................................     8,500       484,500
Johnson & Johnson Co.............................................     4,900       499,187
Kimberly-Clark Corp..............................................     3,500       200,813
Kroger Co. (b)...................................................    17,300       381,681
Lexmark International Group, Inc. (b)............................     5,000       336,250
Masco Corp.......................................................    23,300       420,856
Mattel, Inc......................................................    25,200       332,325
Microsoft Corp. (b)..............................................     3,900       312,000
Newell Rubbermaid, Inc...........................................    13,100       337,325
Norfolk Southern Corp............................................     8,600       127,925
PepsiCo, Inc.....................................................     8,100       359,944
PNC Bank Corp....................................................     5,300       248,437
Praxair, Inc.....................................................     6,900       258,319
Raytheon Co., Class B............................................    12,000       231,000
Sara Lee Corp....................................................     5,100        98,494
SBC Communications, Inc..........................................     9,600       415,200
Schering Plough Corp.............................................     3,100       156,550
Tellabs, Inc. (b)................................................     3,400       232,687
Texas Instruments, Inc...........................................     3,200       219,800
UnitedHealth Group, Inc..........................................     5,000       428,750
Wal-Mart Stores, Inc.............................................     3,700       213,212
Wells Fargo and Co...............................................    11,300       437,875
Xerox Corp.......................................................     5,000       103,750
                                                                              -----------
Total U.S. Equities (Cost $15,674,981)...........................              14,681,033
                                                                              -----------

Short Term Investments -- 7.62%
Investment Companies -- 7.62%
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund
  (Cost $1,215,982).............................................. 1,215,982     1,215,982
                                                                              -----------
Total Investments
  (Cost $16,890,963) -- 99.66% (a)...............................              15,897,015

Cash and other assets,
  less liabilities -- 0.34%......................................                  53,820
                                                                              -----------
Net Assets -- 100%...............................................             $15,950,835
                                                                              ===========

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $18,155,680; and net unrealized depreciation consisted of:

             Gross unrealized appreciation......................... $   728,386
             Gross unrealized depreciation.........................  (2,987,051)
                                                                    -----------
                     Net unrealized depreciation................... $(2,258,665)
                                                                    ===========

(b) Non-income producing security

FUTURES CONTRACTS
The U.S. Large Cap Equity Fund had the following open futures contracts as of June 30, 2000:

                                                                  Expiration                      Current      Unrealized
                                                                     Date             Cost         Value          Loss
                                                                 ------------        ------     ----------    ------------
              Index Futures Buy Contracts
              Standard & Poor's 500, 3 contracts............... September 2000     $1,108,971   $1,101,075      $(7,896)
                                                                                                                =======

The segregated cash pledged to cover margin requirements for the open futures positions at June 30, 2000 was $56,250.


================================================================================
                See accompanying notes to financial statements.               51

                         U.S. Large Cap Growth Fund

-------------------------------------------------------------------------------

[LOGO] UBS               Since its inception on December 31, 1998, the UBS
       Investment Funds  Investment Fund - U.S. Large Cap Growth has returned
                         23.03%, compared to a return of 24.43% for the Russell
                         1000 Growth Index. On a calendar year to date basis, the Fund has returned 3.64% versus the 4.23% return of the benchmark. The Fund outperformed the benchmark by a small margin in the first quarter, but lagged the benchmark somewhat in the second quarter. Performance in the first quarter was strong, mainly due to strong stock selection decisions. Stock selection in the second quarter was weaker, and offset the earlier gains.

                         During the second quarter, we decided to add to our holdings in the technology sector, which has seen a significant correction from its highs in mid March. In spite of this, we continue to be underweight the sector with a 41.4% holding versus the Russell 1000 Growth Index, for which technology exposure now constitutes about 47.8%. Along with the technology underweight, the Fund also holds underweight positions in consumer staples and capital goods, which are offset by overweight positions in the energy, financial and healthcare sectors.

                         =======================================================
52

                         U.S. Large Cap Growth Fund

-------------------------------------------------------------------------------

[LOGO] UBS               Total Return
       Investment Funds

                                                                          6 months     1 year     Inception*
                                                                            ended       ended        to
                                                                           6/30/00     6/30/00     6/30/00
                         -----------------------------------------------------------------------------------
                         UBS Investment Fund - U.S. Large Cap Growth         3.64%      16.62%      23.03%
                         -----------------------------------------------------------------------------------
                         S&P 500 Equity Index                               -0.42        7.25       13.26
                         -----------------------------------------------------------------------------------
                         Russell 1000 Growth Index**                         4.23       25.67       24.43
                         -----------------------------------------------------------------------------------

                          * Inception date of the UBS Investment Fund - U.S.
                            Large Cap Growth is 12/31/98.
                         ** The Advisor has chosen to change the Fund's
                            benchmark index from the S&P 500 Equity Index to the Russell 1000 Growth Index due to the Advisor's determination that the Russell 1000 Growth Index more closely reflects the Fund's investment strategies.
                         Total return includes reinvestment of all capital gain and income distributions.
                         All total returns in excess of 1 year are average annualized returns.

                         Illustration of an Assumed Investment of $10,000

                         This chart shows the growth in the value of an investment in the UBS Investment Fund - U.S. Large Cap Growth, the S&P 500 Equity Index and the Russell 1000 Growth Index if you had invested $10,000 on December 31, 1998, and had reinvested all your income dividends and capital gain distributions through June 30, 2000. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

                         UBS Investment Fund - U.S. Large Cap Growth vs. S&P 500 Equity Index and Russell 1000 Growth Index Wealth Value with Dividends Reinvested

                         [LINE GRAPH APPEARS HERE]

---------------------------------------------------------------------------------------
           Label                A                         B                  C
---------------------------------------------------------------------------------------
Label                  Brinson U.S Large Capita   S&P 500 Equity Index   Russell 1000 G
---------------------------------------------------------------------------------------
  1       12/31/98                        10000                 10,000           10,000
---------------------------------------------------------------------------------------
  2        1/31/99                        10617                 10,418           10,587
---------------------------------------------------------------------------------------
  3        2/28/99                        10152                 10,094           10,104
---------------------------------------------------------------------------------------
  4        3/31/99                        10633                 10,498           10,636
---------------------------------------------------------------------------------------
  5        4/30/99                        11030                 10,905           10,649
---------------------------------------------------------------------------------------
  6        5/31/99                        10887                 10,647           10,322
---------------------------------------------------------------------------------------
  7        6/30/99                        11698                 11,238           11,045
---------------------------------------------------------------------------------------
  8        7/31/99                       11,208                 10,887           10,694
---------------------------------------------------------------------------------------
  9        8/31/99                       11,191                 10,834           10,869
---------------------------------------------------------------------------------------
 10        9/30/99                       10,811                 10,537           10,640
---------------------------------------------------------------------------------------
 11       10/31/99                       11,394                 11,203           11,444
---------------------------------------------------------------------------------------
 12       11/30/99                       11,968                 11,431           12,061
---------------------------------------------------------------------------------------
 13       12/31/99                       13,163                 12,104           13,316
---------------------------------------------------------------------------------------
 14      1/31/2000                       12,638                 11,496           12,691
---------------------------------------------------------------------------------------
 15      2/29/2000                       13,217                 11,279           13,316
---------------------------------------------------------------------------------------
 16      3/31/2000                       14,076                 12,382           14,265
---------------------------------------------------------------------------------------
 17      4/30/2000                       13,678                 12,010           13,586
---------------------------------------------------------------------------------------
 18      5/31/2000                       13,136                 11,763           12,902
---------------------------------------------------------------------------------------
 19      6/30/2000                       13,647                 12,053           13,880
---------------------------------------------------------------------------------------

                         Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

                         ======================================================

                           U.S. Large Cap Growth Fund

--------------------------------------------------------------------------------

[LOGO] UBS                 Industry Diversification
       Investment Funds
                           As a Percent of Net Assets
                           As of June 30, 2000
                           -----------------------------------------------------
                           U.S. EQUITIES
                           Energy....................................     3.00%
                           Capital Investment
                             Electric Components.....................    15.94
                             Technology..............................     1.47
                                                                       -------
                                                                         17.41

                           Basic Industries
                             Housing/Paper...........................     0.94

                           Computers
                             Software................................     7.09
                             Systems.................................    12.11
                                                                       -------
                                                                         19.20

                           Consumer
                             Autos/Durables..........................     1.41
                             Health: Drugs...........................    10.12


                           Health: Non-Drugs.........................     6.78%
                           Non-Durables..............................     2.37
                           Retail/Apparel............................     8.45
                                                                        ------
                                                                         29.13

                           Financial
                             Non-Banks...............................     3.92

                           Telecommunications........................     9.21
                           Services/Misc.............................     5.79
                                                                        ------
                                 Total U.S. Equities.................    88.60*

                           SHORT-TERM INVESTMENTS....................     7.80*
                                                                        ------
                                 TOTAL INVESTMENTS...................    96.40
                           CASH AND OTHER ASSETS,
                              LESS LIABILIITIES.......................    3.60
                                                                        ------
                           NET ASSETS.................................  100.00%
                                                                        ======
                           -----------------------------------------------------

                           *The Fund held a long position in stock index futures which increased U.S. Equity exposure from 88.60% to 97.02%. This adjustment results in a net decrease in the Fund's exposure to Short-Term Investments from 7.80% to -0.62%.

                           Top 10 U.S. Equity Holdings

                           As of June 30, 2000
                                             Percent of
                                             Net Assets
                           ----------------------------
                           1. Cisco Systems, Inc.            4.47%
                           2. Intel Corp.                    4.09
                           3. Pfizer, Inc.                   3.75
                           4. Microsoft Corp.                3.24
                           5. General Electric Co.           3.16
                           6. Oracle Corp.                   3.09
                           7. Sun Microsystems, Inc.         2.99
                           8. Texas Instruments, Inc.        2.94
                           9. Micron Technology, Inc.        2.70
                          10. Johnson & Johnson Co.          2.57
                          ---------------------------------------


          =====================================================================
54

             U.S. Large Cap Growth Fund -- Schedule of Investments

June 30, 2000

--------------------------------------------------------------------------------

                                                  Shares       Value
                                                 -------      -------
U.S. Equities-- 88.60%
AFLAC, Inc..................................      3,500   $   160,781
Agilent Technologies, Inc. (b)..............        900        66,375
Alltel Corp.................................      1,700       105,294
America On-Line, Inc. (b)...................      4,300       226,825
American Express Co.........................      2,200       114,675
American International Group, Inc...........      1,025       120,438
Amgen, Inc. (b).............................      1,700       119,425
Anheuser-Busch Cos., Inc., Class A..........      1,600       119,500
Applied Material, Inc. (b)..................      1,900       172,188
AT&T Corp.- Liberty Media Group, Inc. (b)...      8,612       208,841
Avon Products, Inc..........................      4,100       182,450
BMC Software, Inc. (b)......................      2,700        98,508
Boeing Co...................................      4,400       183,975
Boston Scientific Corp. (b).................      5,100       111,881
Bristol-Myers Squibb Co.....................      2,500       145,625
Cisco Systems, Inc. (b).....................      9,200       584,775
Citigroup, Inc..............................      2,700       162,675
Compaq Computer Corp........................      6,400       163,600
Dell Computer Corp. (b).....................      2,500       123,281
EMC Corp. (b)...............................      1,600       123,100
Gap, Inc....................................      3,500       109,375
General Electric Co.........................      7,800       413,400
Guidant Corp. (b)...........................      3,200       158,400
Halliburton Co..............................      3,400       160,438
Immunex Corp. (b)...........................      4,200       207,637
Intel Corp..................................      4,000       534,750
International Business Machines Corp........      1,800       197,212
JDS Uniphase Corp. (b)......................        700        83,913
Johnson & Johnson Co........................      3,300       336,187
Lowe's Companies, Inc.......................      3,000       123,188
Lucent Technologies, Inc....................      3,900       231,075
Merck & Co., Inc............................      2,700       206,887
Merrill Lynch & Co..........................      1,000       115,000
Micron Technology, Inc. (b).................      4,000       352,250
Microsoft Corp. (b).........................      5,300   $   424,000
Motorola, Inc...............................      3,700       107,531
NEXTLINK Communications, Inc................      1,600        60,700
Nike, Inc...................................      2,100        83,606
Nortel Networks Corp........................      2,000       136,500
Oracle Corp. (b)............................      4,800       403,500
Pepsi Bottling Group, Inc...................      6,500       189,719
Pfizer, Inc.................................     10,200       489,600
Pharmacia Corp..............................      2,100       108,544
QUALCOMM, Inc. (b)..........................      1,800       108,000
Safeway, Inc. (b)...........................      5,400       243,675
Schering Plough Corp........................      5,400       272,700
Schlumberger Ltd............................      3,100       231,337
Solectron Corp. (b).........................      3,800       159,125
Sprint Corp. (b)............................        900        53,550
Sun Microsystems, Inc. (b)..................      4,300       391,031
Target Corp.................................      3,800       220,400
Texas Instruments, Inc......................      5,600       384,650
Time Warner, Inc............................        800        60,800
Tyco International Co.......................      3,300       156,338
Viacom, Inc. (b)............................      2,646       180,424
Wal-Mart Stores, Inc........................      4,600       265,075
Walt Disney Co..............................      3,400       131,963
Worldcom, Inc. (b)..........................      4,200       192,675
                                                          -----------
Total U.S. Equities (Cost $10,029,797)                     11,579,367
                                                          -----------

Short-Term Investments -- 7.80%
Investment Companies -- 7.80%
Vista U.S. Government Money Market
  Fund (Cost $1,019,932)....................  1,019,932     1,019,932
                                                          -----------
Total Investments
(Cost $11,049,729) -- 96.40% (a)............               12,599,299
Cash and other assets,
less liabilities -- 3.60%...................                  469,968
                                                          -----------
Net Assets -- 100%..........................              $13,069,267
                                                          ===========

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $11,090,213; and net unrealized appreciation consisted of:

          Gross unrealized appreciation...................  $ 1,893,400
          Gross unrealized depreciation...................     (384,314)
                                                            -----------
               Net unrealized appreciation................  $ 1,509,086
                                                            ===========

(b) Non-income producing security

FUTURES CONTRACTS

The U.S. Large Cap Growth Fund had the following open futures contracts as of June 30, 2000:

                                                  Expiration                                    Current      Unrealized
                                                     Date                 Cost                   Value          Loss
                                                  -----------         -------------          ------------    ------------
Index Futures Buy Contracts
Standard & Poor's 500, 3 contracts............. September 2000          $1,102,896              $1,101,075      $(1,821)
                                                                                                                ========

The segregated cash pledged to cover margin requirements for the open futures positions at June 30, 2000 was $18,750.

================================================================================
                See accompanying notes to financial statements.               55

                          U.S. Small Cap Growth Fund

--------------------------------------------------------------------------------

[LOGO] UBS               The UBS Investment Fund - U.S. Small Cap Growth has
       Investment Funds  appreciated 49.52% on an annualized basis since its inception on December 31, 1998. This compares favorably with the return of the Russell 2000 Growth Index, a commonly cited index of small capitalization U.S.
                         growth stocks, which has returned 28.02% over the same period. Much of that outperformance has come in the last six months with the Fund returning 29.99% while the index returned just 1.23%.

                         During the second quarter, small cap stocks underperformed large caps. The S&P 500 index declined 2.7% in the second quarter, versus a 3.8% decline in the Russell 2000 Index. Year to date, however, small caps have returned a positive 3.0% versus a 0.4% decline for the S&P 500. Small cap growth stocks declined 7.4% in the second quarter and have returned a positive 1.2% year to date. The top performing small cap growth sector in the second quarter was healthcare, up 19.2%, while the worst performing sector was technology, down 19.4%.

                         In the first quarter, the Fund's technology underweight detracted somewhat from performance, as that sector continued to dominate market performance. For the second quarter, however, the Fund benefited from both strong stock and sector selection. Stock selection was particularly strong in the technology sector and was weak in the consumer cyclical sector. Sector selection was helped by the Fund's underweight in both technology as well as the communication services sectors, both of which performed poorly during the quarter. At the end of June, the Fund was overweighted versus the Russell 2000 Growth Index in the energy, healthcare, and transportation sectors. The Fund was underweighted in the capital goods, financials, and technology areas. We have taken advantage of the recent weakness in the technology sector and have increased our exposure over the past several weeks.

                         =======================================================
56

                         U.S. Small Cap Growth Fund

--------------------------------------------------------------------------------

[LOGO] UBS               Total Return
       Investment Funds

                                                                           6 months   1 year   Inception*
                                                                            ended     ended        to
                                                                           6/30/00   6/30/00    6/30/00
                         ---------------------------------------------------------------------------------
                         UBS Investment Fund - U.S. Small Cap Growth        29.99%    75.93%     49.52%
                         ---------------------------------------------------------------------------------
                         Russell 2000 Index                                  3.04     14.32      16.00
                         ---------------------------------------------------------------------------------
                         Russell 2000 Growth Index**                         1.23     28.39      28.02
                         ---------------------------------------------------------------------------------

                         * Inception date of the UBS Investment Fund - U.S. Small Cap Growth is 12/31/98.
                         ** The Advisor has chosen to change the Fund's
                            benchmark index from the Russell 2000 Index to the Russell 2000 Growth Index due to the Advisor's determination that the Russell 2000 Growth Index more closely reflects the Fund's investment strategies.
                         Total return includes reinvestment of all capital gain and income distributions.
                         All total returns in excess of 1 year represent average annualized returns.
                         The Fund invests in IPOs which may have a magnified impact on performance.

                         Illustration of an Assumed Investment of $10,000

                         This chart shows the growth in the value of an investment in the UBS Investment Fund - U.S. Small Cap Growth, the Russell 2000 Index and the Russell 2000 Growth Index if you had invested $10,000 on December 31, 1998 and had reinvested all your income dividends and capital gain distributions through June 30, 2000. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

                         UBS Investment Fund - U.S. Small Cap Growth vs. Russell 2000 Index and Russell 2000 Growth Index
                         Wealth Value with Dividends Reinvested

                                    [GRAPH]

                                           Brinson U.S. Small Capitalization  Russell 2000 Growth (Bench?) Russell 2000
                         1         12/31/98                            10000                        10000             10000
                         2          1/31/99                             9989                        10450             10133
                         3          2/28/99                             9148                         9494              9312
                         4          3/31/99                             9352                         9832              9458
                         5          4/30/99                             9318                        10700             10305
                         6          5/31/99                             9727                        10717             10456
                         7          6/30/99                            10386                        11282             10928
                         8          7/31/99                            10477                        10933             10628
                         9          8/31/99                            10239                        10524             10235
                         10         9/30/99                            10591                        10727             10237
                         11        10/31/99                            10989                        11002             10279
                         12        11/30/99                            12716                        12165             10893
                         13        12/31/99                            14057                        14309             12126
                         14       1/31/2000                            13648                        14176             11931
                         15       2/29/2000                            15807                        17474             13901
                         16       3/31/2000                            17159                        15638             12985
                         17       4/30/2000                            16545                        14059             12203
                         18       5/31/2000                            15466                        12828             11492
                         19       6/30/2000                            18283                        14485             12494

                         Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

                         =======================================================

                         U.S. Small Cap Growth Fund

--------------------------------------------------------------------------------

[LOGO] UBS               Industry Diversification
       Investment Funds

                         As a Percent of Net Assets
                         As of June 30, 2000
                         ----------------------------------------------------
                         U.S. EQUITIES
                         Energy......................................    3.76%
                         Capital Investment
                           Electrical Components.....................   15.85
                           Technology................................    5.62
                                                                      -------
                                                                        21.47

                         Basic Industries
                           Housing/Paper.............................    1.17
                         Computers

                           Software..................................    5.43
                           Systems...................................    1.65
                                                                      -------
                                                                         7.08
                         Consumer

                           Autos/Durables............................    5.98
                           Food/House Products.......................    2.02
                           Health: Drugs.............................    5.61
                           Health: Non-Drugs.........................   12.23
                           Retail/Apparel............................    8.50
                                                                      -------
                                                                        34.34
                         Financial
                           Banks.....................................    2.64%
                           Non-Banks.................................    2.70
                                                                      -------
                                                                         5.34
                         Telecommunications
                           Equipment.................................    0.98
                           Services..................................    4.46
                                                                      -------
                                                                         5.44

                         Transportation..............................    3.58
                         Services/Miscellaneous......................    9.18
                                                                      -------
                                  Total U.S. Equities................   91.36

                        SHORT-TERM INVESTMENTS.......................    4.58
                                                                      -------
                                  TOTAL INVESTMENTS..................   95.94
                        CASH AND OTHER ASSETS,
                          LESS LIABILITIES...........................    4.06
                                                                      -------
                        NET ASSETS...................................  100.00%
                                                                      =======


                         Top 10 U.S. Equity Holdings

                         As of June 30, 2000

                                                                   Percent of
                                                                   Net Assets
                         -----------------------------------------------------
                          1. Elantec Semiconductor, Inc..........     3.15%
                          2. Tollgrade Communications, Inc.......     2.86
                          3. Waters Corp.........................     2.67
                          4. Mercury Interactive Corp............     2.39
                          5. Investors Financial Services Corp...     2.22
                          6. Quest Diagnostics, Inc..............     2.16
                          7. Shaw Group, Inc.....................     2.06
                          8. Hain Celestial Group, Inc...........     2.02
                          9. Flextronics International Ltd.......     1.96
                         10. C & D Technologies, Inc.............     1.84
                         -----------------------------------------------------

                         =======================================================
58

                       U.S. Small Cap Growth Fund -- Schedule of Investments

June 30, 2000

--------------------------------------------------------------------------------

                                                         Shares       Value
                                                       ---------   -----------
U.S. Equities -- 91.36%
724 Solutions, Inc. (b)..............................        700   $    30,713
About.com, Inc. (b)..................................      4,900       154,350
ACT Manufacturing, Inc. (b)..........................     15,300       710,494
Anixter International, Inc. (b)......................     17,200       455,800
Aurora Biosciences Corp. (b).........................      9,000       613,687
Bookham Technology ADR (b)...........................      4,200       248,850
BreezeCom Ltd. (b)...................................      4,150       180,525
C & D Technologies, Inc..............................     17,800     1,005,700
C-COR.net Corp. (b)..................................     20,200       545,400
Caldera Systems, Inc. (b)............................      4,950        64,659
Celeritek, Inc. (b)..................................     13,100       534,644
Charles River Associates, Inc. (b)...................      9,300       163,913
Children's Place Retail Stores, Inc. (b).............      8,000       164,000
COR Therapeutics, Inc. (b)...........................      5,100       435,094
Cost Plus, Inc. (b)..................................     17,950       514,941
Credence Systems Corp. (b)...........................     15,400       849,887
Cubist Pharmaceuticals, Inc. (b).....................      9,500       467,875
Cytyc Corp. (b)......................................     12,000       640,500
Data Return Corp. (b)................................      2,100        60,900
Datascope Corp.......................................     10,800       388,800
Dendrite International, Inc. (b).....................     24,350       811,159
Dobson Communications (b)............................      4,700        90,475
Elantec Semiconductor, Inc. (b)......................     24,700     1,719,737
Emmis Communications Corp. (b).......................      6,900       285,488
Exar Corp. (b).......................................      8,500       741,094
Exfo Electro Optical Engineering, Inc. (b)...........      2,100        92,138
Expeditors International of Washington, Inc..........     16,700       793,250
Flextronics International Ltd. (b)...................     15,613     1,072,418
Forward Air Corp. (b)................................     22,500       900,000
Graco, Inc...........................................     15,700       510,250
Greater Bay Bancorp..................................      9,400       439,450
Hain Celestial Group, Inc. (b).......................     30,090     1,103,927
Haverty Furniture Cos., Inc..........................     15,700       133,450
Helix Technology Corp................................     15,700       612,300
Hooper Holmes, Inc...................................     32,900       263,200
Inamed Corp. (b).....................................     13,000       476,125
Insight Enterprises, Inc. (b)........................     16,300       966,794
Insituform Technologies, Inc. (b)....................     23,400       634,725
Intersil Holding Corp. (b)...........................      4,000       216,250
Investors Financial Services Corp....................     30,600     1,214,437
Jack in the Box, Inc. (b)............................     22,900       563,912
Jakks Pacific, Inc. (b)..............................     18,100       266,975
Kenneth Cole Productions, Inc. (b)...................     21,900       876,000
Kent Electronics Corp. (b)...........................     23,900       712,519
King Pharmaceuticals, Inc. (b).......................     18,300       802,912
Littlefuse, Inc. (b).................................      8,300       406,700
Loudeye Technologies, Inc. (b).......................      4,900        85,444
Marvell Technology Group Ltd. (b)....................      2,100       119,700
Matrixone, Inc. (b)..................................      1,050        42,656
Maverick Tube Corp. (b)..............................     24,000   $   699,000
Meade Instruments Corp. (b)..........................     17,400       437,175
Mediaplex, Inc. (b)..................................      5,000        96,563
MedQuist, Inc. (b)...................................     12,800       435,200
Mercury Interactive Corp. (b)........................     13,500     1,306,125
Metasolv Software, Inc. (b)..........................      2,100        92,400
Myriad Genetics, Inc. (b)............................      6,000       888,469
Niku Corp. (b).......................................      3,000       101,250
North Fork Bancorporation, Inc.......................     28,200       426,525
Pacific Sunwear of California, Inc. (b)..............     17,950       336,562
Parlex Corp. (b).....................................     14,800       623,450
Parthus Technologies ADR (b).........................      2,100        59,850
Patterson Dental Co. (b).............................     18,100       923,100
Patterson Energy, Inc. (b)...........................     26,100       743,850
Peregrine Systems, Inc. (b)..........................     20,300       704,156
QRS Corp. (b)........................................      4,150       101,934
Quest Diagnostics, Inc. (b)..........................     16,500     1,180,781
Rainbow Technologies, Inc. (b).......................     14,600       709,925
Register.com (b).....................................      3,000        91,688
ResMed, Inc. (b).....................................     22,800       609,900
Richmond County Financial Corp.......................     30,100       575,662
Roper Industries, Inc................................      5,900       151,188
Rudolph Technologies, Inc. (b).......................      1,600        62,000
Saba Software, Inc. (b)..............................      3,150        66,150
Sangstat Medical Corp. (b)...........................      9,900       285,863
Selectica, Inc. (b)..................................      2,000       140,125
Shaw Group, Inc. (b).................................     23,900     1,126,287
Silicon Laboratories, Inc. (b).......................        700        37,188
Spanish Broadcasting System (b)......................     14,500       298,156
Stone Energy Corp. (b)...............................     12,000       717,000
StorageNetworks, Inc.................................      2,100       189,525
Stratos Lightwave, Inc. (b)..........................      2,100        58,538
Swift Transportation Co., Inc. (b)...................     18,800       263,200
Talbots, Inc.........................................     13,400       736,162
Telcom Semiconductor, Inc. (b).......................     21,400       864,025
TMP Worldwide, Inc. (b)..............................      8,900       656,931
Tollgrade Communications, Inc. (b)...................     11,800     1,563,500
Tower Automotive, Inc. (b)...........................     19,300       241,250
Triton PCS Holdings, Inc. (b)........................      7,800       450,450
United Therapeutics Corp. (b)........................      7,800       845,325
Universal Access, Inc. (b)...........................      1,800        44,100
Utstarcom, Inc. (b)..................................      2,000        60,750
Vertex Pharmaceuticals, Inc. (b).....................      6,300       663,862
Vicinity Corp. (b)...................................     15,400       302,225
Vintage Petroleum, Inc...............................     28,300       638,519
Waters Corp. (b).....................................     11,700     1,460,306
Whitehall Jewellers, Inc. (b)........................     25,550       475,869
Zebra Technologies Corp., Class A (b)................     11,200       496,300
Zoll Medical Corp. (b)...............................     14,400       705,600
                                                                   -----------
Total U.S. Equities (Cost $33,685,619)...............               49,928,176
                                                                   -----------


================================================================================

                         U.S. Small Cap Growth Fund -- Schedule of Investments

June 30, 2000
--------------------------------------------------------------------------------

                                                   Shares       Value
                                                  ---------   -----------
Short-Term Investments -- 4.58%
Investment Companies -- 4.58%
Brinson Supplementary Trust U.S.
  Cash Management Prime Fund
  (Cost $2,503,641).............................  2,503,641   $ 2,503,641
                                                              -----------
Total Investments
  (Cost $36,189,260) -- 95.94% (a)..............               52,431,817
Cash and other assets,
  less liabilities -- 4.06%.....................                2,216,357
                                                              -----------
Net Assets -- 100%..............................              $54,648,174
                                                              ===========

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $36,311,146; and net unrealized appreciation consisted of:

        Gross unrealized appreciation.............................. $17,978,411
        Gross unrealized depreciation..............................  (1,857,740)
                                                                    -----------
           Net unrealized appreciation............................. $16,120,671
                                                                    ===========

(b) Non-income producing security

================================================================================
60                See accompanying notes to financial statements.

                         U.S. Bond Fund

--------------------------------------------------------------------------------

[LOGO] UBS               Since its inception on August 31, 1995, the UBS
       Investment Funds  Investment Fund - U.S. Bond has returned 5.52%, while its benchmark, the Salomon Smith Barney Broad
                         Investment Grade (BIG) Bond Index has returned 6.25%.
                         Over the same period the Fund's annualized volatility or risk of 3.90% was comparable to the benchmark volatility of 3.40%. For the calendar year-to-date period, the Fund has returned 3.18% while the benchmar has returned 3.92%.

                         Sector strategies hurt the Fund in the first quarter, as we were overweight corporate bonds (and underweight Treasuries) in a period during which Treasury securities showed the strongest relative returns. The negative sector contribution was offset to a large extent by strong security selection decisions and positive duration positioning. Early in the second quarter, we diversified our overweight to those sectors with greater credit risk (non-Treasury) by increasing our positions in agencies and mortgages and selling corporate bonds. This also served to slightly upgrade the credit exposure of the Fund. For the second quarter, the strongest contributor to performance was our sector exposure as the move to agency and mortgage securities paid off. However, returns were hurt by issue selection and our positioning on the yield curve during this period of high volatility in interest rates.

                         The Federal Reserve raised rates twice in the first quarter by 25 basis points each time, and then surprised the market with a 50 basis point increase in the federal funds rate in May. Rates were not increased at the June 28 Federal Open Market Committee meeting, but since the beginning of January, the fed funds rate has gone from 5.5% to 6.5%. Large fluctuations in economic forecasts in the second quarter contributed to interest rate volatility. Though rates fluctuated over the quarter, they finished close to first quarter levels by the end of June.

                         =======================================================

                         U.S. Bond Fund

--------------------------------------------------------------------------------

[LOGO] UBS               Total Return
       Investment Funds

                                                                                       6 months    1 year  3 years  Inception*
                                                                                         ended     ended    ended       to
                                                                                        6/30/00   6/30/00  6/30/00   6/30/00
                         -------------------------------------------------------------------------------------------------------
                         UBS Investment Fund - U.S. Bond                                  3.18%     3.33%    5.19%     5.52%
                         -------------------------------------------------------------------------------------------------------
                         Salomon Smith Barney Broad Investment Grade (BIG) Bond Index     3.92      4.49     6.02      6.25
                         -------------------------------------------------------------------------------------------------------

                         * Inception date of the UBS Investment Fund - U.S. Bond is 8/31/95.

                         Total return includes reinvestment of all capital gain and income distributions.

                         All Total return returns in excess of 1 year are average annualized returns.

                         Illustration of an Assumed Investment of $10,000

                         This chart shows the growth in the value of an investment in the UBS Investment Fund - U.S. Bond and the Salomon Smith Barney BIG Bond Index if you had invested $10,000 on August 31, 1995, and had reinvested all your income dividends and capital gain distributions through June 30, 2000. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

                         UBS Investment Fund - U.S. Bond
                         vs. Salomon Smith Barney BIG Bond Index
                         Wealth Value with Dividends Reinvested

                         [GRAPH]

                         $12,970 == UBS Investment Fund - U.S. Bond
                         $13,403 -- Salomon Smith Barney BIG Bond Index

                         -----------------------------------------------------
                                   Label             A              B
                         -----------------------------------------------------
                           Label             Brinson U.S.Bond  Salmon Smith B
                         -----------------------------------------------------
                               1    8/31/95            10,000          10,000
                         -----------------------------------------------------
                               2                       10,080          10,094
                         -----------------------------------------------------
                               3                       10,230          10,229
                         -----------------------------------------------------
                               4                       10,390          10,389
                         -----------------------------------------------------
                               5   12/31/95            10,529          10,532
                         -----------------------------------------------------
                               6                       10,591          10,604
                         -----------------------------------------------------
                               7                       10,366          10,425
                         -----------------------------------------------------
                               8                       10,284          10,350
                         -----------------------------------------------------
                               9                       10,202          10,273
                         -----------------------------------------------------
                              10                       10,161          10,268
                         -----------------------------------------------------
                              11    6/30/96            10,324          10,400
                         -----------------------------------------------------
                              12                       10,345          10,428
                         -----------------------------------------------------
                              13                       10,283          10,413
                         -----------------------------------------------------
                              14                       10,491          10,594
                         -----------------------------------------------------
                              15                       10,762          10,832
                         -----------------------------------------------------
                              16                       11,032          11,011
                         -----------------------------------------------------
                              17   12/31/96            10,861          10,914
                         -----------------------------------------------------
                              18                       10,871          10,956
                         -----------------------------------------------------
                              19                       10,893          10,968
                         -----------------------------------------------------
                              20                       10,731          10,857
                         -----------------------------------------------------
                              21                       10,893          11,012
                         -----------------------------------------------------
                              22                       11,001          11,116
                         -----------------------------------------------------
                              23    6/30/97            11,141          11,248
                         -----------------------------------------------------
                              24                       11,479          11,553
                         -----------------------------------------------------
                              25                       11,370          11,453
                         -----------------------------------------------------
                              26                       11,522          11,622
                         -----------------------------------------------------
                              27                       11,675          11,788
                         -----------------------------------------------------
                              28                       11,708          11,843
                         -----------------------------------------------------
                              29   12/31/97            11,844          11,964
                         -----------------------------------------------------
                              30                       11,981          12,118
                         -----------------------------------------------------
                              31                       11,970          12,110
                         -----------------------------------------------------
                              32                       12,004          12,157
                         -----------------------------------------------------
                              33                       12,050          12,220
                         -----------------------------------------------------
                              34                       12,165          12,338
                         -----------------------------------------------------
                              35    6/30/98            12,252          12,439
                         -----------------------------------------------------
                              36                       12,264          12,465
                         -----------------------------------------------------
                              37                       12,461          12,656
                         -----------------------------------------------------
                              38                       12,682          12,954
                         -----------------------------------------------------
                              39                       12,636          12,896
                         -----------------------------------------------------
                              40                       12,717          12,967
                         -----------------------------------------------------
                              41   12/31/98            12,767          13,007
                         -----------------------------------------------------
                              42                       12,876          13,104
                         -----------------------------------------------------
                              43                       12,647          12,874
                         -----------------------------------------------------
                              44                       12,731          12,948
                         -----------------------------------------------------
                              45                       12,755          12,990
                         -----------------------------------------------------
                              46                       12,623          12,871
                         -----------------------------------------------------
                              47    6/30/99            12,552          12,827
                         -----------------------------------------------------
                              48                       12,490          12,776
                         -----------------------------------------------------
                              49                       12,453          12,767
                         -----------------------------------------------------
                              50                       12,613          12,920
                         -----------------------------------------------------
                              51                       12,613          12,959
                         -----------------------------------------------------
                              52                       12,625          12,957
                         -----------------------------------------------------
                              53   12/31/99            12,569          12,898
                         -----------------------------------------------------
                              54                       12,518          12,861
                         -----------------------------------------------------
                              55                       12,660          13,012
                         -----------------------------------------------------
                              56                       12,802          13,180
                         -----------------------------------------------------
                              57                       12,725          13,141
                         -----------------------------------------------------
                              58                       12,660          13,130
                         -----------------------------------------------------
                              59  6/30/2000            12,970          13,403
                         -----------------------------------------------------


                         Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

                         =======================================================
62

                         U.S. BONDS

--------------------------------------------------------------------------------

[LOGO] UBS               Industry Diversification
       Investment Funds
                         As a Percent of Net Assets
                         As of June 30, 2000
                         -------------------------------------------------------

                         U.S. BONDS
                         Corporate Bonds
                           Consumer....................................    2.13%
                           Construction................................    0.25
                           Energy......................................    1.23
                           Financial Services..........................    3.84
                           Food & House Products.......................    0.77
                           Health......................................    0.67
                           Publishing..................................    0.50
                           Services/Miscellaneous......................    3.92
                           Technology..................................    0.79
                           Telecommunications..........................    3.21
                           Utilities...................................    2.10
                                                                        -------
                                   Total U.S. Corporate Bonds..........   19.41

                         Asset-Backed..................................    9.71
                         Corporate Mortgage-Backed Securities..........   21.12
                         International Dollar Bonds....................    4.89
                         U.S. Government Agencies......................    8.97
                         U.S. Government Mortgage-Backed Securities....   19.36
                         U.S. Government Obligations...................   13.88
                                                                        -------
                                   Total U.S. Bonds....................   97.34

                         SHORT-TERM INVESTMENTS........................    0.35
                                                                        -------
                                   TOTAL INVESTMENTS...................   97.69
                         CASH AND OTHER ASSETS,
                                   LESS LIABILITIES....................    2.31
                                                                        -------
                         NET ASSETS....................................  100.00%
                                                                        =======
                         -------------------------------------------------------

                         =======================================================

          U.S. Bond Fund-- Schedule of Investments

June 30, 2000
--------------------------------------------------------------------------------

                                                            Face
                                                           Amount        Value
                                                         ----------  -----------
Bonds -- 97.34%
U.S. Corporate Bonds -- 19.41%
AT&T, 9.800%, due 02/01/12............................   $  950,000  $ 1,090,243
Capital One Bank, BKNT,
 8.250%, due 06/15/05.................................      250,000      249,505
Cendant Corp., 7.750%, due 12/01/03...................    1,060,000    1,023,679
Centaur Funding Corp., Class B, 144A,
 9.080%, due 04/21/20 (b).............................          715      709,861
Centaur Funding Corp., Class C, 144A,
 0.000%, due 04/21/20 (b).............................        1,355      209,178
Centex Corp., 9.750%, due 06/15/05....................      155,000      154,160
Fidelity Investments, 144A,
 7.570%, due 06/15/29.................................      550,000      521,272
Ford Motor Credit Co.,
 6.700%, due 07/16/04.................................      310,000      299,251
GMAC, 9.625%, due 12/15/01............................      294,000      303,146
Kroger Co., 8.000%, due 09/15/29......................      500,000      476,020
Lilly Del Mar, 144A, FRN,
 7.717%, due 08/01/29.................................    1,000,000      994,090
MBNA Global Capital Securities FRN,
 7.191%, due 02/01/27.................................       90,000       75,391
News America Holdings,
 7.750%, due 12/01/45.................................      358,000      310,957
PanAmSat Corp.,
 6.000%, due 01/15/03.................................      375,000      356,550
 6.375%, due 01/15/08.................................      500,000      445,399
Pharmacia Corp., 6.600%, due 12/01/28.................      550,000      484,969
Public Service Co. of Colorado,
 6.875%, due 07/15/09.................................      940,000      881,389
Rite Aid Corp., 144A,
 6.125%, due 12/15/08.................................      890,000      413,850
Sempra Energy, 7.950%, due 03/01/10...................      750,000      756,354
Service Corp. International,
 6.000%, due 12/15/05.................................      750,000      405,000
Texas Utilities Holding,
 5.940%, due 10/15/11.................................      420,000      412,071
Time Warner Cos., Inc.,
 7.570%, due 02/01/24.................................      340,000      321,421
Verizon Communications,
 8.000%, due 10/15/29.................................       87,000       87,102
Viacom, 8.625%, due 08/01/12..........................      575,000      610,180
Waste Management,
 6.500%, due 12/15/02.................................      400,000      376,502
                                                                     -----------
                                                                      11,967,540
                                                                     -----------
Asset-Backed Securities -- 9.71%
First Bank Corporate Card Master Trust,
 97-1, Class A, 6.400%, due 02/15/03..................   $  980,000  $   966,858
GE Capital Mortgage Services, Inc.,
 97-HE4 A7, 6.735%, due 12/25/28......................      410,000      398,725
Green Tree Financial Corp.,
 6.160%, due 02/01/31.................................    1,000,000      927,230
Green Tree Financial Corp., 94-5,
Class A5, 8.300%, due 11/15/19........................      320,000      319,469
Peco Energy Transition Trust,
 6.130%, due 03/01/09.................................    1,135,000    1,046,311
Pemex Finance Ltd.,
 8.450%, due 02/15/07.................................      940,000      924,123
PP&L Transition Bond Company LLC,
 6.960%, due 12/26/07.................................      200,000      198,446
Premier Auto Trust, 96-4A, Class A4,
 6.400%, due 10/06/01.................................       38,811       38,803
Sears Credit Account Master Trust,
 99-3, Class A, 6.450%, due 11/17/09..................    1,200,000    1,164,660
                                                                     -----------
                                                                       5,984,625
                                                                     -----------
Corporate Mortgage-Backed
Securities -- 21.12%
ABN AMRO Mortgage Corp., 99-2 Class IA2,
 6.300%, due 04/25/29.................................    2,100,000    1,982,190
ABN AMRO Mortgage Corp., 99-3, Class A2,
 6.300%, due 05/25/29.................................    1,000,000      942,930
Bank One Mortgage, 2000-2, Class 6A,
 6.761%, due 03/15/30.................................       97,337       97,629
Chemical Mortgage Securities Inc.,
 93-1, Class A5, 7.450%, due 02/25/23.................      165,534      164,951
Citicorp Mortgage Securities, Inc., 94-9,
 Class A8, 5.750%, due 06/25/09.......................    1,072,002      996,340
Heller Financial Commercial Mortgage
Assets, 99-PH1, Class A1,
 6.500%, due 05/15/31.................................    1,163,364    1,125,060
LB Commercial Conduit Mortgage Trust,
 99-C1, Class A1, 6.410%, due 06/15/31................      675,762      651,479
Nomura Asset Securities Corp.,
 7.120%, due 04/13/36.................................    1,200,000    1,181,134
PNC Mortgage Securities Corp., 94-3,
 Class A8, 7.500%, due 07/25/24.......................      375,000      359,299
Prudential Home Mortgage Securities,
 93-43, Class A9, 6.750%, due 10/25/23................      261,333      251,146
Prudential Home Mortgage Securities,
 94-3, Class A10, 6.500%, due 02/25/24................      170,000      163,817

================================================================================

                   U.S. Bond Fund -- Schedule of Investments

June 30, 2000

--------------------------------------------------------------------------------

                                                                             Face
                                                                            Amount        Value
                                                                           --------      -------
Residential Accredit Loans, Inc.,
  96-QS4, Class AI10,
  7.900%, due 08/25/26.................................................   $   275,000   $   274,145
Residential Accredit Loans, Inc.,
  98-QS4, Class AI5,
  7.000%, due 03/25/28.................................................     2,850,000     2,685,107
Residential Asset Securitization Trust,
  97-A10, Class A1, 7.250%, due 12/25/27...............................       126,380       125,909
Residential Funding Mortgage,
  95-S6, Class A7, 7.500%, due 11/25/25................................       943,020       933,420
Structured Asset Securities Corp.,
  98-RF1, Class A, 8.712%, due 04/15/27................................       352,914       358,208
Structured Asset Securities Corp.,
  98-RF2, 8.582%, due 07/15/27.........................................       125,456       126,710
Thrift Financial Corp., Class A4
  11.250%, due 01/01/16................................................        25,660        26,329
Vendee Mortgage Trust, 92-1,
  Class 2Z, 7.750%, due 05/15/22.......................................       575,120       571,807
                                                                                        -----------
                                                                                         13,017,610
                                                                                        -----------
International Dollar Bonds -- 4.89%
Banco Santiago S.A.,
  7.000%, due 07/18/07.................................................       380,000       338,282
Empresa Nacional de Electricidad S.A.,
  8.125%, due 02/01/97.................................................       335,000       263,048
Interamer Development Bank,
  6.800%, due 10/15/25.................................................       100,000        94,693
Korea Development Bank,
  7.125%, due 09/17/01.................................................       500,000       495,628
Petroliam Nasional Berhad, 144A,
  7.625%, due 10/15/26.................................................       430,000       363,591
Ras Laffan Liquified Natural Gas Co.,
  Ltd., 144A, 8.294%, due 03/15/14.....................................       450,000       415,687
State of Qatar, 144A, 9.750%, due 06/15/30.............................       250,000       246,563
Tyco International Group S.A.,
  7.000%, due 06/15/28.................................................       500,000       433,359
United Mexican States,
  9.875%, due 02/01/10.................................................       360,000       363,600
                                                                                        -----------
                                                                                          3,014,451
                                                                                        -----------
U.S. Government Mortgage-Backed
  Securities -- 19.36%
Fannie Mae Whole Loan, 95-W3,
  Class A, 9.000%, due 04/25/25........................................   $   100,832   $   103,818
Federal Home Loan Mortgage Corp.,
  1595, Class D, 7.000%, due 10/15/13..................................       492,125       469,960
Federal Home Loan Mortgage Corp. Gold,
  8.000%, due 08/01/08.................................................       474,009       479,085
  8.000%, due 11/01/22.................................................        80,657        81,528
  9.000%, due 07/01/30, TBA............................................       145,000       149,577
Federal National Mortgage Assoc.,
  97-72, Class EG, 0.000%, due 09/25/22................................       191,413       178,154
Federal National Mortgage Association,
  6.000%, due 10/01/14.................................................       236,995       224,192
  6.000%, due 03/01/28.................................................       615,771       564,384
  6.000%, due 08/01/28.................................................     1,393,813     1,274,961
  6.500%, due 03/01/19.................................................       461,725       441,262
  6.500%, due 06/01/28.................................................       676,070       637,942
  6.500%, due 09/01/28.................................................       226,071       213,321
  6.500%, due 03/01/29.................................................       484,437       456,915
  7.000%, due 12/01/24.................................................       538,990       520,339
  7.000%, due 03/01/29.................................................        43,213        41,735
  7.500%, due 12/01/23.................................................       447,293       441,138
  7.500%, due 01/01/28.................................................       248,835       246,263
  8.000%, due 02/01/13.................................................       147,389       148,921
Government National Mortgage Association,
  6.500%, due 10/15/24.................................................     4,206,370     4,018,337
  7.000%, due 07/15/25.................................................        79,883        77,983
  7.500%, due 12/15/22.................................................       193,849       193,492
  7.500%, due 12/15/23.................................................       807,080       805,433
  7.500%, due 01/15/24.................................................        51,829        51,660
  7.500%, due 06/15/25.................................................        67,140        66,989
  8.000%, due 08/15/22.................................................        39,536        40,154
  9.000%, due 11/15/04.................................................         7,447         7,726
  10.000%, due 05/15/01................................................           372           395
                                                                                        -----------
                                                                                         11,935,664
                                                                                        -----------
U.S. Government Agencies -- 8.97%
Aid-Israel, 10-Z,
  0.000%, due 02/15/03.................................................       805,000       679,314
Federal Home Loan Mortgage Corp.,
  5.750%, due 03/15/09.................................................       230,000       208,828
  7.000%, due 02/15/03.................................................     2,190,000     2,191,320
Federal National Mortgage Association,
  7.250%, due 05/15/30.................................................       950,000       967,188
Jordan Aid, 8.750%, due 09/01/19.......................................     1,344,519     1,483,287
                                                                                        -----------
                                                                                          5,529,937
                                                                                        -----------

================================================================================

               U.S. Bond Fund -- Schedule of Investments

June 30, 2000

--------------------------------------------------------------------------------

                                                                             Face
                                                                            Amount         Value
                                                                          ----------    -----------
U.S. Government Obligations -- 13.88%
U.S. Treasury Bond,
  8.000%, due 11/15/21.................................................   $  510,000    $   615,506
  8.750%, due 05/15/17.................................................      770,000        967,794
U.S. Treasury Inflation Indexed Note,
  3.625%, due 04/15/28.................................................    1,770,000      1,786,843
  3.875%, due 04/15/29.................................................       60,000         62,307
U.S. Treasury Note,
  5.625%, due 05/15/08.................................................      475,000        458,078
  5.750%, due 08/15/03.................................................    1,455,000      1,429,993
  6.125%, due 12/31/01.................................................    1,000,000        994,375
  6.625%, due 05/15/07.................................................    1,215,000      1,240,060
  7.500%, due 02/15/05.................................................      955,000      1,001,556
                                                                                        -----------
                                                                                          8,556,512
                                                                                        -----------
Total Bonds (Cost $62,291,605).........................................                  60,006,339
                                                                                        -----------

                                                                            Shares         Value
                                                                          ----------    -----------
Short-Term Investments -- 0.35%
Investment Companies -- 0.35%
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund
  (Cost $217,046)......................................................      217,046    $   217,046
                                                                                        -----------
Total Investments
  (Cost $62,508,651) -- 97.69% (a)......................................                 60,223,385
Cash and other assets,
  less liabilities -- 2.31%.............................................                  1,424,454
                                                                                        -----------
Net Assets -- 100%                                                                      $61,647,839
                                                                                        ===========


NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $62,522,716; and net unrealized depreciation consisted of:

          Gross unrealized appreciation..........................   $     350,762

          Gross unrealized depreciation..........................      (2,650,093)
                                                                    -------------
                    Net unrealized depreciation..................   $  (2,299,331)
                                                                    =============

(b) Non-income producing security

FRN: Floating rate note -- The rate disclosed is that in effect at June 30, 2000.

TBA:  Security is subject to delayed delivery.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2000, the value of these securities amounted to $3,874,092 or 6.28% of net assets.

================================================================================
              See accompanying notes to financial statements.                 66

                        High Yield Fund

--------------------------------------------------------------------------------

[LOGO] UBS
       Investment Funds  The UBS Investment Fund - High Yield has earned an annualized return of 1.27% since inception on December 31, 1998, versus 0.24% for its benchmark, the Merrill Lynch High Yield Master Index. This performance was achieved with an annualized volatility of 4.51% versus 3.22% for the benchmark. The Fund's total return for the calendar year-to-date through June 30, 2000, was - 2.10% versus-1.19% for the benchmark. High yield fixed income has been one of the worst performing asset classes so far in 2000, but we remain optimistic about the medium term future of the high yield asset class.

                         Continued uncertainty about the direction of the economy has kept the perceived risks of high yield investing at a higher-than-normal level thus far in 2000. Currently, the yield spread of high yield bonds over "risk free" U.S. Treasuries stands at about 6.0%. That 6.0% spread can be thought of as the extra compensation investors require for taking on the credit risk of the underlying companies.

                         That spread has continued to widen throughout 2000, while interestingly, default rates on high yield bonds seem to be trending downward. When we look at data of investors' expectations for defaults, the prices of high yield bonds are much lower than those default rates should imply. Continued near-term economic uncertainty and generally rising interest rates may continue to stall the high yield market, but we think that on a fundamental basis, the medium to longer-term outlook for the asset class is very attractive.

                         During the most recent quarter, the environmental services, publishing, gaming and textile sectors performed well relative to the index, while the retail, financial services and steel sectors underperformed. We are positive about industries that we think will benefit from de-leveraging, growth or M&A activity, including telecommunications, cable and gaming. We hold overweight positions in these sectors.


                         =======================================================

                          High Yield Fund

--------------------------------------------------------------------------------

[LOGO] UBS               Total Return
       Investment Funds

                                                                                   6 months      1 year      Inception*
                                                                                     ended        ended          to
                                                                                    6/30/00      6/30/00      6/30/00
                          --------------------------------------------------------------------------------------------
                          UBS Investment Fund - High Yield                          -2.10%        -0.68%       1.27%
                          --------------------------------------------------------------------------------------------
                          Merrill Lynch High Yield Master Index                     -1.19         -1.37        0.24
                          --------------------------------------------------------------------------------------------

                          * Inception date of the UBS Investment Fund - High Yield is 12/31/98. Total return includes reinvestment of all capital gain and income distributions. All total returns in excess of 1 year are average annualized returns.

                          Illustration of an Assumed Investment of $10,000

                          This chart shows the growth in the value of an investment in the UBS Investment Fund - High Yield and the Merrill Lynch High Yield Master Index if you had invested $10,000 on December 31, 1998, and had reinvested all your income dividends and capital gain distributions through June 30, 2000. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.


                          UBS Investment Fund - High Yield
                          vs. Merrill Lynch High Yield Master Index
                          Wealth Value with Dividends Reinvested

                          [LINE GRAPH APPEARS HERE]

                          $10,191 === UBS Investment Fund - High Yield $10,037 --- Merrill Lynch High Yield Master Index

                                        Brinston High Yield   Merrill Lynch High
                          ------------------------------------------------------
                           1   12/31/98          10,000                10,000
                           2    1/31/99          10,240                10,099
                           3    2/28/99          10,281                10,022
                           4    3/31/99          10,391                10,108
                           5    4/30/99          10,541                10,266
                           6    5/31/99          10,311                10,195
                           7    6/30/99          10,261                10,176
                           8    7/31/99          10,240                10,191
                           9    8/31/99          10,188                10,087
                          10    9/30/99          10,147                10,049
                          11   10/31/99          10,137                 9,990
                          12   11/30/99          10,343                10,104
                          13   12/31/99          10,409                10,157
                          14  1/31/2000          10,268                10,107
                          15  2/29/2000          10,236                10,116
                          16  3/31/2000           9,997                 9,974
                          17  4/30/2000          10,051                 9,978
                          18  5/31/2000          10,019                 9,868
                          19  6/30/2000          10,191                10,037

                         12/31/98 = 10,000                 Data through 6/30/00


Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

                         =======================================================
68

                         High Yield Fund

--------------------------------------------------------------------------------

[LOGO] UBS                Industry Diversification
       Investment Funds
                         As a Percent of Net Assets
                         As of June 30, 2000

                         ---------------------------------------------------------
                         U.S. BONDS
                         Corporate Bonds
                            Aerospace.....................................   0.94%
                            Appliances & Household Durables...............   0.44
                            Autos/Durables................................   3.53
                            Cable Television..............................   2.99
                            Chemicals.....................................   2.15
                            Computer Software.............................   0.96
                            Computer Systems..............................   0.31
                            Construction..................................   2.39
                            Consumer......................................   2.08
                            Electronics and Electric Components...........   0.98
                            Energy........................................   2.43
                            Financial Services............................   1.73
                            Food & House Products.........................   3.47
                            Health........................................   2.76
                            Housing/Paper.................................   0.50
                            Non-Durables..................................   1.13
                            Publishing....................................   0.90
                            Radio Broadcasting............................   2.27
                            Real Estate...................................   0.32
                            Recreation....................................   7.90
                            Retail........................................   3.01%
                            Services/Miscellaneous........................   9.18
                            Technology....................................   1.00
                            Telecommunications - Services.................   7.84
                            Telecommunications - Equipment................   1.65
                            Telecommunications - Wireless.................   8.72
                            Television Broadcasting.......................   8.60
                            Transportation................................   0.36
                                                                           ------
                               Total U.S. Corporate Bonds.................  80.54

                         International Dollar Bonds.......................   6.78
                                                                           ------
                               Total U.S. Bonds...........................  87.32

                         Warrants.........................................   0.01

                         SHORT-TERM INVESTMENTS...........................  19.21
                                                                           ------
                               TOTAL INVESTMENTS.......................... 106.54
                         LIABILITIES, LESS CASH
                           AND OTHER ASSETS...............................  (6.54)
                                                                           ------
                         NET ASSETS....................................... 100.00%
                                                                           ======
                         ---------------------------------------------------------

                          Top Ten U.S. Bond Holdings

                         As of June 30, 2000

                                                                        Percent of
                                                                        Net Assets
                         ---------------------------------------------------------
                          1. Dobson Sygnet Communications, Inc.,
                               12.250%, due 12/15/08...................      1.61%
                          2. Paxson Communications Corp.,
                               12.500%, due 10/31/06...................      1.60
                          3. Triton PCS, Inc.,
                               0.000%, due 05/01/08....................      1.54
                          4. Liberty Group Operating,
                               9.375%, due 02/01/08....................      1.31
                          5. Lyondell Chemical Co., Series B,
                               9.875%, due 05/01/07....................      1.21
                          6. Perry Ellis International, Inc.,
                               12.250%, due 04/01/06...................      1.16
                          7. Newpark Resources, Inc., Series B,
                               8.625%, due 12/15/07....................      1.15
                          8. Pegasus Communications Corp., Class B,
                               12.500%, due 08/01/07...................      1.10
                          9. NTL Communications Corp., Series B,
                               0.000%, due 10/01/08....................      1.08
                         10. Mohegan Tribal Gaming Authority,
                               8.750%, due 01/01/09....................      1.08
                         ---------------------------------------------------------

                         =======================================================

                  High Yield Fund -- Schedule of Investments

June 30, 2000

------------------------------------------------------------------------------
                                                        Face
                                                       Amount          Value
                                                     ---------       ---------
U.S. Bonds -- 87.32%
U.S. Corporate Bonds -- 80.54%
Ackerley Group, Inc., Class B,
  9.000%, due 01/15/09.............................  $ 100,000       $  91,750
Adelphia Communications Corp.,
  9.375%, due 11/15/09.............................    500,000         462,500
Allbritton Communications Co.,
  9.750%, due 11/30/07.............................    250,000         240,000
American Mobile Satellite Corp.,
  12.250%, due 04/01/08............................    182,000         141,960
American Restaurant Group, Inc., Class B,
  11.500%, due 02/15/03............................    150,000         115,125
Atrium Cos., Inc., 10.500%, due 05/01/09...........    125,000         105,313
Aztar Corp., 8.875%, due 05/15/07..................    250,000         235,625
Bally Total Fitness Corp., Class B,
  9.875%, due 10/15/07.............................    400,000         362,000
Big City Radio, Inc., (c)
  0.000%, due 03/15/05.............................    500,000         281,250
Building Materials Corp.,
  7.750%, due 07/15/05.............................    350,000         287,875
Capstar Broadcasting Partners, Inc., (c)
  0.000%, due 02/01/09.............................    525,000         483,000
Carmike Cinemas, Inc.,
  9.375%, due 02/01/09.............................    200,000         120,000
CB Richard Ellis Services, Inc.,
  8.875%, due 06/01/06.............................    200,000         170,000
Centennial Cellular,
  10.750%, due 12/15/08............................    500,000         485,625
Century Communications Corp.,
  0.000%, due 01/15/08.............................    425,000         174,250
  8.375%, due 11/15/17.............................    300,000         234,750
Charter Communications Holdings,
  10.000%, due 04/01/09............................    400,000         386,000
Classic Cable, Inc.,
  10.500%, due 03/01/10............................    250,000         230,625
Coast Hotels and Casinos, Inc.,
  9.500%, due 04/01/09.............................    370,000         351,500
Collins & Alkman Corp.,
  11.500%, due 04/15/06............................    250,000         240,625
Crown Castle International Corp.,
  0.000%, due 05/15/11 (c).........................    630,000         385,087
  9.000%, due 05/15/11.............................    150,000         138,375
CSC Holdings, Inc.,
  7.625%, due 07/15/18.............................    600,000         538,141
Cumulus Media, Inc.,
  10.375%, due 07/01/08............................    155,000         130,975
Dayton Superior Corp., 144A,
  13.000%, due 06/15/09............................        225         221,625
Delco Remy International, Inc.,
  8.625%, due 12/15/07.............................  $ 150,000       $ 139,500
Diamond Triumph Auto Glass, Inc.,
  9.250%, due 04/01/08.............................    250,000         195,000
Dobson Communications Corp., 144A,
  10.875%, due 07/01/10............................    400,000         402,000
Dobson Sygnet Communications, Inc.,
  12.250%, due 12/15/08............................    800,000         852,000
Eagle Family Foods, Class B,
  8.750%, due 01/15/08.............................    750,000         442,500
Echostar Dbs Corp.,
  9.375%, due 02/01/09.............................    500,000         480,000
Exodus Communications, Inc.,
  11.250%, due 07/01/08............................    500,000         495,000
Exodus Communications, Inc., 144A,
  11.625%, due 07/15/10............................    150,000         150,375
FairPoint Communications, Inc., 144A,
  12.500%, due 05/01/10............................    200,000         202,000
Fedders North America,
  9.375%, due 08/15/07.............................    250,000         234,687
Federal-Mogul Corp.,
  7.500%, due 01/15/09.............................    250,000         171,463
Finova Capital Corp.,
  7.250%, due 11/08/04.............................    250,000         220,217
Fox/Liberty Networks, (c)
  0.000%, due 08/15/07.............................    500,000         405,000
Global Imaging Systems, Inc.,
  10.750%, due 02/15/07............................    325,000         276,250
Globix Corp., 12.500%, due 02/01/10................    200,000         164,000
Golden Sky DBS, Inc., (c)
  0.000%, due 03/01/07.............................    375,000         253,125
Gothic Production Corp., Class B,
  11.125%, due 05/01/05............................    500,000         466,250
Granite Broadcasting Corp.,
  10.375%, due 05/15/05............................    200,000         190,000
Hayes Lemmerz International, Inc.,
  8.250%, due 12/15/08.............................    220,000         185,900
HMH Properties, Class B,
  7.875%, due 08/01/08.............................    300,000         269,250
Hollinger International Publishing Corp.,
  9.250%, due 02/01/06.............................    250,000         246,562
Hollywood Park, Inc.,
  9.500%, due 08/01/07.............................    140,000         139,300
Horseshoe Gaming Holdings,
  8.625%, due 05/15/09.............................    142,000         133,835
Horseshoe Gaming LLC, Class B,
  9.375%, due 06/15/07.............................    150,000         147,750
Huntsman Corp., 144A,
  9.500%, due 07/01/07.............................    200,000         182,000

================================================================================
70

                  High Yield Fund -- Schedule of Investments

June 30, 2000

-----------------------------------------------------------------------------

                                                      Face
                                                     Amount           Value
                                                    ---------       ---------
Huntsman Packaging Corp., 144A,
 13.000%, due 06/01/10............................  $ 160,000       $ 164,800
ICN Pharmaceuticals, Inc.,
 9.250%, due 08/15/05.............................    400,000         396,000
Integrated Electrical Services, Inc.,
 9.375%, due 02/01/09.............................    550,000         445,500
Interep National Radio Sales, Class B,
 10.000%, due 07/01/08............................    455,000         402,675
Iron Mountain, Inc.,
 8.750%, due 09/30/09.............................    500,000         460,000
ISP Holdings Inc., Class B,
 9.000%, due 10/15/03.............................    295,000         274,719
J.H. Heafner Co.,
 10.000%, due 05/15/08............................    350,000         255,500
Jackson Products, Inc., Class B,
 9.500%, due 04/15/05.............................    550,000         495,000
Level 3 Communications, Inc.,
 0.000%, due 12/01/08 (c).........................    850,000         516,375
 9.125%, due 05/01/08.............................    200,000         179,500
Liberty Group Operating,
 9.375%, due 02/01/08.............................    850,000         697,000
Lifepoint Hospital,
 10.750%, due 05/15/09............................    250,000         257,500
LIN Holdings Corp., (c)
 0.000%, due 03/01/08.............................    200,000         131,500
Loral Space & Communications Ltd.,
 9.500%, due 01/15/06.............................    200,000         145,000
Luigino's, Inc., 10.000%, due 02/01/06............    210,000         168,000
Lyondell Chemical Co., Class B,
 9.875%, due 05/01/07.............................    650,000         641,875
Mail Well Corp., 8.750%, due 12/15/08.............    500,000         420,000
Majestic Star Casino LLC, Class B,
 10.875%, due 07/01/06............................    175,000         142,625
McLeod USA, Inc.,
 9.250%, due 07/15/07.............................    250,000         241,250
Merrill Corp., Class B,
 12.000%, due 05/01/09............................    325,000         234,000
Metromedia Fiber Network,
 10.000%, due 12/15/09............................    540,000         531,900
MGM Grand, Inc., 9.750%, due 06/01/07.............    350,000         356,125
Mohegan Tribal Gaming Authority,
 8.750%, due 01/01/09.............................    600,000         570,000
Motors & Gears, Inc., Class B,
 10.750%, due 11/15/06............................    250,000         240,625
MTS, Inc., 9.375%, due 05/01/05...................    575,000         247,250
New World Pasta Co.,
 9.250%, due 02/15/09.............................    200,000         119,000
Newpark Resources, Inc., Class B,
 8.625%, due 12/15/07.............................    700,000         610,750
Nextel Communications, Inc.,
 0.000%, due 09/15/07 (c).........................  $ 200,000       $ 157,000
 9.375%, due 11/15/09.............................    420,000         401,100
Nextel Partners, Inc., 144A,
11.000%, due 03/15/10.............................    200,000         199,000
Nextlink Communications, 144A,
 0.000%, due 12/01/09 (c).........................    712,000         409,400
 10.500%, due 12/01/09............................    175,000         170,625
Nortex, Inc., 9.875%, due 03/01/04................    450,000         427,500
NTL Communications Corp., Class B, (c)
 0.000%, due 10/01/08.............................    900,000         571,500
NTL, Inc., Class A, (c)
 12.750%, due 04/15/05............................    150,000         152,625
Nuevo Energy Co.,
 9.500%, due 06/01/08.............................    150,000         148,125
Pacifica Papers, Inc.,
 10.000%, due 03/15/09............................    270,000         265,275
Packaging Corp. of America,
 9.625%, due 04/01/09.............................    500,000         496,250
Pantry, Inc.,
 10.250%, due 10/15/07............................    200,000         189,000
Paxson Communications Corp.,
 11.625%, due 10/01/02............................    450,000         460,125
 12.500%, due 10/31/06 (b)........................        847         846,685
Pegasus Communications Corp., Class B,
 9.750%, due 12/01/06.............................    150,000         144,375
 12.500%, due 08/01/07............................    550,000         585,750
Perry Ellis International, Inc.,
 12.250%, due 04/01/06............................    650,000         617,500
Phillips Van-Heusen,
 9.500%, due 05/01/08.............................    250,000         227,500
Phoenix Color, Inc.,
 10.375%, due 02/01/09............................    300,000         270,000
Pillowtex Corp., 10.000%, due 11/15/06............    188,000          65,800
Pioneer Natural Resources Co.,
 9.625%, due 04/01/10.............................    360,000         371,746
Plains Resources, Inc., Class B,
 10.250%, due 03/15/06............................    300,000         302,250
Premier Parks, Inc., (c)
 0.000%, due 04/01/08.............................    425,000         288,469
Protection One Alarm, Inc.,
 7.375%, due 08/15/05.............................    365,000         271,925
PSINet, Inc.,
 10.500%, due 12/01/06............................    150,000         138,000
 11.000%, due 08/01/09............................     86,000          79,550
 11.500%, due 11/01/08............................    300,000         282,000
Qwest Communications International, Inc., (c)
 0.000%, due 10/15/07.............................    500,000         420,006
R. H. Donnelley, Inc.,
 9.125%, due 06/01/08.............................    190,000         178,838

          High Yield Fund -- Schedule of Investments

June 30, 2000

--------------------------------------------------------------------------------

                                                           Face
                                                          Amount        Value
                                                        ----------   -----------
RailWorks Corp., 11.500%, due 04/15/09...............   $  200,000   $   188,000
Rayovac Corp., Class B,
 10.250%, due 11/01/06...............................      300,000       307,500
RCN Corp., 10.000%, due 10/15/07.....................      300,000       254,250
Samsonite Corp.,
 10.750%, due 06/15/08...............................      250,000       208,750
SBA Communications Corp., (c)
 0.000%, due 03/01/08................................      390,000       274,950
Sbarro, Inc., 11.000%, due 09/15/09..................      250,000       255,625
Scotts Co., 144A,
 8.625%, due 01/15/09................................      285,000       273,600
Sequa Corp., 9.000%, due 08/01/09....................      520,000       499,200
Simmons Co., 10.250%, due 03/15/09...................      200,000       177,500
Sinclair Broadcast Group,
 10.000%, due 09/30/05...............................      400,000       382,000
Sleepmaster, 11.000%, due 05/15/09...................      250,000       236,250
Spectrasite Holdings, Inc.,
 0.000%, due 07/15/08 (c)............................      440,000       305,800
 0.000%, due 03/15/10, 144A (c)......................      190,000       103,550
 10.750%, due 03/15/10, 144A.........................       95,000        94,763
Speedway Motorsports, Inc.,
 8.500%, due 08/15/07................................      600,000       558,000
Station Casinos, Inc.,
 8.875%, due 12/01/08................................       67,000        63,818
 9.875%, due 07/01/10, 144A..........................      450,000       451,125
Sterling Chemicals, Inc., Class B,
 12.375%, due 07/15/06...............................      160,000       162,400
Stone Container Corp.,
 10.750%, due 10/01/02...............................      250,000       253,437
T/SF Communications Corp., Class B,
 10.375%, due 11/01/07...............................      250,000       232,500
TeleCorp PCS, Inc.,
 0.000%, due 04/15/09 (c)............................      700,000       456,750
Tenet Healthcare Corp., 144A,
 9.250%, due 09/01/10................................      350,000       352,625
Trans-Resources, Inc., Class B, (c)
 0.000%, due 03/15/08................................      650,000        58,500
Triad Hospitals Holdings, Inc.,
 11.000%, due 05/15/09...............................      229,000       234,153
Tritel PCS, Inc. (c),
 0.000%, due 05/15/09................................      450,000       298,125
Triton PCS, Inc., (c)
 0.000%, due 05/01/08................................    1,125,000       815,625
United Rentals, Inc., Class B,
 9.250%, due 01/15/09................................       70,000        63,175
US Unwired, Inc., (c)
 0.000%, due 11/01/09................................      800,000       434,000
Verio, Inc., 13.500%, due 06/15/04...................      450,000       507,937
Voicestream Wireless Corp.,
 10.375%, due 11/15/09...............................   $  550,000   $   569,250
Weirton Steel Corp.,
 11.375%, due 07/01/04...............................      200,000       188,000
Westpoint Stevens, Inc.,
 7.875%, due 06/15/05................................      220,000       183,700
Williams Communications Group, Inc.,
 10.875%, due 10/01/09...............................      550,000       537,625
Winsloew Furniture, Inc., Class B,
 12.750%, due 08/15/07...............................       25,000        23,000
Winstar Communications, Inc., 144A,
 12.750%, due 04/15/10...............................      200,000       186,500
WMX Technologies, Inc.,
 6.250%, due 10/15/00................................      365,000       362,055
                                                                     -----------
                                                                      42,694,366
                                                                     -----------
International Dollar Bonds -- 6.78%
Callahan Nordrhein-Westfalen, 144A,
 14.000%, due 07/15/10...............................      160,000       160,000
Clearnet Communications, (c)
 0.000%, due 12/15/05................................      500,000       516,250
 0.000%, due 05/01/09................................      250,000       150,000
Energis PLC, 9.750%, due 06/15/09....................      250,000       245,000
Global Crossing Holding Ltd.,
 9.500%, due 11/15/09................................      400,000       386,000
Imax, Corp., 7.875%, due 12/01/05....................      250,000       226,250
Microcell Telecommunications, Inc.,
 Class B, (c)
 0.000%, due 06/01/06................................      500,000       461,250
Norampac, Inc., 9.500%, due 02/01/08.................      140,000       135,100
Rogers Communications, Inc.,
 9.125%, due 01/15/06................................      250,000       245,000
TeleWest Communications PLC,
 0.000%, due 10/01/07 (c)............................      500,000       473,750
 0.000%, due 04/15/09 (c)............................      500,000       270,000
United Pan-Europe Communications NV,
 11.500%, due 02/01/10...............................      225,000       200,250
United Pan-Europe Communications NV,
 Class B,
 0.000%, due 02/01/10 (c)............................       25,000        11,750
 11.250%, due 02/01/10...............................      125,000       111,250
                                                                     -----------
                                                                       3,591,850
                                                                     -----------
Total U.S. Bonds (Cost $49,816,312)..................                 46,286,216
                                                                     -----------


================================================================================
72

          High Yield Fund -- Schedule of Investments

June 30, 2000

--------------------------------------------------------------------------------

                                                          Shares       Value
                                                       -----------  -----------
Warrants -- 0.01%
Merrill Corp., 144A,
 Expires 05/01/09 (b)................................          325  $         3
Motient Corp., 144A,
 Expires 04/01/08 (b)................................          182        7,280
Winsloew Furniture, Inc., 144A,
 Expires 07/01/00 (b)................................           25          125
                                                                    -----------
Total Warrants (Cost $8,314).........................                     7,408
                                                                    -----------
Short-Term Investments -- 19.21%
Investment Companies -- 19.21%
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund
  (Cost $10,185,196).................................   10,185,196  $10,185,196
                                                                    -----------
Total Investments
  (Cost $60,009,822) -- 106.54% (a)..................                56,478,820
Liabilities, less cash
  and other assets -- (6.54%)........................                (3,469,306)
                                                                    -----------
Net Assets -- 100%...................................               $53,009,514
                                                                    ===========


NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $60,022,205; and net unrealized depreciation consisted of:

        Gross unrealized appreciation................  $   341,964
        Gross unrealized depreciation................   (3,885,349)
                                                       -----------
              Net unrealized depreciation............  $(3,543,385)
                                                       ===========

(b) Non-income producing security
(c) Step bonds - coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2000. Maturity date disclosed is the ultimate maturity date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2000, the value of these securities amounted to $3,731,396 or 7.04% of net assets.


================================================================================
                See accompanying notes to financial statements.               73

                         Global (Ex-U.S.) Equity Fund

--------------------------------------------------------------------------------
[LOGO] UBS               The UBS Investment Fund - Global (Ex-U.S.) Equity has
       Investment Funds  provided an annualized return of 10.53% since its inception on July 31, 1995. Over the same period, its benchmark, the MSCI World Ex USA (Free) Index, has produced a return of 10.63%. The Fund's performance was achieved with a volatility or risk of 13.29%, considerably below the 14.43% volatility of the benchmark. Calendar year-to-date, the Fund returned -
                         4.23%, underperforming the benchmark return of-2.99%.
                         During the second quarter, returns were dominated by "old economy" stocks, and the Fund outperformed the benchmark by 365 basis points.

                         Trends of the last two years show a remarkable divergence between the performance of "new economy" and "old economy" sectors. In contrast to recent bull markets, the current price appreciation has been limited to narrow groups of technology, media and telecommunications (TMT) stocks. This phenomenon, while originally most prevalent in the U.S. where it began, has proliferated into all developed equity markets. As such, we hold significant underweights to TMT sectors. This strategy began to pay off in the second quarter as investors began to question whether TMT companies can grow and increase earnings fast enough and for long enough to justify their high valuations.

                         While we are skeptical of inflated equity investment expectations, we understand and appreciate the role of new and emerging technology in business. Our analysis is focused on investing in companies with solid fundamentals as well as promising uses for new technologies. Specifically, we see opportunities in some "old economy" sectors such as utilities, diversified financials, and food, beverages and tobacco where some companies are leveraging their skills, assets and competitive positions to take advantage of the Internet.

                         With respect to countries, we increased our underweights to Canada, Europe (ex-UK) and the EMU region during the quarter where our analysis indicates overvaluation. After a few periods of outperformance in Japan, we sold some Japanese holdings and employed the proceeds in the UK market. We still maintain a modest overweight to Japan to capture opportunities that are coming from the ongoing restructuring of the corporate sector in the region. The restructuring trend is breaking old business molds and bringing much needed efficiencies to many companies. The Fund's regional weightings added modestly to returns during the quarter.

================================================================================

                         Global (Ex-U.S.) Equity Fund

--------------------------------------------------------------------------------

[LOGO] UBS               Total Return
       Investment Funds

                                                                                      6 months    1 year    3 years   Inception*
                                                                                        ended      ended     ended      to
                                                                                       6/30/00    6/30/00   6/30/00   6/30/00
                                   ---------------------------------------------------------------------------------------------
                                   UBS Investment Fund - Global (Ex-U.S.) Equity       -4.23%      10.94%    5.80%     10.53%
                                   ---------------------------------------------------------------------------------------------
                                   MSCI World Ex USA (Free) Index                      -2.99       18.78    10.52      10.63
                                   ---------------------------------------------------------------------------------------------

                         *Inception date of the UBS Investment Fund - Global (Ex-U.S.) Equity is 7/31/95.

                         Performance is net of withholding taxes on dividends.

                         Total return includes reinvestment of all capital gain and income distributions.

                         All total returns in excess of 1 year are average annualized returns

                         Illustration of an Assumed Investment of $10,000

                         This chart shows the growth in the value of an investment in the UBS Investment Fund - Global (Ex-U.S.) Equity and the MSCI World Ex USA (Free) Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through June 30, 2000. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

                         UBS Investment Fund - Global (Ex-U.S.) Equity vs. MSCI World Ex USA (Free) Index
                         Wealth Value with Dividends Reinvested

                             [GRAPH APPEARS HERE]

                         Label   Date           UBS Investment   MSCI World Ex
                             1        7/31/95           10,000          10,000
                             2                          10,146           9,632
                             3                          10,302           9,817
                             4                          10,205           9,563
                             5                          10,448           9,835
                             6       12/31/95           10,858          10,220
                             7                          11,065          10,291
                             8                          11,024          10,320
                             9                          11,158          10,538
                            10                          11,563          10,848
                            11                          11,500          10,662
                            12        6/30/96           11,578          10,713
                            13                          11,256          10,398
                            14                          11,287          10,443
                            15                          11,630          10,727
                            16                          11,578          10,654
                            17                          12,161          11,099
                            18       12/31/96           12,140          10,947
                            19                          12,074          10,612
                            20                          12,262          10,770
                            21                          12,328          10,775
                            22                          12,405          10,844
                            23                          13,220          11,561
                            24        6/30/97           13,815          12,174
                            25                          14,059          12,400
                            26                          13,063          11,468
                            27                          13,782          12,111
                            28                          12,920          11,200
                            29                          12,687          11,068
                            30       12/31/97           12,750          11,174
                            31                          13,166          11,653
                            32                          13,844          12,411
                            33                          14,379          12,814
                            34                          14,486          12,912
                            35                          14,475          12,855
                            36        6/30/98           14,354          12,909
                            37                          14,497          12,994
                            38                          12,698          11,335
                            39                          12,377          11,011
                            40                          13,318          12,160
                            41                          13,985          12,778
                            42       12/31/98           14,463          13,259
                            43                          14,415          13,257
                            44                          13,945          12,924
                            45                          14,331          13,458
                            46                          14,994          14,039
                            47                          14,198          13,321
                            48        6/30/99           14,752          13,835
                            49                          15,176          14,235
                            50                          15,079          14,274
                            51                          15,006          14,433
                            52                          15,357          14,991
                            53                          15,708          15,513
                            54       12/31/99           17,075          16,941
                            55                          15,790          15,912
                            56                          15,827          16,359
                            57                          16,329          17,031
                            58                          15,680          16,145
                            59                          15,509          15,754
                            60      6/30/2000           16,366          16,434

                         Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================

                    Global (Ex-U.S.) Equity Fund


--------------------------------------------------------------------------------
[LOGO] UBS
       INVESTMENT FUNDS  Industry Diversification

                         As a Percent of Net Assets

                         As of June 30, 2000
                         ----------------------------------------------------
                         Global (EX-U.S.) EQUITIES

                         Aerospace & Military.......................    0.36%
                         Airlines...................................    0.78
                         Appliances & Households....................    2.46
                         Autos/Durables.............................    2.19
                         Banking....................................   11.42
                         Beverages & Tobacco........................    3.66
                         Broadcasting & Publishing..................    4.78
                         Building Materials.........................    0.50
                         Business & Public Service..................    1.71
                         Chemicals..................................    3.15
                         Computer Software..........................    0.59
                         Consumer...................................    0.39
                         Data Processing............................    2.36
                         Electric Components........................    2.07
                         Electronics................................    4.84
                         Energy.....................................    5.03
                         Financial Services.........................    4.27
                         Food & House Products......................    3.89
                         Forest Products............................    0.48
                         Health & Personal Care.....................    7.82
                         Industrial Components......................    0.76
                         Insurance..................................    5.83
                         Leisure & Tourism..........................    0.48
                         Machinery & Engineering....................    1.81
                         Merchandising..............................    1.00
                         Metals-Steel...............................    0.38
                         Multi-Industry.............................    0.20
                         Non-Ferrous Metals.........................    0.76
                         Non-Durables...............................    0.06
                         Real Estate................................    1.10
                         Recreation.................................    0.67
                         Services/Miscellaneous.....................    0.02
                         Telecommunications.........................   13.33
                         Transportation.............................    2.25
                         Utilities..................................    5.18
                         Wholesale & International Trade............    0.20
                                                                      ------
                                 Total Global (Ex-U.S.) Equities....   96.78
                         CONVERTIBLE BONDS..........................    0.03
                         WARRANTS...................................    0.04
                         SHORT-TERM INVESTMENTS.....................    1.23
                                                                      ------
                                         TOTAL INVESTMENTS..........   98.08
                         CASH AND OTHER ASSETS,
                                 LESS LIABILITIES...................    1.92
                                                                      ------
                         NET ASSETS.................................  100.00%
                                                                      ======


                         Market and Currency Strategy

                         As of June 30, 2000

                                                 Fund             Benchmark
                                        -------------------  ------------------
                                           Market  Currency  Market    Currency
                                         Strategy  Strategy  Strategy  Strategy
                         ------------------------------------------------------
                         Australia           4.49%   10.49%    2.61%    2.61%
                         Austria             0.08     0.00     0.19     0.00
                         Belgium             1.17     0.00     0.73     0.00
                         Canada              3.53     5.13     5.13     5.13
                         Denmark             0.58     0.74     0.74     0.74
                         Euro                0.00    47.42     0.00    35.44
                         Finland             2.37     0.00     2.96     0.00
                         France              9.96     0.00    10.80     0.00
                         Germany             5.31     0.00     8.12     0.00
                         Hong Kong           0.39     0.00     1.97     1.97
                         Ireland             0.76     0.00     0.34     0.00
                         Italy               4.10     0.00     4.19     0.00
                         Japan              27.50    15.50    25.50    25.50
                         Netherlands         6.34     0.00     5.16     0.00
                         New Zealand         0.25     0.25     0.14     0.14
                         Norway              0.00     0.35     0.35     0.35
                         Portugal            1.52     0.00     0.44     0.00
                         Singapore           0.71     0.92     0.92     0.92
                         Spain               1.91     0.00     2.51     0.00
                         Sweden              3.41     3.18     3.18     3.18
                         Switzerland         3.60     5.49     5.49     5.49
                         U.K                22.02    10.53    18.53    18.53
                         ---------------------------------------------------
                                           100.00%  100.00%  100.00%  100.00%


                         Top Ten Global (Ex-U.S.) Equity Holdings

                         As of June 30, 2000

                                                                    Percent of
                                                                    Net Assets
                         ------------------------------------------------------
                          1.   Glaxo Wellcome PLC                      2.02%
                          2.   Nippon Telegraph & Telephone Corp.      1.86
                          3.   BP Amoco PLC                            1.61
                          4.   Total Fina S.A., Class B                1.50
                          5.   Heineken NV                             1.47
                          6.   Fujitsu                                 1.32
                          7.   Allianz AG                              1.27
                          8.   Marconi PLC                             1.26
                          9.   NEC Corp.                               1.25
                         10.   Ericsson, B Shares                      1.25
                         -----------------------------------------------------

                         =======================================================
76

                Global (ex-U.S.) Equity Fund-- Schedule of Investments

June 30, 2000

--------------------------------------------------------------------------------

                                                     Shares         Value
                                                   --------    -----------
Global (Ex-U.S.) Equities -- 96.78%
Australia -- 4.40%
Amcor Ltd.........................................   76,940   $    269,823
Amp Ltd...........................................   82,400        841,038
Boral Ltd.........................................  138,300        174,374
Brambles Industries Ltd...........................   27,140        836,511
Broken Hill Proprietary Co., Ltd..................  105,320      1,248,871
CSR Ltd...........................................   82,190        228,969
Howard Smith Ltd..................................   64,800        317,472
Lend Lease Corp., Ltd.............................   69,396        887,803
National Australia Bank Ltd.......................  101,748      1,704,271
National Australia Bank Ltd., Preferred...........   29,800        843,712
News Corp., Ltd...................................  183,588      2,535,198
News Corp., Ltd., Preferred.......................   80,079        969,520
Origin Energy Ltd. (b)............................  158,600        153,309
Qantas Airways Ltd................................  106,438        216,000
QBE Insurance Group Ltd...........................  160,688        788,409
Rio Tinto Ltd.....................................   45,960        762,128
Santos Ltd........................................  139,861        427,419
Telstra Corp., Ltd................................  519,710      2,115,585
Westpac Banking Corp., Ltd........................  276,541      2,000,720
WMC Ltd...........................................   79,870        358,359
Woolworth's Ltd...................................  188,760        698,687
                                                               -----------
                                                                18,378,178
                                                               -----------

Austria -- 0.10%
Austria Tabakwerke AG.............................   11,280        419,544
                                                               -----------
Belgium -- 1.19%
Electrabel S.A....................................    8,820      2,188,957
Fortis B..........................................   95,867      2,801,049
                                                               -----------
                                                                 4,990,006
                                                               -----------
Canada -- 2.45%
Agrium, Inc.......................................   71,480        612,672
Alcan Aluminum Ltd................................   19,140        594,209
Bank of Montreal..................................    7,510        316,782
Canadian National Railway Co......................   37,380      1,087,317
Canadian Pacific Ltd..............................   44,414      1,151,041
Hudson's Bay Co...................................   82,220        871,198
Imperial Oil Ltd..................................   21,460        523,574
Magna International, Inc., Class A................   16,560        777,315
NOVA Chemicals Corp...............................   45,321        951,261
Potash Corporation of Saskatchewan, Inc...........    8,760        478,882
Royal Bank of Canada..............................   23,420      1,197,317
Shaw Communications, Inc., Class B................   40,260        991,760
TransCanada Pipelines Ltd.........................   18,976        144,718
Westcoast Energy, Inc.............................   35,520        546,572
                                                               -----------
                                                                10,244,618
                                                               -----------
Denmark -- 0.60%
Tele Danmark A/S..................................   36,750      2,483,874
                                                               -----------
Finland -- 2.36%
Metso Oyj.........................................   55,191        666,615
Nokia Oyj.........................................   86,792      4,446,968
Sampo Insurance Co., Ltd., Series A...............   70,692      2,880,022
UPM-Kymmene Corp..................................   74,989      1,868,992
                                                               -----------
                                                                 9,862,597
                                                               -----------

--------------------------------------------------------------------------

                                                     Shares         Value
                                                   --------    -----------
France -- 9.89%
Air France (b)....................................   65,770   $  1,141,151
Air Liquide.......................................   20,315      2,660,138
Alcatel...........................................   46,755      3,079,083
Alcatel S.A. ADR..................................   37,673      2,505,255
Aventis S.A. Class A..............................   39,162      2,869,980
Axa...............................................    4,401        696,100
Banque Nationale de Paris.........................   45,847      4,430,044
Cie de Saint Gobain...............................   12,488      1,695,090
CSF Thomson.......................................   37,581      1,486,395
France Telecom S.A................................   22,831      3,204,074
Groupe Danone.....................................   17,792      2,370,698
L'Oreal S.A.......................................    1,773      1,541,532
Schneider Electric S.A............................   22,268      1,558,263
Societe Generale..................................   55,160      3,331,205
Suez Lyonnaise des Eaux S.A.......................    6,066      1,067,026
Total Fina S.A., Class B..........................   40,799      6,281,041
Vivendi...........................................   15,932      1,411,932
                                                               -----------
                                                                41,329,007
                                                               -----------
Germany -- 4.64%
Allianz AG........................................   14,878      5,309,751
Bayer AG..........................................   98,866      3,800,388
Bayerische Motoren Werke AG.......................   50,110      1,532,328
Continental AG....................................   51,890        875,453
E.on AG...........................................   75,928      3,675,614
SAP AG............................................    9,420      1,430,351
Siemens AG........................................   17,850      2,683,001
Volkswagen AG.....................................    1,800         69,537
                                                               -----------
                                                                19,376,423
                                                               -----------
Hong Kong -- 0.32%
Henderson Land Development Co., Ltd...............  307,000      1,350,827
                                                               -----------
Ireland -- 0.76%
Bank of Ireland...................................  195,955      1,231,305
Eircom PLC........................................  719,030      1,929,930
                                                               -----------
                                                                 3,161,235
                                                               -----------
Italy -- 3.63%
Assicurazioni Generali............................   61,446      2,114,583
ENI Spa...........................................  666,000      3,862,479
ENI Spa ADR.......................................   10,352        602,357
Rinascente Spa....................................  129,140        735,333
San Paolo-imi Spa.................................  165,610      2,951,226
Telecom Italia Mobile Spa.........................  266,000      2,728,362
Telecom Italia Spa................................  156,000      2,153,395
                                                               -----------
                                                                15,147,735
                                                               -----------
Japan -- 26.23%
Acom Co., Ltd.....................................   22,200      1,871,594
Asahi Bank Ltd....................................  153,000        644,941
Bank of Tokyo-Mitsubushi Ltd......................  236,000      2,857,294
Benesse Corp......................................    9,900        687,727
Bridgestone Corp..................................   53,000      1,124,569
Canon, Inc........................................   87,000      4,341,572
Dai Nippon Printing Co., Ltd......................   61,000      1,077,539
Dai-Ichi Kangyo Bank..............................   92,000        699,967
Daikin Industries Ltd.............................   39,000        908,605
Denso Corp........................................   48,000      1,170,455
East Japan Railway Co.............................      294      1,711,677
Fanuc.............................................   22,200      2,263,957

==========================================================================

             Global (Ex-U.S.) Equity Fund--Schedule of Investments

June 30, 2000

--------------------------------------------------------------------------------


                                                    Shares        Value
                                                  ---------   ------------
Fuji Bank Ltd.                                      149,000   $  1,135,050
Fuji Photo Film Co., Ltd.                            37,000      1,517,698
Fujitsu                                             159,000      5,515,146
Hitachi Ltd.                                        142,000      2,053,400
Honda Motor Co.                                      87,000      2,968,385
Hoya Corp.                                           18,000      1,616,181
Ito Yokado Co., Ltd.                                 18,000      1,085,393
Kamigumi Co., Ltd.                                  176,000        929,861
Kao Corp.                                            71,000      2,174,188
Kirin Brewery Co., Ltd.                              79,000        989,320
Kuraray Co., Ltd.                                   139,000      1,597,505
Kyocera Corp.                                         2,700        459,080
Matsushita Electric Industrial Co.                  135,000      3,508,813
Mitsubishi Corp.                                     91,000        824,810
Mitsubishi Estate Co., Ltd.                         201,000      2,370,852
Mitsubishi Trust and Banking Corp.                   67,000        521,157
Murata Manufacturing Co., Inc.                        8,000      1,150,796
NEC Corp.                                           166,000      5,224,517
NGK Insulators                                      119,000      1,477,870
Nintendo Corp., Ltd.                                 16,100      2,818,128
Nippon Steel Co.                                    757,000      1,595,492
Nippon Telegraph & Telephone Corp.                      584      7,782,619
Nissin Food Products Co.                             35,500        905,912
Nomura Securities Co., Ltd.                         166,000      4,071,358
Omron Corp                                           25,000        680,497
Orix Corp.                                           13,200      1,952,460
Rohm Co                                               2,600        761,779
Sankyo Pharm Co., Ltd.                               77,000      1,742,970
Santen Pharmaceutical Co., Ltd.                      45,000      1,088,795
Secom Co., Ltd.                                      29,000      2,124,191
Shin-Etsu Chemical Co., Ltd.                         25,000      1,271,206
Softbank Corp.                                        7,600      1,034,356
Sony Corp.                                           50,000      4,678,418
Sumitomo Bank                                       147,000      1,806,153
Sumitomo Chemical Co.                               295,000      1,778,838
Sumitomo Electric Industries                         62,000      1,065,318
Taiheiyo Cement Corp.                                   600          1,259
Takeda Chemical Industries                           45,000      2,960,163
Takefuji Corp.                                        8,500      1,029,110
TDK Corp.                                            20,000      2,880,771
Tokio Marine & Fire Insurance Co.                   104,000      1,203,119
Tokyo Electric Power                                 13,600        332,272
Tokyo Gas Co., Ltd.                                 434,000      1,222,362
Toyoda Automatic Loom Works                          18,000        390,435
Toyota Motor Corp.                                   83,000      3,788,951
Yamanouchi Pharmaceutical Co., Ltd.                  18,000        985,020
Yamato Transport Co., Ltd.                           46,000      1,145,598
                                                              ------------
                                                               109,577,469
                                                              ------------

Netherlands -- 6.42%
ABN AMRO Holdings NV                                 85,487      2,102,777
Aegon NV                                            101,708      3,633,717
Elsevier NV                                         320,850      3,903,015
Heineken NV                                         100,500      6,141,619
ING Groep NV                                         52,923      3,591,818
Philips Electronics NV                               34,900      1,652,681
TNT Post Group NV                                    55,421      1,500,823
Wolters Kluwer NV                                   160,799      4,300,551
                                                              ------------
                                                                26,827,001
                                                              ------------

New Zealand -- 0.21%
Auckland International Airport Ltd.                 104,810   $    124,349
Carter Holt Harvey Ltd.                             163,140        142,092
Lion Nathan Ltd.                                    122,170        273,209
Telecom Corp. of New Zealand Ltd.                    97,890        343,346
                                                              ------------
                                                                   882,996
                                                              ------------

Portugal -- 1.56%
Brisa-Auto Estradas de Portugal S.A                 176,007      1,521,854
Electricidade de Portugal S.A                        81,894      1,493,135
Portugal Telecom                                    309,345      3,487,282
                                                              ------------
                                                                 6,502,271
                                                              ------------

Singapore -- 0.74%
DBS Group Holdings Ltd.                              58,000        744,708
SIA Engineering Co., Ltd. (b)                       188,000        210,943
Singapore Airport Terminal Services Ltd. (b)         67,000         81,376
Singapore Press Holdings Ltd.                        27,975        436,857
United Overseas Bank Ltd                            250,360      1,636,245
                                                              ------------
                                                                 3,110,129
                                                              ------------

Spain -- 2.95%
Altadis S.A                                         182,292      2,811,643
Banco Popular Espanol S.A                            85,452      2,654,018
Banco Santander Central Hispano S.A                 216,733      2,295,746
Endesa S.A                                           69,958      1,360,680
Telefonica S.A. (b)                                 148,026      3,192,693
                                                              ------------
                                                                12,314,780
                                                              ------------

Sweden -- 3.33%
Electrolux AB, B Shares                             135,090      2,102,358
Ericsson, B Shares                                  262,560      5,223,660
Investor AB, B Shares                               128,160      1,760,720
Nordic Baltic Holdings AB                           435,550      3,302,255
Swedish Match AB                                    496,670      1,540,238
                                                              ------------
                                                                13,929,231
                                                              ------------
Switzerland -- 3.75%
Givaudan (b)                                            269         82,134
Nestle S.A. (Reg.)                                    1,976      3,967,554
New ABB Ltd.                                         16,203      1,945,536
Novartis AG (Reg.)                                    3,039      4,829,209
Roche Holding AG (Gen.)                                 269      2,626,973
Swisscom AG (Reg.)                                    6,343      2,203,920
                                                              ------------
                                                                15,655,326
                                                              ------------

United Kingdom -- 21.25%
Allied Zurich PLC                                   140,194      1,658,642
AstraZeneca PLC                                      41,094      1,919,234
BP Amoco PLC                                        701,884      6,736,726
British Airways PLC                                 291,879      1,679,116
British Telecommunications PLC                      360,551      4,661,427
Charter PLC                                         320,907      1,850,966
De Vere Group PLC                                    80,888        377,163
Diageo PLC                                          302,322      2,714,056
FKI PLC                                             332,763      1,183,851
Glaxo Wellcome PLC                                  288,962      8,429,790
House of Fraser PLC                                 357,685        261,001
HSBC Holdings PLC                                   139,884      1,599,915
Invensys PLC                                        133,000        499,341
Kelda Group PLC                                     383,011      1,872,872

================================================================================

            Global (Ex-U.S.) Equity Fund -- Schedule of Investments


June 30, 2000

--------------------------------------------------------------------------------

                                                    Shares        Value
                                                    ------        -----

Lloyds TSB Group PLC.............................   539,725    $ 5,098,606
Marconi PLC......................................   405,269      5,276,381
Marks & Spencer PLC..............................   356,624      1,253,893
National Power PLC...............................   383,314      2,443,043
Nycomed Amersham PLC.............................   227,876      2,263,063
Peninsular & Oriental Steam Navigation Co........   108,517        929,841
Powergen PLC.....................................   201,812      1,726,194
Prudential Corp. PLC.............................   160,964      2,358,840
Reckitt & Benckiser PLC..........................   102,497      1,148,252
Reed International PLC...........................   307,307      2,675,067
RJB Mining PLC...................................   262,602        222,628
Royal & Sun Alliance Insurance Group PLC.........   442,733      2,875,368
Royal Bank of Scotland Group PLC.................   197,168      3,301,307
Scottish & Newcastle PLC.........................    50,000        408,372
Scottish & Southern Energy PLC...................   305,875      2,806,150
Shell Transport & Trading Co.....................   289,404      2,416,264
SmithKline Beecham PLC...........................   105,000      1,374,991
Tesco PLC........................................   782,592      2,434,678
Thames Water PLC.................................    94,744      1,226,343
Trinity Mirror PLC...............................   177,566      1,594,075
Unilever PLC.....................................   413,082      2,501,443
United News & Media PLC..........................   177,609      2,554,365
Vodafone Group PLC............................... 1,105,309      4,467,754
                                                              ------------
                                                                88,801,018
                                                              ------------
Total Global (Ex-U.S.) Equities
(Cost $310,362,667)..............................              404,344,265
                                                              ------------


                                                     Face
                                                    Amount          Value
                                                    ------          -----
Convertible Bonds -- 0.03%
Australia -- 0.03%
Burns Philp Food North America, Inc.,
 7.500%, due 08/15/03
 (Cost $65,332)..........................    AUD  1,228,664   $    132,046
                                                              ------------

                                                    Shares
                                                   --------
Warrants -- 0.04%
Australia -- 0.04%
Burns, Philip & Co., Ltd. (b)
 (Cost $82,131)..........................         1,228,664        165,980
                                                              ------------
Short-Term Investments -- 1.23%

Investment Companies -- 1.23%
Brinson Supplementary Trust U.S. Cash
 Management Prime Fund
 (Cost $5,129,357).......................         5,129,357      5,129,357
                                                              ------------
Total Investments
 (Cost $315,639,487) -- 98.08% (a).......                      409,771,648

 Cash and other assets,
 less liabilities -- 1.92%...............                        8,032,897
                                                              ------------
Net Assets -- 100%.......................                     $417,804,545
                                                              ============

               See accompanying notes to schedule of investments.

================================================================================

            Global (Ex-U.S.) Equity Fund -- Schedule of Investments

June 30, 2000

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $320,511,470; and net unrealized appreciation consisted of:

             Gross unrealized appreciation..................................    $107,013,078
             Gross unrealized depreciation..................................     (17,752,900)
                                                                                ------------
                   Net unrealized appreciation..............................    $ 89,260,178
                                                                                ============

(b) Non-income producing security

FORWARD FOREIGN CURRENCY CONTRACTS

The Global (Ex-U.S.) Equity Fund had the following open forward foreign currency contracts as of June 30, 2000:

                                                Settlement           Local         Current       Unrealized
                                                   Date            Currency         Value        Gain/(Loss)
                                                ----------        ----------      ---------     ------------
Forward Foreign Currency Buy Contracts
Australian Dollar............................    08/08/00         41,200,000   $  24,752,327   $    (797,456)
British Pound................................    08/08/00         12,350,000      18,710,420           5,189
Canadian Dollar..............................    08/08/00         13,800,000       9,322,435        (200,752)
Euro.........................................    08/08/00         90,900,000      87,351,771      (1,985,349)
Japanese Yen.................................    08/08/00      2,320,000,000      22,085,399          (2,988)
Swedish Krona................................    08/08/00        120,000,000      13,722,786        (361,721)
Swiss Franc..................................    08/08/00         14,000,000       8,641,869        (126,216)

Forward Foreign Currency Sale Contracts
British Pound................................    08/08/00         40,850,000      61,888,313       2,500,938
Canadian Dollar..............................    08/08/00          3,900,000       2,634,601          (4,087)
Euro.........................................    08/08/00         29,200,000      28,060,195        (436,190)
Japanese Yen.................................    08/08/00      7,670,000,000      73,015,089        (271,531)
Swedish Krona................................    08/08/00        120,000,000      13,722,786         192,113
Swiss Franc..................................    08/08/00          4,500,000       2,777,743         (94,860)
                                                                                               -------------
      Total..................................                                                  $  (1,582,910)
                                                                                               =============

================================================================================
80            See accompanying notes to financial statements.

                      This page intentionally left blank.

                 UBS Investment Funds -- Financial Statements

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2000

                                                                                            Global        Global
                                                           Global       Global Equity     Technology      Biotech     Global Bond
                                                            Fund             Fund            Fund          Fund           Fund
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost:
    Unaffiliated issuers............................   $ 301,007,938     $ 56,332,868     $  499,543     $ 638,088    $ 45,532,378
    Affiliated issuers..............................      40,410,397        2,453,941             --            --       5,419,195
  Foreign currency, at cost.........................         231,280           66,558             --            --         133,064
                                                       -------------     ------------     ----------     ---------    ------------
                                                       $ 341,649,615     $ 58,853,367     $  499,543     $ 638,088    $ 51,084,637
                                                       =============     ============     ==========     =========    ============
  Investments, at value:
    Unaffiliated issuers............................   $ 297,391,988     $ 64,620,012     $  546,279     $ 738,295    $ 43,089,980
    Affiliated issuers..............................      47,160,789        2,453,941             --            --       5,419,195
  Foreign currency, at value........................         231,198           67,086             --            --         135,332
  Cash..............................................              --               --             --            --             995
  Receivables:
    Investment securities sold......................       1,770,059        1,841,960         21,621        17,575       5,678,145
    Due from Advisor................................              --               --          4,090         3,257              --
    Dividends.......................................         193,493          107,552             46            --              --
    Interest........................................       1,356,426            1,236            177           317         675,892
    Fund shares sold................................       2,069,859           31,893         27,791       101,961         301,765
    Variation margin................................              --               --             --            --              --
  Other assets......................................           2,184            1,383             --            --              --
  Net unrealized appreciation on forward
    foreign currency contracts......................              --          413,613             --            --              --
                                                       -------------     ------------     ----------     ---------    ------------
    TOTAL ASSETS....................................     350,175,996       69,538,676        600,004       861,405      55,301,304
                                                       -------------     ------------     ----------     ---------    ------------
LIABILITIES:
  Payables:
    Securities loaned...............................      51,691,365               --             --            --              --
    Investment securities purchased.................       2,309,632          201,585         18,310        10,188         213,960
    Investment advisory fees........................         194,797           40,447             --            --          22,948
    Fund shares redeemed............................       1,661,002          359,432             --            --       9,370,003
    Variation margin................................         272,146               --             --            --              --
    Due to custodian bank...........................              --               --             --         8,854              --
    Accrued expenses................................         142,980           73,929          3,034         1,925          58,262
  Net unrealized depreciation on forward
    foreign currency contracts......................         689,875               --             --            --          54,907
                                                       -------------     ------------     ----------     ---------    ------------
    TOTAL LIABILITIES...............................      56,961,797          675,393         21,344        20,967       9,720,080
                                                       -------------     ------------     ----------     ---------    ------------
NET ASSETS..........................................   $ 293,214,199     $ 68,863,283     $  578,660     $ 840,438    $ 45,581,224
                                                       =============     ============     ==========     =========    ============
NET ASSETS CONSIST OF:
  Paid in capital...................................   $ 287,633,867     $ 55,848,764     $  530,572     $ 732,490    $ 55,033,793
  Accumulated undistributed net investment income...              --              --              --            --         335,909
  Accumulated net realized gain (loss)..............       2,362,694        4,303,083          1,352         7,741      (7,333,042)
  Net unrealized appreciation (depreciation)........       3,217,638        8,711,436         46,736       100,207      (2,455,436)
                                                       -------------     ------------     ----------     ---------    ------------
    NET ASSETS......................................   $ 293,214,199     $ 68,863,283     $  578,660     $ 840,438    $ 45,581,224
                                                       =============     ============     ==========     =========    ============
BRINSON CLASS I
  Net assets........................................   $ 284,228,604     $ 40,538,328     $  223,553     $ 691,460    $ 43,466,600
                                                       =============     ============     ==========     =========    ============
  Shares outstanding................................      25,255,651        3,249,678         19,786        57,263       4,825,867
                                                       =============     ============     ==========     =========    ============
  Net asset value, offering and redemption
    price per share.................................   $       11.25     $      12.47     $    11.30     $   12.08    $       9.01
                                                       =============     ============     ==========     =========    ============
BRINSON CLASS N:
  Net assets........................................   $     202,037     $    224,292     $    1,130     $   1,207    $        782
                                                       =============     ============     ==========     =========    ============
  Shares outstanding................................          18,035           18,033            100           100              86
                                                       =============     ============     ==========     =========    ============
  Net asset value, offering and redemption
    price per share.................................   $       11.20     $      12.44      $   11.30     $   12.07    $       9.09
                                                       =============     ============     ==========     =========    ============
UBS INVESTMENT FUNDS CLASS:
  Net assets........................................   $   8,783,558     $ 28,100,663      $ 353,977     $ 147,771    $  2,113,842
                                                       =============     ============     ==========     =========    ============
  Shares outstanding................................         786,388        2,264,523         31,355        12,240         235,559
                                                       =============     ============     ==========     =========    ============
  Net asset value, offering and redemption
    price per share.................................   $       11.17     $      12.41      $   11.29     $   12.07    $       8.97
                                                       =============     ============     ==========     =========    ============

================================================================================
82              See accompanying notes to financial statements.

                 UBS Investment Funds -- Financial Statements

--------------------------------------------------------------------------------

                                   U.S.         U.S.            U.S.                                       Global
U.S. Balanced   U.S. Equity     Large Cap     Large Cap      Small Cap       U.S. Bond     High Yield     (Ex-U.S)
    Fund            Fund       Equity Fund   Growth Fund    Growth Fund        Fund           Fund       Equity Fund
---------------------------------------------------------------------------------------------------------------------
$ 11,777,644   $164,986,101   $ 15,674,981   $ 11,049,729   $ 33,685,619   $ 62,291,605   $ 49,824,626   $310,510,130
     623,691        849,414      1,215,982             --      2,503,641        217,046     10,185,196      5,129,357
          --             --             --             --             --             --             --      1,590,185
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 12,410,335   $165,835,515   $ 16,890,963   $ 11,049,729   $ 36,189,260   $ 62,508,651   $ 60,009,822   $317,229,672
============   ============   ============   ============   ============   ============   ============   ============

$ 11,679,583   $187,707,771   $ 14,681,033   $ 12,599,299   $ 49,928,176   $ 60,006,339   $ 46,293,624   $404,642,291
     623,691        849,414      1,215,982             --      2,503,641        217,046     10,185,196      5,129,357
          --             --             --             --             --             --             --      1,587,725
      74,669             --         56,250         18,750             --             --             --             --

     425,781      1,637,443        222,055             --        837,682        760,531             --      2,539,311
          --             --          5,193          2,191             --             --             --             --
       6,282        212,488         20,888          4,431          2,259             --             --        740,368
      59,354         27,281            730          3,189          2,400        727,982        980,928         34,963
       9,979        160,436         24,481      1,250,964      2,057,388      2,144,030        146,988      8,306,076
          --         12,625          7,575             --             --             --             --             --
          --             --             --             --             --            451             --             --

          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  12,879,339    190,607,458     16,234,187     13,878,824     55,331,546     63,856,379     57,606,736    422,980,091
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

          --             --             --             --             --             --             --             --
     419,328      1,301,715        170,722        708,750        391,228      1,105,361      1,016,965      1,141,416
       7,460         66,878             --             --         35,597          4,380         17,752        280,841
       5,810      1,585,937         81,864         14,023        215,243      1,064,617      3,523,751      2,052,645
      17,745             --             --            953             --             --             --             --
          --             --             --             --             --          1,709             --             --
      54,615         88,831         30,766         85,831         41,304         32,473         38,754        117,734

          --             --             --             --             --             --             --      1,582,910
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     504,958      3,043,361        283,352        809,557        683,372      2,208,540      4,597,222      5,175,546
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 12,374,381   $187,564,097   $ 15,950,835   $ 13,069,267   $ 54,648,174   $ 61,647,839   $ 53,009,514   $417,804,545
============   ============   ============   ============   ============   ============   ============   ============

$ 14,375,291   $166,431,820   $ 23,039,476   $ 10,447,588   $ 30,141,261   $ 66,462,617   $ 58,700,942   $312,288,833
     178,497      4,239,650             --             --             --      1,417,249      1,495,285             --
  (2,206,054)    (5,824,621)    (6,086,797)     1,073,930      8,264,356     (3,946,761)    (3,655,711)    12,982,737
      26,647     22,717,248     (1,001,844)     1,547,749     16,242,557     (2,285,266)    (3,531,002)    92,532,975
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 12,374,381   $187,564,097   $ 15,950,835   $ 13,069,267   $ 54,648,174   $ 61,647,839   $ 53,009,514   $417,804,545
============   ============   ============   ============   ============   ============   ============   ============

$ 11,136,032   $167,870,183   $ 15,758,324   $  5,885,011   $ 50,974,940   $ 58,121,065   $ 50,844,798   $411,984,628
============   ============   ============   ============   ============   ============   ============   ============
   1,296,639     10,448,418      2,106,508        385,178      3,132,204      5,813,445      5,529,623     30,355,206
============   ============   ============   ============   ============   ============   ============   ============

$       8.59   $      16.07   $       7.48   $      15.28   $      16.27   $      10.00   $       9.19   $      13.57
============   ============   ============   ============   ============   ============   ============   ============

$      1,106   $  7,191,363   $     35,006   $      1,368   $      1,847   $      1,169   $      1,028   $      1,208
============   ============   ============   ============   ============   ============   ============   ============
         129        450,175          4,662             90            114            117            112             89
============   ============   ============   ============   ============   ============   ============   ============

$       8.57   $      15.97   $       7.51   $      15.20   $      16.20   $       9.99   $       9.18   $      13.57
============   ============   ============   ============   ============   ============   ============   ============

$  1,237,243   $ 12,502,551   $    157,505   $  7,182,888   $  3,671,387   $  3,525,605   $  2,163,688   $  5,818,709
============   ============   ============   ============   ============   ============   ============   ============
     145,236        783,650         21,200        476,113        228,312        354,856        236,022        435,360
============   ============   ============   ============   ============   ============   ============   ============

$       8.52   $      15.95   $       7.43   $      15.09   $      16.08   $       9.94   $       9.17   $      13.37
============   ============   ============   ============   ============   ============   ============   ============

================================================================================

                  UBS Investment Funds -- Financial Statements


--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED
JUNE 30, 2000

                                                                                        Global*        Global**
                                                            Global   Global Equity     Technology      Biotech   Global Bond
                                                             Fund        Fund             Fund          Fund         Fund
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Dividends.......................................   $  2,749,313    $ 1,261,596   $        46     $     --  $      43,183
     Interest........................................      8,012,042         79,263           358          317      4,268,523
     Securities lending-net..........................        239,626             --            --           --             --
     Foreign tax withheld............................       (208,685)       (90,155)           --           --        (18,681)
                                                        ------------    -----------   -----------     --------   ------------
          TOTAL INCOME...............................     10,792,296      1,250,704           404          317      4,293,025
                                                        ------------    -----------   -----------     --------   ------------

EXPENSES:
     Advisory........................................      2,899,741        639,859           549          480        597,228
     Administration..................................        250,979             --            --           --             --
     Professional....................................        145,844         49,112         2,556        2,059         48,296
     Printing........................................        123,158         83,429           504          406         55,840
     Distribution....................................        103,485        288,672           256            7         17,645
     Custodian.......................................         69,831         36,245            13           14         28,308
     Registration....................................         34,880         29,350         1,188          957         53,690
     Other...........................................         71,705         22,654           441          366         55,557
                                                        ------------    -----------   -----------     --------   ------------
          TOTAL EXPENSES.............................      3,699,623      1,149,321         5,507        4,289        856,564
                                                        ------------    -----------   -----------     --------   ------------
          Expenses waived by Advisor.................             --        (54,359)       (4,639)      (3,737)       (91,069)
          Earnings credits...........................         (2,276)        (6,515)           --           --           (428)
                                                        ------------    -----------   -----------     --------   ------------
          NET EXPENSES...............................      3,697,347      1,088,447           868          552        765,067
                                                        ------------    -----------   -----------     --------   ------------
          NET REALIZED INVESTMENT INCOME (LOSS)......      7,094,949        162,257          (464)        (235)     3,527,958
                                                        ------------    -----------   -----------     --------   ------------
  NET REALIZED AND UNREALIZED GAIN (LOSS):
     Investments.....................................     18,961,366      9,939,571         1,624        9,364     (2,820,354)
     Futures contracts...............................     (3,937,165)       (36,304)           --           --             --
     Foreign currency transactions...................     (6,047,250)    (1,428,985)           --       (1,388)    (5,716,144)
                                                        ------------    -----------   -----------     --------   ------------
          Net realized gain (loss)...................      8,976,951      8,474,282         1,624        7,976     (8,536,498)
                                                        ------------    -----------   -----------     --------   ------------
  Change in net unrealized appreciation
     or depreciation on:
     Investments and foreign currency................    (22,852,102)    (7,942,884)       46,736      100,207      2,567,911
     Futures contracts...............................      3,453,796             --            --           --        661,078
     Forward contracts...............................     (2,097,895)       282,864            --           --      1,270,002
 Translation of other assets and liabilities
          denominated in foreign currency............         51,494         13,066            --           --         86,792
                                                        ------------    -----------   -----------     --------   ------------
          Change in net unrealized appreciation
            or depreciation..........................    (21,444,707)    (7,646,954)       46,736      100,207      3,924,705
                                                        ------------    -----------   -----------     --------   ------------
  Net realized and unrealized gain (loss)............    (12,467,756)       827,328        48,360      108,183     (4,611,793)
                                                        ------------    -----------   -----------     --------   ------------
  Net increase (decrease) in net assets resulting
     from operations.................................   $ (5,372,807)   $   989,585   $    47,896     $107,948   $ (1,083,835)
                                                        ============    ===========   ===========     ========   ============

      *   Commencement of investment operations was May 26, 2000

     **   Commencement of investment operations was June 2, 2000

================================================================================
84              See accompanying notes to financial statements.

                  UBS Investment Funds -- Financial Statements

-------------------------------------------------------------------------------

                                     U.S.           U.S.           U.S.                                         Global
U.S. Balanced     U.S. Equity     Large Cap      Large Cap      Small Cap      U.S. Bond      High Yield      (Ex-U.S.)
    Fund              Fund       Equity Fund    Growth Fund    Growth Fund        Fund            Fund       Equity Fund
--------------------------------------------------------------------------------------------------------------------------
$    219,595    $    7,423,217   $   404,074    $    67,519   $    122,738    $     79,168   $         --    $  8,949,581
     865,703           907,483        53,714         23,453        120,571       6,069,432      5,703,173         735,552
          --                --            --             --             --              --             --         147,942
          --                --            --             --             --              --             --        (807,226)
------------    --------------   ------------   -----------   ------------    ------------   ------------    ------------
   1,085,298         8,330,700       457,788         90,972        243,309       6,148,600      5,703,173       9,025,849
------------    --------------   ------------   -----------   ------------    ------------   ------------    ------------

     199,072         3,376,519       163,052         71,140        445,220         452,989        336,440       3,822,993
          --            29,949            --             --             --              --             --         358,405
      28,500           197,716        37,014         32,278         39,299          41,267         36,805         125,346
       9,211           234,243        38,830         22,085         25,990          46,542         28,651          59,963
       7,529           221,543         3,407         50,192         13,614          23,917         36,379          55,727
         718            12,587         2,597          6,767          1,229           3,924          3,158         253,105
      34,546            54,881        42,214         32,432         36,281          39,484         38,132          34,858
      16,771           119,773        10,474         24,809         34,449          21,988         38,648         107,368
------------    --------------   ------------   -----------   ------------    ------------   ------------    ------------
     296,347         4,247,211       297,588        239,703        596,082         630,111        518,213       4,817,765
------------    --------------   ------------   -----------   ------------    ------------   ------------    ------------
     (57,436)         (160,099)     (108,284)      (101,585)       (69,313)        (60,829)       (87,728)             --
          (7)             (528)          (15)        (6,513)           (69)         (1,659)        (1,756)             --
------------    --------------   ------------   -----------   ------------    ------------   ------------    ------------
     238,904         4,086,584       189,289        131,605        526,700         567,623        428,729       4,817,765
------------    --------------   ------------   -----------   ------------    ------------   ------------    ------------
     846,394         4,244,116       268,499        (40,633)      (283,391)      5,580,977      5,274,444       4,208,084
------------    --------------   ------------   -----------   ------------    ------------   ------------    ------------

  (1,183,394)       12,361,736     (4,203,112)    1,333,599     14,184,229      (2,898,299)    (3,589,002)     48,286,353
    (819,701)       (1,065,527)        33,037       (26,358)            --              --             --            (477)
          --                --             --            --             --              --             --      (6,868,873)
------------    --------------   ------------   -----------   ------------    ------------   ------------    ------------
  (2,003,095)       11,296,209     (4,170,075)    1,307,241     14,184,229      (2,898,299)    (3,589,002)     41,417,003
------------    --------------   ------------   -----------   ------------    ------------   ------------    ------------

  (2,957,865)     (145,728,152)    (3,189,824)      497,407     12,102,689         218,149     (1,386,533)     16,453,119
     661,078            (4,422)        (7,896)       (1,821)            --              --             --              --
          --                --             --            --             --              --             --      (1,101,620)

          --                --             --            --             --              --             --          19,644
------------    --------------   ------------   -----------   ------------    ------------   ------------    ------------

  (2,296,787)     (145,732,574)    (3,197,720)      495,586     12,102,689         218,149     (1,386,533)     15,371,143
------------    --------------   ------------   -----------   ------------    ------------   ------------    ------------
  (4,299,882)     (134,436,365)    (7,367,795)    1,802,827     26,286,918      (2,680,150)    (4,975,535)     56,788,146
------------    --------------   ------------   -----------   ------------    ------------   ------------    ------------

$ (3,453,488)   $ (130,192,249)  $ (7,099,296)  $ 1,762,194   $ 26,003,527    $  2,900,827   $    298,909    $ 60,996,230
============    ==============   ============   ===========   ============    ============   ============    ============

================================================================================

                  UBS Investment Funds -- Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED JUNE 30, 2000

                                                                                                     Global
                                                                                                      Fund
                                                                                                 ---------------
CASH FLOWS FROM OPERATING ACTIVITIES:
 Net decrease in net assets resulting from operations.........................................   $    (5,372,807)
 Adjustments to reconcile net decrease in net assets resulting from operations to net cash used for operating activities:
  Net realized and unrealized loss on investments.............................................        12,467,756
  Decrease in receivable for investment securities sold.......................................         7,123,722
  Decrease in dividends and interest receivable...............................................         1,684,342
  Increase in other assets....................................................................            (2,184)
  Decrease in payable for securities purchased................................................       (22,903,530)
  Decrease in payable for investment advisory fee.............................................          (126,514)
  Decrease in accrued expenses................................................................           (62,552)
  Decrease in variation margin................................................................          (252,979)
  Net amortization of premium.................................................................           523,499
                                                                                                 ---------------
     Net cash used for operating activities...................................................        (6,921,247)
                                                                                                 ---------------

CASH FLOWS FROM INVESTING ACTIVITIES:
 Purchases of investments.....................................................................      (759,492,570)
 Proceeds from sales of investments...........................................................     1,010,245,660
 Net realized loss on futures contracts.......................................................        (3,937,165)
 Net realized loss on foreign currency transactions...........................................        (6,047,250)
 Change in net unrealized appreciation or depreciation on futures contracts...................         3,453,796
 Change in net unrealized appreciation or depreciation on other assets and liabilities........            51,494
 Net decrease in foreign currency.............................................................         2,144,534
                                                                                                 ---------------
     Net cash provided by investing activities................................................       246,418,499
                                                                                                 ---------------

CASH FLOWS FROM FINANCING ACTIVITIES:
 Net capital shares transactions..............................................................      (193,609,810)
 Net decrease from securities lending.........................................................       (45,782,809)
 Dividends and capital gain distributions paid................................................        (1,895,986)
                                                                                                 ---------------
     Net cash used for financing activities...................................................      (241,288,605)
                                                                                                 ---------------
Net decrease in cash..........................................................................        (1,791,353)

CASH AT BEGINNING OF YEAR.....................................................................         1,791,353
                                                                                                 ---------------

CASH AT END OF YEAR...........................................................................   $            --
                                                                                                 ===============

================================================================================
86              See accompanying notes to financial statements.

                      This page intentionally left blank.

                 UBS Investment Funds -- Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            Global Fund                    Global Equity Fund
                                                                 --------------------------------     ------------------------------
                                                                        Year Ended June 30,                Year Ended June 30,
                                                                     2000                 1999          2000                 1999
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss).............................     $   7,094,949       $  12,109,444  $     162,257    $      497,109
   Net realized gain (loss).................................         8,976,951          44,693,620      8,474,282         5,596,677
   Change in net unrealized appreciation or depreciation....       (21,444,707)        (37,993,047)    (7,646,954)        1,132,303
                                                                 -------------       -------------  -------------    --------------
   Net increase (decrease) in net assets from operations....        (5,372,807)         18,810,017        989,585         7,226,089
                                                                 -------------       -------------  -------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
   Brinson Class I:
      Distributions from net investment income..............        (4,971,880)        (17,500,696)      (229,745)         (384,423)
      Distributions from net realized gains.................       (14,468,448)        (31,201,392)    (3,607,561)         (352,100)
                                                                 -------------       -------------  -------------    --------------
   Total Class I distributions..............................       (19,440,328)        (48,702,088)    (3,837,306)         (736,523)
                                                                 -------------       -------------  -------------    --------------
   Brinson Class N:
      Distributions from net investment income..............           (18,729)            (52,645)          (986)           (2,181)
      Distributions from net realized gains.................           (59,854)            (97,443)       (19,859)           (2,950)
                                                                 -------------       -------------  -------------    --------------
   Total Class N distributions..............................           (78,583)           (150,088)       (20,845)           (5,131)
                                                                 -------------       -------------  -------------    --------------
   UBS Investment Funds Class:
      Distributions from net investment income..............          (181,202)           (753,377)       (77,666)         (219,326)
      Distributions from net realized gains.................          (720,519)         (1,710,286)    (3,756,176)         (713,059)
                                                                 -------------       -------------  -------------    --------------
   Total UBS Investment Funds Class distributions...........          (901,721)         (2,463,663)    (3,833,842)         (932,385)
                                                                 -------------       -------------  -------------    --------------
   Decrease in net assets from distributions................       (20,420,632)        (51,315,839)    (7,691,993)       (1,674,039)
                                                                 -------------       -------------  -------------    --------------
CAPITAL SHARE TRANSACTIONS BY CLASS:
   Brinson Class I:
      Shares sold...........................................       378,057,007         404,497,836     31,965,448        30,206,170
      Shares issued on reinvestment of distributions........        17,592,753          45,438,730      3,143,195           661,376
      Shares redeemed.......................................      (556,236,057)       (617,784,220)   (33,431,209)      (14,484,716)
                                                                 -------------       -------------  -------------    --------------
   Total Brinson Class I transactions.......................      (160,586,297)       (167,847,654)     1,677,434        16,382,830
                                                                 -------------       -------------  -------------    --------------
   Brinson Class N:
      Shares sold...........................................            85,811             401,372             --           200,000
      Shares issued on reinvestment of distributions........            68,059             148,599         20,844             5,130
      Shares redeemed.......................................        (1,405,050)            (53,226)        (1,198)               --
                                                                 -------------       -------------  -------------    --------------
   Total Brinson Class N transactions.......................        (1,251,180)            496,745         19,646           205,130
                                                                 -------------       -------------  -------------    --------------
   UBS Investment Funds Class:
      Shares sold...........................................           385,340           5,622,287      3,098,087         4,402,461
      Shares issued on reinvestment of distributions........           863,834           2,326,850      3,281,750           795,940
      Shares redeemed.......................................       (13,120,314)        (14,718,874)   (18,879,433)      (22,842,212)
                                                                 -------------       -------------  -------------    --------------
   Total UBS Investment Funds Class transactions............       (11,871,140)         (6,769,737)   (12,499,596)      (17,643,811)
                                                                 -------------       -------------  -------------    --------------
   Net increase (decrease) in net assets resulting from
      capital share transactions............................      (173,708,617)       (174,120,646)   (10,802,516)       (1,055,851)
                                                                 -------------       -------------  -------------    --------------
   Increase (Decrease) in Net Assets........................      (199,502,056)       (206,626,468)   (17,504,924)        4,496,199
   Net Assets, Beginning of Period..........................       492,716,255         699,342,723     86,368,207        81,872,008
                                                                 -------------       -------------  -------------    --------------
   Net Assets, End of Period................................     $ 293,214,199       $ 492,716,255  $  68,863,283    $   86,368,207
                                                                 =============       =============  =============    ==============
   Net assets include accumulated undistributed
           net investment income............................     $          --       $     753,116  $          --    $      302,311
                                                                 =============       =============  =============    ==============

   Share Transactions:
   Brinson Class I:
      Shares sold...........................................        33,602,761          33,634,272      2,577,643         2,413,314
      Shares issued on reinvestment of distributions........         1,590,665           3,914,936        257,009            54,126
      Shares redeemed.......................................       (48,975,929)        (50,809,625)    (2,721,479)       (1,142,595)
                                                                 -------------       -------------  -------------    --------------
   Total Brinson Class I transactions.......................       (13,782,503)        (13,260,417)       113,173         1,324,845
                                                                 -------------       -------------  -------------    --------------
   Brinson Class N:
      Shares sold...........................................             7,386              31,878             --            15,911
      Shares issued on reinvestment of distributions........             6,165              12,826          1,707               426
      Shares redeemed.......................................          (127,026)             (4,388)           (98)               --
                                                                 -------------       -------------  -------------    --------------
   Total Brinson Class N transactions.......................          (113,475)             40,316          1,609            16,337
                                                                 -------------       -------------  -------------    --------------
   UBS Investment Funds Class:
      Shares sold...........................................            33,492             469,115        243,526           352,164
      Shares issued on reinvestment of distributions........            78,388             201,293        268,566            66,261
      Shares redeemed.......................................        (1,170,744)         (1,220,493)    (1,533,100)       (1,860,700)
                                                                 -------------       -------------  -------------    --------------
   Total UBS Investment Funds Class transactions............        (1,058,864)           (550,085)    (1,021,008)       (1,442,275)
                                                                 -------------       -------------  -------------    --------------

*   Commencement of investment operations

================================================================================
88                    See accompanying notes to financial statements.

                 UBS Investment Funds -- Financial Statements

--------------------------------------------------------------------------------

    Global             Global
Technology Fund     Biotech Fund            Global Bond Fund               U.S. Balanced Fund
---------------    -------------    ------------------------------    ----------------------------
  May 26, 2000*    June 2, 2000*
    Through          Through              Year Ended June 30,             Year Ended June 30,
 June 30, 2000     June 30, 2000         2000             1999            2000            1999
--------------------------------------------------------------------------------------------------
$          (464)   $        (235)   $   3,527,958    $   5,139,936    $    846,394   $   1,558,422
          1,624            7,976       (8,536,498)       1,499,627      (2,003,095)      4,257,213
         46,736          100,207        3,924,705       (6,052,418)     (2,296,787)     (5,162,345)
---------------    -------------    -------------    -------------    ------------   -------------
         47,896          107,948       (1,083,835)         587,145      (3,453,488)        653,290
---------------    -------------    -------------    -------------    ------------   -------------

             --               --       (1,118,342)      (5,705,972)       (815,029)     (2,554,055)
             --               --          (82,557)        (925,451)       (225,248)     (9,074,452)
---------------    -------------    -------------    -------------    ------------   -------------
             --               --       (1,200,899)      (6,631,423)     (1,040,277)    (11,628,507)
---------------    -------------    -------------    -------------    ------------   -------------

             --               --               --          (13,166)            (31)            (68)
             --               --               (1)            (811)             (7)           (243)
---------------    -------------    -------------    -------------    ------------   -------------
             --               --               (1)         (13,977)            (38)           (311)
---------------    -------------    -------------    -------------    ------------   -------------

             --               --          (43,991)        (180,397)        (37,261)       (123,921)
             --               --           (4,026)         (35,005)        (10,418)       (483,100)
---------------    -------------    -------------    -------------    ------------   -------------
             --               --          (48,017)        (215,402)        (47,679)       (607,021)
---------------    -------------    -------------    -------------    ------------   -------------
             --               --       (1,248,917)      (6,860,802)     (1,087,994)    (12,235,839)
---------------    -------------    -------------    -------------    ------------   -------------


        208,013           87,520       25,700,559      110,539,879      11,292,015      12,704,822
             --               --        1,040,704        4,679,150       1,016,548      11,512,192
             --               --      (73,843,125)    (107,591,860)    (34,385,369)    (56,107,946)
---------------    -------------    -------------    -------------    ------------   -------------
        208,013           87,520      (47,101,862)       7,627,169     (22,076,806)    (31,890,932)
---------------    -------------    -------------    -------------    ------------   -------------

             --               --            1,912        1,120,104              --          15,306
             --               --                1            5,581              38             311
             --               --       (1,106,396)            (871)            (96)        (15,210)
---------------    -------------    -------------    -------------    ------------   -------------
             --               --       (1,104,483)       1,124,814             (58)            407
---------------    -------------    -------------    -------------    ------------   -------------

        320,741          144,960          366,668        4,222,107         147,189       1,464,212
             --               --           38,350          187,579          41,422         523,561
             --               --       (2,630,429)      (4,202,489)       (588,978)     (1,558,776)
---------------    -------------    -------------    -------------    ------------   -------------
        320,741          144,960       (2,225,411)         207,197        (400,367)        428,997
---------------    -------------    -------------    -------------    ------------   -------------

        528,754          232,480      (50,431,756)       8,959,180     (22,477,231)    (31,461,528)
---------------    -------------    -------------    -------------    ------------   -------------
        576,650          340,428      (52,764,508)       2,685,523     (27,018,713)    (43,044,077)
          2,010          500,010       98,345,732       95,660,209      39,393,094      82,437,171
---------------    -------------    -------------    -------------    ------------   -------------
$       578,660    $     840,438    $  45,581,224    $  98,345,732    $ 12,374,381   $  39,393,094
===============    =============    =============    =============    ============   =============


$            --    $          --    $     335,909    $   1,161,994    $    178,497   $     200,223
===============    =============    =============    =============    ============   =============


         19,785            7,462        2,835,427       11,338,295       1,279,917       1,174,303
             --               --          113,243          484,490         119,214       1,235,079
             --               --       (8,240,771)     (11,403,020)     (4,112,896)     (4,977,791)
---------------    -------------    -------------    -------------    ------------   -------------
         19,785            7,462       (5,292,101)         419,765      (2,713,765)     (2,568,409)
---------------    -------------    -------------    -------------    ------------   -------------


             --               --              210          117,021              --           1,652
             --               --               --              579               4              33
             --               --         (118,588)             (90)            (10)         (1,641)
---------------    -------------    -------------    -------------    ------------   -------------
             --               --         (118,378)         117,510              (6)             44
---------------    -------------    -------------    -------------    ------------   -------------

         31,255           12,140           40,841          432,357          16,973         135,474
             --               --            4,177           19,366           4,883          56,474
             --               --         (292,883)        (434,492)        (68,563)       (154,266)
---------------    -------------    -------------    -------------    ------------   -------------
         31,255           12,140         (247,865)          17,231         (46,707)         37,682
---------------    -------------    -------------    -------------    ------------   -------------

================================================================================

          UBS Investment Funds -- Financial Statements


--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                             U.S. Large Cap
                                                                       U.S Equity Fund                        Equity Fund
                                                                ------------------------------        ----------------------------
                                                                     Year Ended June 30,                  Year Ended June 30,
                                                                   2000             1999                2000             1999
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)...............................   $   4,244,116    $   5,562,471        $    268,499    $    185,687
  Net realized gain (loss)...................................      11,296,209       53,949,031          (4,170,075)        339,283
  Change in net unrealized appreciation or depreciation......    (145,732,574)      51,667,938          (3,197,720)      2,374,562
                                                                -------------    -------------        ------------    ------------
  Net increase (decrease) in net assets from operations......    (130,192,249)     111,179,440          (7,099,296)      2,899,532
                                                                -------------    -------------        ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
  Brinson Class I:
    Distributions from net investment income.................      (1,354,937)      (5,223,351)           (260,485)        (87,626)
    Distributions from net realized gains....................     (46,078,258)     (36,404,562)         (2,112,124)             --
                                                                -------------    -------------        ------------    ------------
  Total Brinson Class I distributions........................     (47,433,195)     (41,627,913)         (2,372,609)        (87,626)
                                                                -------------    -------------        ------------    ------------
  Brinson Class N:
    Distributions from net investment income.................         (12,687)         (28,171)             (3,358)        (69,880)
    Distributions from net realized gains....................        (773,650)        (234,496)            (67,254)             --
                                                                -------------    -------------        ------------    ------------
  Total Brinson Class N distributions........................        (786,337)        (262,667)            (70,612)        (69,880)
                                                                -------------    -------------        ------------    ------------
  UBS Investment Funds Class:
    Distributions from net investment income.................              --         (190,578)               (854)            (12)
    Distributions from net realized gains....................      (5,191,383)      (3,937,537)             (6,269)             --
                                                                -------------    -------------        ------------    ------------
  Total UBS Investment Funds Class distributions.............      (5,191,383)      (4,128,115)             (7,123)            (12)
                                                                -------------    -------------        ------------    ------------
  Decrease in net assets from distributions..................     (53,410,915)     (46,018,695)         (2,450,344)       (157,518)
                                                                -------------    -------------        ------------    ------------
CAPITAL SHARE TRANSACTIONS BY CLASS:
  Brinson Class I:
    Shares sold..............................................     122,681,959      272,587,287          20,498,512      24,164,112
    Shares issued on reinvestment of distributions...........      46,438,462       40,726,871           1,882,863          77,433
    Shares redeemed..........................................    (549,708,344)    (265,910,621)        (20,540,523)     (3,862,037)
                                                                -------------    -------------        ------------    ------------
  Total Brinson Class I transactions.........................    (380,587,923)      47,403,537           1,840,852      20,379,508
                                                                -------------    -------------        ------------    ------------
  Brinson Class N:
    Shares sold..............................................       6,190,218        8,022,220              23,427         684,700
    Shares issued on reinvestment of distributions...........          39,033          239,980              70,611          69,880
    Shares redeemed..........................................      (4,286,205)      (1,768,705)         (3,038,230)    (13,638,399)
                                                                -------------    -------------        ------------    ------------
  Total Brinson Class N transactions.........................       1,943,046        6,493,495          (2,944,192)    (12,883,819)
                                                                -------------    -------------        ------------    ------------
UBS Investment Funds Class:
  Shares sold................................................         885,348       26,390,598             184,571           4,617
  Shares issued on reinvestment of distributions.............       1,938,596        1,678,518               7,113              11
  Shares redeemed............................................     (43,062,328)     (18,175,221)            (17,573)             --
                                                                -------------    -------------        ------------    ------------
Total UBS Investment Funds Class transactions................     (40,238,384)       9,893,895             174,111           4,628
                                                                -------------    -------------        ------------    ------------
Net increase (decrease) in net assets resulting from
  capital share transactions.................................    (418,883,261)      63,790,927            (929,229)      7,500,317
                                                                -------------    -------------        ------------    ------------
Increase (Decrease) in Net Assets............................    (602,486,425)     128,951,672         (10,478,869)     10,242,331
Net Assets, Beginning of Period..............................     790,050,522      661,098,850          26,429,704      16,187,373
                                                                -------------    -------------        ------------    ------------
Net Assets, End of Period....................................   $ 187,564,097    $ 790,050,522        $ 15,950,835    $ 26,429,704
                                                                =============    =============        ============    ============

Net assets include accumulated undistributed
  net investment income......................................   $   4,239,650    $   1,363,158        $         --    $     81,256
                                                                =============    =============        ============    ============
Share Transactions:
Brinson Class I:
  Shares sold................................................       7,021,481       14,157,093           2,464,710       2,384,176
  Shares issued on reinvestment of distributions.............       2,790,780        2,164,601             231,926           7,506
  Shares redeemed............................................     (32,569,089)     (13,543,224)         (2,626,652)       (370,824)
                                                                -------------    -------------        ------------    ------------
Total Brinson Class I transactions...........................     (22,756,828)       2,778,470              69,984       2,020,858
                                                                -------------    -------------        ------------    ------------
Brinson Class N:
  Shares sold................................................         355,231          417,980                 952          61,091
  Shares issued on reinvestment of distributions.............           2,356           12,904               8,644           7,094
  Shares redeemed............................................        (260,962)         (90,831)           (342,514)     (1,369,240)
                                                                -------------    -------------        ------------    ------------
Total Brinson Class N transactions...........................          96,625          340,053            (332,918)     (1,301,055)
                                                                -------------    -------------        ------------    ------------
UBS Investment Funds Class:
  Shares sold................................................          44,999        1,317,474              22,263             427
  Shares issued on reinvestment of distributions.............         116,996           89,839                 884               1
  Shares redeemed............................................      (2,612,305)        (950,265)             (2,479)             --
                                                                -------------    -------------        ------------    ------------
Total UBS Investment Funds Class transactions................      (2,450,310)         457,048              20,668             428
                                                                -------------    -------------        ------------    ------------

*Reflects the Fund's change in fiscal year end from December 31 to June 30

================================================================================
                See accompanying notes to financial statements.

                 UBS Investment Funds  -- Financial Statements

--------------------------------------------------------------------------------

           U.S. Large Cap                               U.S. Small Cap
            Growth Fund                                   Growth Fund                               U.S. Bond Fund
--------------------------------------      ---------------------------------------          -------------------------------
 Year Ended       Six Months Ended*              Year Ended      Six Months Ended*                 Year Ended June 30,
June 30, 2000      June 30, 1999                June 30, 2000      June 30, 1999                  2000             1999
------------------------------------------------------------------------------------------------------------------------------------
$     (40,633)    $       (123)              $    (283,391)    $     (68,177)                $   5,580,977    $   4,517,147
    1,307,241          408,525                  14,184,229          (633,451)                   (2,898,299)        (338,906)
      495,586          463,877                  12,102,689         1,970,811                       218,149       (3,036,340)
-------------     ------------               -------------     -------------                 -------------    -------------
    1,762,194          872,279                  26,003,527         1,269,183                     2,900,827        1,141,901
-------------     ------------               -------------     -------------                 -------------    -------------

           --               --                          --                --                    (4,678,165)      (3,583,162)
     (226,909)              --                          --                --                            --       (1,038,553)
-------------     ------------               -------------     -------------                 -------------    -------------
     (226,909)              --                          --                --                    (4,678,165)      (4,621,715)
-------------     ------------               -------------     -------------                 -------------    -------------

           --               --                          --                --                           (71)             (46)
          (80)              --                          --                --                            --              (16)
-------------     ------------               -------------     -------------                 -------------    -------------
          (80)              --                          --                --                           (71)             (62)
-------------     ------------               -------------     -------------                 -------------    -------------

           --               --                          --                --                      (374,662)        (229,168)
     (376,172)              --                          --                --                            --          (68,968)
-------------     ------------               -------------     -------------                 -------------    -------------
     (376,172)              --                          --                --                      (374,662)        (298,136)
-------------     ------------               -------------     -------------                 -------------    -------------
     (603,161)              --                          --                --                    (5,052,898)      (4,919,913)
-------------     ------------               -------------     -------------                 -------------    -------------

    4,048,482          451,776                  29,765,229        22,702,120                    70,180,980      165,316,122
      217,384               --                          --                --                     4,552,534        4,042,561
   (1,701,110)      (2,143,629)                (38,928,066)      (11,346,801)                 (106,749,956)    (112,692,202)
-------------     ------------               -------------     -------------                 -------------    -------------
    2,564,756       (1,691,853)                 (9,162,837)       11,355,319                   (32,016,442)      56,666,481
-------------     ------------               -------------     -------------                 -------------    -------------

           --               --                          --                --                            --           25,964
           80               --                          --                --                            71               62
           --               --                          --                --                            --          (25,905)
-------------     ------------               -------------     -------------                 -------------    -------------
           80               --                          --                --                            71              121
-------------     ------------               -------------     -------------                 -------------    -------------

    5,084,906        4,781,902                   2,415,418           858,153                     1,492,544        6,222,123
      376,172               --                          --                --                       310,529          229,364
   (4,200,579)         (26,217)                   (459,900)         (240,000)                   (4,032,375)      (2,612,918)
-------------     ------------               -------------     -------------                 -------------    -------------
    1,260,499        4,755,685                   1,955,518           618,153                    (2,229,302)       3,838,569
-------------     ------------               -------------     -------------                 -------------    -------------

    3,825,335        3,063,832                  (7,207,319)       11,973,472                   (34,245,673)      60,505,171
-------------     ------------               -------------     -------------                 -------------    -------------
    4,984,368        3,936,111                  18,796,208        13,242,655                   (36,397,744)      56,727,159
    8,084,899        4,148,788                  35,851,966        22,609,311                    98,045,583       41,318,424
-------------     ------------               -------------     -------------                 -------------    -------------
$  13,069,267    $   8,084,899               $  54,648,174     $  35,851,966                 $  61,647,839    $  98,045,583
=============    =============               =============     =============                 =============    =============

$          --    $          --               $          --     $          --                 $   1,417,249    $     961,121
=============    =============               =============     =============                 =============    =============

      276,574           35,111                   2,526,985         2,641,837                     6,936,124       15,463,879
       15,996               --                          --                --                       461,106          386,462
     (119,266)        (173,449)                 (3,231,011)       (1,375,470)                  (10,539,673)     (10,568,875)
-------------     ------------                ------------      ------------                  ------------     ------------
      173,304         (138,338)                   (704,026)        1,266,367                    (3,142,443)       5,281,466
-------------     ------------               -------------     -------------                 -------------    -------------

           --               --                          --                --                            --            2,379
            6               --                          --                --                             7                6
           --               --                          --                --                            --           (2,379)
-------------     ------------               -------------     -------------                 -------------    -------------
            6               --                          --                --                             7                6
-------------     ------------               -------------     -------------                 -------------    -------------

      363,462          372,727                     193,136            99,579                       146,887          582,475
       27,906               --                          --                --                        31,628           22,041
     (286,213)          (1,853)                    (34,814)          (29,703)                     (411,376)        (248,522)
-------------     ------------               -------------     -------------                 -------------    -------------
      105,155          370,874                     158,322            69,876                      (232,861)         355,994
-------------     ------------               -------------     -------------                 -------------    -------------

================================================================================
                                                                              91

                 UBS Investment Funds -- Financial Statements



--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                       Global (Ex-U.S.) Equity
                                                                    High Yield Fund                             Fund
                                                         -----------------------------------   ----------------------------------
                                                            Year Ended      Six Months Ended*         Year Ended June 30,
                                                          June 30, 2000       June 30, 1999         2000               1999
                                                         --------------     ----------------   --------------       -------------
OPERATIONS:
  Net investment income..................................   $  5,274,444       $  2,487,185    $     4,208,084      $   6,208,221
  Net realized gain (loss)...............................     (3,589,002)           420,129         41,417,003         (1,916,922)
  Change in net unrealized appreciation or depreciation..     (1,386,533)        (1,916,114)        15,371,143         19,559,006
                                                            ------------       ------------    ---------------      -------------
  Net increase in net assets from operations.............        298,909            991,200         60,996,230         23,850,305
                                                            ------------       ------------    ---------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
  Brinson Class I:
        Distributions from net investment income.........     (3,997,434)        (1,845,754)        (2,727,974)        (4,564,403)
        Distributions from net realized gains............       (384,243)                --         (5,283,152)        (4,498,729)
                                                            ------------       ------------    ---------------      -------------
  Total Brinson Class I distributions....................     (4,381,677)        (1,845,754)        (8,011,126)        (9,063,132)
                                                            ------------       ------------    ---------------      -------------
  Brinson Class N:
        Distributions from net investment income.........            (74)               (30)                --               (121)
        Distributions from net realized gains............             (7)                --                (13)              (126)
                                                            ------------       ------------    ---------------      -------------
  Total Brinson Class N distributions....................            (81)               (30)               (13)              (247)
                                                            ------------       ------------    ---------------      -------------
  UBS Investment Funds Class:
        Distributions from net investment income.........       (315,019)          (167,575)            (9,831)           (23,356)
        Distributions from net realized gains............        (40,374)                --            (74,353)           (52,439)
                                                            ------------       ------------    ---------------      -------------
  Total UBS Investment Funds Class distributions.........       (355,393)          (167,575)           (84,184)           (75,795)
                                                            ------------       ------------    ---------------      -------------
        Decrease in net assets from distributions........     (4,737,151)        (2,013,359)        (8,095,323)        (9,139,174)
                                                            ------------       ------------    ---------------      -------------
CAPITAL SHARE TRANSACTIONS BY CLASS:
  Brinson Class I:
        Shares sold......................................     75,679,660         46,327,741      1,049,008,547        857,199,838
        Shares issued on reinvestment of distributions...      3,943,554          1,658,538          7,708,071          8,514,975
        Shares redeemed..................................    (84,709,596)       (22,018,291)    (1,187,345,955)      (829,422,705)
                                                            ------------       ------------    ---------------      -------------
  Total Brinson Class I transactions.....................     (5,086,382)        25,967,988       (130,629,337)        36,292,108
                                                            ------------       ------------    ---------------      -------------
  Brinson Class N:
        Shares sold......................................             --                 --                373              4,263
        Shares issued on reinvestment of distributions...             81                 30                 13                247
        Shares redeemed..................................             --                 --            (14,890)              (487)
                                                            ------------       ------------    ---------------      -------------
  Total Brinson Class N transactions.....................             81                 30            (14,504)             4,023
                                                            ------------       ------------    ---------------      -------------
  UBS Investment Funds Class:
        Shares sold......................................        484,592          6,368,108          1,895,728          6,909,236
        Shares issued on reinvestment of distributions...        274,449            139,258             81,724             68,163
        Shares redeemed..................................     (4,562,131)           (18,000)        (3,506,844)        (5,556,938)
                                                            ------------       ------------    ---------------      -------------
  Total UBS Investment Funds Class transactions..........     (3,803,090)         6,489,366         (1,529,392)         1,420,461
                                                            ------------       ------------    ---------------      -------------
  Net increase (decrease) in net assets resulting from
        capital share transactions.......................     (8,889,391)        32,457,384       (132,173,233)        37,716,592
                                                            ------------       ------------    ---------------      -------------
  Increase (Decrease) in Net Assets......................    (13,327,633)        31,435,225        (79,272,326)        52,427,723
  Net Assets, Beginning of Period........................     66,337,147         34,901,922        497,076,871        444,649,148
                                                            ------------       ------------    ---------------      -------------
  Net Assets, End of Period..............................   $ 53,009,514       $ 66,337,147    $   417,804,545      $ 497,076,871
                                                            ============       ============    ===============      =============

  Net assets include accumulated undistributed
        net investment income............................   $  1,495,285       $    611,744    $            --      $   2,738,174
                                                            ============       ============    ===============      =============

SHARE TRANSACTIONS:
  Brinson Class I:
        Shares sold......................................      8,072,340          4,509,034         80,245,905         72,650,740
        Shares issued on reinvestment of distributions...        416,227            166,520            575,659            726,832
        Shares redeemed..................................     (8,988,112)        (2,144,630)       (90,203,629)       (69,803,887)
                                                            ------------       ------------    ---------------      -------------
  Total Brinson Class I transactions.....................       (499,545)         2,530,924         (9,382,065)         3,573,685
                                                            ------------       ------------    ---------------      -------------
Brinson Class N:
        Shares sold......................................             --                 --                 30                365
        Shares issued on reinvestment of distributions...              9                  3                  1                 21
        Shares redeemed..................................             --                 --             (1,174)               (41)
                                                            ------------       ------------    ---------------      -------------
  Total Brinson Class N transactions.....................              9                  3             (1,143)               345
                                                            ------------       ------------    ---------------      -------------
  UBS Investment Funds Class:
        Shares sold......................................         50,427            620,093            146,606            587,229
        Shares issued on reinvestment of distributions...         28,713             13,996              6,167              5,917
        Shares redeemed..................................       (475,553)            (1,754)          (269,636)          (481,376)
                                                            ------------       ------------    ---------------      -------------
  Total UBS Investment Funds Class transactions..........       (396,413)           632,335           (116,863)           111,770
                                                            ------------       ------------    ---------------      -------------

*Reflects the Fund's change in fiscal year end from December 31 to June 30

================================================================================
92              See accompanying notes to financial statements.

                      Global Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                                                                   July 31, 1995*
                                                                           Year Ended June 30,                        Through
                                                            --------------------------------------------------
UBS Investment Funds Class                                   2000          1999           1998           1997      June 31, 1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....................... $    11.95    $    12.71    $    13.05    $    12.18    $    11.60
                                                            ----------    ----------    ----------    ----------    ----------
Income (loss) from investment operations:
  Net investment income....................................       0.17**        0.20          0.30          0.34          0.39
  Net realized and unrealized gain (loss)..................      (0.30)         0.25          0.61          1.75          1.10
                                                            ----------    ----------    ----------    ----------    ----------
       Total income (loss) from investment operations......      (0.13)         0.45          0.91          2.09          1.49
                                                            ----------    ----------    ----------    ----------    ----------
Less distributions:
  Distributions from and in excess of
       net investment income...............................      (0.13)        (0.37)        (0.55)        (0.57)        (0.59)
  Distributions from net realized gains....................      (0.52)        (0.84)        (0.70)        (0.65)        (0.32)
                                                            ----------    ----------    ----------    ----------    ----------
       Total distributions.................................      (0.65)        (1.21)        (1.25)        (1.22)        (0.91)
                                                            ----------    ----------    ----------    ----------    ----------
Net asset value, end of year............................... $    11.17    $    11.95    $    12.71    $    13.05    $    12.18
                                                            ==========    ==========    ==========    ==========    ==========
Total return (non-annualized)..............................      (1.00)%        3.92%         7.60%        18.13%        13.24%
Ratios/Supplemental data:
  Net assets, end of year (in 000s)........................ $    8,784    $   22,060    $   30,436    $   26,303    $   14,030
  Ratio of expenses to average net assets..................       1.64%         1.61%         1.59%         1.64%         1.69%***
  Ratio of net investment income to average net assets.....       1.34%         1.58%         2.05%         2.38%         3.04%***
  Portfolio turnover rate..................................         98%          105%           88%          150%          142%

  *  Commencement of UBS Investment Funds Class
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized



================================================================================
                See accompanying notes to financial statements.               93

                  Global Equity Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                                                                   July 31, 1995*
                                                                    Year Ended June 30,                               Through
                                                  ---------------------------------------------------------
UBS Investment Funds Class                           2000           1999           1998             1997           June 31, 1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period............. $    13.40     $    12.51     $    12.73     $    11.57          $    10.35
                                                  ----------     ----------     ----------     ----------          ----------
Income from investment operations:
  Net investment income (loss)...................      (0.03)**        0.04           0.07           0.08               (0.01)
  Net realized and unrealized gain...............       0.27           1.09           0.83           2.13                1.93
                                                  ----------     ----------     ----------     ----------          ----------
       Total income from investment operations...       0.24           1.13           0.90           2.21                1.92
                                                  ----------     ----------     ----------     ----------          ----------
Less distributions:
  Distributions from net investment income.......      (0.02)         (0.06)         (0.07)         (0.06)              (0.01)
  Distributions from net realized gains..........      (1.21)         (0.18)         (1.05)         (0.99)              (0.69)
                                                  ----------     ----------     ----------     ----------          ----------
       Total distributions.......................      (1.23)         (0.24)         (1.12)         (1.05)              (0.70)
                                                  ----------     ----------     ----------     ----------          ----------
Net asset value, end of period................... $    12.41     $    13.40     $    12.51     $    12.73          $    11.57
                                                  ==========     ==========     ==========     ==========          ==========
Total return (non-annualized)....................       1.96%          9.28%          8.15%         20.34%              19.25%
Ratios/Supplemental data:
  Net assets, end of period (in 000s)............ $   28,101     $   44,042     $   59,147     $   61,680          $   33,012
  Ratio of expenses to average net assets:
    Before expense reimbursement.................       1.83%          1.81%          1.78%          2.00%               2.53%***
    After expense reimbursement..................       1.76%          1.76%          1.76%          1.75%               1.76%***
Ratio of net investment income (loss) to
   average net assets:
    Before expense reimbursement.................      (0.27)%         0.29%          0.53%          0.60%              (0.19)%***
    After expense reimbursement..................      (0.20)%         0.34%          0.55%          0.85%               0.58%***
  Portfolio turnover rate........................        111%            86%            46%            32%                 74%

  *  Commencement of UBS Investment Funds Class
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized



================================================================================
94              See accompanying notes to financial statements.

                Global Technology Fund -- Financial Highlights

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                 May 26, 2000*
                                                                    Through
UBS Investment Funds Class                                       June 30, 2000
--------------------------------------------------------------------------------
Net asset value, beginning of period..........................      $ 10.00
                                                                    -------
   Income from investment operations:
     Net investment loss......................................        (0.01)
     Net realized and unrealized gain.........................         1.30
                                                                    -------
        Total income from investment operations...............         1.29
                                                                    -------
Net asset value, end of period................................      $ 11.29
                                                                    =======
Total return (non-annualized).................................        12.90%
Ratios/Supplemental data:
  Net assets, end of period (in 000s).........................      $   354
  Ratio of expenses to average net assets:
   Before expense reimbursement and earnings credits..........        14.28%**
   After expense reimbursement and earnings credits...........         2.55%**
  Ratio of net investment loss to average net assets:
   Before expense reimbursement and earnings credits..........       (13.26)%**
   After expense reimbursement and earnings credits...........        (1.53)%**
  Portfolio turnover rate.....................................           14%

 * Commencement of investment operations
** Annualized


================================================================================
                See accompanying notes to financial statements.              95

                  Global Biotech Fund -- Financial Highlights


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                 June 2, 2000*
                                                                   Through
UBS Investment Funds Class                                       June 30, 2000
--------------------------------------------------------------------------------
Net asset value, beginning of period...........................     $ 10.00
                                                                    -------
  Income from investment operations:
    Net investment loss........................................       (0.01)**
    Net realized and unrealized gain...........................        2.08
                                                                    -------
       Total income from investment operations.................        2.07
                                                                    -------
Net asset value, end of period.................................     $ 12.07
                                                                    =======
Total return (non-annualized)..................................       20.70%
  Net assets, end of period (in 000s)..........................     $   148
  Ratio of expenses to average net assets:
    Before expense reimbursement and earnings credits..........       11.10%***
    After expense reimbursement and earnings credits...........        2.30%***
  Ratio of net investment loss to average net assets:
    Before expense reimbursement and earnings credits..........      (10.29)%***
    After expense reimbursement and earnings credits...........       (1.49)%***
  Portfolio turnover rate......................................          19%

  * Commencement of investment operations was June 2, 2000
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
*** Annualized


================================================================================
96             See accompanying notes to financial statements.

                   GLOBAL BOND FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                                                                July 31, 1995*
                                                                              Year Ended June 30,                   Through
                                                            --------------------------------------------------
UBS Investment Funds Class                                    2000          1999          1998          1997      June 30, 1996
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....................    $   9.16      $   9.39      $   9.61      $  10.02      $  10.56
                                                            --------      --------      --------      --------      --------
Income (loss) from investment operations:
  Net investment income.................................        0.36**        0.34**        0.38**        0.62          0.78
  Net realized and unrealized gain (loss)...............       (0.43)        (0.07)        (0.18)         0.10          0.15
                                                            --------      --------      --------      --------      --------
      Total income (loss) from investment operations....       (0.07)         0.27          0.20          0.72          0.93
                                                            --------      --------      --------      --------      --------
Less distributions:
  Distributions from and in excess of
      net investment income.............................       (0.11)        (0.42)        (0.25)        (0.94)        (1.37)
  Distributions from net realized gains.................       (0.01)        (0.08)        (0.17)        (0.19)        (0.10)
                                                            --------      --------      --------      --------      --------
      Total distributions...............................       (0.12)        (0.50)        (0.42)        (1.13)        (1.47)
                                                            --------      --------      --------      --------      --------
Net asset value, end of period..........................    $   8.97      $   9.16      $   9.39      $   9.61      $  10.02
                                                            ========      ========      ========      ========      ========
Total return (non-annualized)...........................       (0.84)%        2.58%         2.28%         7.20%         9.17%
Ratios/Supplemental data:
  Net assets, end of period (in 000s)...................    $  2,114      $  4,429      $  4,377      $  4,110      $  3,653
  Ratio of expenses to average net assets:
    Before expense reimbursement........................        1.54%         1.39%         1.45%         1.81%         2.14%***
    After expense reimbursement.........................        1.43%****      N/A          1.39%         1.39%         1.39%***
  Ratio of net investment income to average net assets:
    Before expense reimbursement........................        3.85%         3.56%         3.98%         4.41%         4.49%***
    After expense reimbursement.........................        3.96%          N/A          4.04%         4.83%         5.24%***
Portfolio turnover rate.................................          87%          138%          151%          135%          184%

   * Commencement of investment operations
  ** The net investment income per share data was determined by using average shares outstanding throughout the period.
 *** Annualized
**** The ratio of net operating expenses to average net assets was 1.39%.
N/A = Not Applicable

================================================================================

                See accompanying notes to financial statements.               97

                  U.S. Balanced Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                                                                July 31, 1995*
                                                                              Year Ended June 30,                   Through
                                                            --------------------------------------------------
UBS Investment Funds Class                                    2000          1999          1998          1997      June 30, 1996
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.....................   $   9.32      $  12.19      $  12.46      $  11.67      $  11.38
                                                            --------      --------      --------      --------      --------
Income (loss) from investment operations:
  Net investment income..................................       0.22**        0.27**        0.42**        0.38          0.42
  Net realized and unrealized gain (loss)................      (0.74)         0.18          0.95          1.31          0.86
                                                            --------      --------      --------      --------      --------
      Total income (loss) from investment operations.....      (0.52)         0.45          1.37          1.69          1.28
                                                            --------      --------      --------      --------      --------
Less distributions:
  Distributions from net investment income...............      (0.22)        (0.67)        (0.70)        (0.36)        (0.42)
  Distributions from net realized gains..................      (0.06)        (2.65)        (0.94)        (0.54)        (0.57)
                                                            --------      --------      --------      --------      --------
      Total distributions................................      (0.28)        (3.32)        (1.64)        (0.90)        (0.99)
                                                            --------      --------      --------      --------      --------
Net asset value, end of period...........................   $   8.52      $   9.32      $  12.19   $     12.46      $  11.67
                                                            ========      ========      ========      ========      ========
Total return (non-annualized)............................      (5.57)%        4.13%        11.79%        14.99%        11.54%
Ratios/Supplemental data:
  Net assets, end of period (in 000s)....................   $  1,237      $  1,789      $  1,880      $  1,649      $    779
  Ratio of expenses to average net assets:
    Before expense reimbursement.........................       1.51%         1.46%         1.31%         1.38%         1.51%***
    After expense reimbursement..........................       1.31%****     1.30%         1.30%         1.30%         1.30%***
  Ratio of net investment income to average net assets:
    Before expense reimbursement.........................       2.30%         2.50%         3.38%         3.28%         3.26%***
    After expense reimbursement..........................       2.50%         2.66%         3.39%         3.36%         3.47%***
  Portfolio turnover rate................................         96%          113%          194%          329%          240%

   * Commencement of UBS Investment Funds Class
  ** The net investment income per share data was determined by using average shares outstanding throughout the period.
 *** Annualized
**** The ratio of net operating expenses to average net assets was 1.30%

===============================================================================

98              See accompanying notes to financial statements.

        U.S. Equity Fund -- Financial Highlights


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                                                              July 31, 1995*
                                                                      Year Ended June 30,                        Through
                                                  -------------------------------------------------------
UBS Investment Funds Class                          2000            1999            1998            1997      June 30, 1996
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period............  $ 21.39         $ 19.83         $ 17.59         $ 14.58         $ 11.94
                                                  -------         -------         -------         -------         -------
Income (loss) from investment operations:
   Net investment income........................     0.08**          0.06**          0.09            0.11            0.10
   Net realized and unrealized gain (loss)......    (3.75)           2.67            3.38            4.22            2.92
                                                  -------         -------         -------         -------         -------
        Total income (loss) from investment
         operations.............................    (3.67)           2.73            3.47            4.33            3.02
                                                  -------         -------         -------         -------         -------
Less distributions:
   Distributions from net investment income.....       --           (0.05)          (0.10)          (0.09)          (0.13)
   Distributions from net realized gains........    (1.77)          (1.12)          (1.13)          (1.23)          (0.25)
                                                  -------         -------         -------         -------         -------
        Total distributions.....................    (1.77)          (1.17)          (1.23)          (1.32)          (0.38)
                                                  -------         -------         -------         -------         -------
Net asset value, end of period..................  $ 15.95         $ 21.39         $ 19.83         $ 17.59         $ 14.58
                                                  =======         =======         =======         =======         =======
Total return (non-annualized)...................   (17.47)%         14.63%          20.80%          31.28%          25.70%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)..........  $12,503         $69,167         $55,063         $35,039         $ 5,387
   Ratio of expenses to average net assets:
     Before expense reimbursement...............     1.36%           1.32%           1.32%           1.41%           1.66%***
     After expense reimbursement................     1.32%           N/A             N/A             1.32%           1.32%***
   Ratio of net investment income to average
    net assets:
     Before expense reimbursement...............     0.37%           0.30%           0.60%           0.54%           0.61%***
     After expense reimbursement................     0.41%            N/A             N/A            0.63%           0.95%***
   Portfolio turnover rate......................       55%             48%             42%             43%             36%

  * Commencement of UBS Investment Funds Class
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
*** Annualized
N/A = Not Applicable

================================================================================
                See accompanying notes to financial statements.               99

        U.S. Large Cap Equity Fund -- Financial Highlights


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                                        April 6, 1998*
                                                         Year Ended      Year Ended         Through
UBS Investment Funds Class                              June 30, 2000   June 30, 1999   June 30, 1998
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..................     $ 11.07         $  9.79         $ 10.00
                                                           -------         -------         -------
Income (loss) from investment operations:
  Net investment income...............................        0.08**          0.04**          0.02
  Net realized and unrealized gain (loss).............       (2.68)           1.31           (0.22)
                                                           -------         -------         -------
      Total income (loss) from investment operations..       (2.60)           1.35           (0.20)
                                                           -------         -------         -------
Less distributions:
  Distributions from net investment income............       (0.09)          (0.07)          (0.01)
  Distributions from net realized gains...............       (0.95)             --              --
                                                           -------         -------         -------
      Total distributions.............................       (1.04)          (0.07)          (0.01)
                                                           -------         -------         -------
Net asset value, end of period........................     $  7.43         $ 11.07         $  9.79
                                                           =======         =======         =======
Total return (non-annualized).........................      (24.20)%         13.86%          (2.06)%
Ratios/Supplemental data:
  Net assets, end of period (in 000s).................     $   158         $     6         $     1
  Ratio of expenses to average net assets:
    Before expense reimbursement......................        1.79%           1.81%           2.11%***
    After expense reimbursement.......................        1.32%           1.32%           1.32%***
  Ratio of net investment income to average net
   assets:
    Before expense reimbursement......................        0.18%           0.05%           0.00%***
    After expense reimbursement.......................        0.65%           0.54%           0.79%***
  Portfolio turnover rate.............................         174%             88%             12%

  * Commencement of investment operations
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
*** Annualized

================================================================================
100             See accompanying notes to financial statements.

               U.S. Large Cap Growth Fund -- Financial Highlights


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                  Year Ended               Period Ended
UBS Investment Funds Class                                       June 30, 2000            June 30, 1999*
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................       $   13.85                $   11.84
                                                                   ---------                ---------
Income from investment operations:
  Net investment loss.......................................           (0.10)**                 (0.04)
  Net realized and unrealized gain..........................            2.29                     2.05
                                                                   ---------                ---------
       Total income from investment operations..............            2.19                     2.01
                                                                   ---------                ---------
Less distributions:
  Distributions from net realized gain......................           (0.95)                      --
                                                                   ---------                ---------
       Total distributions..................................           (0.95)                      --
                                                                   ---------                ---------
Net asset value, end of period..............................       $   15.09                $   13.85
                                                                   =========                =========
Total return (non-annualized)...............................           16.62%                   16.98%
Ratios/Supplemental data:
  Net assets, end of period (in 000s).......................       $   7,183                $   5,136
  Ratio of expenses to average net assets:
    Before expense reimbursement............................            2.63%                    3.15%***
    After expense reimbursement.............................            1.57%                    1.57%***
  Ratio of net investment loss to average net assets:
    Before expense reimbursement............................           (1.74)%                  (2.03)%***
    After expense reimbursement.............................           (0.68)%                  (0.45)%***
  Portfolio turnover rate...................................              86%                      51%

  *  Commencement of UBS Investment Funds Class was December 31, 1998.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized


================================================================================
                See accompanying notes to financial statements.              101

               U.S. Small Cap Growth Fund -- Financial Highlights


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                 Year Ended        Period Ended
UBS Investment Funds Class                                      June 30, 2000      June 30, 1999*
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period.........................    $    9.14           $    8.80
                                                                 ---------           ---------
Income from investment operations:
  Net investment loss........................................        (0.18)**            (0.06)
  Net realized and unrealized gain...........................         7.12                0.40
                                                                 ---------           ---------
        Total income from investment operations..............         6.94                0.34
                                                                 ---------           ---------
Net asset value, end of period...............................    $   16.08           $    9.14
                                                                 =========           =========
Total return (non-annualized)................................        75.93%               3.86%
Ratios/Supplemental data:
  Net assets, end of period (in 000s)........................    $   3,671           $     640
  Ratio of expenses to average net assets:
    Before expense reimbursement.............................         2.08%               2.09%***
    After expense reimbursement..............................         1.92%               1.92%***
  Ratio of net investment loss to average net assets:
    Before expense reimbursement.............................        (1.53)%             (1.39)%***
    After expense reimbursement..............................        (1.37)%             (1.22)%***
  Portfolio turnover rate....................................          104%                 71%

 *   Commencement of UBS Investment Funds Class was December 31, 1998.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized


================================================================================
102             See accompanying notes to financial statements.

                    U.S. Bond Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                                                          August 31, 1995*
                                                                           Year Ended June 30,                Through
                                                             --------------------------------------------
UBS Investment Funds Class                                     2000        1999        1998        1997     June 30, 1996
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period......................   $ 10.23     $ 10.54     $ 10.22     $  9.92       $ 10.00
                                                             -------     -------     -------     -------       -------
Income from investment operations:
    Net investment income.................................      0.58**      0.52**      0.50        0.46**        0.46
    Net realized and unrealized gain (loss)...............     (0.25)      (0.26)       0.49        0.32         (0.13)
                                                             -------     -------     -------     -------       -------
        Total income from investment operations...........      0.33        0.26        0.99        0.78          0.33
                                                             -------     -------     -------     -------       -------
Less distributions:
    Distributions from net investment income..............     (0.62)      (0.42)      (0.53)      (0.48)        (0.38)
    Distributions in excess of net realized gains.........        --       (0.15)      (0.14)         --         (0.03)
                                                             -------     -------     -------     -------       -------
        Total distributions...............................     (0.62)      (0.57)      (0.67)      (0.48)        (0.41)
                                                             -------     -------     -------     -------       -------
Net asset value, end of period............................   $  9.94     $ 10.23     $ 10.54     $ 10.22       $  9.92
                                                             =======     =======     =======     =======       =======
Total return (non-annualized).............................      3.33%       2.45%       9.97%       7.91%         3.24%
Ratios/Supplemental data:
    Net assets, end of period (in 000s)...................   $ 3,526     $ 6,015     $ 2,444     $ 1,399       $   636
    Ratio of expenses to average net assets:
      Before expense reimbursement........................      1.14%       1.08%       1.31%       2.12%         4.10%***
      After expense reimbursement.........................      1.07%       1.07%       1.07%       1.07%         1.07%***
    Ratio of net investment income to average net assets:
      Before expense reimbursement........................      5.65%       4.95%       5.14%       4.67%         2.53%***
      After expense reimbursement.........................      5.72%       4.96%       5.38%       5.72%         5.56%***
    Portfolio turnover rate...............................       170%        260%        198%        410%          363%

   * Commencement of investment operations
  ** The net investment income per share data was determined by using average shares outstanding throughout the period.
 *** Annualized

================================================================================
                See accompanying notes to financial statements.              103

                    High Yield Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                               Year Ended     Period Ended
UBS Investment Funds Class                                   June 30, 2000   June 30, 1999*
--------------------------------------------------------------------------------------------
Net asset value, beginning of period......................     $    9.95        $   9.98
                                                               ---------        --------
Income (loss) from investment operations:
    Net investment income.................................          0.84**          0.41**
    Net realized and unrealized loss......................         (0.90)          (0.15)
                                                               ---------        --------
        Total income (loss) from investment operations....         (0.06)           0.26
                                                               ---------        --------
Less distributions:
    Distributions from net investment income..............         (0.65)          (0.29)
    Distributions from net realized gains.................         (0.07)             --
                                                               ---------        --------
        Total distributions...............................         (0.72)          (0.29)
                                                               ---------        --------
Net asset value, end of period............................     $    9.17        $   9.95
                                                               =========        ========
Total return (non-annualized).............................         (0.68)%          2.61%
Ratios/Supplemental data:
    Net assets, end of period (in 000s)...................     $   2,164        $  6,292
    Ratio of expenses to average net assets:
      Before expense reimbursement........................          1.70%           1.68%***
      After expense reimbursement.........................          1.55%           1.55%***
    Ratio of net investment income to average net assets:
      Before expense reimbursement........................          8.47%           7.69%***
      After expense reimbursement.........................          8.62%           7.82%***
    Portfolio turnover rate...............................            73%             77%

  *  Commencement of UBS Investment Funds Class was December 31, 1998.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized

================================================================================
104             See accompanying notes to financial statements.

             Global (Ex-U.S.) Equity Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                                                             July 31, 1995*
                                                                           Year Ended June 30,                   Through
                                                             ---------------------------------------------
UBS Investment Funds Class                                     2000           1999       1998       1997     June 30, 1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period......................   $ 12.20        $ 12.05     $ 12.49    $ 11.12     $  10.26
                                                             -------        -------     -------    -------     --------
Income from investment operations:
   Net investment income..................................        --**         0.05        0.08       0.11         0.12
   Net realized and unrealized gain.......................      1.33           0.27        0.30       1.93         1.45
                                                             -------        -------     -------    -------     --------
        Total income from investment operations...........      1.33           0.32        0.38       2.04         1.57
                                                             -------        -------     -------    -------     --------
Less distributions:
   Distributions from investment income...................     (0.02)         (0.05)      (0.08)     (0.11)       (0.15)
   Distributions from net realized gain...................     (0.14)         (0.12)      (0.74)     (0.56)       (0.56)
                                                             -------        -------     -------    -------     --------
        Total distributions...............................     (0.16)         (0.17)      (0.82)     (0.67)       (0.71)
                                                             -------        -------     -------    -------     --------
Net asset value, end of period............................   $ 13.37        $ 12.20     $ 12.05    $ 12.49     $  11.12
                                                             =======        =======     =======    =======     ========
Total return (non-annualized).............................     10.94%          2.78%       3.90%     19.32%       15.78%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)....................   $ 5,819        $ 6,739     $ 5,310    $ 7,797     $ 1,262
   Ratio of expenses to average net assets:
     Before expense reimbursement.........................      1.84%****      1.83%       1.84%      1.81%       2.04%***
     After expense reimbursement..........................       N/A            N/A         N/A        N/A        1.84%***
   Ratio of net investment income to average net assets:
     Before expense reimbursement.........................      0.05%          0.51%       0.68%      1.02%       0.83%***
     After expense reimbursement..........................       N/A            N/A         N/A        N/A        1.03%***
   Portfolio turnover rate................................        59%            74%         49%        25%         20%

   * Commencement of UBS Investment Funds Class
  ** The net investment income per share data was determined by using average shares outstanding throughout the period.
 *** Annualized
**** The ratio of net operating expenses to average net assets was 1.83%.
N/A = Not Applicable

================================================================================
                See accompanying notes to financial statements.              105

             UBS Investment Funds -- Notes To Financial Statements

--------------------------------------------------------------------------------
1.   SIGNIFICANT ACCOUNTING POLICIES

The Brinson Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of thirteen series: Global Fund, Global Equity Fund, Global Technology Fund, Global Biotech Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Cap Equity Fund (formerly, U.S. Large Capitalization Equity Fund), U.S. Large Cap Growth Fund (formerly, U.S. Large Capitalization Growth Fund), U.S. Small Cap Growth Fund (formerly, U.S. Small Capitalization Growth Fund), U.S. Bond Fund, High Yield Fund and Global (Ex-U.S.) Equity Fund (each a "Fund" and collectively, the "Funds"). Each Fund has three classes of shares outstanding, Brinson Class I, Brinson Class N and UBS Investment Funds Class. There are an unlimited number of shares of each class with par value of $0.001 authorized. Each share represents an identical interest in the investments of the Funds and has the same rights. The financial highlights of the Brinson Class I and the Brinson Class N are presented separately. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

A. Investment Valuation: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. U.S. equity securities traded over-the-counter are valued at the most recent bid price. Investments in affiliated investment companies are valued at the daily closing net asset value of the respective fund. Debt securities are valued at the most recent bid price by using market quotations or independent pricing services. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. Foreign Currency Translation: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the WM/Reuters closing spot rates as of 4:00 p.m. London time. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts and income receipts are translated at the prevailing exchange rate as of the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on investments in the statement of operations.

C. Investment Transactions: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D. Investment Income: Interest income, which includes the amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

E. Federal Income Taxes: It is the policy of the Funds to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds met the requirements of the Code applicable to regulated investment companies for the year ended June 30, 2000, therefore, no federal income tax provision was required. At June 30, 2000, the following Funds had capital loss carryforwards for Federal income tax purposes available to offset future net capital gains through the indicated expiration dates:

     Fund                                    Expiration Date        Amount
     ----                                    ---------------        ------
Global Bond Fund..........................   June 30, 2008       $ 1,109,176
U.S. Bond Fund............................   June 30, 2008         1,664,910
High Yield Fund...........................   June 30, 2008           861,570

--------------------------------------------------------------------------------
106

               UBS Investment Funds -- Notes To Financial Statements

-------------------------------------------------------------------------------

F. Distributions to Shareholders: It is the policy of the Funds to distribute their respective net investment income on a semi-annual basis and net capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. Differences in dividends per share between the classes are due to distribution expenses. The percentage of dividends paid that qualify for the dividends received deduction available to corporate shareholders for the year ended June 30, 2000, were as follows:

                                                              Dividends Received
Fund                                                               Deduction
----                                                               ---------
Global Fund....................................................       16.77%
Global Equity Fund.............................................       32.26
U. S. Balanced.................................................       23.37
U. S. Equity...................................................      100.00
U. S. Large Cap Equity.........................................       31.75
U. S. Large Cap Growth.........................................       10.18
U. S. Bond.....................................................        0.11

G. Income and Expense Allocation: All income earned and expenses incurred by each Fund will be borne on a pro rata basis by each of the classes, except that the Brinson Class I will not incur any of the distribution expenses of the Brinson Class N nor the UBS Investment Funds Class.

H. Earnings Credits: The Funds have entered into an arrangement with their custodian whereby interest earned on uninvested cash balances are used to offset a portion of the Fund's expenses. These amounts are reflected in the statements of operations.

I. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

2.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. As compensation for these services, each Fund pays the Advisor a monthly fee based on each Fund's respective average daily net assets. The Advisor has agreed to waive its fees and reimburse each Fund to the extent that total annualized operating expenses exceed a specified percentage of each Fund's respective average daily net assets. The Advisor may recapture any amounts waived or reimbursed with respect to the Global Technology Fund and Global Biotech Fund subject to the following conditions: (1) the Advisor must request reimbursement within five years from the date on which the waiver and/or reimbursement was made, and (2) the Fund must be able to reimburse the Advisor and remain within the operating expense limits noted in the following chart. No amounts were recaptured by the Advisor during the period ended June 30, 2000. Investment advisory fees and other transactions for the year ended June 30, 2000, were as follows:

                                                                                                 UBS
                                                                                  Brinson      Investment
                                                   Advisory   Brinson Class I     Class N     Funds Class    Advisory      Fees
Fund                                                  Fee       Expense Cap     Expense Cap   Expense Cap      Fees       Waived
----                                               --------   ---------------   -----------   -----------   ----------  ----------
Global Fund......................................    0.80%          1.10%          1.35%         1.75%      $2,899,741   $      --
Global Equity Fund...............................    0.80           1.00           1.25          1.76          639,859      54,359
Global Technology Fund...........................    1.40           1.55           1.80          2.55              549       4,639
Global Biotech Fund..............................    1.15           1.30           1.55          2.30              480       3,737
Global Bond Fund.................................    0.75           0.90           1.15          1.39          597,228      91,069
U.S. Balanced Fund...............................    0.70           0.80           1.05          1.30          199,072      57,436
U.S. Equity Fund.................................    0.70           0.80           1.05          1.32        3,376,519     160,099
U.S. Large Cap Equity Fund.......................    0.70           0.80           1.05          1.32          163,052     108,284
U.S. Large Cap Growth Fund.......................    0.70           0.80           1.05          1.57           71,140     101,585
U.S. Small Cap Growth Fund.......................    1.00           1.15           1.40          1.92          445,220      69,313
U.S. Bond Fund...................................    0.50           0.60           0.85          1.07          452,989      60,829
High Yield Fund..................................    0.60           0.70           0.95          1.55          336,440      87,728
Global (Ex-U.S.) Equity Fund.....................    0.80           1.00           1.25          1.84        3,822,993          --

--------------------------------------------------------------------------------

                        UBS Investment Funds -- Notes to Financial Statements

--------------------------------------------------------------------------------

Certain officers of the Funds are also officers of the Advisor. All officers serve without direct compensation from the Funds. Trustees' fees paid to unaffiliated trustees for the year ended June 30, 2000, were as follows:

                                                                       Fees Paid
                                                                       ---------
Global Fund...........................................................  $ 8,272
Global Equity Fund....................................................    4,414
Global Technology Fund................................................      360
Global Biotech Fund...................................................      290
Global Bond Fund......................................................    4,392
U.S. Balanced Fund....................................................    4,246
U.S. Equity Fund......................................................   15,374
U.S. Large Cap Equity Fund............................................    4,246
U.S. Large Cap Growth Fund............................................    3,649
U.S. Small Cap Growth Fund............................................    4,117
U.S. Bond Fund........................................................    4,370
High Yield Fund.......................................................    4,365
Global (Ex-U.S.) Equity Fund..........................................    8,264

The Global Fund invests in shares of certain affiliated investment companies also sponsored by the Advisor. These investments represented 16.08% of the Fund's net assets at June 30, 2000. Amounts relating to those investments at June 30, 2000 and for the year then ended, were as follows:

                                                                                             Net        Change in
                                                                             Sales        Realized    Net Unrealized
Affiliates                                                  Purchases       Proceeds     Gain/(Loss)   Gain/(Loss)        Value
----------                                                 ------------  --------------  -----------  ---------------  -----------
Brinson U.S. Small Capitalization Equity Fund............  $         --  $           --  $       --     $  479,608     $ 8,140,053
Brinson High Yield Fund..................................     9,500,000       8,000,000   1,240,415       (958,356)     16,003,393
Brinson Emerging Markets Equity Fund.....................            --      10,509,950    (472,848)     3,382,681       9,943,169
Brinson Emerging Markets Debt Fund.......................            --      18,100,000   4,035,383        594,382      11,243,315
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund..................................   452,709,674     482,973,495          --             --       1,830,859

The following Funds invest in shares of the Brinson Supplementary Trust U.S. Cash Management Prime Fund ("Supplementary Trust"). The Supplementary Trust is an investment company managed by the Advisor. The Supplementary Trust is offered as a cash management option only to mutual funds and other accounts managed by the Advisor. The Supplementary Trust pays no management fees. Distributions received from the Supplementary Trust are reflected as interest income in the statement of operations. Amounts relating to those investments at June 30, 2000 and for the year then ended June 30, 2000, were as follows:

                                                                                                                    % of
                                                                              Sales         Interest                 Net
Fund                                                          Purchases      Proceeds        Income       Value     Assets
----                                                         ------------  ------------    ----------  ----------- --------
Global Fund................................................  $452,709,674  $482,973,494     $ 732,300  $ 1,830,859    0.63%
Global Equity Fund.........................................    51,279,587    49,847,833        77,639    2,453,941    3.56
Global Technology Fund.....................................            --            --            --           --      --
Global Biotech Fund........................................            --            --            --           --      --
Global Bond Fund...........................................    46,252,518    46,972,556        91,982    5,419,195   11.89
U.S. Balanced Fund.........................................    23,615,731    23,228,119        36,392      623,691    5.04
U.S. Equity Fund...........................................   324,163,891   360,999,461       885,159      849,414    0.45
U.S. Large Cap Equity Fund.................................    42,642,990    42,960,013        53,714    1,215,982    7.62
U.S. Large Cap Growth Fund.................................            --            --            --           --      --
U.S. Small Cap Growth Fund.................................    43,005,104    42,635,680       120,511    2,503,641    4.58
U.S. Bond Fund.............................................    87,525,697    92,813,027       273,586      217,046    0.35
High Yield Fund............................................    85,172,972    77,233,925       194,207   10,185,196   19.21
Global (Ex-U.S.) Equity Fund...............................   807,825,648   806,997,127       708,393    5,129,357    1.23

================================================================================
108

                        UBS Investment Funds -- Notes to Financial Statements

--------------------------------------------------------------------------------

3.   INVESTMENT TRANSACTIONS

Investment transactions for the year ended June 30, 2000, excluding short-term investments, were as follows:

                                                                     Proceeds
Fund                                                  Purchases     From Sales
----                                                 ------------  ------------
Global Fund........................................  $340,289,160  $510,377,106
Global Equity Fund.................................    86,434,670   109,260,719
Global Technology Fund.............................       547,609        58,675
Global Biotech Fund................................       704,861       113,026
Global Bond Fund...................................    66,489,929   129,362,852
U.S. Balanced Fund.................................    26,024,597    47,524,289
U.S. Equity Fund...................................   254,397,613   714,232,204
U.S. Large Cap Equity Fund.........................    37,900,184    40,675,202
U.S. Large Cap Growth Fund.........................    10,468,677     8,415,371
U.S. Small Cap Growth Fund.........................    43,729,341    52,864,256
U.S. Bond Fund.....................................   141,682,053   167,767,766
High Yield Fund....................................    37,576,913    50,920,592
Global (Ex-U.S.) Equity Fund.......................   274,569,893   410,021,861

4.   FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to each Fund on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Funds realize a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts during the year ended June 30, 2000, was the Funds' custodian.

5.   FUTURES CONTRACTS

The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.


================================================================================

                        UBS Investment Funds -- Notes to Financial Statements

--------------------------------------------------------------------------------

6.   SECURITY LENDING

The Global Fund and Global (Ex-U.S.) Equity Fund loaned securities to certain brokers, with the Fund's custodian acting as the Funds' lending agent. The Funds earned negotiated lenders' fees, which are included in interest income in the statements of operations. The Global Fund receives cash as collateral against the loaned securities. The cash is then generally invested in interest-bearing securities which are included in the schedule of investments. The Global (Ex-U.S.) Equity Fund receives securities, which are not reflected in the statement of assets and liabilities, as collateral against the loaned securities. The Funds' monitor the market value of securities loaned on a daily basis and initially require collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of foreign securities loaned. The value of loaned securities and related collateral outstanding at June 30, 2000, were as follows:

                                                  Value of Loaned    Value of
                                                     Securities     Collateral
                                                  ---------------   ----------
Global Fund......................................    $50,587,586    $51,691,365
Global (Ex-U.S.) Equity Fund.....................     15,980,918     16,163,433

7.   DISTRIBUTION PLANS

The Trust has adopted distribution plans (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the Brinson Class N and the UBS Investment Funds Class. Each Plan governs payments made for the expenses incurred in the promotion and distribution of the Brinson Class N and the UBS Investment Funds Class. Annual fees under the Brinson Class N Plan shall not exceed 0.25% of the average daily net assets of the Brinson Class N of each of the Funds. Annual fees under the UBS Investment Funds Plan, which include a 0.25% service fee, are as follows as a percentage of the average daily net assets of the UBS Investment Funds Class of each of the Funds:

                                                                         % of
Fund                                                                  Net Assets
----                                                                  ----------
Global Fund.........................................................     0.65%
Global Equity Fund..................................................     0.76
Global Technology Fund..............................................     1.00
Global Biotech Fund.................................................     1.00
Global Bond Fund....................................................     0.49
U.S. Balanced Fund..................................................     0.50
U.S. Equity Fund....................................................     0.52
U.S. Large Cap Equity Fund..........................................     0.52
U.S. Large Cap Growth Fund..........................................     0.77
U.S. Small Cap Growth Fund..........................................     0.77
U.S. Bond Fund......................................................     0.47
High Yield Fund.....................................................     0.85
Global (Ex-U.S.) Equity Fund........................................     0.84


================================================================================
110

                        UBS Investment Funds -- Notes to Financial Statements

--------------------------------------------------------------------------------

8.   LINE OF CREDIT

The Trust has entered into an agreement with Chase Manhattan Bank to provide a 364-day $100 million committed line of credit to the Funds. Borrowings will be made for temporary purposes. Interest on amounts borrowed is calculated based on the Federal Funds Rate plus 0.50%. The Funds pay an annual commitment fee of 0.10% (prior to April 14, 2000 the commitment fee was 0.08%) of the average daily balance of the line of credit not utilized. The average borrowings under the agreement for the year then ended June 30, 2000, were as follows:

                                                        Average   Number of Days
Fund                                                   Borrowings   Outstanding
----                                                   ---------- --------------
Global Fund..........................................  $ 4,750,000       2
Global Bond Fund.....................................   18,940,000      10
U.S. Balanced Fund...................................    2,925,000       8
U.S. Equity Fund.....................................    7,442,857       7
Global (Ex-U.S.) Equity Fund.........................   16,050,000      14


================================================================================

                        Report of Independent Auditors

--------------------------------------------------------------------------------

The Board of Trustees and Shareholders
The Brinson Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Brinson Funds--Global Fund, Global Equity Fund, Global Technology Fund, Global Biotech Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Cap Equity Fund, U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund, U.S. Bond Fund, High Yield Fund, and Global (Ex-U.S.) Equity Fund as of June 30, 2000, and the related statements of operations, cash flows (Global Fund only), changes in net assets and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Brinson Funds--Global Fund, Global Equity Fund, Global Technology Fund, Global Biotech Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Cap Equity Fund, U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund, U.S. Bond Fund, High Yield Fund, and Global (Ex-U.S.) Equity Fund at June 30, 2000 and the results of their operations, cash flows (Global Fund only), changes in their net assets and the financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States.


                                                          /s/ Ernest & Young LLP



Chicago, Illinois
August 11, 2000

================================================================================

                                Distributed by:
                            Funds Distributor, Inc.
                                60 State Street
                               Boston, MA 02109

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information.

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